GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.5%
Alabama – 1.0%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A-/A2)
$5,000,000	4.000%	09/15/2033	$ 5,639,320
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (AA/A2)
425,000	5.000	08/01/2025	497,732
485,000	5.000	08/01/2026	584,898
550,000	5.000	08/01/2027	678,929
485,000	5.000	08/01/2028	612,282
485,000	5.000	08/01/2029	624,478
425,000	5.000	08/01/2030	555,022
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,344
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/B3)
4,600,000	5.750	10/01/2049	5,547,785
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
1,000,000	5.000	10/01/2024	1,136,864
1,000,000	5.000	10/01/2025	1,173,017
2,225,000	5.000	10/01/2030	2,578,291
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
740,000	5.000	10/01/2044	826,152
4,415,000	5.500	10/01/2053	4,973,852
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
4,275,000	0.000	10/01/2046	4,389,456
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,000,000	5.000	10/01/2021	1,012,060
13,500,000	6.000	10/01/2042	15,694,418
10,615,000	6.500	10/01/2053	12,455,168
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(a)
14,875,000	0.000	10/01/2050	15,307,477
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	236,155
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	236,155
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
1,750,000	2.000	10/01/2024	1,836,758
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A1)
3,820,000	4.000	06/01/2024	4,200,380
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A1)(b)
	(1 Mo. LIBOR + 0.85%),
10,000,000	0.912	06/01/2024	10,093,930
UAB Medicine Finance Authority RB Series 2019 B (AA-/Aa3)
1,350,000	4.000	09/01/2036	1,612,793
2,030,000	4.000	09/01/2037	2,419,038
1,350,000	4.000	09/01/2038	1,605,369

			96,628,123

Alaska – 0.5%
Alaska Municipal Bond Bank Authority RB Refunding Series 2016 (AMT) (A+/NR)
1,755,000	5.000	12/01/2030	2,086,557
1,365,000	5.000	12/01/2031	1,622,093
1,960,000	5.000	12/01/2032	2,328,032
2,055,000	5.000	12/01/2033	2,433,800

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alaska – (continued)
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)
$1,200,000	5.000%	12/01/2026	$ 1,472,398
3,430,000	5.000	12/01/2027	4,305,964
2,175,000	5.000	12/01/2028	2,789,622
2,235,000	5.000	12/01/2029	2,922,512
1,540,000	5.000	12/01/2030	2,051,429
Alaska Municipal Bond Bank Authority RB Series 2017 THREE (A+/NR)
1,240,000	5.000	12/01/2027	1,556,675
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
2,600,000	5.000	06/01/2046	2,603,802
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (WD/NR)(d)
37,350,000	0.000	06/01/2046	8,308,108
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (A/NR)(e)
1,550,000	5.000	06/01/2027	1,928,326
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (BBB-/NR)(e)
1,900,000	4.000	06/01/2050	2,228,974
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (BBB+/NR)(e)
850,000	0.500	06/01/2031	851,644
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-2 (NR/NR)(d)(e)
9,000,000	0.000	06/01/2066	2,030,437
State of Alaska GO Unlimited Bonds Series 2016 A (AA-/Aa3)
5,460,000	5.000	08/01/2027	6,437,833

			47,958,206

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (NR/Ba3)(f)
2,000,000	2.470	09/01/2024	1,998,622
American Samoa Economic Development Authority RB Refunding Series 2021 C (NR/Ba3)(f)
1,890,000	3.720	09/01/2027	1,887,330

			3,885,952

Arizona – 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(g)
	(3 Mo. LIBOR + 0.81%),
21,670,000	0.945	01/01/2037	21,653,498
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
425,000	3.375	07/01/2041	463,227
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,400,000	5.000	11/01/2044	1,695,972
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (B+/NR)
570,000	5.000	01/01/2043	587,805
3,250,000	4.500	01/01/2049	3,135,661
2,095,000	5.000	01/01/2054	2,139,294
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (B/NR)
1,565,000	5.000	01/01/2037	1,594,951
1,105,000	5.000	01/01/2038	1,123,202
300,000	5.000	01/01/2043	300,980
2,125,000	5.000	01/01/2049	2,109,296
600,000	5.125	01/01/2054	599,491

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa3)
$365,000	5.000%	05/01/2024	$ 387,191
300,000	5.000	05/01/2029	330,000
650,000	5.000	05/01/2031	707,360
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (BB/NR)(f)
530,000	3.000	12/15/2031	560,858
Chandler Industrial Development Authority RB for Intel Corp. Series 2007 (AMT) (A+/A1)(b)(c)
10,000,000	2.700	08/14/2023	10,466,746
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(b)(c)
7,300,000	5.000	06/03/2024	8,237,151
City of Mesa Utility System RB Refunding Series 2021 (AA-/Aa2)
10,550,000	4.000	07/01/2035	13,114,954
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A/A1)
1,375,000	3.000	07/01/2049	1,441,412
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A/A1)
1,110,000	5.000	07/01/2023	1,213,831
1,115,000	5.000	07/01/2024	1,266,663
1,215,000	5.000	07/01/2025	1,425,018
915,000	4.000	07/01/2044	1,052,771
2,980,000	5.000	07/01/2044	3,713,212
2,290,000	3.250	07/01/2049	2,402,867
1,375,000	5.000	07/01/2049	1,704,317
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/A3)
3,005,000	2.163	07/01/2022	3,037,529
1,950,000	2.226	07/01/2023	1,984,894
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,460,545
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
5,019,000	4.000	07/01/2037	5,087,550
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
395,000	3.500	07/01/2029	416,563
378,000	4.100	07/01/2034	399,663
1,141,000	4.750	07/01/2043	1,204,182
Glendale City Subordinate RB Refunding Series 2017 (AA/A1)
2,500,000	5.000	07/01/2028	3,109,880
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
535,000	4.000	05/15/2031	596,039
900,000	5.000	05/15/2041	1,031,457
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
5,000,000	5.000	11/15/2042	5,844,460
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (BBB/NR)
380,000	4.000	02/15/2041	427,370
295,000	4.000	02/15/2046	330,266
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(f)
300,000	4.000	07/01/2030	335,318
600,000	5.000	07/01/2040	701,956
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(f)
300,000	5.000	10/01/2026	320,031
400,000	5.125	10/01/2030	449,210

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
$200,000	4.000%	07/01/2025	$ 224,242
200,000	4.000	07/01/2026	228,342
200,000	4.000	07/01/2027	232,249
325,000	4.000	07/01/2028	381,072
250,000	4.000	07/01/2029	296,759
500,000	4.000	07/01/2034	565,736
700,000	5.000	07/01/2039	855,794
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(f)
450,000	4.750	05/01/2030	483,097
225,000	5.500	05/01/2040	241,779
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
11,910,000	5.000	12/01/2037	16,791,514

			137,465,225

Arkansas – 0.4%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
2,790,000	5.000	12/01/2047	3,482,038
4,630,000	3.200	12/01/2049	4,993,263
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500	07/01/2038	4,760,144
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (BBB-/NR)
520,000	5.000	06/01/2022	539,021
700,000	5.000	06/01/2023	752,866
1,030,000	5.000	06/01/2024	1,138,942
1,215,000	5.000	06/01/2025	1,379,231
1,705,000	5.000	06/01/2026	1,977,886
1,770,000	5.000	06/01/2027	2,090,153
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
550,000	5.000	08/01/2026	659,950
500,000	5.000	08/01/2028	593,578
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
5,395,000	3.000	02/01/2023	5,556,638
5,185,000	3.000	02/01/2024	5,332,678
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,342,453

			36,598,841

California – 9.2%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(d)
1,000,000	0.000	08/01/2037	731,108
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000	4.000	09/01/2024	736,001
500,000	4.000	09/01/2025	547,453
370,000	4.000	09/01/2026	403,898
415,000	4.000	09/01/2027	451,360
410,000	4.000	09/01/2028	444,460
345,000	4.000	09/01/2029	372,873
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
1,000,000	5.000	05/01/2040	1,197,824

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
$190,000	4.000%	09/01/2021	$ 191,173
195,000	4.000	09/01/2022	203,269
205,000	4.000	09/01/2023	220,397
210,000	4.000	09/01/2024	231,873
220,000	4.000	09/01/2025	248,536
230,000	4.000	09/01/2026	262,802
235,000	4.000	09/01/2027	266,688
255,000	4.000	09/01/2029	286,353
275,000	4.000	09/01/2031	305,214
290,000	4.000	09/01/2032	321,278
300,000	5.000	09/01/2033	345,788
215,000	5.000	09/01/2034	247,300
330,000	5.000	09/01/2035	379,266
345,000	3.000	09/01/2036	361,806
360,000	3.000	09/01/2037	376,782
370,000	3.000	09/01/2038	386,174
380,000	3.000	09/01/2039	396,145
1,160,000	5.000	09/01/2044	1,317,345
1,475,000	5.000	09/01/2049	1,669,510
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
1,505,000	4.000	09/01/2045	1,674,764
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (BBB-/NR)
425,000	4.000	06/01/2049	485,537
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
500,000	5.000	06/01/2050	599,160
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (BBB+/NR)
950,000	4.000	06/01/2049	1,124,414
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
275,000	5.000	06/01/2049	343,752
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(d)
2,375,000	0.000	06/01/2055	598,090
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
825,000	4.000	06/01/2049	976,808
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
595,000	5.000	06/01/2049	740,614
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(d)
12,130,000	0.000	06/01/2055	2,441,888
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (WD/NR)(d)
45,220,000	0.000	06/01/2055	5,518,852
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
5,000,000	5.250	04/01/2040	7,683,455
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (AAA/Aaa)
3,500,000	5.000	05/01/2045	5,450,561
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (NR/Baa3)
450,000	5.000	08/01/2035	575,329
575,000	5.000	08/01/2040	725,203
550,000	5.000	08/01/2045	684,315
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (BB+/NR)(f)
250,000	4.000	06/01/2036	290,124

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
$500,000	5.000%	02/01/2042	$ 610,246
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	467,435
350,000	5.000	11/15/2029	433,530
565,000	5.000	11/15/2030	696,380
1,010,000	5.000	11/15/2042	1,228,372
12,000,000	5.000	11/15/2056	14,609,424
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,300,000	5.000	02/01/2034	1,585,288
1,150,000	5.000	02/01/2035	1,400,506
1,545,000	5.000	02/01/2036	1,877,584
450,000	5.000	02/01/2042	542,962
1,450,000	5.000	02/01/2047	1,744,068
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
4,265,000	5.000	06/30/2028	5,374,509
3,235,000	5.000	12/31/2028	4,062,148
6,195,000	5.000	12/31/2043	7,542,346
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (BBB-/NR)
670,000	4.000	07/01/2031	775,441
1,830,000	4.000	07/01/2041	2,100,882
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
200,000	5.000	10/01/2026	240,699
200,000	5.000	10/01/2027	246,632
150,000	5.000	10/01/2028	189,072
225,000	5.000	10/01/2029	281,949
125,000	5.000	10/01/2030	155,421
225,000	5.000	10/01/2031	278,493
225,000	5.000	10/01/2032	277,842
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(f)
430,000	5.000	10/01/2034	521,412
1,125,000	5.000	10/01/2039	1,341,537
1,035,000	5.000	10/01/2049	1,211,700
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
2,875,000	5.000	12/31/2034	3,549,875
2,375,000	5.000	12/31/2035	2,927,760
900,000	5.000	12/31/2037	1,105,926
2,000,000	5.000	12/31/2038	2,453,247
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	449,610
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(f)
5,550,000	4.000	11/01/2023	5,546,147
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
4,130,000	3.000	11/01/2025	4,571,761
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(f)
2,000,000	6.750	12/01/2028	2,177,645
14,195,000	7.500	12/01/2040	15,529,506
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2001 A (AMT) (A-/NR)(b)(c)
1,250,000	2.500	05/01/2024	1,324,170
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A (A-/NR)(b)(c)
3,500,000	2.500	05/01/2024	3,707,676

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (A-/NR)
$10,000,000	3.375%	07/01/2025	$ 11,136,387
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB/Baa3)(f)
13,845,000	5.000	07/01/2030	14,853,320
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(f)
280,000	5.000	07/01/2022	293,209
360,000	5.000	07/01/2023	393,136
445,000	5.000	07/01/2024	502,223
1,330,000	5.000	07/01/2029	1,634,979
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(f)
1,000,000	5.000	06/15/2040	1,106,551
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (BBB-/NR)(f)
215,000	3.000	10/01/2030	228,724
500,000	5.000	10/01/2040	600,373
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (BBB-/NR)(f)
290,000	2.000	10/01/2025	298,675
400,000	3.000	10/01/2031	432,223
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (BBB-/NR)(f)
125,000	2.250	10/01/2023	125,409
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(f)
680,000	4.000	07/01/2030	765,509
750,000	5.000	07/01/2040	861,477
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (NR/NR)(f)
435,000	5.000	06/01/2041	496,860
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)(e)(f)
400,000	4.875	06/01/2027	399,017
California State Various Purpose GO Bonds Series 2017 (AA-/Aa2)
1,250,000	5.000	08/01/2046	1,508,161
California State Various Purpose GO Bonds Series 2021 (AA-/Aa2)
50,000,000	1.700	02/01/2028	50,659,990
California State Various Purpose GO Refunding Bonds Series 2020 (AA-/Aa2)
16,170,000	4.000	11/01/2037	19,966,896
17,175,000	4.000	11/01/2038	21,124,341
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
330,000	4.250	09/01/2022	343,373
205,000	5.000	09/01/2030	232,742
220,000	5.000	09/01/2037	247,388
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(f)
1,375,000	7.250	09/01/2050	1,510,128
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
625,000	4.000	09/01/2041	718,257
530,000	4.000	09/01/2051	609,302
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,091,148
595,000	5.000	09/02/2039	734,541

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
$2,630,000	5.000%	09/02/2033	$ 3,201,903
875,000	5.000	09/02/2038	1,054,192
350,000	5.000	09/02/2043	417,966
1,040,000	5.000	09/02/2048	1,234,459
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,225,000	5.000	09/02/2029	4,985,931
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	687,428
670,000	4.000	09/02/2024	731,656
1,500,000	5.000	09/02/2034	1,851,260
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(f)
750,000	3.000	06/01/2029	802,715
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (BBB+/NR)
365,000	5.000	08/01/2028	452,705
300,000	5.000	08/01/2029	369,628
315,000	5.000	08/01/2030	385,821
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (B/NR)(f)
500,000	5.000	07/01/2024	521,235
900,000	5.000	07/01/2029	981,287
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	177,181
70,000	5.000	04/01/2031	82,390
385,000	4.000	04/01/2032	422,636
455,000	4.000	04/01/2034	496,179
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB-/NR)(f)
1,725,000	5.000	12/01/2031	1,982,720
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,710,000	4.000	09/02/2028	1,897,067
1,250,000	5.000	09/02/2040	1,540,350
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,300,000	5.000	09/02/2038	1,562,373
1,500,000	5.000	09/02/2048	1,775,005
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
115,000	4.000	09/02/2021	115,611
180,000	4.000	09/02/2022	186,532
345,000	4.000	09/02/2023	367,694
355,000	4.000	09/02/2024	387,785
1,015,000	4.000	09/02/2029	1,158,216
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,158,789
1,000,000	5.000	05/15/2047	1,181,741
800,000	5.000	05/15/2050	943,925
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-- Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,823,715
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (WD/NR)(d)
22,510,000	0.000	06/01/2046	4,551,650

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
$230,000	4.000%	09/01/2026	$ 265,033
245,000	4.000	09/01/2027	286,518
250,000	4.000	09/01/2028	296,364
165,000	3.000	09/01/2037	173,208
170,000	3.000	09/01/2038	177,949
175,000	3.000	09/01/2039	182,773
180,000	3.000	09/01/2040	187,700
620,000	3.125	09/01/2044	648,121
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA/Aa1)(d)
3,500,000	0.000	06/01/2034	2,736,316
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000	09/01/2042	670,758
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(f)
225,000	3.000	09/01/2021	226,010
100,000	4.000	09/01/2026	112,303
150,000	4.000	09/01/2031	175,070
650,000	4.000	09/01/2036	753,184
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (AA/NR)
1,280,000	5.000	09/01/2044	1,572,764
1,925,000	5.000	09/01/2049	2,353,984
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,308,012
1,275,000	4.000	09/01/2032	1,504,311
1,030,000	4.000	09/01/2037	1,199,137
485,000	4.000	09/01/2040	559,295
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(f)
1,000,000	5.000	09/01/2035	1,236,542
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
475,000	4.000	09/01/2041	547,287
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	359,507
330,000	4.000	09/01/2030	383,467
440,000	4.000	09/01/2032	508,149
450,000	4.000	09/01/2034	515,546
465,000	4.000	09/01/2036	531,550
150,000	3.000	09/01/2038	159,439
160,000	3.000	09/01/2039	169,510
190,000	4.000	09/01/2040	215,668
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
1,140,000	5.000	04/01/2024	1,240,430
1,325,000	5.000	04/01/2027	1,536,165
1,000,000	5.000	04/01/2029	1,192,160
1,250,000	5.000	04/01/2030	1,479,557
1,500,000	5.000	04/01/2031	1,767,328
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)(e)
670,000	4.000	09/02/2026	745,459
800,000	4.000	09/02/2031	908,827

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
$100,000	5.000%	09/01/2026	$ 115,611
100,000	5.000	09/01/2027	115,214
100,000	5.000	09/01/2028	114,779
100,000	5.000	09/01/2029	114,221
140,000	5.000	09/01/2031	158,622
250,000	5.000	09/01/2032	282,943
230,000	5.000	09/01/2033	259,996
150,000	5.000	09/01/2034	169,389
150,000	5.000	09/01/2035	169,182
700,000	5.000	09/01/2036	787,914
275,000	5.000	09/01/2037	309,030
250,000	5.000	09/01/2038	280,692
500,000	5.000	09/01/2039	560,873
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	341,936
815,000	5.000	09/01/2034	952,836
445,000	5.000	09/01/2039	516,525
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
55,000	3.000	09/01/2022	56,350
70,000	4.000	09/01/2024	76,277
95,000	4.000	09/01/2026	107,471
65,000	5.000	09/01/2030	78,678
190,000	4.000	09/01/2032	215,106
225,000	4.000	09/01/2034	253,679
265,000	4.000	09/01/2036	297,952
305,000	4.000	09/01/2038	341,702
330,000	4.000	09/01/2040	369,861
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
875,000	4.000	09/01/2041	995,822
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
570,000	4.000	09/01/2028	633,161
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2041	573,552
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	725,801
1,000,000	5.000	09/01/2040	1,198,821
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,583,114
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	332,304
330,000	2.250	09/01/2026	349,192
350,000	2.375	09/01/2028	371,901
380,000	2.750	09/01/2031	399,623
405,000	3.000	09/01/2033	431,994
415,000	3.000	09/01/2034	442,834
270,000	3.000	09/01/2035	286,411
900,000	3.125	09/01/2037	958,611
740,000	3.125	09/01/2039	785,903
810,000	3.250	09/01/2041	859,422
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	403,993
465,000	5.000	09/01/2049	542,815

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
$95,000	3.125%	09/01/2037	$ 101,479
700,000	3.250	09/01/2041	745,384
600,000	3.500	09/01/2049	642,469
940,000	4.000	09/01/2049	1,041,719
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	293,440
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	520,207
725,000	5.000	09/01/2039	832,831
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A/A2)
1,225,000	5.000	07/01/2039	1,499,908
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
1,365,000	4.000	09/01/2045	1,511,147
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,405,000	5.000	09/01/2027	1,615,380
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000	3.125	09/01/2044	413,511
1,630,000	3.125	09/01/2049	1,696,887
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000	09/01/2046	458,804
500,000	4.000	09/01/2050	551,868
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
1,300,000	3.950	01/15/2053	1,465,746
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(a)
3,000,000	0.000	01/15/2032	3,577,905
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(b)(c)
1,175,000	5.500	01/15/2023	1,234,743
Foothill-Eastern Transportation Corridor Agency RB Refunding for Senior Lien Series 2021 A (A-/Baa2)
10,000,000	4.000	01/15/2046	11,844,864
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A+/NR)
500,000	5.000	09/01/2032	526,884
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(d)
43,000,000	0.000	06/01/2047	9,643,004
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(d)
9,375,000	0.000	06/01/2047	2,051,918
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
13,395,000	5.000	06/01/2045	15,724,657
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB/NR)
11,365,000	3.500	06/01/2036	11,573,568
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB-/NR)
22,180,000	5.000	06/01/2034	27,461,965
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000	06/01/2047	2,522,407
10,080,000	5.250	06/01/2047	10,452,653

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
$14,450,000	5.000%	06/01/2047	$ 14,938,023
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
3,915,000	5.300	06/01/2037	4,071,620
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (AA/NR)(f)
665,000	4.000	06/01/2036	790,534
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
1,170,000	3.678	06/01/2038	1,222,957
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	773,209
650,000	5.000	09/01/2026	798,228
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	570,985
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	528,059
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	204,615
175,000	4.000	09/01/2026	202,900
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (AA/NR)
350,000	5.000	09/01/2030	459,643
310,000	5.000	09/01/2032	403,968
360,000	5.000	09/01/2034	465,383
460,000	5.000	09/01/2036	590,121
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	883,099
2,500,000	5.000	09/01/2048	2,838,071
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000	3.500	09/01/2035	3,316,002
Los Angeles Community College District GO Refunding Bonds Series 2020 (AA+/Aaa)
6,270,000	1.606	08/01/2028	6,284,857
14,495,000	1.806	08/01/2030	14,534,267
4,000,000	2.106	08/01/2032	4,058,487
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (AA-/Aa2)
2,335,000	5.000	05/15/2034	2,935,266
Los Angeles Department of Airports Subordinated RB Refunding Series 2021 B (A+/Aa3)
3,810,000	5.000	05/15/2038	5,063,334
3,915,000	5.000	05/15/2039	5,189,779
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (A+/Aa3)
1,000,000	5.000	05/15/2029	1,199,975
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (A+/Aa3)
7,000,000	5.250	05/15/2048	8,739,105
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (A+/Aa3)
5,000,000	5.000	05/15/2030	6,254,931
1,000,000	5.000	05/15/2035	1,240,319
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (A+/Aa3)
6,000,000	5.000	05/15/2030	7,669,844

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
$44,275,000	5.720%	05/01/2027	$ 54,911,024
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(d)
2,000,000	0.000	08/01/2037	1,402,947
4,500,000	0.000	08/01/2038	3,067,334
4,500,000	0.000	08/01/2039	2,972,102
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(d)
1,205,000	0.000	08/01/2026	1,143,198
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
2,510,000	0.000	08/01/2035	1,857,371
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,884,584
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,430,000	6.125	11/01/2029	4,356,825
2,000,000	6.500	11/01/2039	3,296,667
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
5,000,000	0.000	08/01/2035	5,528,913
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A1)(g)
	(3 Mo. LIBOR + 0.72%),
5,125,000	0.855	07/01/2027	5,151,718
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
15,650,000	5.000	11/01/2047	19,471,353
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
2,150,000	0.000	08/01/2031	1,811,558
4,150,000	0.000	08/01/2032	3,420,252
3,500,000	0.000	08/01/2033	2,817,480
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
6,450,000	7.000	08/01/2038	9,178,354
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,135,223
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000	09/01/2023	632,855
320,000	4.000	09/01/2024	352,694
400,000	4.000	09/01/2025	451,357
1,490,000	4.000	09/01/2026	1,716,139
305,000	4.000	09/01/2027	349,369
500,000	4.000	09/01/2028	567,956
1,780,000	4.000	09/01/2029	2,005,360
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,310,000	5.000	09/01/2027	4,581,866
1,000,000	5.375	09/01/2031	1,062,130
485,000	5.250	09/01/2034	513,199
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2027	224,532
205,000	4.000	09/01/2028	238,293
210,000	4.000	09/01/2029	243,603
220,000	4.000	09/01/2030	253,671
545,000	4.000	09/01/2034	622,660
500,000	4.000	09/01/2037	568,549
370,000	4.000	09/01/2040	418,135

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
$750,000	5.000%	09/01/2025	$ 881,959
1,075,000	5.000	09/01/2026	1,300,600
1,000,000	5.000	09/01/2027	1,240,913
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
35,000	4.000	09/01/2021	35,197
50,000	4.000	09/01/2022	51,941
85,000	4.000	09/01/2023	90,794
80,000	4.000	09/01/2024	87,541
150,000	4.000	09/01/2025	167,951
275,000	5.000	09/01/2026	327,493
210,000	5.000	09/01/2027	254,401
160,000	5.000	09/01/2028	192,149
170,000	5.000	09/01/2029	203,077
110,000	5.000	09/01/2030	131,046
100,000	5.000	09/01/2031	118,503
185,000	5.000	09/01/2032	218,652
165,000	5.000	09/01/2033	194,469
175,000	4.000	09/01/2034	196,072
150,000	4.000	09/01/2035	167,892
125,000	3.000	09/01/2036	130,607
470,000	5.000	09/01/2039	547,815
250,000	3.250	09/01/2041	262,979
400,000	5.000	09/01/2045	462,390
1,000,000	5.000	09/01/2049	1,153,418
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500	09/01/2037	845,817
600,000	4.000	09/01/2041	686,096
1,950,000	4.000	09/01/2050	2,213,529
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (AA/NR)
1,000,000	5.000	07/01/2029	1,123,237
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(g)
	(3 Mo. LIBOR + 0.55%),
2,375,000	0.640	06/01/2034	2,364,285
San Diego County Regional Airport Authority RB Refunding Series 2013 B (AMT) (A/A1)
3,465,000	5.000	07/01/2023	3,789,121
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
5,000,000	0.000	07/01/2039	3,465,409
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,708,868
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A/A1)
4,650,000	5.000	05/01/2049	5,830,762
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A/A1)
4,750,000	5.000	05/01/2026	4,937,103
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A/A1)
2,000,000	5.500	05/01/2028	2,181,124
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A/A1)
1,000,000	4.000	05/01/2039	1,184,466
2,800,000	4.000	05/01/2040	3,311,047
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (A/NR)
10,000,000	5.000	05/01/2023	10,856,900

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 D (AMT) (A/A1)
$10,000,000	5.000%	05/01/2048	$ 12,228,806
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (A/NR)
1,300,000	5.000	05/01/2027	1,605,768
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A/A1)
9,380,000	5.000	05/01/2044	11,642,693
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,178,431
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	590,537
1,550,000	5.000	09/01/2044	1,810,012
2,275,000	5.000	09/01/2049	2,645,913
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (NR/Baa2)(d)
1,715,000	0.000	01/15/2026	1,627,556
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
1,000,000	5.000	01/15/2029	1,149,345
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (AA+/Aa1)(e)
2,320,000	4.000	08/01/2044	2,760,415
5,910,000	4.000	08/01/2050	6,967,434
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (AA+/Aa1)(e)
7,715,000	4.000	08/01/2050	9,095,389
State of California GO Bonds for Bid Group A Series 2019 (AA-/Aa2)
15,000,000	2.375	10/01/2026	15,913,758
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
5,000,000	1.400	06/01/2022	5,002,714
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A1)
2,735,000	5.000	08/01/2025	3,199,443
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (BBB-/NR)
1,550,000	4.000	06/01/2049	1,811,738
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(d)
6,000,000	0.000	06/01/2060	1,488,575
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
885,000	5.000	06/01/2026	1,077,753
1,180,000	5.000	06/01/2027	1,477,068
920,000	5.000	06/01/2028	1,181,302
1,780,000	5.000	06/01/2029	2,337,643
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A-/NR)
1,745,000	5.000	06/01/2032	2,287,447
870,000	5.000	06/01/2034	1,132,076
435,000	5.000	06/01/2035	565,146
870,000	5.000	06/01/2036	1,124,933
870,000	5.000	06/01/2039	1,114,589
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,030,000	5.000	06/01/2048	3,741,234

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(d)
$7,975,000	0.000%	06/01/2054	$ 1,568,465
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
475,000	2.375	09/02/2041	476,853
1,050,000	2.500	09/02/2046	1,051,118
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
1,265,000	5.000	10/01/2028	1,617,697
580,000	5.000	10/01/2029	757,050
490,000	5.000	10/01/2030	642,748
1,025,000	5.000	10/01/2031	1,339,331
880,000	5.000	10/01/2033	1,143,306
615,000	5.000	10/01/2035	795,739
705,000	5.000	10/01/2036	909,119
880,000	5.000	10/01/2037	1,131,821
880,000	5.000	10/01/2038	1,128,551
880,000	5.000	10/01/2039	1,125,991
970,000	5.000	10/01/2040	1,239,172
950,000	5.000	10/01/2045	1,200,576
995,000	5.000	10/01/2049	1,253,031
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,720,000	2.400	10/01/2049	1,784,135
University of California RB Refunding Series 2013 AL-2 (AA/Aa2)(b)(c)
39,860,000	0.030	07/01/2021	39,860,000
University of California RB Refunding Series 2018 O (AA-/Aa3)
3,500,000	5.500	05/15/2058	4,450,524
University of California RB Series 2020 BG (AA/Aa2)
5,575,000	1.316	05/15/2027	5,592,032
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(d)
1,175,000	0.000	08/01/2025	1,132,032
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	910,073

			927,351,246

Colorado – 3.8%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/Aa2)
6,910,000	5.250	12/01/2040	8,508,141
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)(h)
325,000	5.250	12/01/2026	405,186
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,425,000	4.700	12/01/2047	1,522,363
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500	12/01/2050	3,271,353
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(f)
1,855,000	0.000	12/01/2049	1,536,378
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,054,000	4.500	12/01/2029	2,131,017
Board of Governors of Colorado State University System RB Refunding Series 2017 C (AA/NR)
14,305,000	5.000	03/01/2043	17,488,840
Board of Governors of Colorado State University System RB Refunding Series 2017 C (NR/NR)(h)
9,555,000	5.000	03/01/2028	12,132,781

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
$525,000	5.000%	12/01/2037	$ 556,937
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000	12/01/2035	591,027
515,000	5.000	12/01/2040	574,812
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(f)
1,120,000	5.000	12/01/2040	1,245,854
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000	5.000	12/01/2035	809,247
500,000	5.125	12/01/2048	546,429
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	1,077,300
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
3,510,000	6.000	12/15/2029	4,661,491
10,805,000	6.000	12/15/2030	14,290,206
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	1,120,932
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (NR/Baa3)
150,000	4.000	05/01/2036	170,273
150,000	4.000	05/01/2041	168,536
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (NR/Ba2)(f)
300,000	5.000	02/01/2034	343,284
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(f)
1,400,000	5.000	10/01/2029	1,604,075
2,500,000	5.000	10/01/2039	2,823,816
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
380,000	4.000	11/01/2029	401,538
400,000	5.000	11/01/2039	430,724
700,000	5.000	11/01/2049	748,979
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (NR/Aa3)
325,000	5.000	06/01/2049	353,574
350,000	5.000	06/01/2054	380,326
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
1,800,000	4.000	09/01/2045	2,050,469
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
3,900,000	4.000	11/15/2043	4,610,298
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 B (AA/Aa2)(b)(c)
6,000,000	5.000	11/19/2026	7,358,565
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2030	1,283,791
855,000	5.000	08/01/2035	1,081,918
2,010,000	4.000	08/01/2044	2,291,343
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,081,918
2,140,000	5.000	08/01/2036	2,698,386
855,000	5.000	08/01/2037	1,075,464
1,285,000	5.000	08/01/2038	1,613,088
2,575,000	5.000	08/01/2039	3,225,608
3,495,000	4.000	08/01/2049	3,970,983

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(b)(c)
$2,000,000	5.000%	08/01/2025	$ 2,323,286
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(b)(c)
4,285,000	5.000	08/01/2026	5,136,780
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (WD/NR)(h)
1,150,000	5.000	06/01/2027	1,424,686
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
1,730,000	4.000	11/01/2039	2,060,401
7,435,000	5.000	11/01/2039	9,534,312
8,285,000	5.000	11/01/2044	10,490,678
1,950,000	5.000	11/01/2049	2,455,696
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
1,200,000	4.000	01/01/2036	1,436,219
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
1,250,000	2.496	11/01/2024	1,319,487
2,730,000	2.678	11/01/2025	2,916,234
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	3,297,370
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
242,000	3.500	12/01/2021	244,305
500,000	4.500	12/01/2027	529,699
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	970,214
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000	5.000	12/01/2039	1,368,987
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(f)
2,730,000	5.000	12/01/2029	3,026,235
3,105,000	5.500	12/01/2039	3,484,825
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
1,500,000	5.000	12/01/2038	1,859,147
11,500,000	5.250	12/01/2048	14,243,310
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(b)(c)
7,960,000	5.000	11/15/2022	8,470,408
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/2029	5,558,446
Denver City & County School District No. 1 GO Bonds Series 2021 (ST AID WITHHLDG) (AA+/Aa1)
6,095,000	4.000	12/01/2045	7,311,776
Denver Colorado City & County GO Bonds Series 2020 A (AAA/Aaa)
8,000,000	5.000	08/01/2032	10,719,378
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
23,495,000	5.000	10/01/2032	25,104,203
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
4,995,000	5.000	12/01/2025	5,897,541
5,145,000	5.000	12/01/2026	6,245,788
5,285,000	5.000	12/01/2027	6,575,044
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
640,000	5.000	12/01/2030	756,432
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
765,000	5.000	12/01/2024	875,581
205,000	5.000	12/01/2025	242,041

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
$880,000	5.000%	12/01/2030	$ 1,131,454
1,230,000	5.000	12/01/2031	1,573,732
3,500,000	5.000	12/01/2032	4,472,298
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(f)
5,655,000	5.250	12/01/2039	6,218,173
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (AA/A2)(d)
1,500,000	0.000	09/01/2035	1,132,683
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
1,545,000	5.000	09/01/2026	1,876,211
880,000	5.000	09/01/2027	1,094,387
880,000	5.000	09/01/2028	1,119,821
1,145,000	5.000	09/01/2034	1,495,871
1,100,000	5.000	09/01/2035	1,434,720
1,235,000	5.000	09/01/2036	1,607,267
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(d)
1,350,000	0.000	09/01/2030	1,157,579
E-470 Public Highway Authority RB Series 2010 A (A/A2)(d)
6,000,000	0.000	09/01/2040	3,835,109
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
470,000	3.000	12/01/2029	507,268
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
650,000	4.000	12/01/2031	681,323
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	983,924
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(f)
1,070,000	5.500	12/01/2050	1,189,440
Jefferson County School District R-1 GO Bonds Series 2020 A (ST AID WITHHLDG) (AA/Aa1)
8,630,000	4.000	12/15/2037	10,646,931
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,498,817
1,000,000	5.000	12/01/2049	1,082,070
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,320,874
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,510,774
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	539,104
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
215,000	4.000	12/01/2022	222,995
160,000	4.000	12/01/2023	171,259
175,000	4.000	12/01/2024	191,053
100,000	4.000	12/01/2025	111,031
315,000	4.000	12/01/2026	354,794
290,000	4.000	12/01/2029	332,936
205,000	4.000	12/01/2030	234,221
225,000	4.000	12/01/2031	256,165
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
407,000	4.375	12/01/2031	421,894
500,000	5.000	12/01/2046	518,665
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(f)
500,000	4.000	12/01/2035	539,223
500,000	5.000	12/01/2041	556,489
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	1,021,386
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	700,825

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
$1,000,000	5.625%	12/01/2048	$ 1,081,700
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
2,000,000	6.250	11/15/2028	2,548,322
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	5,444,871
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	977,429
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
220,000	5.000	07/15/2026	263,785
425,000	5.000	01/15/2027	515,775
430,000	5.000	07/15/2027	528,250
440,000	5.000	01/15/2028	546,411
Regional Transportation District Sales Tax Revenue RB Series 2016 A (AA+/Aa2)
19,445,000	5.000	11/01/2046	23,052,512
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	917,459
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	3,135,919
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
487,000	4.500	12/01/2028	523,549
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,376,144
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
75,000	5.000	12/01/2025	87,557
125,000	5.000	12/01/2026	149,408
150,000	5.000	12/01/2027	182,767
235,000	5.000	12/01/2028	290,998
175,000	5.000	12/01/2029	220,202
300,000	4.000	12/01/2030	355,957
300,000	4.000	12/01/2031	354,693
375,000	4.000	12/01/2032	442,134
220,000	4.000	12/01/2034	258,077
325,000	4.000	12/01/2039	377,357
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	544,556
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
100,000	3.000	12/01/2022	101,780
1,000,000	5.000	12/01/2037	1,152,489
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
100,000	3.500	12/01/2027	108,387
115,000	5.000	12/01/2037	132,536
325,000	5.000	12/01/2047	368,745
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,067,837
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/A3)
350,000	5.000	12/01/2032	423,052
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,068,353
6,920,000	5.000	12/01/2047	7,338,407

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
$1,250,000	3.750%	12/01/2040	$ 1,378,319
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,000,000	4.150	12/01/2030	1,115,593
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
195,000	5.000	12/01/2026	236,721
205,000	5.000	12/01/2027	255,040
210,000	5.000	12/01/2028	266,939
210,000	5.000	12/01/2029	272,062
215,000	5.000	12/01/2030	277,817
230,000	5.000	12/01/2031	296,167
250,000	5.000	12/01/2032	321,045
255,000	5.000	12/01/2033	326,543
285,000	5.000	12/01/2034	364,186
100,000	5.000	12/01/2035	127,554
695,000	5.000	12/01/2050	864,978
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
100,000	5.000	12/15/2021	102,023
105,000	5.000	12/15/2022	111,807
115,000	5.000	12/15/2023	127,267
130,000	5.000	12/15/2024	148,942
125,000	5.000	12/15/2025	146,797
135,000	5.000	12/15/2026	158,465
125,000	5.000	12/15/2027	146,409
125,000	5.000	12/15/2028	146,091
125,000	5.000	12/15/2029	145,561
125,000	5.000	12/15/2030	145,163
135,000	5.000	12/15/2031	156,532
160,000	5.000	12/15/2032	185,289
1,045,000	3.250	12/15/2050	1,117,439
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,000,000	5.000	12/01/2040	1,112,185
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)
595,000	5.000	12/01/2049	650,171
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,347,677
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	652,704

			380,499,429

Connecticut – 1.3%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
450,000	5.000	08/01/2026	535,281
965,000	5.000	08/01/2027	1,175,309
1,165,000	5.000	08/01/2028	1,448,330
750,000	5.500	08/01/2029	950,950
350,000	5.500	08/01/2030	441,020
525,000	5.500	08/01/2031	659,687
500,000	5.500	08/01/2032	627,641
405,000	5.500	08/01/2033	507,753
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (AA/A2)
1,350,000	5.000	02/01/2024	1,508,652
1,400,000	5.000	02/01/2026	1,673,561
600,000	5.000	02/01/2027	737,752
1,050,000	5.000	02/01/2028	1,324,181
Connecticut State GO Bonds Series 2018 C (A+/Aa3)
680,000	5.000	06/15/2028	870,243
Connecticut State GO Refunding Bonds Series 2017 B (A+/Aa3)
5,000,000	5.000	04/15/2028	6,373,653

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (BB+/NR)(f)
$400,000	5.000%	01/01/2030	$ 459,429
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-1 (BB+/NR)(f)
650,000	3.250	01/01/2027	665,221
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-2 (BB+/NR)(f)
550,000	2.750	01/01/2026	556,834
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(b)(c)
2,290,000	1.800	07/01/2024	2,372,585
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
390,000	5.000	07/01/2025	450,553
575,000	5.000	07/01/2026	681,920
440,000	5.000	07/01/2027	533,777
530,000	5.000	07/01/2028	655,850
485,000	5.000	07/01/2029	610,873
875,000	5.000	07/01/2030	1,093,363
645,000	5.000	07/01/2031	802,256
575,000	5.000	07/01/2032	712,465
475,000	5.000	07/01/2033	586,924
450,000	5.000	07/01/2034	554,611
870,000	4.000	07/01/2039	987,854
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(f)
3,675,000	4.750	10/01/2048	3,884,614
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,807,768
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (CCC+/NR)(f)
3,750,000	7.000	02/01/2045	3,996,149
State of Connecticut GO Bonds Series 2018 (A+/Aa3)
1,770,000	5.000	06/15/2027	2,212,976
755,000	5.000	06/15/2029	960,039
State of Connecticut GO Bonds Series 2018 C (A+/Aa3)
165,000	5.000	06/15/2032	207,229
State of Connecticut GO Unlimited Bonds Series 2019 A (A+/Aa3)
1,500,000	5.000	04/15/2025	1,758,325
6,395,000	5.000	04/15/2026	7,742,212
1,350,000	5.000	04/15/2028	1,720,886
1,000,000	5.000	04/15/2035	1,274,552
1,000,000	5.000	04/15/2036	1,271,292
1,000,000	5.000	04/15/2039	1,260,678
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (AA-/Aa3)
3,220,000	4.576	11/01/2022	3,402,376
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (AA-/Aa3)
1,035,000	5.000	10/01/2029	1,137,627
State of Connecticut State Revolving Fund RB Series 2017 A (AAA/Aaa)
9,655,000	5.000	05/01/2036	11,823,702
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa)
6,910,000	5.000	02/01/2032	8,891,219
4,000,000	5.000	02/01/2033	5,133,771
14,215,000	5.000	02/01/2036	18,163,205
8,640,000	5.000	02/01/2037	11,021,343
6,295,000	5.000	02/01/2039	8,003,740
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	373,790
325,000	5.000	11/01/2026	381,640
325,000	5.000	11/01/2027	388,152

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
West Haven GO Bonds Series 2017 B (BBB/Baa3)
$645,000	5.000%	11/01/2024	$ 723,719
240,000	5.000	11/01/2026	281,826

			133,381,358

Delaware – 0.4%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
700,000	5.000	06/01/2025	803,258
760,000	5.000	06/01/2026	895,418
725,000	5.000	06/01/2027	874,217
600,000	5.000	06/01/2029	744,020
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
460,000	4.000	08/01/2029	500,921
615,000	5.000	08/01/2039	712,830
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
530,000	4.000	09/01/2030	611,015
1,550,000	5.000	09/01/2040	1,885,514
Delaware State GO Refunding Bonds Series 2021 (AAA/Aaa)
15,575,000	5.000	02/01/2029	20,363,319
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
500,000	4.000	07/01/2023	526,643
545,000	4.000	07/01/2024	585,156
564,000	4.000	07/01/2025	614,711
614,000	4.000	07/01/2026	676,137
668,000	4.000	07/01/2027	742,953
2,233,000	4.000	07/01/2030	2,475,205
University of Delaware RB Series 2015 (AA+/Aa1)(h)
1,805,000	5.000	05/01/2025	2,120,304

			35,131,621

District of Columbia – 1.1%
District of Columbia GO Refunding Bonds Series 2017 A (AA+/Aaa)
10,000,000	5.000	06/01/2035	12,352,461
1,300,000	4.000	06/01/2037	1,518,749
District of Columbia RB for International School Series 2019 (BBB/NR)
860,000	5.000	07/01/2039	1,015,144
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
1,275,000	4.000	07/01/2039	1,437,727
550,000	4.000	07/01/2044	616,371
District of Columbia RB for Rocketship DC Obligated Group Series 2021 A (NR/NR)(f)
880,000	5.000	06/01/2041	1,050,299
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A+/A2)
1,000,000	2.246	04/01/2027	1,039,908
1,000,000	2.412	04/01/2028	1,043,709
1,250,000	2.532	04/01/2029	1,307,454
1,150,000	2.582	04/01/2030	1,196,807
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
315,000	6.500	05/15/2033	351,007
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (AA+/Aa2)
5,000,000	5.000	10/01/2030	5,297,550
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(b)(c)
6,390,000	1.750	10/01/2024	6,656,933

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A/A2)
$1,060,000	5.000%	10/01/2031	$ 1,329,366
850,000	5.000	10/01/2033	1,063,493
850,000	5.000	10/01/2034	1,061,962
850,000	5.000	10/01/2035	1,061,113
1,375,000	5.000	10/01/2036	1,714,809
850,000	5.000	10/01/2037	1,058,368
850,000	5.000	10/01/2038	1,057,087
1,275,000	5.000	10/01/2039	1,583,559
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
695,000	4.000	10/01/2044	800,929
925,000	5.000	10/01/2047	1,142,232
1,390,000	4.000	10/01/2049	1,593,033
2,710,000	4.000	10/01/2053	3,091,973
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,130,000	3.000	10/01/2050	2,251,599
2,785,000	4.000	10/01/2053	3,209,396
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
3,400,000	5.000	10/01/2029	3,596,162
Metropolitan Washington Airports Authority RB Refunding Series 2016 A (AMT) (A+/Aa3)
1,325,000	5.000	10/01/2032	1,601,302
4,000,000	5.000	10/01/2035	4,812,277
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (A+/Aa3)
9,155,000	5.000	10/01/2024	10,513,146
19,185,000	5.000	10/01/2029	23,879,736
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (A+/Aa3)
6,375,000	5.000	10/01/2034	8,060,125

			109,365,786

Florida – 10.1%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
7,245,000	3.250	05/01/2036	7,881,763
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
950,000	4.000	05/01/2025	989,564
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
110,000	4.000	05/01/2024	113,703
215,000	4.500	05/01/2029	236,491
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
635,000	2.875	05/01/2025	651,781
3,400,000	3.250	05/01/2031	3,590,693
1,420,000	3.625	05/01/2040	1,496,528
1,725,000	4.000	05/01/2051	1,827,212
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
285,000	3.500	05/01/2024	294,564
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
360,000	2.500	05/01/2024	375,429
370,000	3.000	05/01/2025	396,354
380,000	3.000	05/01/2026	410,140
395,000	3.125	05/01/2027	423,543

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
$225,000	4.250%	05/01/2027	$ 233,666
355,000	4.750	05/01/2036	372,455
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
370,000	4.125	05/01/2023	378,602
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
350,000	3.600	05/01/2029	367,355
410,000	4.000	05/01/2036	441,312
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
285,000	3.125	11/01/2024	290,815
1,025,000	3.500	11/01/2030	1,088,297
1,770,000	4.000	11/01/2040	1,885,453
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(f)
315,000	4.200	05/01/2024	325,734
630,000	4.550	05/01/2029	694,890
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
135,000	3.350	11/01/2024	138,593
200,000	3.700	11/01/2029	215,763
695,000	4.125	11/01/2039	754,090
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
155,000	5.000	05/01/2028	167,907
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000	05/01/2032	202,381
225,000	3.375	05/01/2041	230,152
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
455,000	5.375	05/01/2028	499,816
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
200,000	2.250	05/01/2026	199,452
290,000	2.750	05/01/2031	288,261
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
440,000	2.500	05/01/2025	447,408
320,000	3.250	05/01/2030	334,059
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
170,000	2.250	05/01/2022	172,520
175,000	2.500	05/01/2023	181,362
180,000	2.500	05/01/2024	189,213
185,000	3.000	05/01/2025	199,988
190,000	3.000	05/01/2026	208,154
1,065,000	3.625	05/01/2031	1,170,909
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
95,000	3.625	06/01/2024	98,208
450,000	4.000	06/01/2030	491,581
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
410,000	2.500	05/01/2025	416,940
285,000	3.000	05/01/2030	296,166
775,000	4.000	05/01/2040	841,220
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
625,000	2.500	05/01/2025	635,628
250,000	3.000	05/01/2030	259,802
840,000	4.000	05/01/2040	911,774

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
$205,000	2.500%	05/01/2025	$ 208,490
145,000	3.000	05/01/2030	150,674
385,000	4.000	05/01/2040	417,897
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
215,000	5.000	11/01/2031	235,997
100,000	5.250	11/01/2046	109,923
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(f)
250,000	4.000	11/01/2024	259,285
370,000	4.500	11/01/2029	414,943
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
360,000	2.375	05/01/2026	360,346
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
75,000	4.500	11/01/2025	79,492
175,000	5.000	11/01/2036	200,730
310,000	5.000	11/01/2048	351,119
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
525,000	4.250	05/01/2029	585,618
465,000	4.500	05/01/2035	514,280
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
595,000	4.500	05/01/2025	630,190
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
130,000	2.500	05/01/2023	134,460
135,000	2.750	05/01/2024	142,777
90,000	3.000	05/01/2025	97,079
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
315,000	3.500	05/01/2023	331,591
325,000	3.500	05/01/2024	350,732
340,000	3.500	05/01/2025	374,209
350,000	3.500	05/01/2026	391,855
365,000	3.500	05/01/2027	413,550
Bellagio Community Development District Special Assessment Bonds Series 2016 (BBB/NR)
155,000	2.500	11/01/2022	156,802
160,000	2.750	11/01/2023	163,888
170,000	3.000	11/01/2025	176,919
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
830,000	2.625	05/01/2025	844,344
1,075,000	3.250	05/01/2030	1,123,080
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
305,000	2.500	12/15/2025	310,655
325,000	3.125	12/15/2030	339,867
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.000	06/15/2025	102,618
465,000	3.250	06/15/2030	486,451
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
240,000	3.500	06/15/2024	248,192
1,000,000	4.000	06/15/2032	1,100,728

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
$395,000	2.500%	05/01/2026	$ 398,943
455,000	3.000	05/01/2031	464,639
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	2.875	05/01/2025	334,363
1,130,000	3.250	05/01/2031	1,190,189
500,000	3.625	05/01/2040	526,055
Broward County School District GO Bonds Series 2021 (AA-/Aa2)
6,410,000	5.000	07/01/2038	8,565,314
6,645,000	5.000	07/01/2039	8,856,732
4,420,000	5.000	07/01/2040	5,880,632
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
205,000	3.250	12/15/2024	210,326
1,280,000	3.500	12/15/2030	1,356,300
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
20,250,000	5.875	07/01/2054	16,605,000
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
28,215,000	5.250	12/01/2058	33,060,610
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(f)
230,000	3.250	06/01/2031	229,223
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(f)
425,000	3.000	12/15/2029	445,788
645,000	5.000	12/15/2039	776,986
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
900,000	4.000	12/01/2028	1,003,427
1,375,000	5.250	12/01/2043	1,631,460
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
880,000	4.500	01/01/2035	988,008
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
558,000	4.250	05/01/2031	618,122
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
1,100,000	5.000	07/01/2024	1,252,099
1,250,000	5.000	07/01/2025	1,473,666
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
5,000,000	5.000	07/01/2024	5,691,357
1,850,000	5.000	07/01/2025	2,181,027
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
110,000	3.500	11/01/2025	120,725
115,000	3.500	11/01/2026	128,063
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	242,409
245,000	2.500	05/01/2024	255,501
250,000	3.000	05/01/2025	267,904
255,000	3.000	05/01/2026	275,972
600,000	4.250	05/01/2037	658,741
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
127,000	3.875	11/01/2024	131,222
189,000	4.200	11/01/2029	208,038
750,000	5.000	11/01/2049	841,669

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$120,000	3.000%	05/01/2025	$ 123,204
655,000	3.375	05/01/2031	689,976
630,000	3.750	05/01/2040	667,955
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
295,000	2.400	05/01/2026	296,145
650,000	2.875	05/01/2031	654,336
740,000	3.350	05/01/2041	749,902
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(f)
175,000	2.500	05/01/2026	175,673
260,000	3.000	05/01/2031	262,185
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(f)
490,000	2.625	05/01/2025	497,826
595,000	3.200	05/01/2030	618,536
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
190,000	3.250	05/01/2025	195,556
360,000	3.750	05/01/2030	385,802
975,000	4.250	05/01/2040	1,064,942
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,350,000	5.500	10/01/2036	1,482,925
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(f)
1,000,000	5.000	10/01/2029	1,126,755
1,000,000	5.000	10/01/2034	1,122,625
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,126,077
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (A-/NR)
1,300,000	3.250	09/01/2025	1,435,234
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
900,000	4.000	07/01/2038	1,063,255
750,000	5.000	07/01/2040	955,742
1,420,000	4.000	07/01/2045	1,651,974
1,660,000	5.000	07/01/2050	2,079,405
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BB+/NR)
415,000	5.000	01/01/2037	469,815
1,485,000	5.000	01/01/2047	1,658,770
1,395,000	5.000	01/01/2052	1,554,452
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	18,364,376
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(a)
5,000,000	0.000	05/01/2038	5,613,553
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(f)
155,000	3.625	06/15/2024	160,696
295,000	4.000	06/15/2029	324,309
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
690,000	5.375	05/01/2036	691,589

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
$880,000	2.375%	05/01/2023	$ 905,910
900,000	2.500	05/01/2024	941,408
925,000	2.750	05/01/2025	986,905
915,000	3.000	05/01/2026	996,994
980,000	3.200	05/01/2027	1,069,026
1,015,000	3.250	05/01/2028	1,099,772
1,500,000	3.750	05/01/2046	1,604,690
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
175,000	3.200	12/15/2024	179,580
500,000	3.500	12/15/2029	534,942
325,000	4.000	12/15/2039	352,565
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
215,000	2.750	05/01/2025	219,629
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000	05/01/2031	969,379
820,000	3.000	05/01/2037	831,871
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
195,000	3.750	11/01/2023	199,548
435,000	4.500	11/01/2028	475,450
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	134,381
133,000	3.250	05/01/2024	141,748
138,000	3.500	05/01/2025	150,248
143,000	3.625	05/01/2026	158,939
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (AA/NR)
195,000	3.000	05/01/2022	198,561
205,000	3.250	05/01/2023	215,752
210,000	3.375	05/01/2024	226,261
220,000	3.500	05/01/2025	243,189
215,000	4.125	05/01/2035	238,268
County of Broward RB for Airport System Series 2012 Q-1 (A/A1)(h)
855,000	5.000	10/01/2022	906,761
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,810,000	5.000	09/01/2033	3,613,580
2,955,000	5.000	09/01/2034	3,790,927
3,005,000	5.000	09/01/2035	3,849,328
1,610,000	4.000	09/01/2036	1,892,254
3,520,000	4.000	09/01/2038	4,118,105
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A/A1)
7,500,000	2.600	06/01/2023	7,810,525
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	419,830
County of Lake RB for Waterman Communities, Inc. Series 2020 B-3 (NR/NR)
2,000,000	3.375	08/15/2026	2,022,888
County of Miami-Dade Aviation RB Series 2019 A (AMT) (A- /NR)
4,500,000	4.000	10/01/2044	5,160,065
12,720,000	5.000	10/01/2044	15,896,132

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
$400,000	5.000%	10/01/2026	$ 494,084
475,000	5.000	10/01/2027	603,630
525,000	5.000	10/01/2028	683,950
450,000	5.000	10/01/2029	599,159
770,000	5.000	10/01/2030	1,019,086
365,000	5.000	10/01/2031	479,731
415,000	5.000	10/01/2032	541,686
350,000	5.000	10/01/2033	454,614
265,000	5.000	10/01/2034	343,325
435,000	5.000	10/01/2035	561,351
600,000	5.000	10/01/2036	771,182
525,000	5.000	10/01/2037	672,615
805,000	5.000	10/01/2038	1,027,498
1,000,000	5.000	10/01/2039	1,272,315
2,000,000	5.000	10/01/2044	2,509,264
1,160,000	5.000	10/01/2049	1,446,418
1,390,000	4.000	10/01/2054	1,595,845
County of Osceola Transportation RB Refunding Series 2019 A-2 (BBB+/NR)(d)
155,000	0.000	10/01/2025	147,550
275,000	0.000	10/01/2026	256,523
360,000	0.000	10/01/2027	328,287
500,000	0.000	10/01/2028	445,232
700,000	0.000	10/01/2029	605,659
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
450,000	3.875	11/01/2024	464,077
740,000	4.250	11/01/2030	808,638
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(f)
100,000	3.125	11/01/2030	102,640
155,000	3.625	11/01/2040	160,717
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
1,145,000	4.000	05/01/2024	1,179,103
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
605,000	2.625	06/15/2025	615,244
660,000	3.000	06/15/2031	681,557
475,000	4.000	06/15/2040	510,830
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(f)
210,000	2.625	05/01/2025	212,973
295,000	3.250	05/01/2030	306,082
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
185,000	3.750	11/01/2023	189,763
730,000	4.500	11/01/2028	807,772
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,665,000	5.400	05/01/2039	3,047,295
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300	05/01/2039	1,947,851
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
225,000	3.250	05/01/2030	231,584
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
2,535,000	4.600	05/01/2028	2,754,808
745,000	4.250	12/15/2028	817,958
2,395,000	4.750	12/15/2038	2,820,249

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
$690,000	3.750%	05/01/2034	$ 765,677
960,000	4.000	05/01/2037	1,073,159
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
360,000	2.375	05/01/2026	362,495
470,000	3.000	05/01/2032	476,996
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
240,000	3.000	05/01/2025	246,288
440,000	3.625	05/01/2031	470,300
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
160,000	2.500	05/01/2026	160,486
240,000	3.000	05/01/2031	241,849
550,000	3.300	05/01/2041	555,518
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
500,000	2.250	05/01/2026	502,776
460,000	3.000	05/01/2032	466,858
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
200,000	3.750	11/01/2024	206,257
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	307,054
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
115,000	2.750	05/01/2025	117,074
110,000	3.250	05/01/2030	114,422
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
475,000	2.500	05/01/2026	481,222
700,000	3.100	05/01/2031	721,790
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(f)
430,000	3.000	05/01/2030	445,743
700,000	4.000	05/01/2040	753,365
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
300,000	2.500	05/01/2026	302,576
450,000	3.000	05/01/2031	458,245
470,000	3.500	05/01/2041	482,198
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,070,000	4.000	08/15/2045	3,597,226
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
2,640,000	5.000	08/15/2031	3,407,187
3,080,000	5.000	08/15/2032	3,964,426
2,595,000	5.000	08/15/2033	3,330,325
2,125,000	5.000	08/15/2034	2,720,143
2,760,000	5.000	08/15/2035	3,527,657
3,960,000	5.000	08/15/2036	5,050,354
5,280,000	5.000	08/15/2037	6,716,449
1,200,000	5.000	08/15/2038	1,523,221
3,605,000	5.000	08/15/2040	4,558,598
5,675,000	4.000	08/15/2045	6,585,797
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
1,025,000	3.250	11/01/2025	1,057,373
375,000	3.625	11/01/2030	404,633

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
$225,000	3.250%	11/01/2025	$ 232,098
240,000	3.625	11/01/2030	258,959
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
275,000	4.125	11/01/2024	282,939
445,000	4.250	11/01/2029	485,347
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
620,000	3.250	05/01/2023	635,534
1,945,000	4.250	05/01/2029	2,188,688
3,165,000	5.000	05/01/2035	3,769,308
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	376,947
165,000	4.000	05/01/2040	177,360
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
1,450,000	2.750	11/01/2035	1,530,890
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(f)
1,505,000	4.000	06/01/2030	1,640,184
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
425,000	4.000	12/15/2029	475,463
425,000	5.000	12/15/2034	507,039
490,000	5.000	12/15/2039	580,865
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(f)
1,675,000	5.125	06/01/2040	1,929,482
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (NR/Baa3)
320,000	4.000	07/01/2035	353,947
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
420,000	4.000	06/01/2030	450,926
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(f)
4,900,000	7.375	01/01/2049	5,387,787
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	06/01/2031	326,901
200,000	5.000	06/01/2035	235,630
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (NR/Ba2)(f)
630,000	4.000	06/30/2036	700,983
660,000	4.000	06/30/2041	722,724
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
250,000	5.000	04/01/2026	297,130
265,000	5.000	04/01/2027	322,797
280,000	5.000	04/01/2028	348,896
220,000	5.000	04/01/2029	279,624
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(f)
470,000	4.000	09/15/2030	514,790
1,050,000	5.000	09/15/2040	1,185,755
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(b)(c)(f)
485,000	6.250	01/01/2024	496,896
9,090,000	6.375	01/01/2026	9,366,099
20,465,000	6.500	01/01/2029	21,049,175

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (BBB-/NR)
$250,000	5.000%	10/01/2022	$ 263,613
250,000	5.000	10/01/2023	273,924
350,000	5.000	10/01/2024	396,540
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
2,000,000	4.500	06/01/2033	2,380,041
250,000	4.750	06/01/2038	297,739
4,500,000	5.000	06/01/2048	5,335,667
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB/NR)
2,000,000	5.000	03/01/2044	2,393,392
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,700,000	5.000	03/01/2039	1,957,883
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB/NR)
2,750,000	5.000	03/01/2047	3,165,999
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000	4.875	11/01/2037	1,677,237
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	214,896
1,065,000	5.000	11/01/2038	1,207,186
840,000	5.000	11/01/2047	945,075
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
370,000	3.350	11/01/2024	379,910
885,000	3.700	11/01/2029	958,251
1,790,000	4.125	11/01/2039	1,948,294
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	493,343
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(f)
700,000	2.625	05/01/2025	711,939
500,000	3.250	05/01/2030	522,339
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	888,785
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
830,000	3.250	05/01/2025	851,384
1,360,000	4.000	05/01/2030	1,457,528
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
350,000	3.750	11/01/2024	360,482
580,000	4.125	11/01/2029	631,396
1,260,000	4.750	11/01/2039	1,411,914
2,030,000	5.000	11/01/2050	2,284,006
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
705,000	2.500	05/01/2026	709,895
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
920,000	5.000	11/15/2036	974,038
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (A+/Aa3)
4,605,000	5.000	10/01/2022	4,880,240
14,000,000	5.000	10/01/2023	15,471,326
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A/A1)
1,290,000	5.000	10/01/2047	1,551,562

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority RB Refunding Series 2012 A (A+/Aa3)
$2,375,000	5.000%	10/01/2021	$ 2,403,222
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
235,000	3.000	11/01/2024	239,926
1,095,000	3.500	11/01/2030	1,167,891
2,400,000	4.375	11/01/2049	2,616,604
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
550,000	3.875	05/01/2026	577,821
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
425,000	2.625	05/01/2025	431,508
510,000	3.250	05/01/2030	530,220
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
195,000	2.375	05/01/2026	196,026
205,000	3.000	05/01/2031	207,880
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
770,000	3.100	05/01/2024	789,974
1,880,000	3.300	05/01/2029	2,008,529
370,000	3.700	05/01/2033	401,365
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
300,000	3.100	05/01/2024	307,769
1,150,000	3.300	05/01/2029	1,228,592
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
265,000	4.000	05/01/2024	290,396
265,000	4.000	05/01/2025	296,862
140,000	4.000	05/01/2026	159,824
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	102,817
400,000	3.500	11/01/2030	425,829
1,000,000	3.875	11/01/2039	1,070,137
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	133,466
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,000,000	5.000	05/01/2034	1,178,594
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	232,382
225,000	4.000	05/01/2025	248,461
235,000	4.000	05/01/2026	264,371
240,000	4.000	05/01/2027	274,301
250,000	4.000	05/01/2028	283,970
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/2023	612,401
605,000	3.500	05/01/2024	650,424
630,000	3.625	05/01/2025	689,851
650,000	3.750	05/01/2026	712,111
1,010,000	4.200	05/01/2031	1,107,027
1,000,000	4.350	05/01/2036	1,094,285

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
$265,000	2.500%	05/01/2027	$ 281,483
350,000	2.500	05/01/2028	372,566
360,000	2.500	05/01/2029	383,227
365,000	2.500	05/01/2030	387,989
375,000	2.500	05/01/2031	396,536
300,000	3.000	05/01/2032	329,690
300,000	3.000	05/01/2033	328,657
245,000	3.000	05/01/2034	267,601
255,000	3.000	05/01/2035	278,048
200,000	3.000	05/01/2036	217,438
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
235,000	2.875	05/01/2025	240,378
200,000	3.250	05/01/2031	210,973
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	147,737
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(f)
225,000	4.000	12/15/2024	233,329
550,000	4.250	12/15/2029	608,974
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,225,000	4.250	05/01/2031	1,384,823
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
70,000	3.375	11/01/2025	71,880
295,000	3.875	11/01/2031	320,643
405,000	4.200	11/01/2039	439,953
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
100,000	4.250	11/01/2022	101,899
370,000	4.875	11/01/2027	405,785
865,000	5.375	11/01/2037	977,245
785,000	5.500	11/01/2047	880,149
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	82,254
335,000	5.500	11/01/2047	375,605
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	874,003
700,000	4.500	11/01/2038	781,247
2,300,000	5.000	11/01/2048	2,621,370
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(f)
1,325,000	3.000	05/01/2025	1,358,323
1,020,000	3.500	05/01/2031	1,087,361
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
110,000	4.000	11/01/2025	114,032
165,000	4.500	11/01/2031	182,545
170,000	5.000	11/01/2041	198,345
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)(e)(f)
747,000	3.000	05/01/2031	760,613
933,000	3.000	05/01/2037	934,544
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(f)
165,000	4.000	11/01/2024	170,595
235,000	5.000	11/01/2039	265,524

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
$1,175,000	4.500%	05/01/2038	$ 1,299,850
1,855,000	4.625	05/01/2048	2,043,493
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750	05/01/2031	668,840
765,000	3.125	05/01/2041	766,267
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
215,000	2.625	05/01/2025	218,838
155,000	3.000	05/01/2030	161,264
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	1,092,713
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
600,000	2.750	06/15/2025	615,832
485,000	3.125	06/15/2030	511,625
375,000	4.000	06/15/2040	408,242
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600	06/15/2041	723,697
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-2 (NR/NR)
750,000	3.875	05/01/2031	768,171
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
115,000	3.000	05/01/2026	116,174
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
430,000	3.500	05/01/2030	454,355
395,000	4.000	05/01/2035	429,891
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
135,000	2.625	05/01/2026	136,344
125,000	3.200	05/01/2031	127,895
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
350,000	3.125	05/01/2025	365,593
370,000	3.400	05/01/2030	393,541
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(f)
670,000	2.500	05/01/2025	681,722
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
130,000	3.000	05/01/2024	132,873
225,000	3.250	05/01/2029	235,574
200,000	3.850	05/01/2039	213,518
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000	05/01/2030	482,397
750,000	3.500	05/01/2040	777,700
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
145,000	3.600	05/01/2024	149,925
285,000	3.800	05/01/2029	309,976
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
125,000	3.650	05/01/2022	127,142
515,000	4.300	05/01/2027	556,601
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
205,000	2.900	05/01/2024	209,389
570,000	3.200	05/01/2029	597,321
455,000	4.000	05/01/2049	482,414

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
$220,000	3.600%	05/01/2024	$ 227,517
435,000	3.800	05/01/2029	473,228
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,005,000	4.250	05/01/2025	1,058,377
1,605,000	4.875	05/01/2035	1,729,799
905,000	4.875	05/01/2045	965,641
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
100,000	4.000	05/01/2022	101,912
940,000	4.625	05/01/2027	1,025,253
1,000,000	5.250	05/01/2037	1,130,915
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
255,000	3.900	05/01/2023	262,469
535,000	4.250	05/01/2028	583,470
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
985,000	4.350	05/01/2024	1,026,509
1,970,000	4.750	05/01/2029	2,220,865
2,250,000	5.300	05/01/2039	2,618,907
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
225,000	4.250	05/01/2026	238,309
6,645,000	5.000	05/01/2036	7,317,540
4,755,000	5.125	05/01/2046	5,225,746
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
500,000	2.000	05/01/2028	525,714
500,000	2.000	05/01/2029	521,444
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(f)
410,000	2.500	05/01/2025	416,872
440,000	3.200	05/01/2030	461,095
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
420,000	3.500	05/01/2024	433,316
275,000	3.875	05/01/2029	299,480
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
155,000	3.625	11/01/2023	158,215
560,000	4.125	11/01/2028	604,671
250,000	4.750	11/01/2048	272,301
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
445,000	3.000	05/01/2022	452,302
460,000	3.000	05/01/2023	475,537
375,000	3.000	05/01/2024	393,512
490,000	3.000	05/01/2025	520,645
500,000	3.000	05/01/2026	536,750
520,000	3.000	05/01/2027	561,873
535,000	3.000	05/01/2028	580,385
550,000	3.000	05/01/2029	599,256
1,605,000	3.000	05/01/2035	1,692,977
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
415,000	3.125	05/01/2024	424,383
535,000	3.375	05/01/2030	566,751
925,000	4.000	05/01/2038	1,009,011

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
$330,000	3.500%	05/01/2025	$ 364,651
340,000	3.500	05/01/2026	381,001
500,000	4.000	05/01/2036	565,600
Lee Memorial Health System Hospital RB Refunding Series 2019 A-2 (A+/A2)(b)(c)
11,700,000	5.000	04/01/2026	13,751,070
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,000,000	3.125	05/01/2025	1,026,097
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,380,000	5.000	05/01/2038	1,565,033
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
556,000	5.375	05/01/2030	556,491
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
735,000	3.000	05/01/2025	752,259
980,000	3.400	05/01/2030	1,036,976
1,420,000	4.000	05/01/2040	1,524,116
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
180,000	3.800	05/01/2024	185,716
290,000	4.000	05/01/2029	313,500
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
375,000	3.250	06/15/2024	384,559
885,000	3.625	06/15/2030	947,313
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
1,000,000	4.750	11/01/2029	1,143,115
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A/NR)
750,000	4.450	05/01/2030	818,114
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
105,000	3.500	05/01/2023	108,818
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA- /Aa3)(f)
1,040,000	5.000	03/01/2030	1,119,150
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(f)(h)
8,460,000	5.000	03/01/2023	9,125,323
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
1,000,000	4.000	10/01/2037	1,173,148
900,000	4.000	10/01/2038	1,052,115
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
190,000	4.000	11/01/2023	196,386
1,000,000	4.750	11/01/2027	1,132,939
850,000	5.125	11/01/2039	988,510
2,350,000	5.250	11/01/2049	2,720,168
Miami-Dade County Expressway Authority RB Refunding Series 2014 B (A/A3)
1,335,000	5.000	07/01/2030	1,508,893
1,000,000	5.000	07/01/2031	1,129,938
Miami-Dade County Expressway Authority RB Series 2014 A (A/A3)
1,110,000	5.000	07/01/2030	1,254,585
515,000	5.000	07/01/2031	581,918
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(b)
	(SIFMA Municipal Swap Index Yield + 0.38%),
7,935,000	0.405	07/01/2024	8,039,584

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$500,000	2.500%	05/01/2026	$ 504,573
750,000	3.125	05/01/2031	766,342
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
240,000	3.125	12/15/2024	245,369
675,000	3.375	12/15/2030	709,288
1,500,000	4.000	12/15/2039	1,637,039
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250	11/01/2035	1,679,912
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500	05/01/2031	513,904
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(f)
125,000	3.500	05/01/2026	136,664
130,000	3.500	05/01/2027	143,653
135,000	3.500	05/01/2028	150,393
140,000	3.500	05/01/2029	156,882
700,000	3.500	05/01/2038	761,093
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(f)
40,000	3.125	05/01/2025	40,997
30,000	3.500	05/01/2031	31,819
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
350,000	2.625	05/01/2026	351,156
400,000	3.125	05/01/2031	402,642
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
515,000	2.625	05/01/2025	521,375
495,000	3.125	05/01/2030	508,627
430,000	3.625	05/01/2040	446,130
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (AA/NR)
655,000	5.000	10/01/2030	855,868
575,000	5.000	10/01/2031	747,520
1,025,000	5.000	10/01/2033	1,326,230
1,205,000	5.000	10/01/2034	1,551,169
1,000,000	5.000	10/01/2036	1,280,211
1,975,000	5.000	10/01/2037	2,520,363
2,075,000	5.000	10/01/2038	2,638,850
2,180,000	5.000	10/01/2039	2,762,533
2,630,000	5.000	10/01/2044	3,266,152
North Sumter County Utility Dependent District RB Refunding Series 2020 (AA-/NR)
28,725,000	5.000	10/01/2043	36,243,082
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
1,150,000	4.450	05/01/2031	1,275,640
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
220,000	2.500	06/15/2025	224,100
300,000	3.000	06/15/2030	312,322
315,000	4.000	06/15/2040	341,111
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
560,000	3.700	05/01/2024	581,712
825,000	4.100	05/01/2029	921,789
Orlando Utilities Commission RB Series 2021 B (AA/Aa2)(b)(c)
4,325,000	1.250	10/01/2028	4,384,614

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$185,000	3.250%	05/01/2025	$ 190,918
350,000	3.500	05/01/2030	371,650
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,854,547
3,500,000	6.000	11/01/2047	4,112,166
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
285,000	4.375	11/01/2023	293,803
640,000	4.875	11/01/2028	713,079
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (A-/NR)
250,000	4.000	11/15/2041	290,141
1,000,000	5.000	11/15/2042	1,217,142
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,300,000	4.000	05/15/2053	2,537,600
1,825,000	5.000	05/15/2053	2,135,175
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
165,000	3.400	05/01/2025	169,560
245,000	3.750	05/01/2030	260,960
965,000	4.150	05/01/2040	1,041,682
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
215,000	3.500	11/01/2025	239,236
225,000	3.500	11/01/2026	254,028
230,000	3.500	11/01/2027	262,542
240,000	3.500	11/01/2028	276,959
585,000	4.000	11/01/2033	681,601
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
785,000	4.000	05/01/2050	853,097
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
520,000	2.500	05/01/2022	528,131
530,000	2.750	05/01/2023	551,481
350,000	3.750	05/01/2031	385,120
1,045,000	4.000	05/01/2036	1,159,498
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
300,000	4.000	05/01/2027	321,045
3,500,000	5.000	05/01/2039	3,955,614
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
180,000	4.500	05/01/2024	187,168
465,000	4.750	05/01/2030	519,974
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	651,825
800,000	3.750	05/01/2040	845,582
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
350,000	4.250	05/01/2031	415,347
1,030,000	4.500	05/01/2038	1,214,407
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
265,000	4.000	05/01/2026	293,011
275,000	4.000	05/01/2027	309,545
285,000	4.125	05/01/2028	325,179
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
255,000	2.500	05/01/2026	258,046
335,000	3.125	05/01/2031	342,775

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
$445,000	4.000%	05/01/2024	$ 482,015
480,000	4.000	05/01/2026	539,274
520,000	4.000	05/01/2028	599,963
1,330,000	4.500	05/01/2031	1,602,604
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,360,075
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
545,000	2.000	05/01/2028	560,365
555,000	2.000	05/01/2029	565,956
565,000	2.125	05/01/2030	574,926
1,000,000	2.625	05/01/2034	1,031,320
995,000	2.800	05/01/2037	1,029,923
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
460,000	2.750	05/01/2025	468,833
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,700,000	5.000	07/01/2029	3,108,682
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
80,000	2.875	05/01/2025	81,912
170,000	3.250	05/01/2031	177,452
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,665,000	2.800	05/01/2025	1,696,709
3,330,000	3.200	05/01/2031	3,467,461
1,875,000	3.500	05/01/2037	1,956,153
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	304,314
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	102,385
555,000	3.500	11/01/2030	587,894
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	2.500	05/01/2026	252,789
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(f)
90,000	4.100	05/01/2024	92,939
185,000	4.500	05/01/2029	203,404
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
455,000	4.250	11/01/2025	476,858
Reedy Creek Improvement District Refundig GO Bonds Series 2020 A (AA-/Aa3)
3,020,000	1.769	06/01/2025	3,130,764
3,230,000	1.869	06/01/2026	3,359,686
3,070,000	1.969	06/01/2027	3,192,224
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
620,000	5.000	05/01/2025	681,861
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
195,000	3.750	05/01/2024	201,047
425,000	4.000	05/01/2030	459,861

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$125,000	3.500%	05/01/2024	$ 128,825
415,000	4.000	05/01/2030	451,297
620,000	4.500	05/01/2040	682,347
615,000	4.750	05/01/2050	676,677
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
2,390,000	4.000	05/01/2031	2,672,853
890,000	4.000	05/01/2035	985,227
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
460,000	2.375	05/01/2026	463,706
350,000	3.000	05/01/2031	355,918
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
605,000	2.750	05/01/2025	616,631
525,000	3.250	05/01/2031	551,918
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
325,000	3.000	05/01/2025	331,117
475,000	3.600	05/01/2030	498,396
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
350,000	2.400	05/01/2026	352,035
300,000	3.000	05/01/2031	304,644
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
265,000	2.400	05/01/2026	266,762
300,000	3.000	05/01/2031	305,281
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
460,000	2.500	06/15/2025	468,469
320,000	3.000	06/15/2030	331,931
290,000	4.000	06/15/2040	313,091
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
700,000	2.375	05/01/2035	707,300
1,425,000	2.625	05/01/2040	1,463,046
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
425,000	3.375	06/15/2024	438,105
1,000,000	3.750	06/15/2031	1,091,857
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
650,000	2.750	05/01/2025	657,448
465,000	3.250	05/01/2030	478,628
560,000	3.750	05/01/2040	579,149
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
250,000	4.000	11/01/2024	257,894
740,000	4.500	11/01/2029	814,374
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
190,000	4.000	11/01/2023	194,944
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500	06/15/2041	1,030,556
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
925,000	3.625	05/01/2024	963,019
1,895,000	4.000	05/01/2029	2,122,545
5,000,000	4.750	05/01/2039	5,780,022

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
$375,000	2.500%	05/01/2026	$ 377,617
620,000	3.000	05/01/2031	628,275
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
350,000	3.125	11/01/2025	359,645
505,000	3.625	11/01/2031	541,498
300,000	4.125	11/01/2040	326,102
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
150,000	2.375	06/15/2026	150,390
175,000	2.875	06/15/2031	176,124
475,000	3.250	06/15/2041	479,837
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
420,000	3.000	05/01/2023	436,035
435,000	3.250	05/01/2024	463,613
445,000	3.450	05/01/2025	483,837
465,000	3.625	05/01/2026	513,377
985,000	4.125	05/01/2036	1,091,526
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(f)
475,000	4.250	11/01/2024	492,020
730,000	4.500	11/01/2029	809,163
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
295,000	4.000	05/01/2024	306,088
590,000	4.625	05/01/2029	658,323
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
350,000	2.500	11/01/2023	363,694
355,000	2.750	11/01/2024	375,453
370,000	3.000	11/01/2025	397,801
585,000	4.250	11/01/2037	651,314
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
1,000,000	5.125	05/01/2033	1,032,208
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
425,000	2.400	05/01/2026	425,404
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
100,000	2.875	05/01/2024	101,952
300,000	3.250	05/01/2029	316,300
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
300,000	3.375	05/01/2025	308,932
225,000	4.000	05/01/2030	243,929
425,000	4.300	05/01/2040	465,495
305,000	4.500	05/01/2046	333,920
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (BB+/NR)(e)
900,000	4.000	12/15/2036	1,013,388
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
375,000	2.375	06/15/2026	377,765
425,000	3.000	06/15/2031	434,440
565,000	3.500	06/15/2041	583,731
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	273,060
270,000	2.500	05/01/2024	282,190
280,000	3.000	05/01/2025	301,694
290,000	3.000	05/01/2026	316,130

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$250,000	3.500%	06/15/2024	$ 258,193
500,000	4.000	06/15/2030	549,521
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(f)
675,000	2.500	12/15/2025	683,681
500,000	3.000	12/15/2030	514,609
1,000,000	3.500	12/15/2040	1,039,092
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
255,000	3.125	12/15/2025	263,163
500,000	3.625	12/15/2030	540,319
870,000	4.000	12/15/2039	937,216
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(f)
150,000	2.375	06/15/2026	150,519
225,000	2.875	06/15/2031	226,930
275,000	3.300	06/15/2041	278,263
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
305,000	3.000	05/01/2025	311,699
485,000	3.300	05/01/2031	505,768
810,000	3.750	05/01/2040	852,937
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
125,000	2.400	05/01/2026	125,520
205,000	3.000	05/01/2031	206,723
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250	05/01/2030	172,260
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
395,000	2.500	05/01/2029	421,085
720,000	2.875	05/01/2033	773,355
1,440,000	3.000	05/01/2038	1,542,086
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,060,000	3.500	05/01/2029	1,111,247
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/2023	196,766
190,000	2.500	05/01/2024	199,615
200,000	3.000	05/01/2025	215,496
205,000	3.000	05/01/2026	223,370
1,135,000	3.500	05/01/2031	1,236,296
1,370,000	4.000	05/01/2036	1,508,045
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
385,000	2.375	05/01/2026	388,960
285,000	3.000	05/01/2031	291,643
Tampa Bay Water Utility System RB Refunding Series 2015 A (AA+/Aa1)
10,160,000	4.000	10/01/2028	11,614,837
4,225,000	4.000	10/01/2029	4,829,297
Tampa-Hillsborough County Expressway Authority RB Series 2017 (A+/A2)
6,175,000	5.000	07/01/2047	7,489,647
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
1,950,000	5.000	07/01/2048	2,355,895
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,205,992

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
$825,000	5.000%	08/01/2026	$ 999,506
825,000	5.000	08/01/2027	1,024,995
690,000	5.000	08/01/2028	875,379
The Miami-Dade County School Board COPS Series 2010 A (A+/A1)
10,000,000	6.235	06/15/2027	12,573,022
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
205,000	3.000	05/01/2027	223,216
210,000	3.125	05/01/2028	228,780
230,000	3.375	05/01/2032	248,417
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600	05/01/2041	760,863
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
345,000	3.500	05/01/2032	385,271
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
430,000	5.200	05/01/2028	466,083
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	328,042
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
4,705,000	3.000	05/01/2033	5,128,614
5,295,000	3.000	05/01/2037	5,774,391
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
375,000	3.500	05/01/2024	389,489
765,000	3.850	05/01/2029	843,486
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (AA/NR)
2,025,000	3.000	05/01/2033	2,207,321
4,925,000	3.000	05/01/2040	5,340,103
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(f)
1,535,000	3.450	05/01/2024	1,594,431
2,970,000	3.750	05/01/2029	3,268,549
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
815,000	4.375	11/01/2023	840,178
2,005,000	5.000	11/01/2029	2,254,234
100,000	5.375	11/01/2039	120,435
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
505,000	4.250	06/15/2028	554,224
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
320,000	3.125	12/15/2025	331,884
735,000	3.625	12/15/2031	808,377
450,000	4.000	12/15/2040	492,205
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
750,000	5.000	04/01/2030	921,138
650,000	5.000	04/01/2031	795,038
550,000	5.000	04/01/2033	669,517
5,000,000	5.000	04/01/2048	5,946,225
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (AAA/Aaa)
2,000,000	4.000	07/01/2043	2,319,420
7,000,000	4.000	07/01/2047	8,078,610

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
$105,000	3.500%	05/01/2024	$ 107,788
360,000	4.000	05/01/2030	391,034
595,000	4.375	05/01/2039	661,134
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(f)
415,000	3.125	05/01/2030	429,588
475,000	3.625	05/01/2040	495,803
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(f)
275,000	4.375	11/01/2024	285,773
500,000	5.250	11/01/2039	582,930
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(f)
465,000	2.500	05/01/2025	472,621
235,000	3.250	05/01/2030	245,030
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
200,000	2.500	11/01/2026	201,917
200,000	3.000	11/01/2031	204,475
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
240,000	3.875	05/01/2024	247,798
490,000	4.125	05/01/2029	531,231
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
1,220,000	4.875	05/01/2032	1,406,405
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(f)
3,955,000	4.625	11/01/2038	4,347,558
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
205,000	4.000	11/01/2024	212,362
495,000	4.500	11/01/2029	551,815
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	2,163,317
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
405,000	3.000	11/01/2024	413,869
700,000	3.375	11/01/2030	741,316
100,000	4.000	11/01/2050	105,525
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
530,000	4.375	11/01/2025	558,067
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (A/NR)
1,000,000	4.250	05/01/2031	1,101,836
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
350,000	2.125	05/01/2022	353,570
360,000	2.250	05/01/2023	370,849
365,000	2.500	05/01/2024	383,683
375,000	2.625	05/01/2025	401,118
390,000	3.000	05/01/2026	429,007
400,000	3.125	05/01/2027	439,870
415,000	3.250	05/01/2028	454,130
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
230,000	4.200	05/01/2026	241,647
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
445,000	3.000	12/15/2024	456,629
1,000,000	3.375	12/15/2030	1,065,907

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(f)
$1,370,000	5.000%	12/15/2032	$ 1,667,613
2,000,000	5.000	12/15/2037	2,437,242
4,470,000	5.000	12/15/2047	5,350,224
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
300,000	2.500	05/01/2027	322,147
310,000	2.500	05/01/2028	334,171
315,000	2.625	05/01/2029	343,051
1,060,000	3.000	05/01/2034	1,164,532
2,130,000	3.125	05/01/2038	2,339,073
1,725,000	3.250	05/01/2040	1,903,031
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(f)
450,000	3.000	05/01/2025	460,147
525,000	3.500	05/01/2031	553,843
875,000	4.000	05/01/2040	941,263
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625	05/01/2041	1,031,733
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
315,000	4.000	05/01/2024	326,447
1,000,000	4.625	05/01/2029	1,103,487
1,000,000	5.000	05/01/2038	1,151,755
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
265,000	4.000	11/01/2024	274,516
395,000	4.500	11/01/2029	441,293
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
240,000	4.000	11/01/2024	248,644
375,000	4.500	11/01/2029	419,019
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(f)
140,000	2.500	05/01/2026	141,664
175,000	3.100	05/01/2031	180,071
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(f)
250,000	2.500	05/01/2026	252,983
285,000	3.100	05/01/2031	293,256
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,560,000	3.750	05/01/2026	1,624,987
1,000,000	4.250	05/01/2037	1,058,101
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
345,000	3.250	05/01/2024	367,794
355,000	3.500	05/01/2025	387,205
370,000	3.625	05/01/2026	410,872
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
445,000	4.750	11/01/2025	468,968
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
400,000	2.375	05/01/2026	403,778
300,000	3.000	05/01/2031	307,208
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	261,432
235,000	4.000	05/01/2040	252,444

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
$200,000	2.875%	05/01/2025	$ 204,409
250,000	3.250	05/01/2031	261,422
1,050,000	4.000	05/01/2040	1,127,930
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
155,000	2.875	05/01/2025	158,429
250,000	3.250	05/01/2031	261,429
815,000	4.000	05/01/2040	875,489
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
495,000	4.250	05/01/2030	524,124
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
380,000	2.000	05/01/2027	390,659
385,000	2.000	05/01/2028	393,339
395,000	2.000	05/01/2029	401,054
150,000	2.125	05/01/2030	152,146
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
340,000	3.125	05/01/2025	351,616
500,000	3.500	05/01/2030	535,663
930,000	3.750	05/01/2037	1,001,162
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
650,000	3.250	05/01/2023	668,958
950,000	3.800	05/01/2028	1,049,218
1,905,000	4.000	05/01/2033	2,154,878
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
1,090,000	2.625	05/01/2024	1,118,932
1,240,000	3.000	05/01/2029	1,330,615
1,490,000	3.375	05/01/2034	1,625,072
3,930,000	3.550	05/01/2039	4,265,508
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(f)
2,305,000	1.875	05/01/2025	2,352,409
2,950,000	2.625	05/01/2030	3,106,701
3,400,000	3.000	05/01/2035	3,582,621
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
325,000	4.000	05/01/2026	365,782
325,000	4.000	05/01/2027	370,278
330,000	4.000	05/01/2028	388,120
345,000	4.000	05/01/2029	403,065
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
1,825,000	3.500	05/01/2032	2,008,341
2,145,000	4.000	05/01/2037	2,397,839
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
115,000	3.750	05/01/2024	118,428
220,000	4.000	05/01/2029	237,191
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
265,000	2.625	05/01/2025	269,339
245,000	3.200	05/01/2030	254,537
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/2024	232,008
225,000	3.000	11/01/2025	241,216
230,000	3.200	11/01/2026	249,367
1,400,000	4.125	11/01/2046	1,519,549

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
$725,000	5.500%	05/01/2034	$ 778,088
925,000	5.750	05/01/2044	996,365
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,343,142
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
500,000	5.125	11/01/2038	568,058
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,360,000	5.500	11/01/2045	2,532,384
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
240,000	3.250	11/01/2024	246,573
375,000	3.625	11/01/2029	404,898
1,000,000	4.000	11/01/2039	1,081,145
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(f)
615,000	2.750	05/01/2026	623,006
415,000	3.250	05/01/2031	427,242
515,000	3.625	05/01/2041	533,540
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
365,000	2.650	05/01/2025	373,065
630,000	3.000	05/01/2031	658,058
1,725,000	4.000	05/01/2040	1,856,020
1,595,000	4.000	05/01/2051	1,691,043
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
470,000	2.400	05/01/2026	472,081
575,000	3.000	05/01/2031	580,238
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,565,000	5.000	05/01/2032	2,883,611
1,955,000	4.500	05/01/2034	2,124,618
3,395,000	5.000	05/01/2037	3,755,918
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
380,000	4.000	05/01/2024	394,428
750,000	4.250	05/01/2029	823,998
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
250,000	2.500	05/01/2026	252,356
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
435,000	2.500	05/01/2026	439,108
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
185,000	3.625	05/01/2024	190,909
355,000	3.900	05/01/2029	385,769
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(f)
370,000	3.500	05/01/2024	379,698
810,000	3.750	05/01/2029	868,691
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
370,000	3.500	06/15/2024	381,881
1,285,000	3.750	06/15/2030	1,396,556
3,350,000	4.250	06/15/2039	3,700,358
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
190,000	3.875	05/01/2024	196,667
500,000	4.370	05/01/2029	552,277

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
$200,000	4.250%	11/01/2029	$ 219,592
680,000	4.875	11/01/2039	764,532
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
160,000	3.000	05/01/2025	163,321
230,000	3.650	05/01/2030	242,600
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	148,672
250,000	5.000	05/01/2047	274,703
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
910,000	2.500	05/01/2025	925,479
640,000	3.125	05/01/2030	666,012
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,450,000	4.500	05/01/2036	1,554,561
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
230,000	2.500	05/01/2026	230,251
265,000	3.000	05/01/2031	265,735

			1,026,150,125

Georgia – 1.7%
Atlanta Airport RB Refunding Series 2012 C (A+/Aa3)
1,250,000	5.000	01/01/2027	1,279,429
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(b)(c)
5,250,000	1.550	08/19/2022	5,323,131
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(b)(c)
3,000,000	2.150	06/13/2024	3,143,456
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(b)(c)
1,600,000	2.250	05/25/2023	1,654,503
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(b)(c)
2,500,000	2.925	03/12/2024	2,660,796
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(b)(c)
9,475,000	3.000	02/01/2023	9,847,979
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(b)(c)
5,100,000	1.550	08/19/2022	5,171,041
City of Atlanta RB for Water & Wastewater Series 2018 B (AA-/Aa2)
4,750,000	3.500	11/01/2043	5,282,135
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (AA/Aa2)
7,585,000	4.000	01/01/2035	7,974,922
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(b)(c)
1,050,000	5.000	07/01/2024	1,168,273
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
545,000	5.000	03/01/2027	565,982
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (BBB-/NR)
1,215,000	2.375	01/01/2031	1,298,277
1,800,000	4.000	01/01/2036	2,147,470
Georgia State GO Refunding Bonds Series 2021 A (AAA/Aaa)(e)
17,675,000	4.000	07/01/2034	22,270,597

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (BBB+/Baa1)
$775,000	4.000%	08/01/2035	$ 925,108
500,000	4.000	08/01/2036	595,381
750,000	4.000	08/01/2037	890,605
745,000	4.000	08/01/2038	882,653
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(b)(c)
14,250,000	4.000	09/01/2023	15,286,343
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
2,500,000	5.000	05/15/2025	2,915,843
3,000,000	5.000	05/15/2026	3,604,527
3,000,000	5.000	05/15/2027	3,697,710
2,455,000	5.000	05/15/2028	3,094,584
2,800,000	5.000	05/15/2029	3,600,574
4,875,000	5.000	05/15/2049	7,423,741
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(b)(c)
14,050,000	4.000	12/02/2024	15,658,282
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa1)
2,210,000	5.000	01/01/2023	2,360,257
4,155,000	5.000	01/01/2024	4,614,230
4,360,000	5.000	01/01/2025	5,015,294
4,575,000	5.000	01/01/2026	5,392,717
4,805,000	5.000	01/01/2027	5,817,055
5,040,000	5.000	01/01/2028	6,282,213
5,295,000	5.000	01/01/2029	6,649,381
1,080,000	5.000	01/01/2034	1,326,217
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
830,000	5.000	01/01/2024	922,833
900,000	5.000	01/01/2025	1,036,280
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (A-/NR)
495,000	5.000	06/01/2031	646,151
400,000	5.000	06/01/2032	518,411
500,000	5.000	06/01/2033	645,874
400,000	4.000	06/01/2034	473,383
500,000	4.000	06/01/2035	590,723
850,000	4.000	06/01/2045	981,799
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
1,275,000	4.000	01/01/2038	1,455,507
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
1,925,000	1.900	08/01/2024	2,009,691
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	419,830

			175,521,188

Guam – 0.5%
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
875,000	3.625	02/01/2025	922,132
2,045,000	4.250	02/01/2030	2,292,786
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
3,000,000	5.000	11/15/2022	3,182,542
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
2,980,000	5.000	01/01/2029	3,049,385
Guam Government GO Bonds Series 2019 (AMT) (BB-/Ba1)
2,530,000	5.000	11/15/2031	2,952,296

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
$2,755,000	5.000%	12/01/2025	$ 3,252,798
2,255,000	5.000	12/01/2026	2,724,214
2,000,000	5.000	12/01/2027	2,402,548
Guam Government RB Refunding Series 2021 E (NR/Ba1)
5,395,000	3.250	11/15/2026	5,476,597
Guam Government RB Refunding Series 2021 F (NR/Ba1)(e)
525,000	5.000	01/01/2028	639,395
1,225,000	5.000	01/01/2029	1,517,770
1,100,000	5.000	01/01/2030	1,383,344
1,100,000	5.000	01/01/2031	1,404,153
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000	10/01/2024	1,584,445
2,790,000	5.000	10/01/2030	2,937,614
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
325,000	5.000	10/01/2039	361,598
250,000	5.000	10/01/2044	276,980
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)(h)
1,450,000	5.500	07/01/2023	1,597,266
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/2046	1,167,450
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
3,975,000	5.000	01/01/2050	4,879,817
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000	5.000	07/01/2025	403,303
560,000	5.000	07/01/2026	662,636
350,000	5.000	07/01/2027	423,920
370,000	5.000	07/01/2028	444,179
725,000	5.000	07/01/2029	865,036
700,000	5.000	07/01/2030	829,624
700,000	5.000	07/01/2031	827,092
700,000	5.000	07/01/2032	824,641
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
400,000	5.000	07/01/2029	483,551
600,000	5.000	07/01/2031	718,144
250,000	5.000	07/01/2033	297,298
225,000	5.000	07/01/2034	266,961
425,000	5.000	07/01/2036	502,643
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (NR/Ba1)
300,000	5.000	11/01/2027	367,155
450,000	5.000	11/01/2028	560,306
450,000	5.000	11/01/2029	568,706
375,000	5.000	11/01/2030	480,426

			53,530,751

Hawaii – 0.5%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
3,000,000	4.000	07/01/2042	3,471,598
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
430,000	5.000	07/01/2022	450,954
200,000	5.000	07/01/2023	219,215
City & County Honolulu RB for Wastewater System Series 2019 A (AA/WR)
500,000	5.000	07/01/2021	500,000
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/WR)
680,000	5.000	07/01/2021	680,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa1)
$5,025,000	4.000%	03/01/2037	$ 5,572,705
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa1)
9,055,000	3.200	07/01/2039	9,863,151
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	33,969
75,000	5.000	05/15/2029	93,658
35,000	5.000	05/15/2030	43,357
150,000	5.000	05/15/2031	184,452
180,000	5.000	05/15/2032	219,884
60,000	3.000	05/15/2033	63,361
100,000	3.000	05/15/2034	105,232
150,000	3.000	05/15/2035	157,296
670,000	3.250	05/15/2039	706,173
575,000	5.000	05/15/2044	677,021
State of Hawaii Airports System RB Refunding Series 2018 D (A+/A1)
20,865,000	5.000	07/01/2034	27,424,284

			50,466,310

Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BBB-/Baa3)
2,000,000	2.750	10/01/2024	2,131,395

Illinois – 12.0%
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (AA/NR)
7,200,000	5.000	01/01/2035	9,016,738
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (AA/Ba2)(e)
625,000	4.000	10/01/2043	731,426
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (AA/NR)
4,705,000	5.000	01/01/2037	5,550,506
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (AA/NR)(h)
1,450,000	5.000	01/01/2026	1,736,949
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(d)
350,000	0.000	01/01/2026	334,759
165,000	0.000	01/01/2027	154,860
240,000	0.000	01/01/2028	220,282
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)
300,000	5.000	01/01/2029	379,171
175,000	5.000	01/01/2030	220,408
665,000	5.000	01/01/2031	834,095
1,875,000	5.000	01/01/2032	2,345,467
765,000	5.000	01/01/2033	954,299
1,115,000	5.000	01/01/2034	1,386,994
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB/Ba3)
555,000	5.382	12/01/2023	599,175
2,250,000	5.482	12/01/2024	2,486,942
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A-/NR)
3,550,000	6.000	04/01/2046	4,412,769
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A-/NR)
760,000	5.000	04/01/2034	915,910
575,000	5.000	04/01/2035	692,153
525,000	5.000	04/01/2036	630,960
490,000	5.000	04/01/2037	587,844

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(d)
$2,225,000	0.000%	12/01/2026	$ 2,073,420
1,125,000	0.000	12/01/2027	1,023,869
3,055,000	0.000	12/01/2029	2,626,747
2,660,000	0.000	12/01/2030	2,218,021
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(d)
965,000	0.000	12/01/2027	878,252
1,040,000	0.000	12/01/2028	921,324
460,000	0.000	12/01/2030	383,567
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(d)
670,000	0.000	01/01/2031	514,289
Chicago Illinois Board of Education GO Bonds Series 2015 C (BB/NR)
2,500,000	6.000	12/01/2035	2,892,090
Chicago Illinois Board of Education GO Bonds Series 2021 A (BB/NR)
500,000	5.000	12/01/2039	641,452
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(d)
4,705,000	0.000	12/01/2031	3,809,206
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB/Baa2)
4,725,000	5.500	12/01/2026	5,522,839
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (BB/Baa2)(d)
3,485,000	0.000	12/01/2023	3,421,760
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC ) (BB/Ba3)
2,500,000	5.500	12/01/2026	3,056,321
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB/Ba3)
6,330,000	5.500	12/01/2027	7,936,961
3,000,000	5.500	12/01/2028	3,846,003
2,115,000	5.500	12/01/2029	2,755,470
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB/NR)
1,020,000	5.250	12/01/2039	1,149,324
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (BB/Ba3)
5,225,000	5.000	12/01/2042	5,493,404
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB/Ba3)
10,380,000	6.038	12/01/2029	12,196,544
2,500,000	6.138	12/01/2039	3,052,758
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB/NR)
5,160,000	7.000	12/01/2044	6,365,334
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB/NR)
7,125,000	6.500	12/01/2046	8,940,047
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,825,000	5.000	12/01/2025	2,159,112
2,250,000	5.000	12/01/2026	2,734,047
2,375,000	5.000	12/01/2027	2,958,062
10,095,000	5.000	12/01/2028	12,848,561
1,450,000	5.000	12/01/2029	1,834,661
1,500,000	5.000	12/01/2030	1,887,466
3,350,000	5.000	12/01/2031	4,202,211
2,550,000	5.000	12/01/2032	3,190,903
2,800,000	5.000	12/01/2033	3,494,882
600,000	5.000	12/01/2034	747,479

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
$5,000,000	5.000%	12/01/2027	$ 6,168,102
8,685,000	5.000	12/01/2028	10,934,441
7,950,000	5.000	12/01/2029	9,950,346
4,690,000	5.000	12/01/2030	5,830,348
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB/NR)(d)
2,000,000	0.000	12/01/2025	1,889,402
2,000,000	0.000	12/01/2026	1,848,778
300,000	0.000	12/01/2027	270,438
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB/NR)
2,500,000	4.000	12/01/2027	2,957,754
4,000,000	5.000	12/01/2028	5,088,487
5,000,000	5.000	12/01/2029	6,483,744
5,000,000	5.000	12/01/2030	6,457,427
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (BB/NR)
125,000	5.000	12/01/2021	127,387
750,000	5.000	12/01/2022	797,634
1,200,000	5.000	12/01/2023	1,326,434
1,250,000	5.000	12/01/2024	1,431,328
1,200,000	5.000	12/01/2025	1,417,621
1,000,000	5.000	12/01/2026	1,214,740
1,000,000	5.000	12/01/2027	1,244,988
1,000,000	5.000	12/01/2028	1,272,122
1,000,000	5.000	12/01/2029	1,296,604
1,000,000	5.000	12/01/2030	1,291,486
1,000,000	5.000	12/01/2031	1,287,198
1,000,000	5.000	12/01/2032	1,283,714
1,000,000	5.000	12/01/2033	1,280,142
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds Series 2018 C (BB/NR)
8,620,000	5.000	12/01/2025	10,183,247
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR) (NATL-RE) (AA/A2)(d)
1,465,000	0.000	01/01/2030	1,234,789
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL-RE) (BBB+/Baa2)(d)
1,050,000	0.000	01/01/2028	923,013
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(d)
750,000	0.000	01/01/2032	555,439
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
330,000	5.500	01/01/2037	376,489
3,020,000	5.500	01/01/2040	3,435,372
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,641,293
630,000	5.000	01/01/2034	685,244
11,590,000	5.000	01/01/2036	12,590,159
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	651,511
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
2,905,000	5.000	01/01/2034	2,955,054
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
1,130,000	7.517	01/01/2040	1,622,470
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,502,847
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
13,893,000	7.375	01/01/2033	18,354,137
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,760,000	5.000	01/01/2028	4,683,061
4,890,000	5.000	01/01/2029	6,221,301
2,720,000	5.000	01/01/2031	3,418,406

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
$3,500,000	5.500%	01/01/2049	$ 4,418,378
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,385,000	5.432	01/01/2042	2,852,686
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,575,000	5.000	01/01/2024	2,853,084
4,435,000	5.000	01/01/2025	5,087,649
5,600,000	5.000	01/01/2038	6,424,627
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
5,300,000	5.625	01/01/2030	6,598,321
2,755,000	6.000	01/01/2038	3,456,726
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
4,235,000	5.500	01/01/2029	4,549,861
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
7,040,000	5.000	01/01/2039	8,810,843
8,355,000	5.000	01/01/2048	10,322,220
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
2,605,000	5.000	01/01/2023	2,786,990
4,760,000	5.000	01/01/2024	5,293,650
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,752,353
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
8,045,000	5.250	01/01/2035	9,928,713
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (WD/NR)(h)
1,105,000	5.000	01/01/2025	1,281,351
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
2,000,000	5.000	01/01/2035	2,293,106
2,000,000	5.000	01/01/2039	2,283,416
Chicago Illinois Wastewater Transmission RB Second Lien Series 2014 (A/Baa3)
4,425,000	5.000	01/01/2044	4,886,111
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	580,568
1,330,000	4.000	01/01/2052	1,448,480
Chicago Illinois Water RB Refunding for Second Lien Project Series 2017-2 (AGM) (AA/NR)
2,200,000	5.000	11/01/2033	2,728,859
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,560,000	5.000	11/01/2028	1,899,289
1,780,000	5.000	11/01/2029	2,155,453
1,000,000	5.000	11/01/2030	1,205,692
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,645,000	5.000	11/01/2026	1,998,313
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
15,475,000	5.000	11/01/2042	16,323,663
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (A/NR)
2,100,000	5.000	06/01/2027	2,602,244
2,325,000	5.000	06/01/2028	2,944,236
1,550,000	5.000	06/01/2029	2,004,378
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (A+/NR)
1,100,000	5.000	06/01/2027	1,365,232
2,415,000	5.000	06/01/2028	3,065,594

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
$875,000	3.250%	07/01/2029	$ 897,340
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
2,745,000	5.000	01/01/2025	3,148,951
3,430,000	5.000	01/01/2027	4,169,533
10,115,000	5.000	01/01/2028	12,598,180
8,480,000	5.000	01/01/2029	10,788,677
9,315,000	5.000	01/01/2030	12,059,170
430,000	5.000	01/01/2031	552,020
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
265,000	5.432	01/01/2042	346,926
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
5,650,000	6.314	01/01/2044	8,070,117
City of Peoria GO Refunding Bonds Series 2019 (AGM) (AA/A2)
880,000	5.000	01/01/2029	1,113,264
1,470,000	5.000	01/01/2031	1,876,090
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
155,000	4.000	01/01/2025	173,517
195,000	4.000	01/01/2026	223,137
115,000	4.000	01/01/2027	134,300
200,000	4.000	01/01/2028	237,461
200,000	4.000	01/01/2029	239,732
145,000	4.000	01/01/2030	172,579
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (AA/NR)
10,350,000	5.500	12/01/2036	13,625,383
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	910,238
County of Cook Sales Tax RB Refunding Series 2021 A (AA-/NR)
600,000	5.000	11/15/2029	780,548
1,595,000	5.000	11/15/2030	2,111,145
2,055,000	5.000	11/15/2031	2,756,478
1,165,000	5.000	11/15/2032	1,556,809
1,025,000	5.000	11/15/2036	1,339,390
1,445,000	5.000	11/15/2037	1,878,587
2,080,000	5.000	11/15/2038	2,695,850
2,655,000	4.000	11/15/2039	3,182,452
2,435,000	4.000	11/15/2040	2,913,691
3,540,000	4.000	11/15/2041	4,221,605
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
1,500,000	4.000	11/15/2047	1,777,246
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	2.163	02/01/2026	515,895
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
605,000	5.000	12/01/2034	735,695
775,000	5.000	12/01/2039	934,398
1,000,000	5.000	12/01/2044	1,191,387
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (AA/A1)
2,325,000	4.000	12/01/2036	2,649,893
1,420,000	4.000	12/01/2037	1,615,136
4,230,000	4.000	12/01/2042	4,770,631
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (NR/Aa2)
500,000	4.000	12/01/2038	572,653
400,000	4.000	12/01/2040	456,744
1,085,000	4.000	12/01/2042	1,234,217

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (AA+/NR)
$815,000	4.000%	12/15/2031	$ 1,003,064
1,300,000	4.000	12/15/2032	1,588,447
3,740,000	4.000	12/15/2033	4,556,592
1,700,000	4.000	12/15/2034	2,066,762
1,395,000	4.000	12/15/2035	1,692,722
2,750,000	3.000	12/15/2036	3,036,838
2,000,000	3.000	12/15/2037	2,202,708
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (AA+/Aa2)
19,555,000	4.000	07/15/2047	22,432,258
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(f)
5,600,000	6.125	04/01/2049	6,890,042
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (A/NR)
4,000,000	4.250	01/01/2044	4,609,794
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,546,491
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
750,000	5.000	09/01/2026	911,148
500,000	5.000	09/01/2027	623,664
500,000	5.000	09/01/2028	638,324
1,600,000	5.000	09/01/2030	2,068,575
1,000,000	5.000	09/01/2031	1,284,797
1,000,000	5.000	09/01/2032	1,277,680
1,035,000	5.000	09/01/2033	1,315,993
1,150,000	5.000	09/01/2034	1,455,137
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
3,000,000	5.000	09/01/2046	3,458,831
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (BB+/NR)
375,000	5.000	05/15/2041	448,070
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,601,488
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (AA-/Aa2)(e)
1,380,000	5.000	10/01/2037	2,051,724
4,400,000	5.000	10/01/2038	6,614,689
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
5,275,000	5.000	01/01/2027	6,449,198
3,350,000	5.000	01/01/2028	4,199,576
3,515,000	5.000	01/01/2029	4,504,564
2,195,000	5.000	01/01/2030	2,868,544
11,130,000	5.000	01/01/2036	14,235,530
5,290,000	4.000	01/01/2038	6,259,650
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 A (BAM) (AA/NR)
5,300,000	5.000	01/01/2038	6,478,611
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
10,685,000	5.000	01/01/2026	12,698,639
8,170,000	5.000	01/01/2027	9,988,615
15,355,000	5.000	01/01/2028	19,249,103
11,790,000	5.000	01/01/2029	15,109,192
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,633,460

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa2)
$1,780,000	7.350%	07/01/2035	$ 2,299,473
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa2)
39,035,000	5.100	06/01/2033	45,899,008
Illinois State GO Bonds Series 2013 (BBB-/Baa2)
5,000,000	5.500	07/01/2024	5,511,506
4,000,000	5.500	07/01/2025	4,398,346
3,165,000	5.500	07/01/2027	3,465,097
5,500,000	5.250	07/01/2028	5,987,419
9,490,000	5.500	07/01/2038	10,265,831
Illinois State GO Bonds Series 2016 (BAM) (AA/NR)
2,725,000	4.000	06/01/2041	3,085,225
Illinois State GO Bonds Series 2016 (BBB-/Baa2)
4,415,000	5.000	11/01/2021	4,485,100
Illinois State GO Bonds Series 2017 A (BBB-/Baa2)
375,000	4.500	12/01/2041	433,537
Illinois State GO Bonds Series 2017 C (BBB-/Baa2)
26,930,000	5.000	11/01/2029	32,865,278
Illinois State GO Bonds Series 2017 D (BBB-/Baa2)
25,805,000	5.000	11/01/2021	26,214,724
53,565,000	5.000	11/01/2024	61,248,342
27,000,000	5.000	11/01/2025	31,801,089
9,450,000	5.000	11/01/2026	11,407,295
24,005,000	5.000	11/01/2028	29,401,389
Illinois State GO Bonds Series 2018 A (BBB-/Baa2)
16,380,000	5.000	05/01/2031	20,034,951
2,435,000	5.000	05/01/2042	2,908,286
1,760,000	5.000	05/01/2043	2,099,060
Illinois State GO Bonds Series 2019 A (BBB-/Baa2)
8,000,000	5.000	11/01/2024	9,147,517
Illinois State GO Bonds Series 2019 C (BBB-/Baa2)
9,175,000	4.000	11/01/2042	10,578,891
Illinois State GO Bonds Series 2020 (BBB-/Baa2)
1,525,000	5.500	05/01/2039	1,975,232
4,100,000	5.750	05/01/2045	5,320,553
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa2)
8,355,000	5.000	08/01/2021	8,387,562
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,960,000	4.000	02/01/2030	4,522,246
1,185,000	4.000	02/01/2031	1,351,194
Illinois State GO Refunding Bonds Series 2018 B (BBB-/Baa2)
2,340,000	5.000	10/01/2031	2,888,873
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
1,605,000	5.000	06/15/2022	1,671,752
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
2,875,000	5.000	06/15/2022	2,994,571
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 B (AA-/A1)
2,745,000	5.000	01/01/2025	3,174,090
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
14,015,000	5.000	01/01/2026	16,745,439
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
360,000	5.000	12/01/2025	422,483
410,000	5.000	12/01/2026	494,112
405,000	4.000	12/01/2028	485,496
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(d)
5,600,000	0.000	12/15/2032	4,359,571
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/Baa2)(d)
2,690,000	0.000	12/15/2031	2,155,636

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)
$1,555,000	5.700%		06/15/2024	$ 1,648,107
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(h)
460,000	5.700		06/15/2022	488,064
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
5,390,000	5.000		12/15/2028	5,628,184
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)
2,000,000	5.000		12/15/2028	2,487,814
300,000	5.000		12/15/2032	370,236
600,000	5.000		12/15/2033	738,729
500,000	5.000		12/15/2034	614,546
1,260,000	0.000	(a)	12/15/2037	1,130,430
3,500,000	0.000	(a)	12/15/2042	3,178,451
3,850,000	0.000	(a)	12/15/2047	3,437,824
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
11,975,000	4.000		06/15/2050	13,778,723
1,160,000	5.000		06/15/2050	1,448,784
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (AA/NR)
4,430,000	5.000		07/01/2029	5,526,634
Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
5,000,000	5.000		01/01/2043	6,188,578
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (AA/Baa1)
875,000	4.000		01/01/2032	1,044,765
450,000	4.000		01/01/2033	535,635
475,000	4.000		01/01/2034	563,598
420,000	4.000		01/01/2035	497,205
470,000	4.000		01/01/2037	552,844
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(d)
6,055,000	0.000		12/01/2025	5,705,135
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500		03/01/2030	4,279,690
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa2)
1,100,000	6.630		02/01/2035	1,373,832
State of Illinois GO Bonds Series 2012 A (BBB-/Baa2)
300,000	5.000		01/01/2034	306,955
State of Illinois GO Bonds Series 2014 (BBB-/Baa2)
570,000	5.000		02/01/2024	635,074
State of Illinois GO Bonds Series 2016 (BBB-/Baa2)
2,820,000	4.000		06/01/2032	3,130,422
State of Illinois GO Bonds Series 2017 A (BBB-/Baa2)
3,455,000	5.000		12/01/2027	4,260,722
875,000	4.250		12/01/2040	1,000,273
State of Illinois GO Bonds Series 2017 D (BBB-/Baa2)
925,000	3.250		11/01/2026	1,032,767
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa2)
3,800,000	5.000		02/01/2028	4,578,592
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa2)
500,000	5.000		10/01/2028	627,116
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa2)
1,500,000	4.000		12/01/2033	1,699,252
5,000,000	4.250		12/01/2037	5,722,968
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa2)
5,100,000	5.000		10/01/2027	6,266,439

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois RB Refunding Series 2016 C (BAM) (AA/NR)
$5,580,000	4.000%	06/15/2028	$ 6,252,566
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(f)
375,000	4.000	01/01/2031	395,627
335,000	5.000	01/01/2045	356,998
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
750,000	5.000	01/01/2024	783,740
2,690,000	5.000	01/01/2030	2,998,292
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000	4.250	01/01/2029	1,033,475
Village of Romeoville GO Refunding Bonds Series 2019 (AA/Aa2)
3,055,000	5.000	12/30/2027	3,844,847
3,235,000	5.000	12/30/2028	4,164,307
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB/NR)
210,000	4.125	10/01/2041	223,589
420,000	4.125	10/01/2046	445,061
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa1)
650,000	4.000	01/01/2034	746,459

			1,217,841,784

Indiana – 0.5%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (AA/NR)
1,845,000	2.000	09/01/2038	1,851,754
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2015 (AMT) (A-/A2)(b)(c)
3,000,000	5.000	11/01/2022	3,194,575
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A2)(b)(c)
11,500,000	5.000	06/05/2026	13,958,148
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
540,000	5.000	09/15/2034	664,173
680,000	5.000	09/15/2039	828,009
445,000	4.000	09/15/2044	497,122
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(b)(c)
2,300,000	2.100	11/01/2026	2,420,074
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (NR/Ba1)
185,000	4.000	07/01/2030	206,996
300,000	5.000	07/01/2040	344,964
Indiana Finance Authority RB for WVB East End Partners LLC Series 2013 A (BBB+/NR)
5,000,000	5.250	01/01/2051	5,444,440
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
2,930,000	3.000	11/01/2030	3,153,686
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/Ba1)
2,110,000	3.000	11/01/2030	2,271,084
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/Ba1)
2,350,000	3.000	11/01/2030	2,529,407
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(b)
	(SIFMA Municipal Swap Index Yield + 0.55%),
3,815,000	0.580	11/01/2023	3,829,719
Indianapolis Local Public Improvement Bond Bank RB Refunding Series 2019 D (AMT) (A/A1)
2,275,000	5.000	01/01/2029	2,907,940

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Purdue University RB Series 2007 A (AAA/Aaa)
$3,045,000	5.250%	07/01/2029	$ 3,939,633

			48,041,724

Iowa – 0.2%
City of Davenport GO Corporate Bonds Series 2019 IA (AA/Aa3)
1,060,000	4.000	06/01/2031	1,232,985
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
1,165,000	3.125	12/01/2022	1,188,907
Iowa Finance Authority RB for Gevo NW Iowa RNG LLC Series 2021 (AMT) (NR/Aa3)(b)(c)
5,500,000	1.500	04/01/2024	5,558,270
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
1,700,000	4.000	05/15/2055	1,875,617
2,300,000	5.000	05/15/2055	2,684,479
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-2 (BBB/NR)
1,750,000	2.875	05/15/2049	1,768,349
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (BBB/NR)
7,400,000	4.000	06/01/2049	8,652,130

			22,960,737

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,300,000	4.000	05/15/2023	1,334,168
1,015,000	4.000	05/15/2024	1,053,166
1,060,000	5.000	05/15/2025	1,147,351
1,165,000	5.000	05/15/2027	1,286,860

			4,821,545

Kentucky – 1.5%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A/A1)
4,525,000	2.125	10/01/2034	4,603,006
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A/A1)
6,100,000	2.000	02/01/2032	6,196,667
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (A-/NR)
180,000	4.000	03/01/2046	203,337
110,000	4.000	03/01/2049	123,925
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,344,800
400,000	4.000	06/01/2045	445,199
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,030,000	4.000	06/01/2037	1,154,287
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,081,918
855,000	5.000	08/01/2036	1,078,094
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A2)(b)(c)
25,000,000	4.000	01/01/2025	27,767,885
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A1)(b)(c)
22,955,000	4.000	06/01/2025	25,848,002
Kentucky Public Energy Authority RB Series 2020 A (NR/A2)(b)(c)
10,800,000	4.000	06/01/2026	12,451,465

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
$8,145,000	5.000%	11/01/2025	$ 9,661,798
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A/NR)
2,000,000	4.000	10/01/2034	2,255,347
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
1,500,000	4.000	10/01/2039	1,743,421
1,100,000	4.000	10/01/2040	1,276,529
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 C (A/NR)(b)(c)
8,500,000	5.000	10/01/2026	10,375,291
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A/A1)
17,250,000	2.000	10/01/2033	17,495,053
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
2,295,000	5.000	05/15/2030	2,335,580
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
10,000,000	4.000	05/15/2038	11,621,294
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/2026	3,676,430
University of Louisville RB Series 2020 A (AGM) (AA/A1)
1,080,000	5.000	09/01/2025	1,276,855
1,135,000	5.000	09/01/2026	1,382,820
1,195,000	5.000	09/01/2027	1,489,373
1,255,000	5.000	09/01/2028	1,599,005

			148,487,381

Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
770,000	4.000	12/01/2021	775,441
815,000	4.000	12/01/2022	833,972
1,135,000	4.000	12/01/2023	1,177,052
1,150,000	4.000	12/01/2024	1,205,443
1,385,000	5.000	12/01/2025	1,520,737
1,455,000	5.000	12/01/2026	1,618,790
1,530,000	5.000	12/01/2027	1,720,208
1,605,000	5.000	12/01/2028	1,819,089
1,000,000	5.000	12/01/2029	1,140,289
City of New Orleans Sewerage Service RB Series 2020 B (A/NR)
1,325,000	5.000	06/01/2045	1,653,384
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (AA/NR)
275,000	4.000	06/01/2035	326,969
310,000	4.000	06/01/2036	367,569
285,000	4.000	06/01/2037	337,008
310,000	4.000	06/01/2038	365,748
355,000	4.000	06/01/2039	417,853
310,000	4.000	06/01/2040	364,281
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(f)
975,000	3.625	06/01/2024	1,007,236
2,540,000	3.750	06/01/2030	2,726,810
5,070,000	4.375	06/01/2048	5,541,055
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
600,000	2.375	06/01/2026	600,508
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (BBB+/NR)(f)
7,800,000	5.000	04/01/2035	8,867,349

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (AA/NR)
$1,230,000	5.000%	10/01/2026	$ 1,497,171
2,750,000	5.000	10/01/2027	3,436,367
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa2)
14,185,000	3.500	11/01/2032	15,801,259
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)(h)
6,250,000	4.375	02/01/2024	6,912,734
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	946,568
670,000	5.000	10/01/2023	738,341
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (A+/NR)
1,295,000	4.000	06/01/2050	1,500,005
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (AA/NR)
3,530,000	3.000	06/01/2050	3,772,822
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
900,000	4.000	07/01/2044	1,041,057
900,000	4.000	07/01/2049	1,036,007
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (BBB/Baa1)(e)
545,000	5.000	10/01/2032	723,506
690,000	5.000	10/01/2034	909,630
885,000	5.000	10/01/2035	1,163,498
1,435,000	4.000	10/01/2036	1,740,534
885,000	4.000	10/01/2037	1,071,068
1,530,000	4.000	10/01/2039	1,840,512
550,000	4.000	10/01/2041	658,552
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A/A3)
3,695,000	4.000	05/15/2042	4,179,791
3,000,000	5.000	05/15/2046	3,590,039
New Orleans Aviation Board GARB Series 2015 B (AMT) (A-/A2)
3,750,000	5.000	01/01/2034	4,280,011
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
1,000,000	5.000	01/01/2048	1,184,111
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(b)(c)
11,300,000	2.000	04/01/2023	11,558,589
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(b)(c)
15,505,000	2.100	07/01/2024	16,044,652
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(b)(c)
21,235,000	2.200	07/01/2026	22,198,793
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A/A2)(h)
500,000	5.000	04/01/2023	539,363

			142,751,771

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – 0.4%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (BBB+/Baa1)
$505,000	3.000%	01/01/2025	$ 543,845
800,000	3.000	01/01/2026	872,681
800,000	3.000	01/01/2027	880,994
300,000	5.000	01/01/2028	370,757
225,000	5.000	01/01/2029	283,725
270,000	5.000	01/01/2030	345,325
370,000	5.000	01/01/2031	470,437
810,000	5.000	01/01/2032	1,026,412
890,000	5.000	01/01/2033	1,124,672
620,000	5.000	01/01/2034	781,274
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (AA/A2)
305,000	5.000	12/01/2021	310,874
400,000	5.000	12/01/2022	425,411
500,000	5.000	12/01/2023	552,005
500,000	5.000	12/01/2024	568,640
450,000	5.000	12/01/2025	523,865
1,530,000	5.000	12/01/2026	1,812,902
1,500,000	5.000	12/01/2027	1,809,280
1,000,000	5.000	12/01/2028	1,209,100
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
4,655,000	4.000	07/01/2045	5,457,256
2,355,000	4.000	07/01/2050	2,747,860
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM) (AA/A1)
500,000	2.500	07/01/2029	551,492
400,000	5.000	07/01/2030	529,850
275,000	5.000	07/01/2031	370,915
1,000,000	4.000	07/01/2035	1,222,241
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,575,000	5.000	07/01/2026	1,857,506
State of Maine GO Bonds Series 2018 D (AA/Aa2)
9,765,000	5.000	06/01/2024	11,104,833

			37,754,152

Maryland – 0.7%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	462,363
650,000	4.500	09/01/2033	707,585
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	2,061,611
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f)
100,000	2.650	06/01/2022	100,984
150,000	2.700	06/01/2023	153,011
100,000	2.750	06/01/2024	102,972
140,000	3.000	06/01/2024	142,880
125,000	2.800	06/01/2025	129,943
135,000	2.850	06/01/2026	141,636
175,000	2.950	06/01/2027	185,030
190,000	3.050	06/01/2028	200,554
200,000	3.150	06/01/2029	212,830
300,000	3.375	06/01/2029	305,238
200,000	3.200	06/01/2030	211,764
200,000	3.250	06/01/2031	211,444
250,000	3.300	06/01/2032	262,441
270,000	3.350	06/01/2033	283,212
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
880,000	3.000	07/01/2024	909,521
950,000	4.000	07/01/2029	1,122,248

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
$440,000	4.000%	01/01/2038	$ 500,248
525,000	4.000	01/01/2039	595,671
570,000	4.000	01/01/2040	645,708
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
615,000	4.000	01/01/2032	707,813
530,000	4.000	01/01/2033	609,114
600,000	4.000	01/01/2034	685,466
540,000	4.000	01/01/2035	616,051
595,000	4.000	01/01/2036	676,976
660,000	4.000	01/01/2037	749,600
615,000	4.000	01/01/2038	697,470
880,000	4.000	01/01/2039	993,497
880,000	4.000	01/01/2040	991,931
County of Montgomery Public Improvement GO Bonds Series 2013 A (AAA/Aaa)(h)
13,475,000	4.000	11/01/2023	14,668,263
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
555,000	5.700	07/01/2029	557,379
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,506,424
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
300,000	4.000	07/01/2040	340,534
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
1,000,000	5.000	06/01/2044	1,181,870
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (NR/NR)(f)
5,625,000	3.997	04/01/2034	6,087,241
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
6,620,000	1.700	09/01/2022	6,721,692
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
800,000	3.250	07/01/2039	881,453
350,000	4.000	07/01/2040	414,361
750,000	4.000	07/01/2045	876,556
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
305,000	4.000	10/01/2026	345,669
425,000	4.000	10/01/2027	487,462
440,000	4.000	10/01/2028	507,369
355,000	4.000	10/01/2029	412,084
475,000	4.000	10/01/2030	555,706
795,000	3.000	10/01/2034	838,860
475,000	4.000	10/01/2040	546,641
State of Maryland Department of Transportation RB Series 2015 (AAA/Aa1)
15,780,000	4.000	02/01/2030	16,697,086

			70,003,462

Massachusetts – 1.2%
City of Cambridge GO Refunding Bonds Series 2021 (AAA/Aaa)
7,090,000	5.000	02/15/2028	9,064,559
7,295,000	5.000	02/15/2029	9,545,637
7,290,000	5.000	02/15/2030	9,745,079
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)(h)
7,265,000	5.000	12/01/2021	7,412,264
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
5,000,000	5.000	07/15/2036	7,188,008

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(f)
$1,185,000	4.000%	11/15/2023	$ 1,224,293
1,200,000	5.000	11/15/2028	1,376,848
Massachusetts Development Finance Agency RB for Wellesley College Series 2012 J (AA+/Aa1)
7,000,000	5.000	07/01/2042	7,337,778
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
225,000	4.000	12/01/2042	247,010
245,000	5.000	12/01/2042	282,569
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(f)
125,000	5.000	07/15/2021	125,169
115,000	5.000	07/15/2022	119,460
125,000	5.000	07/15/2024	138,281
125,000	5.000	07/15/2025	141,808
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
350,000	5.000	10/01/2026	422,019
495,000	5.000	10/01/2027	611,761
500,000	5.000	10/01/2028	631,427
425,000	5.000	10/01/2029	547,005
325,000	5.000	10/01/2030	425,817
450,000	5.000	10/01/2031	588,118
400,000	5.000	10/01/2032	521,264
500,000	5.000	10/01/2033	649,565
450,000	5.000	10/01/2034	583,124
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
825,000	5.000	07/01/2038	1,016,760
1,850,000	5.000	07/01/2039	2,275,485
Massachusetts School Building Authority RB Series 2018 B (AA/Aa3)
10,735,000	4.000	02/15/2039	11,656,514
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,195,000	2.078	10/15/2023	2,277,720
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(g)
	(3 Mo. LIBOR + 0.57%),
1,970,000	0.688	05/01/2037	1,966,722
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(g)
	(3 Mo. LIBOR + 0.57%),
1,735,000	0.688	05/01/2037	1,732,113
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
4,030,000	4.000	05/01/2039	4,725,288
Massachusetts State GO Bonds Series 2017 F (AA/Aa1)
8,665,000	5.000	11/01/2043	10,852,327
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
8,500,000	5.000	01/01/2026	10,164,349
10,000,000	5.000	01/01/2027	12,304,522
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(b)(c)
5,525,000	5.000	01/01/2023	5,918,760

			123,819,423

Michigan – 2.5%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(c)
25,718,183	4.000	04/01/2034	25,096,693
18,625,000	4.000	04/01/2034	18,174,919
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(c)
331,114	4.000	04/01/2034	323,313

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
$235,000	5.000%	04/01/2022	$ 241,996
245,000	5.000	04/01/2023	261,845
265,000	5.000	04/01/2024	292,865
275,000	5.000	04/01/2025	312,458
290,000	5.000	04/01/2026	338,059
615,000	5.000	04/01/2027	733,237
645,000	5.000	04/01/2028	783,184
455,000	5.000	04/01/2029	558,744
710,000	5.000	04/01/2030	884,074
City of Detroit GO Bonds Series 2021 A (BB-/Ba3)
915,000	5.000	04/01/2030	1,139,335
675,000	5.000	04/01/2032	848,028
915,000	5.000	04/01/2034	1,142,373
1,580,000	5.000	04/01/2036	1,962,779
1,175,000	5.000	04/01/2038	1,452,125
1,000,000	5.000	04/01/2039	1,232,811
City of Detroit GO Bonds Series 2021 B (BB-/Ba3)
745,000	1.817	04/01/2022	749,672
365,000	2.017	04/01/2023	369,478
400,000	2.189	04/01/2024	405,779
500,000	2.511	04/01/2025	508,219
675,000	2.711	04/01/2026	686,344
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (AA/Aa2)
1,000,000	5.000	01/01/2045	1,271,269
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
1,075,000	5.000	07/01/2026	1,209,892
1,130,000	5.000	07/01/2027	1,271,435
1,000,000	5.000	07/01/2028	1,124,846
1,000,000	5.000	07/01/2029	1,124,528
3,435,000	5.000	07/01/2033	3,858,400
3,330,000	5.000	07/01/2036	3,736,240
11,575,000	5.000	07/01/2048	12,928,644
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
6,200,000	2.192	05/01/2026	6,496,093
15,160,000	2.302	05/01/2027	15,972,669
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A+/A2)
3,000,000	5.000	07/01/2035	3,609,595
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (AA-/A1)
8,300,000	5.250	07/01/2033	10,147,108
17,775,000	5.250	07/01/2034	21,730,703
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (BBB-/NR)(e)
475,000	4.000	11/15/2031	525,357
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
1,850,000	5.000	11/15/2048	2,308,040
3,700,000	4.000	11/15/2050	4,275,232
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
8,250,000	4.000	02/15/2047	9,542,001
17,000,000	4.000	02/15/2050	19,608,004
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
1,000,000	3.875	10/01/2023	1,030,420
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (AA-/A1)
1,000,000	5.000	07/01/2034	1,130,896

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (A+/A2)
$650,000	5.000%	07/01/2036	$ 732,596
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
325,000	5.000	07/01/2032	368,060
250,000	5.000	07/01/2033	282,964
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
1,945,000	5.000	07/01/2033	2,272,802
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
400,000	5.000	07/01/2035	451,848
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
1,000,000	5.000	07/01/2029	1,172,855
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (BB/NR)
1,240,000	3.500	09/01/2030	1,287,301
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
450,000	4.000	09/01/2045	514,085
475,000	4.000	09/01/2050	540,179
Michigan Finance Authority RB Refunding for McLaren Health Care Corp Obligated Group Series 2015 B (AA-/A1)
1,215,000	5.000	05/15/2034	1,407,493
Michigan Finance Authority RB Senior Lien Series 2014 C-1 (NR/NR)(h)
1,000,000	5.000	07/01/2022	1,048,414
Michigan Finance Authority RB Senior Lien Series 2014 C-2 (AMT) (NR/NR)(h)
5,015,000	5.000	07/01/2022	5,252,623
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
1,270,000	5.000	06/01/2049	1,550,320
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(d)
92,350,000	0.000	06/01/2065	12,394,257
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
15,000,000	4.250	12/31/2038	17,766,954
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
1,115,000	1.450	09/01/2021	1,117,192
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,000,000	5.000	05/01/2023	2,174,849
2,125,000	5.000	05/01/2024	2,402,980
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (AA/NR)
2,485,000	4.000	11/01/2026	2,902,271
2,585,000	4.000	11/01/2027	3,078,034
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,342,342
1,215,000	5.000	05/01/2026	1,471,060
3,705,000	5.000	05/01/2027	4,505,577
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
580,000	2.019	05/01/2025	585,815
1,000,000	2.138	05/01/2026	1,008,520

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA/NR)
$2,160,000	5.000%	05/01/2022	$ 2,245,638
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A-/A1)
400,000	5.000	12/01/2033	493,663
1,065,000	5.000	12/01/2034	1,312,169
650,000	5.000	12/01/2035	799,710
800,000	5.000	12/01/2036	983,148
880,000	5.000	12/01/2037	1,076,267

			255,941,688

Minnesota – 0.3%
City of Minneapolis GO Green Bonds Series 2019 (AAA/NR)
2,390,000	2.000	12/01/2029	2,517,821
2,940,000	2.000	12/01/2030	3,083,503
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
3,300,000	5.000	05/01/2048	4,084,699
1,325,000	4.000	05/01/2049	1,489,133
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (BBB-/NR)
440,000	3.000	12/01/2030	452,675
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
1,560,000	4.250	02/15/2048	1,782,977
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
610,000	3.000	03/01/2022	615,731
630,000	3.000	03/01/2023	643,372
650,000	3.250	03/01/2024	674,397
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (NR/Aa2)
320,000	5.000	02/01/2022	327,996
380,000	5.000	02/01/2023	405,373
400,000	5.000	02/01/2024	442,859
375,000	5.000	02/01/2025	428,959
1,105,000	5.000	02/01/2027	1,335,183
350,000	5.000	02/01/2028	432,571
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BB+/NR)
500,000	5.000	05/01/2047	542,007
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
165,000	4.000	12/01/2026	183,666
165,000	4.000	12/01/2027	185,786
205,000	4.000	12/01/2028	232,649
125,000	4.000	12/01/2029	143,092
250,000	4.000	12/01/2030	283,986
170,000	4.000	12/01/2031	192,290
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AAA/Aa1)
1,680,000	3.000	10/01/2029	1,893,263
University of Minnesota GO Bonds Series 2013 A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,361,706

			25,735,694

Mississippi – 0.2%
Mississippi Business Finance Corp. RB for Chevron USA, Inc. Series 2009 B (AA-/Aa2)(b)(c)
11,100,000	0.010	07/01/2021	11,100,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(b)(c)
4,120,000	2.750	12/09/2021	4,162,698

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
$2,230,000	2.500%	04/01/2022	$ 2,243,404
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/2035	1,131,426
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(b)(c)
2,700,000	2.900	09/01/2023	2,844,678

			21,482,206

Missouri – 1.3%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
350,000	3.000	11/01/2021	351,253
350,000	4.000	11/01/2022	358,487
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (BBB-/Ba1)
1,200,000	4.000	03/01/2041	1,391,450
City of Poplar Bluff COPS Series 2021 (BBB+/NR)
875,000	2.500	10/01/2041	855,660
1,060,000	2.625	10/01/2046	1,036,372
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(f)
1,000,000	4.500	12/01/2029	1,070,337
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 B (AMT) (AGM) (AA/A2)
12,335,000	5.000	03/01/2049	15,164,072
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A-/A2)
4,200,000	5.000	03/01/2030	5,326,531
4,410,000	5.000	03/01/2031	5,569,306
4,630,000	5.000	03/01/2032	5,841,990
4,865,000	5.000	03/01/2033	6,122,631
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A-/A2)
2,000,000	5.000	03/01/2033	2,543,628
3,200,000	5.000	03/01/2034	4,059,415
Metropolitan St Louis Sewer District RB Refunding Series 2021 A (AAA/NR)
1,550,000	5.000	05/01/2030	2,068,463
1,650,000	5.000	05/01/2031	2,247,327
1,760,000	5.000	05/01/2032	2,387,427
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (AAA/Aa1)
19,880,000	5.000	05/01/2047	24,048,536
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
830,000	5.000	09/01/2038	993,164
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (BBB/NR)
370,000	4.000	08/01/2036	443,976
475,000	4.000	08/01/2041	558,489
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
320,000	5.000	09/01/2025	364,004
860,000	5.000	09/01/2027	1,017,953
1,355,000	5.000	09/01/2028	1,628,827
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
420,000	4.000	02/15/2037	491,466
675,000	4.000	02/15/2038	788,310
500,000	4.000	02/15/2039	582,730
1,850,000	4.000	02/15/2044	2,136,140
5,000,000	4.000	02/15/2049	5,743,612

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (AA/NR)
$275,000	5.000%	10/01/2030	$ 340,733
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
210,000	5.000	10/01/2026	247,901
210,000	5.000	10/01/2029	261,917
150,000	5.000	10/01/2032	184,696
240,000	4.000	10/01/2034	273,911
125,000	4.000	10/01/2035	142,431
150,000	4.000	10/01/2036	170,603
170,000	4.000	10/01/2037	192,861
145,000	4.000	10/01/2038	164,156
110,000	4.000	10/01/2039	124,259
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
4,270,000	1.600	12/01/2022	4,295,649
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
225,000	3.000	05/01/2022	227,361
350,000	3.000	05/01/2024	359,872
250,000	3.000	05/01/2026	258,881
Springfield Public Utility RB Refunding Series 2015 (AA+/NR)
15,750,000	3.250	08/01/2027	17,252,972
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (A/NR)
1,100,000	5.000	04/01/2048	1,291,444
St Louis Municipal Finance Corp. RB for City of St Louis Series 2020 (AGM) (AA/A2)
1,000,000	5.000	10/01/2040	1,272,508
5,300,000	5.000	10/01/2045	6,648,112

			128,901,823

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000	5.000	07/01/2029	715,432

Nebraska – 0.2%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(b)(c)
12,675,000	4.000	08/01/2025	14,358,573
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (AA/NR)
415,000	4.000	01/01/2033	467,134
1,000,000	4.000	01/01/2034	1,125,652
1,000,000	4.000	01/01/2035	1,125,733
1,250,000	4.000	01/01/2036	1,406,939
1,185,000	4.000	01/01/2037	1,331,809
1,500,000	4.000	01/01/2038	1,683,780
2,000,000	4.000	01/01/2039	2,242,162

			23,741,782

Nevada – 1.3%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
225,000	3.000	06/01/2022	228,607

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
$395,000	3.250%	06/01/2022	$ 402,226
200,000	3.500	06/01/2025	214,438
185,000	3.500	06/01/2026	200,542
200,000	3.500	06/01/2027	218,873
150,000	3.500	06/01/2028	164,867
170,000	3.500	06/01/2029	187,921
175,000	3.250	06/01/2030	188,541
310,000	3.250	06/01/2031	332,820
415,000	3.500	06/01/2032	447,719
470,000	3.500	06/01/2033	504,599
1,000,000	3.500	06/01/2034	1,070,641
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
245,000	4.250	06/01/2034	275,257
285,000	4.500	06/01/2039	323,218
245,000	4.625	06/01/2043	276,645
385,000	4.625	06/01/2049	431,678
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(f)
500,000	2.500	06/15/2024	509,057
1,505,000	2.750	06/15/2028	1,567,489
Clark County School District Building GO Bonds Series 2018 A (A+/A1)
7,335,000	5.000	06/15/2033	9,062,778
Clark County School District Building GO Bonds Series 2019 B (AGM) (AA/A1)
8,540,000	5.000	06/15/2030	11,076,249
Clark County School District GO Bonds Series 2018 A (A+/A1)
5,000,000	5.000	06/15/2030	6,286,135
11,180,000	5.000	06/15/2031	13,962,681
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
880,000	5.000	06/15/2027	1,096,168
880,000	5.000	06/15/2028	1,124,831
880,000	5.000	06/15/2029	1,146,593
770,000	5.000	06/15/2030	1,022,198
705,000	5.000	06/15/2031	930,294
795,000	5.000	06/15/2032	1,046,917
725,000	5.000	06/15/2033	948,952
835,000	5.000	06/15/2034	1,089,823
880,000	5.000	06/15/2035	1,146,866
835,000	4.000	06/15/2036	1,003,723
900,000	4.000	06/15/2037	1,078,900
855,000	4.000	06/15/2038	1,022,644
950,000	4.000	06/15/2039	1,133,575
700,000	4.000	06/15/2040	833,874
County of Clark RB Refunding for Motor Vehicle Fuel Tax Series 2020 C (AA-/Aa3)
18,215,000	5.000	07/01/2029	23,852,838
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,398,897
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (A/Aa3)
1,250,000	5.000	07/01/2026	1,487,121
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
715,000	5.000	07/01/2026	850,633
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
605,000	5.000	07/01/2035	741,232
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,685,000	5.000	07/01/2043	3,267,201
23,350,000	4.000	07/01/2049	26,410,627
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,050,000	5.000	07/01/2027	1,279,880

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA+/Aa1)
$5,000,000	5.000%	11/01/2026	$ 5,863,838
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000	07/01/2040	1,995,768

			129,706,374

New Hampshire – 0.7%
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (BBB+/NR)
2,250,000	4.000	01/01/2041	2,518,918
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(b)(c)
2,695,000	2.800	10/02/2023	2,813,701
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(b)
	(SIFMA Municipal Swap Index Yield + 0.38%),
7,400,000	0.405	07/01/2024	7,402,896
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
8,965,000	5.000	08/01/2032	11,319,492
3,880,000	5.000	08/01/2033	4,890,323
4,075,000	5.000	08/01/2034	5,125,379
4,290,000	5.000	08/01/2035	5,386,407
4,505,000	5.000	08/01/2036	5,649,318
4,735,000	5.000	08/01/2037	5,925,558
4,980,000	5.000	08/01/2038	6,218,026
5,235,000	5.000	08/01/2039	6,521,014
5,505,000	5.000	08/01/2040	6,844,818

			70,615,850

New Jersey – 5.1%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	334,874
250,000	5.000	03/01/2026	297,700
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (AA/A2)
3,925,000	4.000	07/01/2047	4,664,988
Borough of Stone Harbor GO Bonds Series 2018 (AA+/NR)
1,345,000	4.000	11/01/2026	1,538,457
County of Cape May GO Bonds Series 2019 (NR/Aa1)
1,975,000	4.000	10/01/2025	2,264,763
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (AA/A1)
1,175,000	4.000	08/01/2046	1,404,204
1,450,000	4.000	08/01/2051	1,724,143
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(d)
2,560,000	0.000	11/01/2021	2,555,533
Hawthorne School District GO Bonds Series 2019 (BAM) (SCH BD RES FD) (AA/NR)
1,100,000	3.000	09/01/2034	1,174,812
1,350,000	3.000	09/01/2035	1,440,331
1,350,000	3.000	09/01/2036	1,438,351
1,350,000	3.000	09/01/2037	1,435,899
1,350,000	3.000	09/01/2038	1,433,879
1,100,000	3.000	09/01/2039	1,166,617
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2032	547,413
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB/Baa1)
4,000,000	5.500	06/15/2033	4,931,416

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (BBB/Baa1)
$5,805,000	5.000%	06/15/2028	$ 7,307,580
10,295,000	5.000	06/15/2029	13,067,409
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Baa3)
4,325,000	5.000	10/01/2047	5,003,495
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,561,814
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB/Baa1)
2,680,000	5.500	09/01/2024	3,110,693
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB/Baa1)
9,340,000	5.000	06/15/2029	11,855,230
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	854,908
1,545,000	5.000	06/01/2032	1,913,204
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
22,075,000	7.425	02/15/2029	28,627,794
New Jersey Economic Development Authority RB Series 2021 QQQ (BBB/Baa1)
1,250,000	4.000	06/15/2046	1,457,199
1,315,000	4.000	06/15/2050	1,526,781
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB/Baa1)
5,380,000	5.000	06/15/2037	6,557,578
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (AAA/Aaa)
8,220,000	5.000	07/01/2026	9,351,301
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BB+/Ba1)
1,600,000	4.000	07/01/2042	1,672,902
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
1,090,000	5.000	07/01/2034	1,387,013
1,130,000	5.000	07/01/2035	1,434,801
1,095,000	5.000	07/01/2036	1,387,813
2,200,000	5.000	07/01/2037	2,780,866
1,980,000	5.000	07/01/2038	2,499,150
1,610,000	5.000	07/01/2045	2,001,946
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,333,275
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/2040	1,331,299
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(b)(c)
10,910,000	5.000	07/01/2024	12,391,921
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,095,000	5.000	01/01/2027	9,201,288
New Jersey State Turnpike Authority RB Series 2015 E (A+/A2)
8,945,000	5.000	01/01/2032	10,299,476
7,385,000	5.000	01/01/2045	8,470,054
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(d)
24,175,000	0.000	12/15/2035	17,638,856

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(d)
$10,025,000	0.000%	12/15/2026	$ 9,294,591
3,530,000	0.000	12/15/2029	3,021,805
1,325,000	0.000	12/15/2031	1,069,507
5,000,000	0.000	12/15/2036	3,478,650
1,495,000	0.000	12/15/2037	1,006,842
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
755,000	5.000	06/15/2046	867,976
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB/Baa1)
9,075,000	5.500	12/15/2021	9,289,656
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
20,730,000	5.250	12/15/2022	22,245,558
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(d)
7,530,000	0.000	12/15/2027	6,860,269
18,565,000	0.000	12/15/2031	15,219,674
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB/Baa1)
1,705,000	5.250	12/15/2022	1,828,096
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB/Baa1)(d)
25,925,000	0.000	12/15/2036	18,036,803
42,640,000	0.000	12/15/2037	28,716,871
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(d)
10,000,000	0.000	12/15/2038	6,519,131
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
1,390,000	4.000	12/15/2039	1,618,909
1,620,000	5.000	12/15/2039	2,029,472
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
2,330,000	5.000	06/15/2030	2,751,903
1,825,000	5.000	06/15/2031	2,149,698
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
2,905,000	4.000	12/15/2031	3,444,529
2,000,000	5.000	12/15/2032	2,511,213
3,345,000	5.000	12/15/2033	4,193,804
7,775,000	5.000	12/15/2034	9,728,470
2,770,000	5.000	12/15/2035	3,454,435
3,455,000	5.000	12/15/2036	4,297,481
2,410,000	4.250	12/15/2038	2,809,696
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (BBB/Baa1)
450,000	3.000	06/15/2050	471,643
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (BBB/Baa1)
7,000,000	5.000	06/15/2029	8,885,076
6,155,000	5.000	06/15/2030	7,762,592
2,215,000	5.000	06/15/2031	2,785,691
3,000,000	5.000	06/15/2032	3,772,286
5,000,000	5.000	06/15/2033	6,277,029
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB/Baa1)
3,060,000	5.000	06/15/2034	3,831,666
10,000,000	5.000	06/15/2037	12,422,051
3,000,000	5.250	06/15/2043	3,738,605
10,000,000	4.500	06/15/2049	11,744,696
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB/Baa1)
16,590,000	4.000	06/15/2044	18,944,257

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation RB Refunding Series 2018 A (BBB/Baa1)
$2,000,000	5.000%	12/15/2028	$ 2,543,322
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB/Baa1)(d)
8,320,000	0.000	12/15/2032	6,528,652
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
3,200,000	5.500	12/15/2022	3,445,548
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BB+/Baa1)
1,670,000	4.000	01/01/2023	1,754,530
730,000	4.000	01/01/2024	767,205
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
1,000,000	5.000	01/01/2037	1,195,073
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (AA/A2)
1,000,000	5.000	11/01/2029	1,303,679
1,500,000	5.000	11/01/2030	1,943,027
1,000,000	5.000	11/01/2031	1,290,720
1,000,000	5.000	11/01/2032	1,287,274
725,000	5.000	11/01/2033	930,646
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
10,000,000	4.000	06/01/2031	12,452,647
3,215,000	4.000	06/01/2032	4,055,828
The Camden County Improvement Authority RB Refunding for Rowan University Foundation, Inc. Series 2020 A (BAM) (AA/A2)
5,025,000	5.000	07/01/2029	6,530,952
5,310,000	5.000	07/01/2031	6,960,857
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,200,000	5.000	06/01/2046	2,643,037
2,250,000	5.250	06/01/2046	2,755,758
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
2,000,000	5.000	06/01/2046	2,377,030
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
710,000	3.200	06/01/2027	728,061
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,564,858
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
6,455,000	6.750	12/01/2041	6,800,002
Union County Utilities Authority RB Refunding for Covanta Union LLC Series 2011 A (AMT) (AA+/NR)
4,750,000	5.250	12/01/2031	4,847,796

			518,166,159

New Mexico – 0.1%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(b)(c)
2,445,000	1.875	10/01/2021	2,453,782
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(b)(c)
4,250,000	1.875	10/01/2021	4,265,264
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
175,000	5.000	09/01/2027	209,509
200,000	5.000	09/01/2029	247,420
450,000	5.000	09/01/2030	564,437
300,000	5.000	09/01/2031	374,742
350,000	5.000	09/01/2032	435,971

			8,551,125

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – 9.1%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
$4,065,000	1.625%	11/01/2025	$ 4,221,565
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (BBB-/NR)
100,000	4.000	06/15/2026	114,229
100,000	4.000	06/15/2027	116,101
100,000	4.000	06/15/2028	117,763
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(f)
1,425,000	5.000	12/01/2041	1,659,686
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
300,000	4.000	06/15/2031	336,418
425,000	4.000	06/15/2041	468,252
City of New Rochelle RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	379,075
335,000	5.000	07/01/2026	388,101
425,000	5.000	07/01/2027	490,096
City of Poughkeepsie GO Bonds Series 2021 (NR/NR)
775,000	2.500	04/29/2022	784,559
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(f)
900,000	5.000	07/01/2040	1,125,517
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d)(f)
29,200,000	0.000	06/01/2060	1,551,600
Essex County Industrial Development Agency RB Refunding for International Paper Co. Series 2019 A (AMT) (BBB/Baa2)(b)(c)
500,000	2.100	10/01/2024	526,398
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (AAA/Aaa)(g)
	(1 Mo. LIBOR + 0.50%),
7,033,919	0.595	01/25/2033	7,068,091
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 C (NR/NR)
1,725,000	3.000	07/01/2025	1,795,676
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(b)
	(1 Mo. LIBOR + 0.75%),
9,000,000	0.814	10/01/2023	9,029,841
Long Island Power Authority RB Series 2019 B (A/A2)(b)(c)
12,825,000	1.650	09/01/2024	13,233,847
Metropolitan Transportation Authority RB Anticipation Notes Series 2019 B-1 (SP-2/MIG2)
54,680,000	5.000	05/15/2022	56,942,101
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
8,305,000	4.000	02/01/2022	8,484,326
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (NR/A3)(b)(c)
2,500,000	5.000	05/15/2030	3,248,795
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
625,000	5.000	11/15/2027	747,342
850,000	5.000	11/15/2028	1,012,091
Metropolitan Transportation Authority RB Green Bond Series 2019 B (BAM) (AA/A3)
5,160,000	5.000	11/15/2052	6,377,089
Metropolitan Transportation Authority RB Green Bond Series 2019 C (AGM-CR) (AA/A2)
7,365,000	5.000	11/15/2041	9,332,639
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (AA/A2)
4,380,000	4.000	11/15/2042	5,143,137

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
$10,175,000	4.750%	11/15/2045	$ 12,514,725
3,250,000	5.000	11/15/2050	4,050,698
4,100,000	5.250	11/15/2055	5,232,928
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (BBB+/A3)
4,725,000	4.000	11/15/2047	5,503,332
1,500,000	4.000	11/15/2048	1,745,648
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
1,050,000	4.000	11/15/2049	1,219,384
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
3,000,000	5.000	11/15/2028	3,833,718
3,450,000	5.000	11/15/2029	4,507,906
1,675,000	5.000	11/15/2030	2,227,355
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (BBB+/A3)
1,340,000	5.000	11/15/2027	1,652,216
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (BBB+/A3)
2,465,000	4.000	11/15/2032	2,894,707
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (BBB+/A3)
4,545,000	5.000	11/01/2025	4,813,786
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
8,725,000	5.000	11/15/2021	8,875,280
Metropolitan Transportation Authority RB Refunding Series 2015 D-1 (BBB+/A3)
8,675,000	5.000	11/15/2033	10,070,314
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
520,000	5.000	11/15/2027	631,996
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
735,000	5.000	11/15/2029	886,568
755,000	5.250	11/15/2031	916,017
Metropolitan Transportation Authority RB Refunding Series 2017 D (BBB+/A3)
1,075,000	5.000	11/15/2027	1,344,189
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (BBB+/A3)(b)
	(1 Mo. LIBOR + 0.55%),
7,510,000	0.612	11/01/2022	7,545,289
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
4,250,000	5.250	11/15/2028	5,050,119
Metropolitan Transportation Authority RB Series 2011 B (BBB+/A3)(b)
	(1 Mo. LIBOR + 0.55%),
7,510,000	0.612	11/01/2022	7,545,289
Metropolitan Transportation Authority RB Series 2013 B (BBB+/A3)
2,530,000	5.000	11/15/2022	2,690,334
Metropolitan Transportation Authority RB Series 2016 C-1 (BBB+/A3)
580,000	5.000	11/15/2028	701,665
Metropolitan Transportation Authority RB Series 2019 D-1 (SP-2/MIG2)
10,600,000	5.000	09/01/2022	11,180,820
Metropolitan Transportation Authority RB Subseries 2015 A-1 (BBB+/A3)
475,000	5.000	11/15/2025	553,935
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (WD/NR)(d)
82,790,000	0.000	06/01/2060	6,452,843
New York City GO Bonds Fiscal 2012 Series I (AA/Aa2)(h)
3,000,000	5.000	08/01/2022	3,157,704

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City GO Bonds Series 2018 E-1 (AA/Aa2)
$4,725,000	5.000%	03/01/2044	$ 5,777,688
New York City GO Bonds Subseries 2014 I-2 (AA/Aa2)(b)(c)
13,540,000	0.030	07/01/2021	13,540,000
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(b)(c)
3,500,000	2.750	12/29/2023	3,617,971
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (ASSURED GTY) (AA/NR)
1,345,000	2.250	10/01/2029	1,367,819
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (AA/A2)
1,320,000	5.000	01/01/2030	1,731,270
1,100,000	5.000	01/01/2031	1,470,128
880,000	4.000	01/01/2032	1,087,083
3,540,000	3.000	01/01/2039	3,868,080
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
2,290,000	3.000	03/01/2036	2,504,622
2,555,000	3.000	03/01/2040	2,768,117
1,875,000	4.000	03/01/2045	2,194,991
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
2,125,000	4.000	03/01/2045	2,428,238
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
5,655,000	5.000	08/01/2039	6,404,470
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
15,685,000	2.570	11/01/2023	16,451,452
17,020,000	2.640	11/01/2024	18,034,969
11,900,000	2.740	11/01/2025	12,748,160
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(b)(c)
60,965,000	0.010	07/02/2021	60,965,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-3 (AAA/Aa1)
10,000,000	4.000	05/01/2044	11,746,016
New York City Water & Sewer System RB for Second General Resolution Series 2018 BB (AA+/Aa1)
5,250,000	5.000	06/15/2046	6,390,160
New York City Water & Sewer System RB Refunding Series 2020 FF (AA+/Aa1)
5,645,000	4.000	06/15/2041	6,728,535
New York Convention Center Development Corp. RB Refunding Series 2015 (NR/A1)
1,300,000	5.000	11/15/2030	1,535,315
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(d)
143,440,000	0.000	06/01/2060	9,110,233
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	4,903,763
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(f)
12,380,000	5.000	11/15/2044	13,707,832
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)
855,000	2.625	09/15/2069	883,601
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)
1,070,000	2.800	09/15/2069	1,097,875

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AA+/Aa2)
$1,435,000	5.000%	02/15/2027	$ 1,760,684
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AA+/Aa2)
6,235,000	5.000	02/15/2027	7,650,081
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2020 A (AA+/Aa2)
10,670,000	4.000	03/15/2044	12,665,446
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(b)(c)
9,620,000	5.000	05/01/2022	9,768,944
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(b)(c)
5,770,000	5.000	05/01/2024	6,389,069
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa2)
5,275,000	5.000	03/15/2026	6,376,508
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (NR/Baa1)
1,400,000	5.000	07/01/2033	1,746,399
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
100,000	3.560	07/01/2026	106,086
100,000	3.670	07/01/2027	106,579
40,000	3.760	07/01/2028	42,800
200,000	3.820	07/01/2029	212,405
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
1,070,000	5.000	07/01/2027	1,280,296
1,130,000	5.000	07/01/2028	1,376,464
1,185,000	5.000	07/01/2029	1,465,416
745,000	5.000	07/01/2030	931,996
100,000	4.000	07/01/2031	115,120
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
540,000	5.000	07/01/2032	685,212
465,000	5.000	07/01/2034	586,888
1,005,000	5.000	07/01/2035	1,266,810
440,000	5.000	07/01/2036	553,325
545,000	4.000	07/01/2040	629,143
590,000	5.000	07/01/2041	732,941
2,315,000	4.000	07/01/2045	2,637,909
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
530,000	4.000	09/01/2036	622,138
500,000	4.000	09/01/2037	585,368
575,000	4.000	09/01/2038	671,703
615,000	4.000	09/01/2039	716,778
750,000	4.000	09/01/2040	872,707
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,080,000	5.000	05/01/2022	1,122,356
1,005,000	5.000	05/01/2023	1,091,119
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A-/A3)
5,300,000	4.000	07/01/2048	6,347,198
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (AA+/Aa2)
4,350,000	3.000	03/15/2038	4,768,935
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2021 (AA+/NR)
8,175,000	4.000	03/15/2042	9,805,232
5,010,000	5.000	03/15/2049	6,470,311

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)(h)
$5,000	5.000%	03/15/2024	$ 5,633
New York State Dormitory Authority RB Series 2020 B (AA-/Aa2)
1,100,000	3.000	04/01/2042	1,159,726
1,550,000	3.000	04/01/2048	1,620,066
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa2)
425,000	4.900	03/15/2023	457,320
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(c)
5,350,000	0.082	07/09/2021	5,350,000
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(b)(c)(f)
1,440,000	2.875	12/03/2029	1,559,252
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(b)(c)
750,000	2.750	09/02/2025	792,630
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AA+/Aa2)
5,000,000	5.000	03/15/2031	5,606,301
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa2)
16,750,000	2.860	03/15/2024	17,743,583
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa2)
11,875,000	2.980	03/15/2025	12,776,777
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
9,545,000	5.000	01/01/2023	10,193,079
2,000,000	5.000	01/01/2027	2,435,943
1,170,000	5.000	01/01/2029	1,450,457
725,000	5.000	01/01/2031	892,563
8,150,000	5.000	01/01/2033	9,983,997
5,000,000	5.000	01/01/2034	6,110,956
14,460,000	4.000	01/01/2036	16,593,460
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
2,450,000	4.000	10/01/2030	2,960,528
6,645,000	5.000	10/01/2035	8,612,783
2,250,000	5.000	10/01/2040	2,869,556
6,205,000	4.375	10/01/2045	7,454,051
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (BBB-/NR)
1,225,000	2.500	10/31/2031	1,312,018
575,000	4.000	10/31/2034	692,277
4,285,000	4.000	10/31/2041	5,054,228
2,040,000	4.000	10/31/2046	2,390,395
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
1,500,000	4.000	07/01/2046	1,634,041
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
500,000	5.000	12/01/2027	624,157
500,000	5.000	12/01/2028	636,382
500,000	5.000	12/01/2029	647,306
600,000	5.000	12/01/2036	773,882

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
$1,150,000	5.000%	12/01/2027	$ 1,445,323
970,000	5.000	12/01/2028	1,248,101
1,105,000	5.000	12/01/2029	1,453,195
885,000	5.000	12/01/2030	1,185,408
1,060,000	5.000	12/01/2031	1,416,596
1,235,000	5.000	12/01/2032	1,636,502
1,370,000	5.000	12/01/2033	1,809,752
1,920,000	5.000	12/01/2034	2,522,450
1,680,000	5.000	12/01/2035	2,202,756
2,745,000	5.000	12/01/2036	3,593,500
2,480,000	5.000	12/01/2037	3,237,557
4,565,000	5.000	12/01/2038	5,945,784
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
5,670,000	5.000	07/01/2041	6,377,201
29,910,000	5.250	01/01/2050	33,846,147
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
2,390,000	5.000	08/01/2026	2,398,646
2,250,000	5.000	08/01/2031	2,257,989
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (ETM) (B-/NR)(h)
3,640,000	5.000	08/01/2021	3,653,760
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
7,475,000	5.250	08/01/2031	9,000,766
5,675,000	5.375	08/01/2036	7,274,397
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
12,075,000	5.000	07/01/2046	13,567,152
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
420,000	4.000	12/01/2032	495,190
505,000	4.000	12/01/2033	593,692
420,000	4.000	12/01/2034	492,693
420,000	4.000	12/01/2035	491,784
525,000	4.000	12/01/2036	613,835
425,000	4.000	12/01/2037	495,631
420,000	4.000	12/01/2038	488,756
1,260,000	3.000	12/01/2039	1,345,279
840,000	3.000	12/01/2040	895,402
1,680,000	4.000	12/01/2049	1,913,252
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
345,000	4.000	07/01/2039	371,724
4,225,000	3.000	07/01/2044	4,010,780
Onondaga County Trust for Cultural Resources RB Refunding for Syracuse University Series 2019 (AA-/Aa3)
2,900,000	5.000	12/01/2040	3,752,767
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (A+/Aa3)
10,000,000	5.000	10/15/2044	11,178,756
Port Authority of New York & New Jersey Consolidated RB Refunding Series 197 (AMT) (A+/Aa3)
2,910,000	5.000	11/15/2034	3,508,095
19,315,000	5.000	11/15/2041	22,962,402

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (A+/Aa3)
$6,335,000	4.000%	07/15/2046	$ 7,540,299
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
2,500,000	5.000	09/01/2033	3,188,255
2,000,000	5.000	09/01/2034	2,540,965
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (A+/Aa3)
2,000,000	4.000	07/15/2045	2,353,301
1,500,000	4.000	07/15/2050	1,756,625
Port Authority of New York & New Jersey RB Refunding Series 205th (A+/Aa3)
5,775,000	5.250	05/15/2042	7,303,944
1,245,000	5.000	11/15/2042	1,549,332
State of New York GO Refunding Bonds Series 2021 B (AA+/Aa2)
16,500,000	1.250	03/15/2027	16,590,724
26,335,000	1.450	03/15/2028	26,492,188
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
600,000	5.000	09/01/2038	772,253
820,000	5.000	09/01/2039	1,052,924
805,000	4.000	09/01/2040	956,291
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
1,000,000	5.000	11/01/2023	1,102,117
1,000,000	5.000	11/01/2024	1,141,764
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	223,640
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (BB/NR)
300,000	4.000	10/15/2030	350,058

			922,707,901

North Carolina – 1.1%
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 C (AA-/Aa3)(b)(c)
9,700,000	5.000	12/01/2028	12,537,187
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 D (AA-/Aa3)(b)(c)
7,250,000	5.000	12/01/2031	9,906,725
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
375,000	2.000	10/01/2024	393,591
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	419,830
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (BBB/Baa2)(b)(c)
1,750,000	2.100	10/01/2024	1,842,392
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (AAA/Aaa)
5,250,000	5.000	03/01/2029	6,678,097
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(h)
38,115,000	5.000	04/01/2022	39,503,731
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,310,000	5.000	12/31/2037	1,459,770

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (BBB/NR)
$680,000	4.000%	09/01/2041	$ 795,536
325,000	4.000	09/01/2046	376,630
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
155,000	3.000	03/01/2023	160,102
190,000	4.000	03/01/2024	204,164
235,000	4.000	03/01/2025	257,362
220,000	5.000	03/01/2026	254,555
270,000	5.000	03/01/2027	318,391
255,000	5.000	03/01/2028	305,312
250,000	4.000	03/01/2029	285,740
260,000	4.000	03/01/2030	296,648
270,000	4.000	03/01/2031	306,060
725,000	4.000	03/01/2036	810,742
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
500,000	5.000	10/01/2040	572,423
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
5,995,000	3.000	07/01/2045	6,333,176
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	619,361
1,785,000	3.000	07/01/2027	1,884,372
1,040,000	4.000	07/01/2030	1,152,942
1,080,000	5.000	07/01/2031	1,244,700
1,110,000	5.000	07/01/2032	1,276,415
1,375,000	5.000	07/01/2033	1,576,199
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/2025	638,171
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
3,000,000	3.000	01/01/2042	3,219,877
1,650,000	5.000	01/01/2049	2,076,974
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
4,500,000	5.000	01/01/2043	5,554,083
5,000,000	5.000	01/01/2044	6,155,012

			109,416,270

Ohio – 2.0%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A1)
2,290,000	6.973	02/15/2024	2,647,598
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A1)
1,585,000	5.000	02/15/2028	1,998,340
1,235,000	5.000	02/15/2029	1,586,565
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
6,090,000	5.000	02/15/2025	7,076,091
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
440,000	5.000	06/01/2034	574,169
690,000	4.000	06/01/2037	832,264
920,000	4.000	06/01/2038	1,105,005
895,000	4.000	06/01/2039	1,070,670
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
5,070,000	3.000	06/01/2048	5,385,566
3,835,000	4.000	06/01/2048	4,482,122

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
$39,750,000	5.000%	06/01/2055	$ 46,434,277
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(d)
35,885,000	0.000	06/01/2057	5,874,435
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
285,000	5.000	11/01/2021	287,716
400,000	5.000	11/01/2022	414,702
420,000	5.000	11/01/2023	445,773
City of Cleveland RB Refunding for Airport System Series 2019 A (A-/A2)
12,500,000	2.592	01/01/2026	13,138,309
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A-/A2)
805,000	5.000	01/01/2022	823,584
1,235,000	5.000	01/01/2023	1,320,315
1,365,000	5.000	01/01/2024	1,518,032
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
400,000	4.000	09/01/2040	432,400
625,000	4.000	09/01/2045	668,704
850,000	5.000	09/01/2049	983,957
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
2,480,000	5.250	11/15/2040	2,831,541
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
5,625,000	5.000	08/01/2049	6,936,636
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000	8.223	02/15/2040	13,524,613
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,395,866
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (A+/NR)
3,400,000	2.000	12/01/2031	3,444,981
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	2,096,240
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
250,000	5.000	12/01/2025	287,198
325,000	5.000	12/01/2026	381,760
325,000	5.000	12/01/2027	389,163
425,000	5.000	12/01/2028	516,982
400,000	5.000	12/01/2029	493,434
680,000	5.000	12/01/2030	833,728
800,000	5.000	12/01/2031	976,790
660,000	5.000	12/01/2032	803,681
1,170,000	5.000	12/01/2033	1,418,726
1,200,000	5.000	12/01/2035	1,449,450
650,000	5.000	12/01/2037	781,499
1,630,000	5.000	12/01/2038	1,955,714
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
1,500,000	2.321	05/01/2027	1,567,389
1,500,000	2.447	05/01/2028	1,567,566
Lakewood City School District GO Refunding Bonds Series 2014 C (AA/Aa2)
3,215,000	5.000	12/01/2027	3,708,015
Miami University RB Refunding Series 2011 (AA/Aa3)
2,550,000	5.000	09/01/2036	2,570,253
Northeast Ohio Medical University RB Refunding Series 2021 A (NR/Baa2)
250,000	4.000	12/01/2035	293,139

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
$700,000	4.500%	01/15/2048	$ 821,231
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (NR/Ba1)
925,000	2.875	02/01/2026	978,904
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,305,000	2.875	02/01/2026	2,439,322
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 A (BBB+/Baa2)(b)(c)
2,500,000	2.400	10/01/2029	2,648,927
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 B (AMT) (BBB+/Baa2)(b)(c)
3,500,000	2.600	10/01/2029	3,717,589
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 C (AMT) (BBB+/NR)(b)(c)
8,000,000	2.100	10/01/2024	8,352,614
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (NR/Ba1)
3,130,000	3.250	09/01/2029	3,426,665
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
1,260,000	5.000	12/01/2042	1,486,033
1,250,000	5.000	12/01/2045	1,465,737
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A/A3)
680,000	5.000	05/01/2027	837,329
1,535,000	5.000	05/01/2028	1,935,571
1,075,000	5.000	05/01/2029	1,384,128
2,270,000	5.000	05/01/2030	2,977,851
1,260,000	5.000	05/01/2032	1,639,962
1,045,000	5.000	05/01/2034	1,352,222
695,000	4.000	05/01/2037	825,096
1,115,000	4.000	05/01/2038	1,320,770
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f)
925,000	5.000	12/01/2033	1,008,185
1,795,000	5.000	12/01/2038	1,934,600
2,725,000	5.000	12/01/2048	2,898,522
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
2,800,000	3.250	11/01/2022	2,912,269
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(f)
390,000	3.750	12/01/2031	400,333
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(f)
4,375,000	7.000	12/01/2042	4,942,865

			203,031,683

Oklahoma – 0.3%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
4,250,000	5.000	06/01/2024	4,782,822
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
925,000	4.000	09/01/2045	1,054,236
840,000	5.000	09/01/2045	1,039,877
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,670,000	4.000	08/15/2048	4,090,645
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
2,150,000	5.000	08/15/2029	2,669,120
5,000,000	5.250	08/15/2048	6,110,910

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Municipal Power Authority RB Refunding Series 2021 B (AGM) (AA/NR)(e)
$640,000	1.602%	01/01/2027	$ 646,396
1,960,000	1.802	01/01/2028	1,984,870
1,500,000	1.951	01/01/2029	1,522,540
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,608,294
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(b)(c)
3,285,000	5.000	06/01/2025	3,711,407

			29,221,117

Oregon – 0.8%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2018 A (SCH BD GTY) (AA+/Aa1)
3,790,000	5.000	06/15/2026	4,616,098
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	266,516
120,000	5.250	11/15/2050	133,083
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/2029	1,439,582
1,540,000	3.750	03/01/2032	1,600,377
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
500,000	5.000	08/15/2025	591,407
300,000	5.000	08/15/2026	365,710
400,000	5.000	08/15/2027	500,688
500,000	5.000	08/15/2028	640,383
500,000	5.000	08/15/2029	653,243
600,000	5.000	08/15/2030	798,056
1,775,000	5.000	08/15/2045	2,275,381
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (AA/NR)
4,725,000	4.000	08/15/2045	5,592,775
Multnomah County Oregon Hospital Facilities Authority RB Refunding for Adventist Health System & West Obligated Group Series 2019 (A/NR)(b)(c)
7,715,000	5.000	03/01/2025	8,723,333
Oregon State Business Development Commission RB for Intel Corp. Project Series 2019 250 (AMT) (A+/A1)(b)(c)
10,000,000	5.000	03/01/2022	10,303,330
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (AA-/Aa2)
8,895,000	5.000	07/01/2047	10,857,628
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
270,000	5.000	10/01/2028	340,543
525,000	5.000	10/01/2029	672,408
225,000	5.000	10/01/2035	286,828
Port of Portland RB for International Airport Series 2019 25-B (AMT) (A+/NR)
2,665,000	5.000	07/01/2032	3,395,506
2,365,000	5.000	07/01/2033	3,004,867
1,000,000	5.000	07/01/2034	1,267,293
1,000,000	5.000	07/01/2035	1,265,667
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)(h)
2,050,000	5.000	06/15/2023	2,242,104
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aa1)
7,090,000	4.000	04/01/2029	8,137,724

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa2)
$2,355,000	5.000%	05/01/2026	$ 2,851,315
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (AA+/Aa1)
1,175,000	1.250	08/01/2027	1,208,810
860,000	1.375	08/01/2028	888,417
875,000	1.500	08/01/2029	905,602
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(f)
190,000	5.000	11/01/2034	233,056
500,000	5.000	11/01/2036	611,390
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000	5.000	06/15/2029	5,202,141
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
850,000	1.750	11/15/2026	851,091
1,195,000	5.000	11/15/2036	1,433,756

			84,156,108

Pennsylvania – 3.6%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
4,000,000	5.000	04/01/2030	5,000,253
18,400,000	4.000	04/01/2044	20,901,971
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
3,050,000	4.000	07/15/2035	3,623,050
3,180,000	4.000	07/15/2036	3,768,741
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B-/B3)
1,850,000	4.875	11/01/2024	2,018,624
1,350,000	5.125	05/01/2030	1,630,382
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(f)
2,420,000	5.000	05/01/2027	2,900,101
1,600,000	5.000	05/01/2032	1,887,004
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(f)
400,000	5.000	05/01/2023	429,368
750,000	5.000	05/01/2028	913,601
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (BB+/NR)
325,000	5.000	07/01/2025	370,389
420,000	5.000	07/01/2026	490,312
425,000	5.000	07/01/2027	506,650
450,000	5.000	07/01/2028	546,163
475,000	5.000	07/01/2029	585,415
650,000	5.000	07/01/2030	811,935
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
100,000	5.000	10/01/2031	114,012
390,000	5.000	10/01/2032	443,837
410,000	5.000	10/01/2033	466,174
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (BBB+/Baa2)
500,000	4.000	05/01/2036	577,172
425,000	4.000	05/01/2041	484,560
280,000	5.000	05/01/2047	345,378
City of Philadelphia Airport RB Refunding Series 2020 C (AMT) (A/A2)
1,250,000	5.000	07/01/2030	1,629,729
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/2025	1,176,874

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
$24,905,000	4.000%	06/01/2039	$ 28,578,278
Commonwealth of Pennsylvania COPS Series 2018 A (A/A2)
1,250,000	4.000	07/01/2046	1,414,230
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,925,000	5.000	08/15/2025	4,647,839
Commonwealth of Pennsylvania GO Refunding Series 2021 (A+/Aa3)
24,250,000	1.625	08/01/2028	24,587,136
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(f)
2,000,000	5.875	10/15/2040	2,366,533
5,000,000	6.250	10/15/2053	5,937,361
Delaware County Authority RB for Villanova University Series 2015 (AA-/A1)
4,945,000	5.000	08/01/2045	5,732,535
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (BBB-/Ba1)
1,090,000	3.950	07/01/2024	1,095,562
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	820,772
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(g)
	(3 Mo. LIBOR + 0.77%),
15,800,000	0.888	05/01/2037	15,413,935
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
725,000	4.000	06/01/2044	840,012
1,300,000	5.000	06/01/2044	1,618,902
3,325,000	4.000	06/01/2049	3,818,796
2,350,000	5.000	06/01/2049	2,913,206
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
900,000	5.000	07/01/2022	931,336
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
900,000	5.000	03/01/2040	1,018,891
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
500,000	4.000	06/01/2022	516,780
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (BBB-/NR)
80,000	5.000	03/01/2024	87,868
150,000	5.000	03/01/2025	169,182
185,000	5.000	03/01/2026	213,503
150,000	5.000	03/01/2027	176,384
135,000	5.000	03/01/2028	161,043
160,000	5.000	03/01/2029	192,810
150,000	5.000	03/01/2030	182,172
285,000	5.000	03/01/2032	348,909
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
850,000	4.000	09/01/2037	999,329
850,000	4.000	09/01/2038	997,252
850,000	4.000	09/01/2039	995,070
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (A-/NR)
600,000	4.000	11/15/2043	692,382
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (BBB+/NR)(e)
400,000	4.000	10/01/2036	451,100
400,000	4.000	10/01/2041	447,878

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
North Penn Water Authority RB Refunding Series 2019 (NR/Aa3)(g)
	(SIFMA Municipal Swap Index Yield + 0.26%),
$1,400,000	0.290%	11/01/2021	$ 1,399,574
	(SIFMA Municipal Swap Index Yield + 0.46%),
1,600,000	0.490	11/01/2023	1,603,510
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,000,000	5.000	11/01/2039	1,136,752
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
155,000	5.000	05/01/2022	160,285
50,000	5.000	05/01/2023	53,711
100,000	5.000	05/01/2024	110,983
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)*(f)
19,499	5.250	06/01/2026	19,499
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(b)(c)
6,460,000	2.800	12/01/2021	6,530,561
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (BBB/NR)
750,000	5.000	06/30/2042	869,764
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A+/A1)
8,250,000	3.000	04/01/2039	8,960,978
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (BBB+/NR)(e)
1,500,000	4.000	07/01/2033	1,699,510
900,000	4.000	07/01/2041	1,008,195
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2016 (A/A2)
1,060,000	4.000	03/15/2036	1,210,883
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A/A2)
1,175,000	4.000	10/15/2039	1,421,941
1,050,000	4.000	10/15/2040	1,268,288
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A/A2)
350,000	4.000	03/01/2037	408,234
675,000	5.000	03/01/2038	840,638
500,000	5.000	03/01/2039	621,435
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(g)
	(3 Mo. LIBOR + 0.60%),
1,255,000	0.735	07/01/2027	1,246,088
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
2,500,000	4.000	05/01/2040	2,974,297
4,120,000	5.000	05/01/2046	5,238,925
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,764,355
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,343,114
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
1,000,000	2.412	12/01/2027	1,052,284
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(h)
1,720,000	5.500	12/01/2023	1,939,407
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
30,675,000	5.250	12/01/2044	39,570,630
Pennsylvania Turnpike Commission RB Series 2018 A-2 (A+/A1)
4,740,000	5.000	12/01/2043	5,911,161

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2018 B (A+/A1)(g)
	(SIFMA Municipal Swap Index Yield + 0.70%),
$6,050,000	0.730%	12/01/2023	$ 6,084,463
Pennsylvania Turnpike Commission RB Series 2019 A (A-/A3)
4,250,000	5.000	12/01/2036	5,483,125
4,275,000	5.000	12/01/2038	5,493,836
21,160,000	5.000	12/01/2044	26,941,799
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,360,273
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
10,000,000	5.250	06/01/2047	12,299,867
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	382,956
1,000,000	5.000	06/15/2039	1,112,662
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (BBB-/NR)
450,000	5.000	08/01/2030	531,017
290,000	5.000	08/01/2040	346,506
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(f)
900,000	5.000	06/15/2040	1,064,819
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (BBB-/Ba1)
1,760,000	5.625	07/01/2042	1,838,130
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,331,250
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
850,000	5.000	09/01/2034	1,095,769
1,755,000	5.000	09/01/2035	2,257,498
1,700,000	5.000	09/01/2036	2,182,397
1,700,000	5.000	09/01/2037	2,177,012
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (AA/NR)
2,125,000	4.000	09/01/2034	2,562,269
425,000	4.000	09/01/2035	511,307
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
90,000	5.000	11/15/2021	90,485
450,000	5.000	11/15/2028	463,048
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,525,000	5.000	06/01/2031	3,074,174
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,295,892
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
375,000	4.000	10/01/2021	376,873
200,000	4.000	10/01/2023	208,294
750,000	4.000	10/01/2029	807,794
425,000	5.000	10/01/2039	486,008
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB-/WR)
4,100,000	5.000	11/01/2044	4,154,537
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-2 (BB-/NR)(b)(c)
1,915,000	5.000	02/01/2027	2,055,491

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-3 (BB-/NR)(b)(c)
$2,800,000	5.000%	02/01/2030	$ 3,037,758
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
1,400,000	5.000	07/01/2027	1,726,565
620,000	5.000	07/01/2028	781,335
1,725,000	5.000	07/01/2029	2,214,558
440,000	5.000	07/01/2030	573,665

			362,757,115

Puerto Rico – 4.9%
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 1999 (NR/WR)*
125,000	5.250	07/01/2018	113,906
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 B (NR/WR)*
390,000	5.250	07/01/2016	355,387
500,000	5.250	07/01/2017	455,625
Commonwealth of Puerto Rico GO Refunding Bonds for Public Improvement Series 2009 B (NR/Ca)*
2,000,000	6.000	07/01/2039	1,855,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(f)
750,000	5.000	07/01/2047	897,383
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
2,040,000	6.125	07/01/2024	2,242,654
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
515,000	4.250	07/01/2025	537,650
1,000,000	5.000	07/01/2033	1,052,892
6,100,000	5.125	07/01/2037	6,431,702
1,060,000	5.750	07/01/2037	1,125,511
18,900,000	5.250	07/01/2042	19,955,754
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)*
74,045,000	8.000	07/01/2035	61,272,238
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)*
9,530,000	5.000	07/01/2041	7,993,287
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
2,450,000	6.000	07/01/2027	2,536,297
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
930,000	5.250	07/01/2041	1,006,799
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC ) (NR/C)
9,440,000	5.250	07/01/2038	10,215,150
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
3,425,000	5.250	07/01/2033	3,856,106
165,000	5.250	07/01/2034	184,081
5,430,000	5.250	07/01/2036	5,906,627
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
40,000	5.500	07/01/2031	46,872
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC ) (NR/C)(d)
520,000	0.000	07/01/2028	394,144
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,215,000	5.500	07/01/2023	1,277,563
545,000	5.500	07/01/2024	581,973

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(g)
	(3 Mo. LIBOR + 0.52%),
$21,915,000	0.655%	07/01/2029	$ 20,496,819
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
350,000	5.250	07/01/2029	376,775
215,000	5.250	07/01/2030	231,483
1,150,000	5.250	07/01/2032	1,238,391
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
1,000,000	5.250	07/01/2019	965,000
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)*
9,375,000	5.250	07/01/2040	9,117,187
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
8,215,000	6.750	07/01/2036	8,163,656
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
590,915	10.000	01/01/2021	605,688
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
590,915	10.000	07/01/2021	610,120
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
196,972	10.000	01/01/2022	202,881
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
196,972	10.000	07/01/2022	202,881
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
60,000	5.250	07/01/2041	64,955
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
7,175,000	5.250	07/01/2035	7,799,429
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
600,000	5.250	07/01/2032	684,096
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
90,000	5.500	07/01/2029	106,095
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
165,000	5.500	07/01/2031	193,347
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,165,000	5.500	07/01/2029	2,552,176
2,230,000	5.250	07/01/2034	2,487,886
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
180,000	5.250	07/01/2039	195,223
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
295,000	5.500	07/01/2026	342,850
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
2,925,000	5.250	07/01/2030	3,157,787
2,970,000	5.250	07/01/2031	3,209,913
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
355,000	5.250	07/01/2034	396,054
23,140,000	5.250	07/01/2036	25,167,339
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,240,000	5.250	07/01/2032	1,349,966
1,760,000	5.250	07/01/2033	1,916,298

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NR/C)*
$3,000,000	5.500%	07/01/2026	$ 1,590,000
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
5,265,000	4.750	07/01/2038	5,355,007
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC) (NR/C)
160,000	5.500	07/01/2026	173,810
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC ) (NR/C)(d)
1,750,000	0.000	07/01/2037	858,355
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(c)
3,240,000	10.000	07/01/2035	3,424,729
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(d)
476,000	0.000	07/01/2024	457,184
16,610,000	0.000	07/01/2027	15,205,957
3,658,000	0.000	07/01/2029	3,190,401
25,338,000	0.000	07/01/2031	20,426,614
21,539,000	0.000	07/01/2033	16,174,087
12,474,000	0.000	07/01/2046	4,102,207
31,842,000	0.000	07/01/2051	7,584,796
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
80,094,000	4.329	07/01/2040	89,770,124
143,000	4.536	07/01/2053	160,503
7,274,000	4.784	07/01/2058	8,284,174
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	21,364,197
1,555,000	4.550	07/01/2040	1,765,924
14,865,000	4.750	07/01/2053	16,887,212
49,727,000	5.000	07/01/2058	57,316,181

			496,220,358

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	567,627

South Carolina – 0.4%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/2025	1,562,717
1,570,000	4.000	05/01/2026	1,764,181
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (AA/Aa1)
2,495,000	5.000	02/01/2031	3,179,603
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
4,530,000	5.000	03/01/2031	5,580,307
1,615,000	4.000	03/01/2032	1,897,914
South Carolina Ports Authority RB Series 2018 (AMT) (A+/A1)
3,750,000	5.000	07/01/2037	4,658,941
South Carolina Public Service Authority RB Series 2016 D (A/A2)
5,505,000	2.388	12/01/2023	5,704,469
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
875,000	3.056	12/01/2023	920,636
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(b)
	(1 Mo. LIBOR + 0.45%),
12,445,000	0.512	10/01/2031	12,450,063

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
$500,000	5.000%	04/15/2032	$ 652,062
500,000	5.000	04/15/2033	650,135
500,000	5.000	04/15/2034	648,289
450,000	5.000	04/15/2035	582,482
425,000	4.000	04/15/2036	507,840
550,000	4.000	04/15/2037	655,439
525,000	4.000	04/15/2038	624,259
700,000	4.000	04/15/2039	830,403
750,000	4.000	04/15/2040	888,260

			43,758,000

South Dakota – 0.1%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (BBB-/NR)
650,000	4.000	08/01/2041	742,524
1,200,000	4.000	08/01/2051	1,350,696
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	702,635
1,075,000	5.000	01/01/2025	1,241,824
730,000	5.000	01/01/2026	869,356
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(b)(c)
3,525,000	5.000	07/01/2024	3,921,042

			8,828,077

Tennessee – 0.6%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,115,000	5.000	08/01/2035	1,410,922
500,000	4.000	08/01/2036	582,718
City of Johnson GO Refunding Bonds Series 2019 B (NR/Aa2)
1,225,000	4.000	06/01/2037	1,457,023
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/A3)
6,020,000	5.000	07/01/2034	6,566,662
1,800,000	4.000	07/01/2040	2,061,915
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	478,899
3,600,000	5.000	07/01/2046	4,288,993
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
75,000	3.000	10/01/2024	77,035
Metropolitan Government Nashville & Davidson County Industrial Development Board RB for Waste Management, Inc. Series 2001 (A-/NR)(b)(c)
3,000,000	2.850	08/02/2021	3,006,621
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(f)
650,000	4.500	06/01/2028	721,151
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA/Aa2)(b)(c)
11,325,000	5.000	10/01/2024	12,897,071
Tennergy Corporation Tenn Gas Supply RB Series 2021 A (NR/A1)(b)(c)
24,500,000	4.000	09/01/2028	29,394,333

			62,943,343

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – 7.2%
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (BB/NR)
$60,000	5.000%	08/15/2022	$ 62,747
155,000	5.000	08/15/2023	168,037
195,000	5.000	08/15/2024	218,192
180,000	5.000	08/15/2025	207,017
190,000	5.000	08/15/2026	223,881
200,000	5.000	08/15/2027	238,831
80,000	5.000	08/15/2028	95,016
80,000	4.000	08/15/2029	90,056
80,000	4.000	08/15/2030	89,631
90,000	4.000	08/15/2031	100,575
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 B (BB/NR)
155,000	2.950	08/15/2022	155,613
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (BB+/NR)
1,355,000	5.000	01/01/2029	1,555,683
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
250,000	5.000	01/01/2040	289,460
435,000	5.000	01/01/2046	503,891
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A-/Baa1)
530,000	5.000	01/01/2026	631,696
595,000	5.000	01/01/2027	729,957
620,000	5.000	01/01/2028	779,903
650,000	5.000	01/01/2029	836,232
690,000	5.000	01/01/2030	905,634
1,010,000	5.000	01/01/2032	1,318,081
1,115,000	5.000	01/01/2034	1,440,738
585,000	5.000	01/01/2035	752,747
610,000	5.000	01/01/2036	780,204
645,000	5.000	01/01/2037	821,100
675,000	5.000	01/01/2038	857,485
1,420,000	5.000	01/01/2039	1,799,906
Central Texas Regional Mobility Authority RB Series 2021 C (BBB+/Baa2)
12,945,000	5.000	01/01/2027	15,280,859
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(f)
250,000	5.750	09/01/2029	277,876
City of Arlington Special Tax for Senior Lien Series 2018 A (AGM) (AA/A1)
1,325,000	5.000	02/15/2037	1,632,396
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,700,000	5.000	11/15/2032	2,190,260
2,000,000	5.000	11/15/2033	2,569,515
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A/A1)
1,510,000	5.000	11/15/2022	1,605,747
1,950,000	5.000	11/15/2023	2,164,455
4,845,000	5.000	11/15/2024	5,577,473
1,150,000	5.000	11/15/2025	1,364,703
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f)
990,000	4.000	11/01/2023	1,019,219
1,650,000	4.500	11/01/2024	1,707,611
2,815,000	4.000	11/01/2028	3,028,570
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(f)
550,000	2.500	09/01/2025	561,435
140,000	3.125	09/01/2030	144,871
180,000	3.250	09/01/2030	188,731
355,000	4.000	09/01/2040	381,186

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
$250,000	4.200%	09/01/2027	$ 278,990
575,000	4.800	09/01/2037	636,574
650,000	5.250	09/01/2046	724,983
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(f)
110,000	4.375	09/01/2023	113,369
300,000	5.375	09/01/2038	354,944
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
199,000	4.625	09/01/2023	205,702
370,000	5.000	09/01/2028	424,088
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(f)
190,000	3.250	09/01/2026	191,709
185,000	3.750	09/01/2031	187,877
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
314,000	3.375	09/15/2026	314,235
410,000	4.000	09/15/2031	410,554
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(f)
388,000	2.625	08/15/2025	394,965
171,000	3.375	08/15/2030	178,258
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(f)
170,000	3.125	08/15/2024	173,921
340,000	3.500	08/15/2029	368,034
1,905,000	4.000	08/15/2039	2,056,622
1,825,000	4.250	08/15/2049	1,974,961
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
150,000	4.000	08/15/2025	165,306
155,000	4.000	08/15/2026	173,264
160,000	4.000	08/15/2027	181,006
165,000	4.000	08/15/2028	188,121
170,000	4.000	08/15/2029	194,926
925,000	3.000	08/15/2034	967,754
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,268,985
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	458,387
1,350,000	4.625	09/01/2037	1,506,792
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
125,000	3.250	09/01/2022	126,672
570,000	4.500	09/01/2027	633,568
1,800,000	4.500	09/01/2037	1,996,308
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
425,000	4.000	09/01/2024	465,479
440,000	4.000	09/01/2025	490,561
460,000	4.000	09/01/2026	521,863
480,000	4.000	09/01/2027	551,776
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(f)
150,000	3.250	09/01/2024	154,583
290,000	3.625	09/01/2029	315,573
785,000	4.125	09/01/2039	863,423

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
$1,110,000	3.000%	10/01/2025	$ 1,139,643
645,000	3.000	10/01/2030	671,686
440,000	3.250	10/01/2033	462,252
City of Houston GO Bonds Refunding Series 2019 A (AA/Aa3)
13,745,000	5.000	03/01/2029	17,826,622
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A/NR)(h)
4,800,000	5.000	07/01/2022	5,024,963
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (A/NR)(h)
23,250,000	5.000	07/01/2022	24,363,633
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
233,000	2.625	09/01/2026	234,499
206,000	3.250	09/01/2031	208,803
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
130,000	5.000	08/15/2024	145,239
130,000	5.000	08/15/2025	149,289
150,000	5.000	08/15/2026	176,394
100,000	5.000	08/15/2027	120,134
125,000	5.000	08/15/2028	152,857
150,000	5.000	08/15/2029	186,083
200,000	5.000	08/15/2030	246,398
280,000	5.000	08/15/2032	342,315
300,000	5.000	08/15/2034	364,861
175,000	5.000	08/15/2035	212,533
250,000	5.000	08/15/2036	302,370
250,000	5.000	08/15/2037	301,635
300,000	5.000	08/15/2038	361,236
300,000	5.000	08/15/2039	360,474
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(f)
390,000	2.625	09/15/2026	392,289
230,000	3.125	09/15/2031	231,659
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(f)
785,000	3.875	09/01/2024	810,869
1,180,000	4.750	09/01/2044	1,317,891
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(f)
210,000	2.625	09/01/2025	211,801
505,000	3.125	09/01/2030	513,834
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(f)
425,000	4.250	09/01/2029	461,360
1,000,000	4.875	09/01/2044	1,125,805
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
620,000	2.750	09/01/2025	633,742
430,000	3.125	09/01/2030	450,375
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(f)
175,000	3.500	09/15/2024	180,711
250,000	3.750	09/15/2029	275,477
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(f)
205,000	4.375	09/15/2029	224,247
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,490,499

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(f)
$600,000	2.500%	09/01/2025	$ 608,641
330,000	3.125	09/01/2030	343,437
845,000	4.000	09/01/2040	912,238
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
210,000	2.500	09/15/2026	210,594
210,000	3.125	09/15/2026	210,585
250,000	3.125	09/15/2031	251,443
310,000	3.750	09/15/2031	311,743
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(f)
245,000	3.750	09/15/2025	254,510
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(f)
200,000	3.500	09/15/2024	206,425
280,000	3.750	09/15/2029	309,086
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(f)
205,000	2.625	09/15/2026	205,506
240,000	3.125	09/15/2031	241,385
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(f)
200,000	5.000	09/15/2024	209,037
400,000	5.250	09/15/2029	445,460
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(f)
530,000	4.250	09/15/2024	548,648
490,000	5.125	09/15/2024	507,254
795,000	4.500	09/15/2029	886,055
775,000	5.375	09/15/2029	863,919
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(f)
410,000	3.500	09/15/2031	417,669
1,000,000	3.875	09/15/2041	1,017,273
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(f)
375,000	4.500	09/01/2025	389,165
200,000	4.875	09/01/2025	207,975
465,000	4.875	09/01/2030	508,895
265,000	5.250	09/01/2030	291,289
475,000	5.250	09/01/2040	522,859
310,000	5.625	09/01/2040	341,066
815,000	4.125	09/01/2049	902,075
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(f)
520,000	2.500	09/01/2025	533,900
455,000	3.250	09/01/2030	477,072
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f)
95,000	3.125	09/01/2024	97,637
140,000	3.500	09/01/2029	153,324
360,000	4.000	09/01/2039	403,599
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(f)
250,000	4.000	09/01/2028	273,501
1,585,000	4.500	09/01/2048	1,701,514
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(f)
150,000	3.500	09/01/2024	154,382
321,000	3.750	09/01/2029	351,393
852,000	4.250	09/01/2039	939,730
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
180,000	3.375	09/01/2030	190,100

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
$280,000	4.000%	09/01/2024	$ 290,087
415,000	4.250	09/01/2029	464,413
655,000	4.875	09/01/2039	749,439
1,000,000	5.000	09/01/2049	1,135,295
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
299,000	3.375	09/01/2041	300,265
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(f)
185,000	3.750	09/01/2024	191,510
365,000	4.000	09/01/2029	395,834
580,000	5.000	09/01/2029	634,766
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
305,000	3.250	09/01/2030	325,872
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(f)
250,000	2.625	09/15/2026	249,874
355,000	3.125	09/15/2031	354,682
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(f)
535,000	2.625	09/15/2025	544,764
405,000	3.375	09/15/2030	422,243
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(f)
225,000	3.625	09/15/2030	239,115
210,000	4.375	09/15/2030	220,839
500,000	4.125	09/15/2040	535,633
400,000	4.875	09/15/2040	428,181
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(f)
250,000	3.750	09/15/2024	258,462
370,000	4.125	09/15/2029	413,375
1,050,000	4.625	09/15/2039	1,161,509
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(f)
750,000	2.500	09/15/2025	760,828
305,000	3.250	09/15/2030	317,452
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (A+/Aa2)(b)(c)
30,610,000	1.750	12/01/2024	31,843,301
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (A+/Aa2)(b)(c)
2,800,000	2.750	12/01/2022	2,895,267
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (A+/Aa2)(b)(c)
26,495,000	1.750	12/01/2024	27,801,760
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (AA-/Aa1)
1,505,000	4.000	02/01/2028	1,814,866
2,000,000	4.000	02/01/2029	2,451,635
2,000,000	4.000	02/01/2030	2,486,420
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
355,000	4.375	09/01/2025	364,722
500,000	4.875	09/01/2030	535,496
635,000	5.375	09/01/2040	693,403
Clifton Higher Education Finance Corp. RB for IDEA Public Schools Series 2019 (PSF-GTD) (AAA/NR)
2,900,000	4.000	08/15/2030	3,530,734

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (NR/Aaa)
$445,000	5.000%	04/01/2025	$ 519,134
400,000	5.000	04/01/2026	481,603
550,000	5.000	04/01/2027	681,029
635,000	5.000	04/01/2028	805,853
465,000	5.000	04/01/2029	602,933
365,000	5.000	04/01/2030	482,370
700,000	4.000	04/01/2031	856,499
575,000	4.000	04/01/2035	688,647
1,345,000	4.000	04/01/2037	1,596,965
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
4,370,000	4.000	08/15/2036	5,134,484
3,875,000	4.000	08/15/2037	4,546,465
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (NR/Aaa)
1,970,000	5.000	02/01/2025	2,291,335
2,095,000	5.000	02/01/2026	2,516,967
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(f)
505,000	2.500	09/15/2025	511,483
350,000	3.250	09/15/2030	364,495
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(f)
335,000	3.500	09/01/2026	337,236
395,000	4.125	09/01/2031	400,219
Dallas Area Rapid Transit RB Refunding Series 2016 A (AA+/Aa2)
8,325,000	5.000	12/01/2048	9,769,923
Dallas Independent School District GO Refunding Bonds Series 2021 A (PSF-GTD) (AAA/Aaa)
21,650,000	5.000	02/15/2028	27,550,956
Dallas-Fort Worth International Airport Joint Improvement RB Series 2012 D (AMT) (A/A1)(h)
21,430,000	5.000	11/01/2021	21,769,678
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2014 B (AMT) (A/NR)
1,700,000	5.000	11/01/2022	1,807,369
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A/NR)
2,500,000	5.250	11/01/2030	2,757,447
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(b)(c)
4,000,000	2.000	08/01/2024	4,197,308
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
125,000	3.750	08/15/2024	126,832
235,000	4.000	08/15/2029	243,242
775,000	4.500	08/15/2035	803,635
575,000	5.000	08/15/2044	601,227
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
395,000	5.000	09/01/2027	429,325
225,000	5.000	09/01/2032	238,939
330,000	5.125	09/01/2037	346,517
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (AA+/NR)
18,225,000	5.000	10/01/2037	22,784,607
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
2,950,000	0.000	10/01/2046	3,403,019
4,075,000	0.000	10/01/2047	4,706,826

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR)
$400,000	4.000%	09/01/2026	$ 451,658
470,000	5.000	09/01/2027	563,293
500,000	5.000	09/01/2028	606,252
745,000	5.000	09/01/2029	915,303
465,000	4.000	09/01/2031	536,640
415,000	4.000	09/01/2033	474,574
650,000	4.000	09/01/2034	741,311
580,000	4.000	09/01/2036	660,441
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(b)(c)
8,000,000	5.000	12/01/2024	9,209,213
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
4,700,000	5.000	12/01/2024	5,420,737
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A+/A1)(b)(c)
6,500,000	5.000	12/01/2026	7,961,040
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(g)
(SIFMA Municipal Swap Index Yield + 0.95%),
6,770,000	0.980	06/01/2023	6,809,347
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
1,400,000	5.000	05/15/2030	1,776,434
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(g)
(3 Mo. LIBOR + 0.67%),
19,920,000	0.774	08/15/2035	19,781,924
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(f)
745,000	4.000	09/01/2029	801,876
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000	09/01/2024	101,647
100,000	3.500	09/01/2025	110,022
100,000	3.500	09/01/2026	111,224
105,000	3.500	09/01/2027	117,157
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
3,295,000	5.000	07/15/2028	3,997,635
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (B-/NR)
830,000	5.000	07/01/2027	990,312
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (B-/NR)
2,480,000	5.000	07/15/2027	2,961,140
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (B-/NR)
4,250,000	5.000	07/15/2027	5,074,464
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
360,000	5.000	07/01/2031	455,599
325,000	5.000	07/01/2032	411,148
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A/A1)
2,000,000	5.000	07/01/2029	2,544,218
2,175,000	5.000	07/01/2030	2,753,899
2,185,000	5.000	07/01/2031	2,765,231
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (BBB-/NR)
440,000	3.375	10/01/2037	440,187

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
$3,425,000	4.000%	02/15/2042	$ 3,891,572
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
1,315,000	5.000	09/01/2038	1,492,426
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(d)(h)
33,515,000	0.000	08/15/2024	11,867,276
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
2,000,000	5.000	05/15/2030	2,572,161
1,520,000	5.000	05/15/2031	1,949,053
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxon Capital Ventures, Inc. Series 2012 (AA-/Aa2)(b)(c)
13,215,000	0.010	07/01/2021	13,215,000
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (AAA/Aaa)
1,250,000	4.000	02/15/2040	1,461,732
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (A-/Baa2)
6,350,000	2.600	11/01/2029	6,815,505
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (AA/NR)
2,500,000	3.000	09/01/2043	2,690,953
1,500,000	3.000	09/01/2048	1,603,129
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(f)
5,575,000	4.625	10/01/2031	5,898,623
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
795,000	5.250	02/15/2030	857,694
405,000	5.375	02/15/2035	454,972
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000	5.000	09/15/2032	1,568,894
710,000	5.000	09/15/2033	811,818
750,000	5.000	09/15/2034	856,441
790,000	5.000	09/15/2035	901,351
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (AA/A2)
250,000	5.000	04/01/2046	277,259
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (BBB/NR)(e)
1,500,000	4.000	11/01/2049	1,702,410
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(f)
335,000	4.000	08/15/2029	381,896
610,000	5.000	08/15/2039	703,876
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (NR/WR)(h)
765,000	5.000	04/01/2027	945,116
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (NR/NR)(h)
1,000,000	5.000	04/01/2024	1,125,549
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (ETM) (NR/WR)(h)
645,000	4.000	04/01/2022	663,191
320,000	4.000	04/01/2023	340,791
275,000	4.000	04/01/2024	302,021
365,000	4.000	04/01/2025	411,928
375,000	4.000	04/01/2026	433,059

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/WR)(h)
$250,000	5.000%	04/01/2025	$ 292,422
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (WD/NR)(a)(h)
1,000,000	0.000	09/01/2031	1,392,171
North Texas Tollway Authority RB for Second Tier Series 2021 B (A/A2)
1,725,000	4.000	01/01/2040	2,076,777
1,725,000	4.000	01/01/2041	2,069,673
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
1,300,000	5.000	01/01/2037	1,569,177
2,750,000	5.000	01/01/2038	3,394,220
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
2,000,000	5.000	01/01/2032	2,415,985
1,500,000	5.000	01/01/2048	1,795,425
North Texas Tollway Authority RB Special Project System Series 2011 A (WD/NR)(h)
1,000,000	5.500	09/01/2021	1,008,761
1,000,000	6.000	09/01/2021	1,009,547
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
550,000	5.000	01/01/2022	563,173
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A+/A1)(h)
6,000,000	6.500	01/01/2025	7,260,480
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(b)(c)
3,280,000	1.500	08/15/2024	3,383,217
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(f)
3,470,000	3.625	01/01/2035	3,594,638
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(f)
3,690,000	6.000	01/01/2025	3,817,345
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (AAA/Aaa)
4,630,000	4.000	08/01/2032	5,680,252
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(f)
250,000	3.250	09/15/2024	255,756
355,000	3.625	09/15/2029	384,445
1,250,000	4.125	09/15/2039	1,359,475
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)
285,000	5.000	09/01/2027	345,109
335,000	5.000	09/01/2029	417,300
395,000	4.000	09/01/2032	460,250
395,000	4.000	09/01/2034	456,138
615,000	4.000	09/01/2036	707,970
1,040,000	2.625	09/01/2038	1,052,572
1,230,000	2.750	09/01/2039	1,253,257
1,200,000	2.750	09/01/2040	1,220,549
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (AAA/Aaa)
3,005,000	4.000	08/01/2025	3,418,178
5,905,000	5.000	08/01/2026	7,163,899
4,590,000	5.000	08/01/2027	5,718,085
5,010,000	5.000	08/01/2028	6,395,274
6,835,000	5.000	08/01/2029	8,787,262
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,730,000	5.000	05/15/2022	2,817,729

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A+/A1)
$13,655,000	5.000%	07/01/2036	$ 17,019,319
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(g)
(3 Mo. LIBOR + 0.70%),
5,015,000	0.780	12/15/2026	5,049,735
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
4,250,000	6.250	12/15/2026	5,007,711
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(g)
(SIFMA Municipal Swap Index Yield + 0.55%),
2,795,000	0.580	09/15/2027	2,813,721
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (BBB+/A3)
2,510,000	5.000	12/15/2031	3,345,536
2,295,000	5.000	12/15/2032	3,100,495
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
7,200,000	5.000	12/31/2030	9,273,419
10,000,000	5.000	12/31/2031	12,845,553
3,040,000	5.000	12/31/2032	3,891,447
4,000,000	5.000	12/31/2033	5,109,544
5,000,000	5.000	12/31/2034	6,369,437
4,000,000	5.000	12/31/2035	5,085,803
4,030,000	5.000	12/31/2036	5,113,982
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
9,840,000	5.000	12/31/2055	11,064,233
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
7,215,000	5.000	06/30/2058	8,887,490
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (BBB/NR)
875,000	5.000	05/01/2028	1,088,322
1,600,000	5.000	05/01/2029	2,028,574
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
1,380,000	5.000	08/15/2042	1,532,642
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(f)
135,000	4.750	09/01/2023	139,844
360,000	5.250	09/01/2028	415,722
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
265,000	4.500	09/01/2027	285,298
United Independent School District GO Refunding Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(d)
500,000	0.000	08/15/2026	471,496
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	9,093,980
University of Texas System Revenue Financing System RB Refunding Series 2017 C (AAA/Aaa)
5,865,000	5.000	08/15/2026	7,179,466
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
315,000	2.375	12/01/2025	319,536
308,000	2.875	12/01/2030	315,259

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
$261,000	4.000%	12/01/2023	$ 270,508
520,000	4.250	12/01/2029	546,519
1,159,000	4.625	12/01/2035	1,214,988
1,604,000	5.000	12/01/2045	1,682,326

			731,640,862

Utah – 0.8%
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (AAA/Aaa)
1,625,000	5.000	06/15/2022	1,700,661
2,175,000	5.000	06/15/2023	2,379,841
2,355,000	5.000	06/15/2024	2,679,867
2,400,000	5.000	06/15/2025	2,830,382
2,750,000	5.000	06/15/2027	3,447,358
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(f)
3,875,000	5.250	02/01/2040	4,015,239
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A/A2)
18,635,000	5.000	07/01/2037	22,900,423
Salt Lake City RB for International Airport Series 2017 A (AMT) (A/A2)
2,650,000	5.000	07/01/2047	3,171,904
Salt Lake City RB for International Airport Series 2018 A (AMT) (A/A2)
5,000,000	5.000	07/01/2029	6,256,860
5,500,000	5.000	07/01/2030	6,846,294
4,110,000	5.000	07/01/2048	4,977,521
7,250,000	5.250	07/01/2048	8,899,054
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (AA/NR)
700,000	5.000	04/15/2039	844,117
625,000	5.000	04/15/2044	746,769
1,150,000	5.000	04/15/2049	1,367,050
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AA/Aa2)
3,065,000	4.000	06/15/2034	3,445,003

			76,508,343

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	831,378
585,000	5.000	05/01/2026	665,122

			1,496,500

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
1,410,000	5.000	10/01/2029	1,413,518
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	693,053
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (WD/NR)
4,700,000	5.000	10/01/2039	4,570,894
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (AA/A2)(f)
5,000,000	5.000	10/01/2034	5,508,489

			12,185,954

Virginia – 1.9%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
19,500,000	5.000	11/01/2023	21,572,910

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
$1,700,000	1.900%	06/01/2023	$ 1,740,170
City of Newport News GO Refunding Bonds Series 2021 (AA+/Aa1)
1,910,000	3.000	02/01/2027	2,149,252
1,910,000	3.000	02/01/2028	2,174,409
1,900,000	3.000	02/01/2029	2,182,681
1,895,000	3.000	02/01/2030	2,190,547
1,885,000	3.000	02/01/2031	2,196,905
1,875,000	4.000	02/01/2032	2,409,248
1,890,000	4.000	02/01/2033	2,466,860
County of Arlington GO Bonds for Public Improvement Series 2019 (AAA/Aaa)
6,990,000	5.000	06/15/2030	9,202,903
County of Fairfax Sewer RB Refunding Series 2021 B (AAA/Aaa)
3,195,000	4.000	07/15/2040	3,946,964
3,370,000	4.000	07/15/2041	4,151,706
3,545,000	4.000	07/15/2042	4,354,704
County of Fairfax Sewer RB Series 2021 A (AAA/Aaa)
18,500,000	4.000	07/15/2051	22,434,841
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB+/NR)
1,250,000	4.000	10/01/2042	1,357,842
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(e)(f)
2,500,000	3.750	03/01/2036	2,655,453
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
3,000,000	5.000	01/01/2040	3,754,533
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
1,000,000	1.900	06/01/2023	1,028,463
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(b)(c)
1,850,000	1.800	04/01/2022	1,870,289
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(b)(c)
2,250,000	1.700	10/01/2022	2,289,181
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
305,000	5.000	04/01/2026	357,845
305,000	5.000	04/01/2027	366,244
350,000	5.000	04/01/2028	428,743
405,000	5.000	04/01/2029	504,961
305,000	5.000	04/01/2030	386,229
650,000	5.000	04/01/2031	818,893
265,000	5.000	04/01/2032	332,841
570,000	5.000	04/01/2033	713,838
345,000	5.000	04/01/2034	430,841
775,000	5.000	04/01/2035	964,757
375,000	5.000	04/01/2036	465,483
905,000	5.000	04/01/2037	1,120,448
410,000	4.000	04/01/2039	467,460
265,000	4.000	04/01/2040	301,423
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
9,135,000	6.706	06/01/2046	9,596,138
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(d)
122,865,000	0.000	06/01/2047	28,856,443
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(d)
13,500,000	0.000	06/01/2047	3,091,708

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (BBB-/NR)
$275,000	5.000%	06/01/2028	$ 343,039
325,000	5.000	06/01/2029	412,664
300,000	5.000	06/01/2030	386,817
275,000	5.000	06/01/2031	360,440
850,000	4.000	06/01/2036	1,007,926
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
760,000	4.000	05/15/2037	784,686
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,345,000	1.400	12/01/2023	4,347,033
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(h)
4,750,000	5.000	07/01/2025	5,572,202
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
2,580,000	5.000	12/31/2047	3,111,891
4,950,000	5.000	12/31/2049	5,960,477
2,835,000	5.000	12/31/2056	3,395,942
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
17,500,000	5.000	01/01/2040	17,903,907
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
1,535,000	5.000	01/01/2044	1,570,117
355,000	5.000	07/01/2049	363,067
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (BBB-/NR)
750,000	5.500	01/01/2042	786,252
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(b)(c)(f)
300,000	5.000	07/01/2038	319,116
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(b)(c)
3,200,000	1.900	06/01/2023	3,278,083

			195,237,815

Washington – 1.4%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (AAA/Aaa)
5,000,000	5.000	06/01/2026	5,899,605
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
3,340,000	4.000	01/01/2033	3,931,981
6,715,000	4.000	01/01/2034	7,887,072
11,655,000	4.000	01/01/2043	13,428,983
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (AA+/Aa1)
13,715,000	4.000	05/01/2044	14,737,917
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (AA+/Aa1)
6,555,000	4.000	07/01/2035	7,660,653
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (BB/NR)
3,710,000	5.000	04/01/2030	3,962,266
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
9,295,000	5.000	04/01/2038	11,484,702
Port of Seattle RB for Intermediate Lien Series 2018 A (AMT) (A+/A1)
5,000,000	5.000	05/01/2043	5,887,776
Port of Seattle Wash RB Refunding Series 2011 B (AMT) (AA-/Aa2)
2,485,000	5.000	09/01/2022	2,504,320

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
State of Washington GO Bonds Various Purpose Series 2014 D (AA+/Aaa)
$15,055,000	5.000%	02/01/2026	$ 16,869,800
University of Washington RB Refunding Series 2012 A (AA+/Aaa)(h)
2,500,000	5.000	07/01/2022	2,621,035
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
985,000	5.000	08/01/2036	1,242,014
1,715,000	5.000	08/01/2037	2,157,217
1,715,000	5.000	08/01/2038	2,152,877
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
1,300,000	5.000	08/01/2035	1,645,022
2,930,000	5.000	08/01/2036	3,694,520
1,000,000	5.000	08/01/2039	1,252,663
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(b)(c)
5,400,000	5.000	08/01/2024	6,052,748
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(b)(c)
1,265,000	5.000	08/01/2025	1,469,478
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (BBB+/Baa1)(b)(c)
4,285,000	5.000	08/01/2026	5,134,632
25,000	5.000	08/01/2026	29,957
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)
1,000,000	4.000	05/01/2045	1,149,227
Washington State Convention Center Public Facilities District RB Series 2018 (BBB-/Baa1)
320,000	5.000	07/01/2029	396,807
6,825,000	5.000	07/01/2048	8,245,633
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(f)
745,000	5.000	01/01/2034	855,543
1,400,000	5.000	01/01/2039	1,591,995
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aaa)(d)
6,855,000	0.000	06/01/2028	6,322,547

			140,268,990

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
770,000	3.000	03/01/2035	771,021
2,165,000	3.000	03/01/2037	2,160,333
2,175,000	3.250	03/01/2041	2,181,547
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
6,145,000	5.000	06/01/2035	7,937,428
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,740,000	5.000	06/01/2035	11,039,380
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B/B2)(b)(c)
1,575,000	5.000	07/01/2025	1,697,847
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
770,000	5.000	01/01/2033	954,265
910,000	5.000	01/01/2034	1,124,915
1,095,000	5.000	01/01/2035	1,351,150
2,330,000	5.000	01/01/2036	2,866,956

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
$2,325,000	5.000%	09/01/2029	$ 2,963,121
2,645,000	5.000	09/01/2030	3,336,375
2,100,000	5.000	09/01/2031	2,629,871
1,700,000	5.000	09/01/2032	2,116,174
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
10,125,000	1.549	10/01/2025	10,323,921

			53,454,304

Wisconsin – 0.9%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
1,000,000	4.300	11/01/2030	1,118,095
Public Finance Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 A (A-/NR)
2,000,000	5.000	11/15/2041	2,441,089
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (BBB/NR)
265,000	5.000	07/01/2035	341,741
310,000	5.000	07/01/2036	398,692
265,000	5.000	07/01/2037	339,866
310,000	5.000	07/01/2038	396,664
310,000	5.000	07/01/2039	395,702
285,000	5.000	07/01/2040	363,172
310,000	5.000	07/01/2041	394,026
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
220,000	4.000	07/01/2026	254,076
220,000	4.000	07/01/2027	259,098
220,000	4.000	07/01/2028	263,465
220,000	4.000	07/01/2029	261,574
265,000	4.000	07/01/2030	312,214
355,000	4.000	07/01/2031	415,716
420,000	4.000	07/01/2032	488,906
175,000	4.000	07/01/2033	203,194
130,000	4.000	07/01/2034	150,592
155,000	4.000	07/01/2035	179,342
220,000	4.000	07/01/2036	254,008
220,000	4.000	07/01/2037	253,449
265,000	4.000	07/01/2038	304,737
265,000	4.000	07/01/2039	304,155
265,000	4.000	07/01/2040	302,997
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(f)
885,000	5.000	12/01/2035	1,025,331
1,950,000	5.000	12/01/2045	2,211,977
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(f)
470,000	4.000	06/15/2030	526,234
815,000	5.000	06/15/2040	945,604
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,650,000	4.000	03/01/2030	1,788,063
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(f)
24,345	5.500	12/01/2048	12,173
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(f)
51,733	7.250	12/01/2048	25,866
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (NR/Ba2)(f)
6,575,000	5.625	06/01/2050	6,511,403
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (NR/Ba2)(f)
6,025,000	6.500	06/01/2045	5,852,178

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
$500,000	5.200%	12/01/2037	$ 601,958
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp Series 2021 B (BB+/NR)(f)
2,470,000	6.000	07/01/2031	2,512,986
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(f)
325,000	3.000	04/01/2025	337,850
500,000	5.000	04/01/2030	611,279
510,000	5.000	04/01/2040	615,832
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
1,180,000	4.500	01/01/2035	1,324,631
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
790,000	5.000	01/01/2026	938,494
635,000	5.000	01/01/2028	793,770
750,000	5.000	01/01/2029	956,804
1,000,000	5.000	01/01/2030	1,298,418
1,400,000	5.000	01/01/2032	1,802,255
950,000	5.000	01/01/2033	1,219,573
900,000	5.000	01/01/2036	1,144,538
500,000	5.000	01/01/2037	634,235
1,400,000	5.000	01/01/2039	1,765,685
500,000	5.000	01/01/2040	629,624
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(f)
370,000	5.000	06/01/2029	416,775
710,000	5.000	06/01/2039	782,767
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,000,000	4.000	01/01/2030	1,141,843
8,955,000	4.000	01/01/2046	9,724,749
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(f)
580,000	4.000	09/01/2029	614,369
770,000	5.000	09/01/2039	842,636
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 B (AGM) (AA/NR)
5,000,000	3.090	06/01/2050	4,852,584
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp Series 2021 A (BB+/NR)(f)
5,900,000	4.500	07/01/2048	6,585,330
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(f)
2,770,000	6.125	10/01/2049	3,072,806
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (A-/NR)
2,000,000	2.875	05/01/2027	2,199,242
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
425,000	5.000	11/15/2044	494,624
570,000	5.000	11/15/2049	659,587
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB+/NR)
6,000,000	5.250	07/01/2028	6,239,386
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(d)
9,810,000	0.000	12/15/2027	7,628,441
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
350,000	4.000	03/15/2030	391,497
345,000	4.000	03/15/2040	383,268

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
$1,185,000	3.000%	02/01/2042	$ 1,223,489
390,000	4.000	02/01/2045	435,353
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
275,000	4.000	09/15/2021	277,043
225,000	4.000	09/15/2022	234,764
250,000	4.000	09/15/2023	269,545
365,000	4.000	09/15/2024	392,865

			95,346,294

Wyoming – 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
22,700,000	3.625	07/15/2039	24,484,236

TOTAL MUNICIPAL BONDS (Cost $9,173,971,441)			$ 9,870,336,565

Corporate Bonds – 0.2%
Consumer Services – 0.0%
Howard University Series 2020
$1,250,000	2.516%	10/01/2025	$ 1,287,088
1,840,000	2.657	10/01/2026	1,908,883
1,500,000	2.757	10/01/2027	1,573,166
1,545,000	2.845	10/01/2028	1,586,447

			6,355,584

Health Care Equipment & Services – 0.1%
CommonSpirit Health
470,000	4.350	11/01/2042	550,326
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	5,954,468

			6,504,794

Real Estate(i) – 0.1%
Benloch Ranch Improvement Association No. 1 Series 2020
5,825,000	9.750	12/01/2039	5,900,725
Benloch Ranch Improvement Association No. 1 Series 2021(f)
3,380,000	9.750	12/01/2039	3,423,940

			9,324,665

TOTAL CORPORATE BONDS (Cost $20,675,710)			$ 22,185,043

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation – 0.5%
U.S. Treasury Notes
$50,000,000	0.375%	12/31/2025	$ 49,046,875
(Cost $49,869,308)

TOTAL INVESTMENTS – 98.2% (Cost $9,244,516,459)			$ 9,941,568,483

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			183,726,312

NET ASSETS – 100.0%			$10,125,294,794

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	When-issued security.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(h)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Security ratings disclosed, if any, are issued by either
Standard & Poor’s, Moody’s Investor Service or Fitch and
are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GARB	— General Airport Revenue Bond
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(2,761)	09/21/2021	$ (406,039,563)	$ (5,201,707)
U.S. Treasury Ultra Bond	(1,054)	09/21/2021	(202,927,938)	(4,799,714)

Total Futures Contracts				$ (10,001,421)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.177%	Bank of America NA	03/20/2023	USD 1,000	$14,547	$(8,524)	$23,071
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.177	JPMorgan Chase Bank NA	03/20/2023	1,000	14,546	(8,524)	23,070

TOTAL						$29,093	$(17,048)	$46,141

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.0%
Alabama – 1.7%
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(a)
$5,720,000	6.000%	07/01/2045	$ 5,931,265
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(a)
2,880,000	8.000	07/01/2028	2,947,814
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/B3)
19,250,000	5.750	10/01/2049	23,216,274
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
2,625,000	5.000	10/01/2030	3,041,804
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
2,205,000	5.500	10/01/2053	2,484,109
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
5,750,000	0.000	10/01/2038	5,925,296
6,000,000	0.000	10/01/2042	6,166,480
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
8,300,000	6.000	10/01/2042	9,649,161
19,850,000	7.000	10/01/2051	23,511,392
81,815,000	6.500	10/01/2053	95,998,072
Southeast Energy Authority A Cooperative District RB for Project No. 2 Series 2021 B (NR/A1)(c)(d)
12,300,000	4.000	12/01/2031	15,176,396

			194,048,063

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
6,280,000	5.000	06/01/2046	6,289,183
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (WD/NR)(e)
6,780,000	0.000	06/01/2046	1,508,139
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (BBB+/NR)(f)
3,050,000	4.000	06/01/2050	3,614,133
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-2 (NR/NR)(e)(f)
20,350,000	0.000	06/01/2066	4,591,043

			16,002,498

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 C (NR/Ba3)(a)
2,085,000	3.720	09/01/2027	2,082,055
American Samoa Economic Development Authority RB Series 2021 A (NR/Ba3)(a)
1,400,000	5.000	09/01/2038	1,721,342

			3,803,397

Arizona – 1.6%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,618,823
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(g)
(3 Mo. LIBOR + 0.81%),
63,640,000	0.945	01/01/2037	63,591,538
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
665,000	4.000	07/01/2047	749,659

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
$1,500,000	4.000%	11/01/2049	$ 1,691,100
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2020 A (A/NR)
1,975,000	4.000	11/01/2045	2,293,881
2,350,000	4.000	11/01/2050	2,722,649
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (B+/NR)
1,000,000	5.000	01/01/2043	1,031,238
5,250,000	4.500	01/01/2049	5,065,298
3,300,000	5.000	01/01/2054	3,369,771
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (B/NR)
275,000	5.000	01/01/2037	280,263
200,000	5.000	01/01/2038	203,294
650,000	5.000	01/01/2043	652,124
3,450,000	5.000	01/01/2049	3,424,504
1,100,000	5.125	01/01/2054	1,099,068
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa3)
1,000,000	5.000	05/01/2038	1,069,899
2,780,000	5.000	05/01/2043	2,947,984
3,450,000	5.000	05/01/2048	3,635,585
2,000,000	5.000	05/01/2051	2,100,435
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (BB/NR)(a)
475,000	4.000	12/15/2041	524,787
650,000	4.000	12/15/2051	707,830
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (BB+/NR)(a)
10,845,000	5.000	07/15/2053	12,418,628
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A/A1)
1,625,000	3.000	07/01/2049	1,703,486
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A/A1)
1,085,000	4.000	07/01/2044	1,248,367
3,540,000	5.000	07/01/2044	4,410,996
2,710,000	3.250	07/01/2049	2,843,568
1,625,000	5.000	07/01/2049	2,014,193
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/2042	1,265,277
1,325,000	6.250	12/01/2046	1,340,479
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
625,000	3.500	07/01/2029	659,119
600,000	4.100	07/01/2034	634,385
1,909,000	4.750	07/01/2043	2,014,710
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
6,600,000	5.000	05/15/2056	7,474,896
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(a)
3,100,000	6.000	08/01/2028	2,170,000
16,130,000	6.250	08/01/2040	11,291,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (BBB/NR)
580,000	4.000	02/15/2051	646,754
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(a)
700,000	5.000	07/01/2050	806,409
1,340,000	5.000	07/01/2054	1,539,568

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(a)
$1,885,000	5.250%	10/01/2040	$ 2,079,200
1,885,000	5.500	10/01/2051	2,078,427
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
1,500,000	5.000	07/01/2049	1,804,699
1,650,000	5.000	07/01/2054	1,980,773
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(a)
250,000	5.500	05/01/2040	268,644
950,000	5.750	05/01/2050	1,021,324
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,544,027
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,569,128
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,644,859
1,900,000	5.000	12/01/2054	2,052,168
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	1,014,511
1,000,000	5.000	07/01/2042	1,179,248
University Medical Center Corp. RB Series 2011 (NR/WR)(h)
3,500,000	6.000	07/01/2021	3,500,000

			183,998,573

Arkansas – 0.2%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
7,235,000	5.000	12/01/2047	9,029,587
5,370,000	3.200	12/01/2049	5,791,321
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500	07/01/2038	5,155,135

			19,976,043

California – 11.0%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa2)(e)
1,600,000	0.000	08/01/2026	1,529,495
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A-/A1)
3,000,000	5.000	08/01/2040	3,507,585
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(e)
4,995,000	0.000	08/01/2037	3,651,884
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(e)
1,850,000	0.000	08/01/2036	1,285,223
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
465,000	5.000	05/01/2040	556,988
1,000,000	5.000	05/01/2043	1,192,216
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2019 S-8 (AA-/A1)
2,350,000	3.000	04/01/2054	2,487,898
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
2,750,000	4.000	09/01/2050	3,048,526

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(e)
$1,055,000	0.000%	08/01/2025	$ 1,011,891
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BB/NR)
2,755,000	5.250	05/01/2048	3,181,365
2,850,000	5.250	05/01/2053	3,285,296
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(a)
6,450,000	4.000	02/01/2056	7,344,283
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2 (NR/NR)(e)
12,620,000	0.000	06/01/2055	3,340,790
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,350,000	5.000	06/01/2050	1,617,733
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
900,000	5.000	06/01/2049	1,125,006
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(e)
7,375,000	0.000	06/01/2055	1,857,228
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
875,000	4.000	06/01/2049	1,036,009
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
620,000	5.000	06/01/2049	771,732
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(e)
32,690,000	0.000	06/01/2055	6,580,817
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (WD/NR)(e)
145,220,000	0.000	06/01/2055	17,723,302
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (NR/Baa3)
565,000	5.000	08/01/2050	700,335
775,000	5.000	08/01/2055	953,434
425,000	5.000	08/01/2057	520,890
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (BB+/NR)(a)
625,000	4.000	06/01/2051	702,769
595,000	4.000	06/01/2061	662,970
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,830,738
4,000,000	5.000	02/01/2047	4,861,804
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
8,100,000	5.000	11/15/2056	9,861,361
California Health Facilities Financing Authority RB Refunding for CommonSpirit Health Obligated Group Series 2020 A (BBB+/Baa1)
14,220,000	4.000	04/01/2049	16,660,286
California Infrastructure & Economic Development Bank RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(a)
1,000,000	5.000	01/01/2055	1,151,574
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (NR/Baa3)
1,400,000	5.000	05/15/2049	1,706,490
950,000	5.000	05/15/2052	1,155,538
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,800,000	5.000	02/01/2042	2,171,850
17,675,000	5.000	02/01/2047	21,259,587

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
$7,605,000	5.000%	12/31/2043	$ 9,259,006
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(a)
1,135,000	5.000	07/01/2052	1,292,743
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (BBB-/NR)
1,510,000	4.000	07/01/2051	1,711,084
1,035,000	4.000	07/01/2055	1,163,079
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
250,000	5.000	10/01/2034	307,114
250,000	5.000	10/01/2036	306,184
300,000	5.000	10/01/2037	366,834
300,000	5.000	10/01/2038	366,392
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(a)
1,090,000	5.000	10/01/2049	1,276,090
1,740,000	5.000	10/01/2054	2,029,835
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
10,375,000	5.000	12/31/2037	12,748,867
2,300,000	5.000	12/31/2038	2,821,235
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(a)
8,900,000	4.000	11/01/2023	8,893,822
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(a)
7,045,000	6.750	12/01/2028	7,670,754
45,930,000	7.500	12/01/2040	50,247,989
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(a)
15,850,000	5.000	11/21/2045	18,962,425
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(a)
1,540,000	5.000	06/15/2050	1,690,015
1,030,000	5.000	06/15/2055	1,127,412
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (BBB-/NR)(a)
3,300,000	5.000	10/01/2050	3,911,430
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (BBB-/NR)(a)
1,450,000	4.000	10/01/2046	1,623,052
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(a)
750,000	5.000	07/01/2050	852,481
1,000,000	5.000	07/01/2058	1,130,699
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (NR/NR)(a)
600,000	5.000	06/01/2051	677,648
1,220,000	5.000	06/01/2061	1,363,384
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (BB+/NR)(a)
820,000	5.000	07/01/2045	950,850
1,240,000	5.000	07/01/2055	1,424,997
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(a)(f)
600,000	4.000	06/01/2041	652,669
700,000	4.000	06/01/2051	750,739
1,220,000	4.000	06/01/2061	1,294,547
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (BB+/NR)(a)
2,420,000	5.000	07/01/2059	2,743,287

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (BB+/NR)(a)
$975,000	4.000%	07/01/2045	$ 975,973
California State Various Purpose GO Bonds Series 2020 (AA-/Aa2)
20,000,000	3.000	11/01/2050	21,486,352
California State Various Purpose GO Bonds Series 2021 (AA-/Aa2)
25,000,000	1.700	02/01/2028	25,329,995
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,175,000	5.000	09/01/2030	1,334,007
1,255,000	5.000	09/01/2037	1,411,238
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(a)
2,880,000	7.250	09/01/2050	3,163,032
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
1,820,000	4.000	09/01/2051	2,072,166
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	970,131
685,000	5.000	09/02/2049	833,670
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,495,000	5.000	09/02/2038	1,801,163
575,000	5.000	09/02/2043	686,659
1,785,000	5.000	09/02/2048	2,118,758
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,645,615
895,000	5.000	09/02/2044	1,086,816
945,000	5.000	09/02/2048	1,142,681
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	1,158,334
1,080,000	5.000	09/02/2044	1,304,268
1,570,000	5.000	09/02/2049	1,885,947
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(a)
375,000	5.000	06/01/2034	462,516
475,000	5.000	06/01/2039	578,814
1,340,000	5.000	06/01/2051	1,603,601
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,057,603
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(a)
950,000	5.250	12/01/2043	1,126,841
9,000,000	5.500	12/01/2058	10,706,099
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (BBB+/NR)
500,000	5.000	08/01/2038	601,738
3,000,000	4.000	08/01/2045	3,119,989
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (B/NR)(a)
2,350,000	5.250	07/01/2039	2,596,745
3,125,000	5.250	07/01/2049	3,396,792
1,450,000	5.250	07/01/2052	1,573,010
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(a)
860,000	3.000	11/01/2022	876,949
935,000	5.000	11/01/2032	1,131,912
1,875,000	5.000	11/01/2041	2,223,794

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (AA-/NR)
$2,875,000	5.000%	08/15/2038	$ 3,391,926
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
1,200,000	5.000	04/01/2047	1,374,948
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB-/NR)
7,460,000	5.500	12/01/2054	8,471,429
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	1,380,512
945,000	5.000	09/02/2050	1,145,387
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,220,000	5.000	09/02/2038	2,668,051
2,500,000	5.000	09/02/2048	2,958,342
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
2,000,000	4.000	09/02/2041	2,240,800
2,000,000	4.000	09/02/2051	2,209,657
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,456,879
5,750,000	5.000	05/15/2047	6,795,013
5,640,000	5.000	05/15/2050	6,654,668
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (WD/NR)(e)
35,600,000	0.000	06/01/2046	7,198,523
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(e)
7,000,000	0.000	09/01/2033	5,346,999
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	199,451
195,000	3.000	09/01/2038	204,118
205,000	3.000	09/01/2039	214,106
210,000	3.000	09/01/2040	218,983
715,000	3.125	09/01/2044	747,430
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
1,250,000	4.000	09/01/2050	1,388,039
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(a)
1,500,000	4.000	09/01/2051	1,712,459
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
865,000	4.000	09/01/2045	969,628
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000	09/01/2040	593,891
1,500,000	4.000	09/01/2045	1,711,385
3,000,000	4.000	09/01/2050	3,403,816
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (NR/NR)(h)
750,000	6.500	12/01/2021	769,441
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(a)
2,850,000	5.000	09/01/2050	3,441,157
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
425,000	4.000	09/01/2046	484,261
500,000	4.000	09/01/2051	568,307
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,358,232

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Oakland GO Bonds Series 2020 B-1 (AA/Aa1)
$4,750,000	3.000%	01/15/2050	$ 5,102,545
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
950,000	4.000	09/01/2050	1,070,712
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
1,900,000	5.250	04/01/2034	2,246,933
3,565,000	5.250	04/01/2039	4,159,245
14,580,000	5.250	04/01/2049	16,589,612
13,840,000	5.250	04/01/2054	15,643,456
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)(f)
1,200,000	4.000	09/02/2037	1,348,143
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
600,000	5.000	09/02/2030	631,036
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	577,442
700,000	5.000	09/01/2049	805,905
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	365,992
375,000	4.000	09/01/2040	420,296
425,000	4.000	09/01/2045	473,009
950,000	4.000	09/01/2050	1,054,909
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	528,657
640,000	4.000	09/01/2050	710,676
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
1,125,000	4.000	09/01/2046	1,270,042
1,400,000	4.000	09/01/2050	1,576,153
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(a)
280,000	5.000	09/01/2032	316,615
700,000	5.000	09/01/2037	787,318
1,745,000	5.000	09/01/2047	1,947,587
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2046	568,642
650,000	4.000	09/01/2051	737,405
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,100,000	4.000	09/01/2045	1,223,961
1,500,000	4.000	09/01/2050	1,664,706
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	474,252
535,000	5.000	09/01/2049	624,529
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,398,688
200,000	4.000	09/01/2045	219,160
1,420,000	5.000	09/01/2049	1,614,724
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
1,985,000	4.000	09/01/2040	2,218,649
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	715,429
1,875,000	4.000	09/01/2050	2,068,809

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(e)
$1,305,000	0.000%	08/01/2027	$ 1,202,141
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000	09/01/2037	2,711,620
6,680,000	5.000	09/01/2047	7,828,700
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125	09/01/2044	476,323
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(e)
5,400,000	0.000	08/01/2032	4,287,440
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (ASSURED GTY) (AA/WR)(e)
4,180,000	0.000	04/01/2029	3,728,874
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa2)(e)
3,460,000	0.000	10/01/2032	2,812,776
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(e)
12,000,000	0.000	01/15/2035	8,854,375
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
37,510,000	3.950	01/15/2053	42,292,420
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
1,000,000	0.000	01/15/2032	1,192,635
Foothill-Eastern Transportation Corridor Agency RB Refunding for Senior Lien Series 2021 A (A-/Baa2)
6,500,000	4.000	01/15/2046	7,699,162
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(e)
77,260,000	0.000	06/01/2047	17,326,011
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
147,670,000	0.000	06/01/2047	32,320,710
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
2,130,000	5.000	06/01/2045	2,500,449
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
8,900,000	5.000	06/01/2047	9,200,581
5,400,000	5.250	06/01/2047	5,599,636
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
3,500,000	5.000	06/01/2047	3,618,206
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
27,780,000	5.300	06/01/2037	28,891,345
Golden Valley Unified School District Financing Authority RB for Golden Valley Unified School District Community Facilities District No. 2017-1 Series 2021 A (NR/NR)
225,000	4.000	09/01/2046	253,325
470,000	4.000	09/01/2051	528,523
705,000	4.000	09/01/2056	790,296
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (AA/NR)(a)
1,825,000	4.000	06/01/2046	2,120,046
1,250,000	4.000	06/01/2051	1,448,539
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(e)
100,945,000	0.000	06/01/2036	38,212,316

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(e)
$51,235,000	0.000%	06/01/2047	$ 9,177,044
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(e)
260,660,000	0.000	06/01/2057	22,027,595
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (AA/NR)
1,150,000	5.000	09/01/2051	1,365,801
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,972,937
1,925,000	5.000	03/01/2057	2,276,996
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	2,998,265
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/2024	216,051
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa2)(e)
49,925,000	0.000	08/01/2050	22,897,522
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A/NR)
1,625,000	6.750	09/01/2026	1,640,149
1,500,000	7.000	09/01/2031	1,512,618
875,000	7.250	09/01/2038	882,381
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(e)
3,760,000	0.000	08/01/2035	2,782,357
Moreno Valley Unified School District GO Bonds Series 2014 C (BAM) (AA/Aa3)
950,000	3.000	08/01/2050	1,027,500
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
14,850,000	6.500	11/01/2039	24,477,754
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	3,296,667
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
9,795,000	6.125	11/01/2029	12,441,720
21,765,000	6.500	11/01/2039	35,875,981
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(b)
7,000,000	0.000	08/01/2030	7,761,895
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(e)
860,000	0.000	08/01/2025	826,535
1,105,000	0.000	08/01/2026	1,043,043
5,550,000	0.000	08/01/2030	4,720,689
7,855,000	0.000	08/01/2032	6,340,108
7,000,000	0.000	08/01/2034	5,340,166
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,328,067
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	308,052
200,000	5.000	08/15/2028	251,290
2,900,000	5.000	08/15/2047	3,460,037
Orange County Community Facilities District Special Tax RB Series 2020 A (NR/NR)
1,015,000	4.000	08/15/2040	1,166,180
940,000	4.000	08/15/2050	1,065,158
Oxnard School District GO Bonds Election of 2016 Series 2016 B (BAM) (AA/NR)(d)
7,800,000	2.000	08/01/2021	8,742,160

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
$11,500,000	5.000%	11/01/2047	$ 14,308,023
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
10,750,000	7.000	08/01/2038	15,297,256
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(e)
1,840,000	0.000	08/01/2025	1,766,247
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (AA-/Aa2)(e)
1,300,000	0.000	08/01/2040	858,074
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	558,579
650,000	4.000	09/01/2031	722,598
900,000	3.000	09/01/2032	947,264
820,000	3.000	09/01/2033	861,393
750,000	3.000	09/01/2034	785,804
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	463,929
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/Aa3)(e)
6,200,000	0.000	08/01/2036	4,137,137
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,135,397
880,000	5.250	09/01/2034	931,166
6,815,000	5.500	09/01/2045	7,181,357
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	23,709,544
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(e)
2,220,000	0.000	10/01/2033	1,704,333
2,220,000	0.000	10/01/2035	1,605,914
1,840,000	0.000	10/01/2037	1,251,337
5,100,000	0.000	10/01/2038	3,358,677
8,425,000	0.000	10/01/2039	5,366,178
13,395,000	0.000	10/01/2040	8,257,699
7,275,000	0.000	10/01/2041	4,336,645
6,360,000	0.000	10/01/2042	3,661,621
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,244,123
1,950,000	6.750	10/01/2030	1,981,644
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (A/NR)
2,000,000	5.750	06/01/2048	2,170,911
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
395,000	4.000	09/01/2045	442,778
835,000	4.000	09/01/2050	934,382
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	940,958
1,865,000	5.000	09/01/2033	2,227,665
2,250,000	5.000	09/01/2035	2,675,040
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,153,419

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(g)
	(3 Mo. LIBOR + 0.55%),
$3,920,000	0.640%	06/01/2034	$ 3,902,314
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A1)(e)
1,420,000	0.000	08/01/2025	1,360,871
San Diego County Regional Airport Authority RB Refunding Series 2019 B (AMT) (A-/NR)
1,000,000	4.000	07/01/2044	1,147,379
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(e)
10,000,000	0.000	07/01/2030	8,800,337
3,005,000	0.000	07/01/2031	2,579,438
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 A (AMT) (A/A1)
9,970,000	5.000	05/01/2049	12,311,206
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A/A1)
1,450,000	4.000	05/01/2050	1,662,844
950,000	5.000	05/01/2050	1,171,255
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
1,370,000	4.000	08/01/2032	1,607,278
1,560,000	4.000	08/01/2033	1,824,416
1,680,000	4.000	08/01/2034	1,959,255
1,810,000	4.000	08/01/2035	2,107,570
1,945,000	4.000	08/01/2036	2,259,235
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
3,000,000	5.000	01/15/2029	3,448,036
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(e)
1,580,000	0.000	08/01/2024	1,555,517
1,595,000	0.000	08/01/2025	1,551,737
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/2042	2,082,190
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,086,768
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/2042	2,017,419
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (AA+/Aa1)(f)
2,580,000	4.000	08/01/2044	3,069,772
6,575,000	4.000	08/01/2050	7,751,417
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (AA+/Aa1)(f)
8,580,000	4.000	08/01/2050	10,115,158
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (WD/NR)(e)
88,700,000	0.000	06/01/2056	10,175,806
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,222,706
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,650,000	4.000	09/01/2050	5,121,101

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(e)
$16,700,000	0.000%	06/01/2060	$ 4,143,202
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (BBB+/NR)
4,740,000	5.000	06/01/2048	5,961,414
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,615,000	5.000	06/01/2048	4,463,552
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(e)
9,510,000	0.000	06/01/2054	1,870,357
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
995,000	5.000	10/01/2045	1,257,445
1,045,000	5.000	10/01/2049	1,315,997
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,815,000	2.400	10/01/2049	1,882,677
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	852,336
1,000,000	5.000	09/01/2045	1,130,096
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (NR/NR)(h)
1,500,000	6.875	12/01/2021	1,541,207
University of California RB Refunding Series 2013 AL-2 (AA/Aa2)(c)(d)
15,000,000	0.030	07/01/2021	15,000,000
University of California RB Refunding Series 2021 Q (AA-/Aa3)
7,050,000	3.000	05/15/2051	7,601,559
Washington Unified School District GO Bonds Series 2020 A (AGM) (AA/Aa2)
3,950,000	3.000	08/01/2045	4,295,240
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/2031	1,011,696
5,000,000	7.500	09/01/2042	5,059,882
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,592,628
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(e)
8,360,000	0.000	08/01/2034	6,587,604
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(b)
19,135,000	0.000	08/01/2042	19,662,749

			1,239,064,764

Colorado – 4.6%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700	12/01/2047	1,682,612
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
611,000	5.000	12/01/2037	645,730
613,000	5.125	12/01/2047	646,010
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,480,000	5.000	12/01/2040	1,633,192
2,610,000	5.000	12/01/2050	2,851,662

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
$4,000,000	7.750%	12/15/2050	$ 4,183,966
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500	12/01/2050	3,573,747
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500	12/15/2050	6,258,288
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(b)
1,930,000	0.000	12/01/2049	1,598,495
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,464,060
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(a)
1,185,000	5.250	12/01/2049	1,300,434
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	698,142
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
1,500,000	5.000	12/01/2050	1,658,612
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(a)
1,300,000	5.000	12/01/2049	1,435,748
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125	12/01/2048	2,732,145
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	1,071,460
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,417,322
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,852,223
4,000,000	6.125	12/01/2047	4,233,020
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,116,510
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000	12/01/2051	2,514,555
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350	12/01/2050	2,809,247
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	522,391
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
780,000	4.375	12/01/2032	822,185
Clear Creek Transit Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
580,000	5.000	12/01/2041	639,406
1,000,000	5.000	12/01/2050	1,099,275
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (NR/Baa3)
475,000	4.000	05/01/2051	528,710
550,000	4.000	05/01/2061	606,688
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (NR/Ba2)(a)
900,000	5.000	02/01/2051	1,001,064
1,335,000	5.000	02/01/2061	1,476,541
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(a)
6,000,000	5.000	10/01/2049	6,682,325

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
$2,750,000	5.000%	11/01/2054	$ 2,938,544
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (A-/NR)(h)
3,500,000	5.000	12/01/2022	3,737,590
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (A-/NR)(h)
3,000,000	5.750	12/01/2023	3,396,837
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
2,650,000	4.000	09/01/2050	2,999,701
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (NR/WR)(h)
3,000,000	5.625	06/01/2023	3,308,288
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,570,000	4.000	08/01/2039	1,812,385
4,315,000	4.000	08/01/2044	4,918,978
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
7,170,000	5.000	08/01/2044	8,908,371
2,135,000	3.250	08/01/2049	2,283,044
4,620,000	4.000	08/01/2049	5,249,196
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (WD/NR)(h)
4,410,000	5.000	06/01/2027	5,463,363
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,045,000	4.000	11/01/2039	2,435,560
8,790,000	5.000	11/01/2039	11,271,903
4,790,000	5.000	11/01/2044	6,065,220
2,300,000	5.000	11/01/2049	2,896,462
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,105,835
965,000	5.000	12/31/2051	1,104,035
2,980,000	5.000	12/31/2056	3,403,805
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,185,270
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,935,645
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	4,514,281
1,750,000	5.000	12/01/2043	1,860,094
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
500,000	5.000	12/01/2037	528,832
700,000	5.125	12/01/2047	738,642
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	528,856
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,148,570
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
820,000	7.500	12/15/2048	864,734
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,058,452
2,100,000	5.250	12/01/2047	2,217,985
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,835,000	5.000	12/01/2049	4,153,407

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(a)
$4,165,000	5.500%	12/01/2039	$ 4,674,491
10,900,000	5.750	12/01/2049	12,228,627
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(a)
2,370,000	8.000	12/15/2049	2,497,524
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
17,970,000	5.000	10/01/2032	19,200,789
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(a)
5,555,000	5.000	12/01/2028	6,896,558
7,200,000	5.000	12/01/2034	8,752,044
4,800,000	4.000	12/01/2035	5,477,031
4,800,000	4.000	12/01/2036	5,470,747
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,614,819
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,261,000	8.000	08/01/2047	1,314,379
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
665,000	5.000	12/01/2030	785,980
2,500,000	5.000	12/01/2032	2,936,737
1,235,000	5.000	12/01/2033	1,447,276
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
425,000	5.000	12/01/2032	531,139
1,825,000	4.000	12/01/2038	2,101,579
1,690,000	5.000	12/01/2048	2,045,675
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
1,185,000	4.000	12/01/2038	1,382,000
1,900,000	4.000	12/01/2039	2,210,895
950,000	4.000	12/01/2040	1,103,707
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,765,000	5.000	06/01/2049	4,048,549
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A2)(e)
3,000,000	0.000	09/01/2039	1,430,596
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(e)
15,000,000	0.000	09/01/2028	13,600,358
4,100,000	0.000	09/01/2034	3,158,613
E-470 Public Highway Authority RB Series 2010 A (A/A2)(e)
20,000,000	0.000	09/01/2040	12,783,696
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
1,580,000	5.000	08/01/2049	1,734,515
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	561,921
Fitzsimons Village Metropolitan District No. 1 GO Refunding Bonds Series 2020 A (NR/NR)
1,045,000	5.000	12/01/2049	1,118,881
Flying Horse Metropolitan District No. 2 GO Refunding Bonds Series 2020 A (AGM) (AA/A2)
2,185,000	4.000	12/01/2050	2,579,246
Forest Trace Metropolitan District No. 3 GO Unlimited Bonds Series 2016 A (NR/NR)(h)
1,000,000	5.000	12/01/2021	1,050,040
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,872,889

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
$650,000	5.000%	12/01/2039	$ 708,938
925,000	5.000	12/01/2049	1,000,156
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/A2)
3,930,000	4.000	12/01/2047	4,449,302
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000	12/01/2051	613,045
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,087,202
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (NR/Ba2)
580,000	4.125	12/01/2040	619,501
900,000	4.375	12/01/2047	961,868
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	2,159,662
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)(b)
7,800,000	0.000	12/01/2050	6,869,305
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	4,533,875
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	722,644
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,297,681
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750	12/01/2050	1,304,265
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875	12/01/2051	4,556,462
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
525,000	4.875	12/01/2040	571,220
750,000	5.125	12/01/2050	820,317
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,892,884
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,530,627
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	1,063,800
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)(a)
3,225,000	5.000	12/01/2051	3,228,850
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
520,000	5.000	12/01/2041	570,219
570,000	5.000	12/01/2051	619,972
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,358,543
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,490,324
5,380,000	5.750	12/01/2047	5,732,319
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
330,000	4.000	12/01/2032	374,129
320,000	4.000	12/01/2033	359,927
190,000	4.000	12/01/2034	214,018
550,000	4.000	12/01/2036	616,605
215,000	4.000	12/01/2038	239,736
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
1,742,000	4.375	12/01/2031	1,805,747
1,706,000	5.000	12/01/2046	1,769,685

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
$4,711,000	7.250%	12/15/2049	$ 4,929,305
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,618,514
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000	12/01/2040	2,347,868
3,335,000	5.250	12/01/2050	3,655,800
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	2,023,238
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
550,000	4.300	12/01/2050	572,298
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,150,000	5.000	12/01/2051	1,268,743
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000	12/01/2050	1,312,718
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,029,717
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	862,553
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,163,400
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(a)
3,000,000	5.000	12/15/2041	3,289,573
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
890,000	4.125	12/15/2036	966,898
725,000	4.875	12/15/2044	787,960
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
4,200,000	6.500	11/15/2038	6,573,560
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)(a)
5,400,000	4.750	12/01/2045	6,197,875
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)(a)(e)
150,000	0.000	12/01/2025	130,217
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	10,736,935
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
425,000	5.000	07/15/2028	533,413
675,000	5.000	01/15/2029	855,655
375,000	5.000	07/15/2029	479,468
470,000	5.000	01/15/2030	606,718
330,000	5.000	07/15/2030	429,601
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,250,000	3.625	12/01/2044	2,239,388
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,000,000	5.250	12/01/2060	1,113,618
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,241,267
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000	12/01/2051	537,823
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
1,055,000	5.000	12/01/2050	1,154,739
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,763,103
5,695,000	5.000	12/01/2049	6,167,836

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
$550,000	5.125%	12/01/2037	$ 593,946
1,000,000	5.125	12/01/2043	1,074,445
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	671,324
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,100,204
1,625,000	5.125	12/01/2050	1,785,373
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
749,000	4.500	12/01/2031	777,123
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
1,500,000	5.500	12/01/2046	1,558,697
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,620,298
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
375,000	4.000	12/01/2039	435,411
750,000	4.000	12/01/2044	862,057
2,210,000	3.000	12/01/2049	2,290,897
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,328,422
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	544,556
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,721,023
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/A3)
650,000	5.000	12/01/2039	777,741
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
8,920,000	5.000	12/01/2038	9,490,522
18,750,000	5.000	12/01/2047	19,883,691
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
720,000	7.125	12/15/2050	762,165
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250	12/01/2050	2,798,113
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,163,417
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (NR/Baa3)
8,000,000	6.000	12/01/2050	9,854,843
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000	12/01/2040	1,248,283
1,750,000	5.000	12/01/2049	1,974,031
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,920,529
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	950,320
2,400,000	5.375	12/01/2047	2,582,267
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
805,000	5.000	12/01/2050	1,001,881

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
$1,205,000	3.250%	12/15/2050	$ 1,288,530
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,667,138
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000	12/01/2040	635,488
1,020,000	5.000	12/01/2050	1,108,614
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(h)
1,725,000	9.500	12/01/2021	1,822,234
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,500,000	5.000	12/01/2050	1,650,722
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)(b)
1,000,000	0.000	12/01/2050	842,187
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000	12/15/2050	4,279,434
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)(h)
873,000	5.000	12/01/2022	928,901
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,467,000	7.375	12/15/2047	1,530,200
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,058,853
2,500,000	5.000	12/01/2047	2,636,237
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
980,000	5.000	12/01/2050	1,079,554
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	193,585
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,741,152
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,082,112
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,720,199
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,825,000	6.250	12/15/2040	1,970,571

			522,140,870

Connecticut – 0.6%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
900,000	5.500	08/01/2034	1,127,236
500,000	5.500	08/01/2035	625,857
420,000	5.500	08/01/2036	525,035
400,000	5.500	08/01/2037	499,562
410,000	5.500	08/01/2038	511,453
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (BB+/NR)(a)
1,150,000	5.000	01/01/2045	1,287,951
1,650,000	5.000	01/01/2055	1,836,716
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(c)(d)
26,545,000	0.030	07/01/2021	26,545,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
$1,015,000	4.000%	07/01/2039	$ 1,152,497
3,500,000	4.000	07/01/2044	3,927,786
3,500,000	4.000	07/01/2049	3,912,197
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (CCC+/NR)(a)
20,200,000	7.000	02/01/2045	21,525,920
State of Connecticut GO Bonds Series 2018 C (A+/Aa3)
450,000	5.000	06/15/2032	565,170
State of Connecticut GO Unlimited Bonds Series 2019 A (A+/Aa3)
500,000	4.000	04/15/2037	594,065
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	548,254

			65,184,699

Delaware – 0.2%
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
3,785,000	5.000	11/15/2048	4,379,215
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,930,636
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
855,000	5.000	08/01/2049	977,905
795,000	5.000	08/01/2054	906,656
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
1,900,000	5.000	09/01/2050	2,275,143
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
5,332,000	4.000	07/01/2035	5,784,762

			21,254,317

District of Columbia – 0.9%
District of Columbia RB for International School Series 2019 (BBB/NR)
1,275,000	5.000	07/01/2049	1,478,259
1,140,000	5.000	07/01/2054	1,318,830
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
655,000	4.000	07/01/2044	734,041
1,300,000	4.000	07/01/2049	1,451,095
District of Columbia RB for Rocketship DC Obligated Group Series 2021 A (NR/NR)(a)
445,000	5.000	06/01/2051	524,408
600,000	5.000	06/01/2061	702,388
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	32,058,178
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (A-/Baa1)
37,100,000	6.500	10/01/2044	49,771,746
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
815,000	4.000	10/01/2044	939,219
1,075,000	5.000	10/01/2047	1,327,459
1,610,000	4.000	10/01/2049	1,845,168
2,955,000	4.000	10/01/2053	3,371,505

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
$7,065,000	3.000%	10/01/2050	$ 7,468,330
3,570,000	4.000	10/01/2053	4,114,020

			107,104,646

Florida – 13.0%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,725,000	4.750	05/01/2036	4,218,006
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
630,000	5.000	05/01/2039	707,044
1,025,000	5.100	05/01/2049	1,147,603
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,665,151
5,755,000	4.000	05/01/2051	6,096,001
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	3.750	05/01/2029	540,118
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
1,715,000	3.500	05/01/2031	1,836,641
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
3,970,000	3.500	05/01/2032	4,447,021
6,700,000	3.700	05/01/2036	7,504,757
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
740,000	4.625	05/01/2028	798,247
1,805,000	5.000	05/01/2036	2,015,058
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
1,435,000	6.900	05/01/2025	1,491,362
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,440,000	6.900	05/01/2036	3,538,909
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
900,000	6.900	05/01/2036	921,168
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
520,000	4.000	11/01/2040	553,919
3,245,000	4.000	11/01/2050	3,418,104
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(a)
1,845,000	5.100	05/01/2039	2,079,225
3,080,000	5.200	05/01/2049	3,462,695
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)(a)(f)
270,000	2.750	05/01/2031	269,533
515,000	3.125	05/01/2041	515,851
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	717,831
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750	05/01/2048	889,048
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375	05/01/2041	255,725
475,000	4.000	05/01/2051	504,464
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,840,000	6.000	05/01/2048	2,246,267

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
$650,000	3.125%	05/01/2041	$ 649,505
475,000	4.000	05/01/2051	508,506
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	05/01/2040	613,543
880,000	4.000	05/01/2051	928,863
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(a)
900,000	4.500	06/01/2039	996,019
1,630,000	4.625	06/01/2049	1,783,202
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
550,000	4.000	05/01/2051	585,885
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
1,000,000	4.000	05/01/2050	1,065,246
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
390,000	4.000	05/01/2051	415,446
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
110,000	4.250	11/01/2021	110,903
915,000	4.750	11/01/2026	1,007,667
700,000	5.000	11/01/2031	768,362
6,020,000	5.250	11/01/2046	6,617,338
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(a)
935,000	5.000	11/01/2049	1,062,984
750,000	5.125	11/01/2049	859,523
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
1,885,000	3.200	05/01/2041	1,892,907
1,880,000	4.000	05/01/2052	1,978,343
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
265,000	4.500	11/01/2025	280,874
960,000	5.000	11/01/2036	1,101,145
1,060,000	5.000	11/01/2048	1,200,599
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(a)
705,000	3.500	05/01/2041	725,431
775,000	4.000	05/01/2051	814,877
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1
(A-/NR)
1,840,000	4.250	05/01/2029	2,052,451
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
905,000	5.000	05/01/2035	977,543
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
920,000	3.750	05/01/2031	1,031,655
1,060,000	4.000	05/01/2037	1,165,238
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
1,610,000	4.250	05/01/2031	1,851,055
2,810,000	4.250	05/01/2037	3,181,533
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(a)
2,620,000	6.375	11/01/2049	2,922,295

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
$535,000	6.000%	11/01/2027	$ 618,543
490,000	3.750	11/01/2031	514,490
2,980,000	6.500	11/01/2043	3,836,022
1,495,000	4.125	11/01/2046	1,569,866
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000	05/01/2040	1,123,360
1,630,000	4.000	05/01/2051	1,716,986
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	948,855
1,000,000	6.500	11/01/2043	1,294,009
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625	12/15/2040	1,348,501
1,000,000	4.000	12/15/2050	1,058,101
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625	05/01/2041	1,292,863
1,500,000	4.000	05/01/2051	1,573,338
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
500,000	4.100	05/01/2026	542,342
1,755,000	4.700	05/01/2036	1,897,853
3,200,000	4.875	05/01/2047	3,460,336
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	344,802
950,000	4.000	06/15/2050	1,004,087
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	986,400
2,650,000	4.500	06/15/2049	2,907,919
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500	05/01/2041	1,199,207
1,360,000	4.000	05/01/2051	1,429,978
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	594,442
1,590,000	4.000	05/01/2050	1,679,596
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
6,690,000	5.750	05/01/2035	7,689,111
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
310,000	3.875	11/01/2023	316,947
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	1,070,303
1,350,000	4.000	12/15/2049	1,424,589
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
31,390,000	5.875	07/01/2054	25,739,800
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(a)
58,380,000	5.250	12/01/2058	68,406,111
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(a)
900,000	5.000	06/01/2056	979,953
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(a)
1,155,000	5.000	12/15/2049	1,365,792
1,075,000	5.000	12/15/2054	1,265,873

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (NR/Baa3)
$275,000	5.000%	08/01/2040	$ 330,310
750,000	5.000	08/01/2055	886,272
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(a)
525,000	5.250	12/01/2043	622,921
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
220,000	4.000	05/01/2024	229,077
500,000	5.125	05/01/2038	567,910
1,000,000	5.250	05/01/2049	1,134,751
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	402,695
500,000	4.500	12/15/2032	548,534
975,000	4.700	12/15/2037	1,070,651
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
210,000	3.750	11/01/2021	212,456
215,000	3.875	11/01/2022	221,056
25,000	4.000	11/01/2023	25,794
1,705,000	4.500	11/01/2031	1,756,589
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
675,000	3.750	05/01/2040	715,666
750,000	4.000	05/01/2050	791,667
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350	05/01/2041	830,973
1,165,000	4.000	05/01/2051	1,222,953
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(a)
730,000	3.375	05/01/2041	737,911
1,055,000	4.000	05/01/2052	1,103,885
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,720,000	3.700	05/01/2040	1,813,290
3,010,000	4.000	05/01/2051	3,172,753
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,634,613
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(a)
900,000	5.500	10/01/2036	988,617
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(a)
5,400,000	5.000	10/01/2049	5,999,656
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,970,634
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (A/NR)
2,000,000	4.000	11/01/2045	2,301,121
5,000,000	5.000	11/01/2050	6,142,275
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
1,495,000	4.000	07/01/2045	1,739,226
1,740,000	5.000	07/01/2050	2,179,618
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BB+/NR)
480,000	5.000	01/01/2037	543,401
1,725,000	5.000	01/01/2047	1,926,854
1,615,000	5.000	01/01/2052	1,799,598
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
25,620,000	0.000	05/01/2046	28,433,645

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
$2,350,000	5.000%	05/01/2026	$ 2,663,740
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(a)
500,000	4.750	06/15/2039	565,497
1,000,000	5.000	06/15/2049	1,127,152
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
2,990,000	3.500	05/01/2032	3,226,478
1,500,000	3.625	05/01/2035	1,618,573
1,750,000	3.750	05/01/2046	1,872,139
Concorde Estates Community Development District RB for Capital Improvement Series 2017 B (NR/NR)(e)
1,130,000	0.000	11/01/2027	770,092
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,055,000	5.850	05/01/2035	3,068,834
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,225,000	5.850	05/01/2035	1,226,186
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)*(e)
2,939,931	0.000	05/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
180,000	3.875	11/01/2024	186,051
270,000	4.000	11/01/2029	295,640
500,000	4.750	11/01/2038	576,826
1,000,000	5.000	11/01/2049	1,148,693
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	461,047
1,000,000	4.250	12/15/2049	1,088,340
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000	05/01/2040	576,320
760,000	4.000	05/01/2050	803,824
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
2,670,000	5.125	11/01/2050	3,064,159
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	881,249
1,407,000	4.250	05/01/2038	1,574,083
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (AA/NR)
960,000	3.750	05/01/2029	1,052,912
County of Broward RB for Airport System Series 2019 A (AMT) (A/A1)
4,505,000	4.000	10/01/2049	5,163,031
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,060,000	4.000	09/01/2044	2,381,139
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750	08/15/2050	4,574,405
2,000,000	5.750	08/15/2055	2,275,284

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
$1,340,000	5.000%	10/01/2049	$ 1,670,862
1,610,000	4.000	10/01/2054	1,848,425
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (BBB/NR)
500,000	4.000	05/01/2038	557,566
1,175,000	4.125	05/01/2048	1,310,709
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,570,000	4.700	11/01/2039	1,753,275
2,500,000	4.750	11/01/2049	2,763,347
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(a)
175,000	3.625	11/01/2040	181,454
375,000	4.000	11/01/2050	393,459
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(a)
1,175,000	3.800	05/01/2050	1,236,218
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
525,000	4.000	06/15/2040	564,602
1,500,000	4.000	06/15/2050	1,585,400
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(a)
1,175,000	3.875	05/01/2040	1,258,198
1,210,000	4.000	05/01/2051	1,281,160
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,170,000	5.125	11/01/2048	3,796,363
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,580,000	5.400	05/01/2039	1,806,652
2,645,000	5.500	05/01/2044	3,043,815
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,655,000	5.400	05/01/2049	3,111,033
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
935,000	4.000	05/01/2051	964,470
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	4.750	12/15/2038	1,177,557
2,995,000	5.000	12/15/2048	3,519,073
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,090,000	3.750	05/01/2034	3,428,900
4,275,000	4.000	05/01/2037	4,778,911
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,035,000	3.375	05/01/2041	1,055,245
700,000	4.000	05/01/2051	737,761
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(a)
950,000	4.125	05/01/2040	1,030,303
3,785,000	4.125	05/01/2051	4,062,981
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
785,000	4.000	05/01/2051	823,380
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
980,000	3.250	05/01/2041	996,122
750,000	4.000	05/01/2051	797,598
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	5.000	11/01/2048	1,127,257

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
$500,000	4.750%	11/01/2039	$ 561,704
920,000	5.000	11/01/2049	1,033,777
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000	05/01/2040	203,138
500,000	4.125	05/01/2051	527,629
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600	05/01/2041	1,482,456
2,675,000	4.000	05/01/2051	2,824,040
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,145,000	4.000	05/01/2051	1,211,324
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
530,000	3.500	05/01/2041	543,755
1,325,000	4.000	05/01/2051	1,385,269
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (AA/A2)
4,745,000	3.000	08/15/2050	5,015,549
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,240,000	4.000	08/15/2045	3,796,421
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
12,765,000	4.000	08/15/2045	14,813,692
6,690,000	4.000	08/15/2050	7,699,917
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	1,054,846
3,560,000	4.125	11/01/2050	3,796,325
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
320,000	4.000	11/01/2040	342,691
2,455,000	4.125	11/01/2050	2,617,971
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
800,000	6.375	11/01/2026	896,299
3,240,000	7.000	11/01/2045	3,926,410
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
865,000	5.250	11/01/2035	945,749
1,310,000	5.375	11/01/2046	1,431,765
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,245,000	5.000	11/01/2039	1,407,567
1,800,000	5.125	11/01/2049	2,023,543
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,525,000	5.000	05/01/2035	3,007,109
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	198,858
500,000	4.200	05/01/2050	535,394
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,465,000	4.375	05/01/2034	1,537,424
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
1,250,000	3.000	11/01/2041	1,338,111

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(a)
$1,650,000	5.000%	06/01/2040	$ 1,852,470
2,595,000	5.000	06/01/2055	2,873,308
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(a)
4,650,000	5.000	12/15/2049	5,424,947
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(a)
2,005,000	5.250	06/01/2050	2,298,185
3,560,000	5.250	06/01/2055	4,059,621
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (NR/Baa3)
600,000	4.000	07/01/2045	649,970
800,000	4.000	07/01/2055	860,237
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000	06/01/2040	914,950
1,850,000	5.000	06/01/2050	2,014,309
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(a)
23,530,000	7.375	01/01/2049	25,872,374
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,875,000	5.000	06/01/2051	2,164,842
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (NR/Ba2)(a)
830,000	4.000	06/30/2046	895,606
1,290,000	4.000	06/30/2056	1,376,712
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(a)
2,085,000	5.000	09/15/2050	2,325,575
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(a)(c)(d)
1,160,000	6.250	01/01/2024	1,188,452
14,940,000	6.375	01/01/2026	15,393,786
34,195,000	6.500	01/01/2029	35,171,100
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(a)
1,750,000	4.750	06/01/2038	2,084,176
3,000,000	5.000	06/01/2048	3,557,111
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
2,580,000	5.000	03/01/2044	2,948,520
5,805,000	5.000	03/01/2049	6,609,572
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB/NR)
6,060,000	5.000	03/01/2047	6,976,711
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)(h)
600,000	5.000	04/01/2022	621,630
5,830,000	5.250	04/01/2022	6,051,050
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	815,690
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125	11/01/2039	963,263
4,065,000	4.375	11/01/2049	4,428,761
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	778,346
1,000,000	4.125	05/01/2038	1,093,184

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (BBB/NR)
$1,850,000	3.250%	11/01/2049	$ 1,937,467
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	264,328
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(a)
1,280,000	4.000	05/01/2040	1,375,525
1,190,000	4.000	05/01/2051	1,255,140
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000	4.250	05/01/2040	1,175,636
1,375,000	4.500	05/01/2052	1,469,604
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
750,000	4.000	05/01/2051	775,252
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,369,274
5,000,000	5.000	11/15/2036	5,293,684
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A/A1)
3,540,000	5.000	10/01/2047	4,257,775
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
3,000,000	4.375	11/01/2049	3,270,755
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,520,000	4.500	05/01/2036	1,647,455
2,285,000	4.625	05/01/2046	2,444,468
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000	05/01/2040	577,809
860,000	4.000	05/01/2051	905,679
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375	05/01/2041	535,573
640,000	4.000	05/01/2051	675,675
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
920,000	3.750	05/01/2034	996,802
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,060,000	3.875	05/01/2039	2,232,784
1,400,000	4.100	05/01/2048	1,518,725
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(a)
1,725,000	4.000	05/01/2031	1,942,896
1,335,000	4.250	05/01/2035	1,505,166
1,810,000	4.250	05/01/2039	2,021,587
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	684,888
1,150,000	4.000	11/01/2051	1,213,323
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	214,016
500,000	4.250	11/01/2051	534,220
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
755,000	5.000	05/01/2034	889,838
2,170,000	5.125	05/01/2045	2,543,569

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
$500,000	5.050%	05/01/2031	$ 535,179
500,000	5.150	05/01/2034	534,023
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,810,000	5.700	05/01/2036	1,828,724
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,200,000	4.200	05/01/2031	2,411,346
2,000,000	4.350	05/01/2036	2,188,570
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	500,887
665,000	4.000	05/01/2050	702,094
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(a)
1,000,000	4.875	12/15/2038	1,133,711
1,000,000	5.000	12/15/2048	1,126,519
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,000,000	4.250	05/01/2031	1,130,468
2,150,000	4.250	05/01/2036	2,387,181
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019
(NR/NR)
805,000	4.375	11/01/2050	870,458
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,615,671
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(a)
1,065,000	4.000	05/01/2040	1,144,777
2,375,000	4.000	05/01/2050	2,521,763
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	210,013
520,000	5.000	11/01/2050	611,865
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(a)
455,000	5.125	11/01/2049	511,084
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,615,053
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
990,000	5.000	11/01/2047	1,088,517
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125	05/01/2041	956,582
2,605,000	4.000	05/01/2051	2,759,180
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500	05/01/2040	303,693
470,000	3.750	05/01/2050	493,798
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	2,207,444
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,458,785
1,060,000	4.000	06/15/2050	1,131,480
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	4.000	06/15/2051	733,996

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
$265,000	4.100%	05/01/2051	$ 272,996
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300	05/01/2051	333,378
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
900,000	4.125	05/01/2031	926,005
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625	05/01/2041	334,209
500,000	4.000	05/01/2052	521,470
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
600,000	4.000	05/01/2040	652,002
1,900,000	4.000	05/01/2050	2,017,561
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200	05/01/2030	551,294
525,000	3.750	05/01/2040	557,329
670,000	3.900	05/01/2050	708,717
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(a)
1,085,000	3.625	05/01/2040	1,141,539
2,500,000	3.875	05/01/2051	2,637,915
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	266,898
575,000	4.000	05/01/2049	610,312
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
1,275,000	4.000	05/01/2050	1,346,837
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
1,890,000	6.700	05/01/2033	2,012,160
4,745,000	7.000	05/01/2043	5,069,896
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,320,000	5.600	05/01/2044	7,381,838
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	588,876
1,615,000	4.500	05/01/2049	1,779,793
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(a)
1,000,000	5.000	05/01/2037	1,120,411
2,370,000	5.125	05/01/2047	2,650,503
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(a)
575,000	3.750	05/01/2039	609,858
555,000	4.000	05/01/2049	588,439
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
855,000	4.400	05/01/2039	942,838
980,000	4.500	05/01/2049	1,079,998
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
100,000	4.000	05/01/2022	101,912
1,125,000	4.625	05/01/2027	1,227,031
2,500,000	5.250	05/01/2037	2,827,287
5,820,000	5.375	05/01/2047	6,554,755
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,324,752
2,545,000	5.100	05/01/2048	2,864,232

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
$3,760,000	5.450%	05/01/2048	$ 4,339,127
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
1,325,000	4.250	05/01/2026	1,403,374
5,515,000	5.000	05/01/2036	6,073,172
13,730,000	5.125	05/01/2046	15,089,273
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
1,735,000	2.500	05/01/2033	1,817,259
1,685,000	2.625	05/01/2037	1,761,875
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(a)
2,100,000	3.750	05/01/2040	2,226,348
1,250,000	4.000	05/01/2050	1,321,412
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,309,432
2,250,000	4.875	05/01/2049	2,530,618
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
1,930,000	3.000	05/01/2035	2,035,791
1,990,000	3.000	05/01/2038	2,084,737
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	683,279
895,000	4.000	05/01/2038	976,287
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,646,857
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
1,430,000	4.000	05/01/2031	1,627,673
1,860,000	4.000	05/01/2036	2,104,030
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400	05/01/2040	1,766,631
2,840,000	4.600	05/01/2051	3,141,570
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	1,104,963
1,775,000	5.125	05/01/2049	1,988,860
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,225,000	5.400	05/01/2030	2,978,302
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,219,000	5.375	05/01/2030	1,220,077
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	4,013,232
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625	05/01/2039	955,065
1,340,000	4.750	05/01/2050	1,481,924
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,755,000	4.000	06/15/2039	1,880,899
2,920,000	4.375	06/15/2049	3,148,550
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,840,000	5.000	05/01/2032	1,964,799

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
$2,800,000	5.125%	11/01/2038	$ 3,372,012
4,750,000	5.250	11/01/2049	5,669,452
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)*
880,000	5.250	05/01/2015	21,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)*
1,380,000	6.150	11/01/2014	33,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
350,000	6.000	05/01/2036	359,088
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
705,000	6.250	05/01/2038	724,893
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
500,000	7.250	05/01/2035	544,581
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)*
1,075,000	5.250	05/01/2015	25,800
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,126,725
1,700,000	5.000	05/01/2048	1,903,790
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,668,839
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA-/Aa3)(a)
1,165,000	5.000	03/01/2030	1,253,663
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(a)(h)
10,595,000	5.000	03/01/2023	11,428,227
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
460,000	4.000	11/01/2023	475,462
600,000	4.750	11/01/2027	679,764
4,000,000	5.125	11/01/2039	4,651,811
4,135,000	5.250	11/01/2049	4,786,338
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	11,299,673
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,603,997
3,515,000	5.000	05/01/2037	3,648,727
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,875,000	3.500	05/01/2041	1,925,256
2,455,000	4.000	05/01/2051	2,568,757
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,795,000	5.000	05/01/2028	1,957,799
1,220,000	5.000	05/01/2035	1,309,673
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,025,000	4.000	12/15/2049	2,173,255
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,932,497
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	804,618
1,235,000	5.625	11/01/2045	1,348,037

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
$1,185,000	5.125%	11/01/2048	$ 1,337,162
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,250,000	3.875	05/01/2041	1,291,290
2,250,000	4.125	05/01/2052	2,315,944
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(a)
815,000	3.500	05/01/2038	886,130
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(a)
40,000	3.500	05/01/2031	42,425
110,000	4.000	05/01/2038	117,525
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
3,260,000	5.000	05/01/2013	33
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
845,000	3.500	05/01/2041	851,946
1,400,000	4.000	05/01/2051	1,458,547
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
470,000	3.625	05/01/2040	487,630
1,500,000	4.000	05/01/2051	1,572,774
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (A/NR)
3,000,000	5.000	10/01/2049	3,718,515
6,580,000	5.000	10/01/2054	8,126,003
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
345,000	4.000	06/15/2040	373,598
955,000	4.000	06/15/2050	1,017,878
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,533,909
3,625,000	5.000	05/01/2049	4,174,995
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A/NR)
1,680,000	5.000	04/01/2024	1,731,632
1,765,000	5.000	04/01/2025	1,817,317
1,005,000	5.000	04/01/2026	1,033,834
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	902,922
905,000	4.000	05/01/2050	956,080
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,680,000	5.375	11/01/2038	1,953,948
3,300,000	5.500	11/01/2049	3,822,264
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,700,000	4.000	05/15/2053	2,978,922
2,175,000	5.000	05/15/2053	2,544,660
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	1,261,530
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
400,000	4.000	11/01/2038	460,573
3,290,000	4.200	11/01/2048	3,743,055
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
3,155,000	3.750	05/01/2031	3,471,578
2,040,000	4.000	05/01/2036	2,263,518

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
$700,000	4.000%	05/01/2027	$ 749,105
2,380,000	5.000	05/01/2039	2,689,818
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	589,463
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	2,154,885
5,095,000	5.375	05/01/2050	5,924,767
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
740,000	5.500	11/01/2032	869,618
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	844,451
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
2,285,000	4.700	05/01/2049	2,689,400
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
800,000	4.375	05/01/2031	938,726
1,065,000	4.500	05/01/2034	1,244,286
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	818,343
1,370,000	4.000	05/01/2052	1,436,982
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
3,195,000	4.375	05/01/2036	3,736,950
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
655,000	3.300	05/01/2030	685,914
695,000	3.750	05/01/2037	737,945
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,721,726
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625	05/01/2040	581,751
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,920,000	3.500	05/01/2037	2,003,100
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB/NR)
2,795,000	4.750	05/01/2033	2,945,674
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,186,205
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	267,552
1,205,000	4.000	11/01/2050	1,265,060
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500	05/01/2041	773,016
1,000,000	4.000	05/01/2051	1,057,463
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
865,000	6.600	05/01/2033	889,929
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
600,000	6.600	05/01/2036	614,083

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
$2,145,000	6.600%	05/01/2033	$ 2,206,819
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
2,515,000	5.000	05/01/2025	2,765,936
6,825,000	5.000	05/01/2033	7,681,001
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)*
2,170,000	7.200	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	518,513
1,520,000	4.625	05/01/2050	1,667,927
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500	05/01/2040	907,961
830,000	4.750	05/01/2050	913,239
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375	05/01/2041	1,020,565
1,750,000	4.000	05/01/2051	1,847,548
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	1,088,023
1,000,000	3.875	05/01/2051	1,059,217
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,135,000	5.450	05/01/2036	4,161,629
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350	05/01/2051	1,162,116
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
1,200,000	4.250	11/01/2035	1,300,696
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,040,000	3.500	05/01/2041	1,068,761
910,000	4.000	05/01/2051	953,716
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
775,000	3.500	05/01/2041	798,418
905,000	4.000	05/01/2051	950,792
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000	06/15/2040	345,479
780,000	4.000	06/15/2050	828,857
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
1,410,000	4.125	06/15/2039	1,553,982
2,280,000	4.250	06/15/2049	2,488,718
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
305,000	2.625	05/01/2025	310,816
375,000	3.125	05/01/2030	392,540
980,000	3.625	05/01/2040	1,039,074
950,000	3.750	05/01/2050	1,001,952
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750	05/01/2040	641,201
1,250,000	4.000	05/01/2051	1,289,398
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,200,000	5.250	11/01/2039	2,527,320
2,825,000	5.375	11/01/2049	3,225,016

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
$3,800,000	5.250%	11/01/2049	$ 4,495,588
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,250,000	4.000	06/15/2051	1,319,353
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,634,289
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
1,325,000	3.500	05/01/2041	1,350,402
1,125,000	4.000	05/01/2051	1,172,356
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	336,972
950,000	4.250	11/01/2050	1,024,684
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
475,000	4.000	06/15/2051	502,593
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(a)
2,100,000	5.125	11/01/2039	2,403,548
3,480,000	5.250	11/01/2049	3,984,496
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,474,049
2,505,000	5.375	05/01/2049	2,845,191
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,345,000	4.250	11/01/2037	1,497,466
330,000	4.125	11/01/2040	361,099
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
775,000	3.500	05/01/2032	825,551
485,000	3.625	05/01/2035	517,554
1,700,000	3.750	05/01/2038	1,815,540
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2
(NR/NR)
285,000	4.350	05/01/2026	303,402
485,000	4.875	05/01/2035	531,237
95,000	5.000	05/01/2038	104,761
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,138,650
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
1,350,000	3.125	05/01/2041	1,346,991
940,000	4.000	05/01/2048	995,635
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
375,000	3.600	05/01/2034	399,760
600,000	4.000	05/01/2043	640,280
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
445,000	4.300	05/01/2040	487,401
330,000	4.500	05/01/2046	361,291
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,550,000	5.800	05/01/2035	3,550,066
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,640,000	5.800	05/01/2035	2,152,293

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
$215,000	3.750%	05/01/2024	$ 222,334
425,000	4.375	05/01/2029	470,026
1,000,000	5.000	05/01/2039	1,133,105
1,750,000	5.250	05/01/2049	1,992,000
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
1,250,000	5.125	11/01/2037	1,399,006
1,790,000	5.250	11/01/2047	2,001,959
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,090,000	4.800	05/01/2035	1,057,123
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (BB+/NR)(f)
700,000	4.000	12/15/2041	779,202
475,000	4.000	12/15/2046	524,823
700,000	4.000	12/15/2050	769,452
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (A-/NR)
7,475,000	4.000	08/01/2055	8,193,913
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
418,112	5.500	11/01/2010	250,867
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(a)
625,000	3.500	06/15/2041	645,720
1,650,000	4.000	06/15/2051	1,745,848
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,150,000	5.000	05/01/2034	2,249,853
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,227,662
2,600,000	4.625	06/15/2049	2,865,972
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	2,116,814
3,495,000	5.500	11/01/2044	4,229,250
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,649,793
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,500,000	3.750	12/15/2050	1,554,412
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	452,449
860,000	4.125	12/15/2049	920,471
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(a)
325,000	3.300	06/15/2041	328,856
575,000	4.000	06/15/2051	604,910
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(a)
400,000	3.750	06/15/2029	430,459
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
930,000	3.750	05/01/2040	979,298
1,265,000	4.000	05/01/2050	1,330,317

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
$510,000	3.400%	05/01/2041	$ 517,237
350,000	4.000	05/01/2051	364,733
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	744,049
875,000	4.000	05/01/2051	922,897
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,655,000	4.000	05/01/2038	1,791,728
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
965,000	3.750	05/01/2026	1,006,424
1,550,000	4.000	05/01/2033	1,642,802
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,459,706
2,350,000	6.000	11/01/2044	2,524,653
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375	05/01/2041	735,526
635,000	4.000	05/01/2051	673,680
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
2,050,000	5.000	07/01/2048	2,476,710
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	413,949
1,110,000	4.800	05/01/2036	1,200,584
1,715,000	5.000	05/01/2046	1,856,225
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	1,082,894
1,000,000	4.000	06/15/2050	1,065,840
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
695,000	3.375	05/01/2032	750,652
1,345,000	3.600	05/01/2037	1,457,986
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
615,000	4.000	05/01/2051	645,593
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,640,000	3.500	05/01/2032	1,831,434
1,775,000	3.750	05/01/2040	1,980,876
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(a)
375,000	5.625	05/01/2040	425,724
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	343,773
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,165,000	4.250	05/01/2037	1,297,666
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(a)
8,310,000	4.400	05/01/2040	9,300,836
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
305,000	5.750	11/01/2027	343,867
1,955,000	6.250	11/01/2044	2,317,241
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,840,000	5.375	11/01/2039	3,420,350
5,760,000	5.500	11/01/2049	6,907,895

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
$1,560,000	4.625%	06/15/2038	$ 1,744,913
2,440,000	4.750	06/15/2048	2,717,773
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	601,584
1,145,000	4.125	12/15/2049	1,243,296
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
13,300,000	5.000	04/01/2048	15,816,959
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	1,202,196
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(a)
525,000	3.625	05/01/2040	547,992
1,000,000	4.000	05/01/2051	1,056,586
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(a)
1,000,000	5.375	11/01/2049	1,169,894
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(a)
875,000	3.750	05/01/2040	920,689
750,000	4.000	05/01/2051	790,466
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500	11/01/2041	720,817
700,000	4.000	11/01/2050	737,881
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,265,000	5.250	11/01/2027	1,371,510
2,740,000	6.125	11/01/2046	3,241,085
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(a)
785,000	4.700	11/01/2029	868,692
1,525,000	5.125	11/01/2038	1,782,902
2,175,000	5.375	11/01/2048	2,540,269
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	1,109,745
1,995,000	4.750	05/01/2050	2,185,118
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(a)
4,630,000	4.750	11/01/2048	5,066,443
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,371,991
1,850,000	5.125	11/01/2049	2,108,826
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
195,000	3.500	11/01/2021	196,213
1,340,000	4.000	11/01/2027	1,437,009
3,160,000	4.625	11/01/2037	3,449,636
2,790,000	4.750	11/01/2047	3,017,828
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
1,695,000	4.000	11/01/2040	1,830,886
900,000	4.000	11/01/2050	949,728
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
90,000	4.250	11/01/2021	90,734
2,430,000	5.625	11/01/2045	2,829,817
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
2,255,000	4.375	05/01/2035	2,487,096

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
$1,700,000	3.500%	05/01/2032	$ 1,859,205
2,545,000	3.625	05/01/2037	2,780,243
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	662,662
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	2,465,450
3,505,000	4.000	12/15/2049	3,754,114
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(a)
790,000	3.250	12/15/2022	803,446
2,000,000	4.000	12/15/2028	2,184,167
1,000,000	5.000	12/15/2032	1,217,236
1,705,000	5.000	12/15/2037	2,077,749
5,330,000	5.000	12/15/2047	6,379,574
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(a)
2,425,000	5.500	11/01/2047	2,812,702
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
2,800,000	3.375	05/01/2045	3,082,754
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
1,400,000	4.000	05/01/2051	1,481,896
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,760,000	4.000	05/01/2052	1,841,552
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
495,000	5.500	05/01/2034	506,322
750,000	6.125	05/01/2042	771,133
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
420,000	6.000	11/01/2027	480,548
2,050,000	6.500	11/01/2043	2,722,109
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
600,000	6.375	11/01/2027	660,695
2,295,000	7.125	11/01/2044	2,617,851
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
210,000	4.000	05/01/2024	217,631
4,655,000	5.125	05/01/2049	5,363,061
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	1,145,530
1,700,000	5.125	11/01/2049	1,941,670
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,122,619
1,600,000	5.125	11/01/2049	1,827,455
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
1,265,000	5.875	11/01/2032	1,279,541
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(a)
350,000	3.600	05/01/2041	363,215
470,000	4.000	05/01/2051	494,586
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(a)
580,000	3.600	05/01/2041	601,900
940,000	4.000	05/01/2051	989,172

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$2,450,000	3.750%	05/01/2026	$ 2,552,063
4,360,000	4.000	05/01/2031	4,614,953
1,700,000	4.125	05/01/2034	1,799,402
1,000,000	4.250	05/01/2037	1,058,101
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(a)
1,980,000	4.000	05/01/2031	2,230,125
2,940,000	4.000	05/01/2037	3,245,454
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
745,000	5.125	11/01/2035	867,029
1,000,000	5.250	11/01/2046	1,148,904
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
750,000	3.375	05/01/2041	770,548
1,000,000	4.000	05/01/2051	1,058,238
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	284,670
1,700,000	4.000	05/01/2050	1,796,731
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	397,461
2,015,000	4.000	05/01/2050	2,129,623
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	284,668
1,740,000	4.000	05/01/2050	1,838,980
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
1,625,000	2.600	05/01/2034	1,688,547
1,100,000	2.750	05/01/2038	1,149,511
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	1,076,518
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,300,000	5.000	05/01/2032	2,372,171
5,490,000	5.125	05/01/2043	5,670,687
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,100,000	6.000	05/01/2044	4,447,380
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(a)
955,000	4.250	05/01/2043	1,069,503
13,145,000	4.375	05/01/2050	14,718,472
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,925,000	3.700	05/01/2050	10,668,330
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(a)
4,235,000	3.250	05/01/2040	4,457,719
9,410,000	3.500	05/01/2051	9,870,197
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,395,000	4.000	05/01/2033	1,454,525
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,130,000	4.000	05/01/2034	1,177,418
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,720,000	5.500	05/01/2042	1,766,548

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$905,000	4.625%	05/01/2039	$ 1,005,156
1,380,000	4.875	05/01/2050	1,529,854
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750	05/01/2040	585,300
1,000,000	4.000	05/01/2051	1,053,365
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000	3.750	11/01/2031	1,092,527
1,000,000	4.000	11/01/2036	1,089,438
1,300,000	4.125	11/01/2046	1,411,010
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,665,000	5.500	05/01/2034	2,860,144
3,825,000	5.750	05/01/2044	4,120,103
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	4,544,360
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	14,016
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
205,000	6.600	05/01/2039	207,301
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,508,367
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
355,000	4.000	11/01/2024	367,967
1,640,000	5.125	11/01/2038	1,863,229
2,800,000	5.250	11/01/2049	3,172,297
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,297,226
1,945,000	5.500	11/01/2045	2,087,070
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,310,366
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(a)
570,000	3.625	05/01/2041	590,520
1,545,000	4.000	05/01/2051	1,621,856
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400	05/01/2041	1,466,725
1,265,000	4.000	05/01/2051	1,319,320
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,621,501
3,790,000	5.000	05/01/2050	4,278,665
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
1,050,000	4.000	05/01/2051	1,104,027
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
1,855,000	4.000	05/01/2051	1,950,448
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(a)
500,000	5.000	05/01/2038	562,203
600,000	5.200	05/01/2048	673,034

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
$990,000	4.625%	05/01/2039	$ 1,106,620
1,590,000	4.850	05/01/2049	1,769,218
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(a)
800,000	4.100	05/01/2037	868,544
795,000	4.125	05/01/2038	862,758
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,359,726
2,000,000	5.200	05/01/2050	2,270,650
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,375,000	4.250	06/15/2039	2,623,388
3,550,000	4.375	06/15/2049	3,864,551
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	1,080,838
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
400,000	4.375	11/01/2025	434,876
1,770,000	5.000	11/01/2045	1,926,537
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
1,885,000	4.400	11/01/2035	2,068,125
625,000	4.250	05/01/2040	667,175
500,000	4.500	05/01/2051	531,814
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
380,000	5.375	05/01/2035	416,324
3,030,000	5.625	05/01/2045	3,324,976
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	858,996
1,445,000	5.000	05/01/2047	1,587,781
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700	05/01/2040	1,669,205
1,960,000	3.875	05/01/2050	2,053,314
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
600,000	3.375	05/01/2041	602,470
950,000	4.000	05/01/2051	995,715

			1,473,162,212

Georgia – 1.1%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A/A1)
1,500,000	5.250	07/01/2040	1,746,677
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A-/A2)
1,000,000	4.000	07/01/2040	1,089,768
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
900,000	5.125	03/01/2052	904,106
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (BBB-/NR)
14,390,000	4.000	01/01/2054	16,777,114
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)(a)
940,000	3.625	01/01/2031	1,059,012
940,000	5.000	01/01/2036	1,152,582
1,880,000	5.000	01/01/2054	2,252,778

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
$6,650,000	5.000%	05/15/2043	$ 8,079,610
24,875,000	5.000	05/15/2049	37,880,115
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa1)
2,200,000	5.000	01/01/2034	2,701,554
6,000,000	5.000	01/01/2039	7,328,717
29,610,000	5.000	01/01/2049	36,108,211
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(a)
3,500,000	4.000	01/01/2038	3,995,508

			121,075,752

Guam – 0.7%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/2043	1,650,140
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
6,240,000	5.000	02/01/2040	7,147,776
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
500,000	5.000	12/01/2031	590,140
4,515,000	5.000	12/01/2046	5,219,732
Guam Government RB Refunding Series 2021 F (NR/Ba1)(f)
4,750,000	4.000	01/01/2036	5,511,754
7,165,000	4.000	01/01/2042	8,162,949
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/2043	8,091,170
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BB+/Baa2)
2,560,000	6.375	10/01/2043	2,791,801
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)(h)
14,455,000	5.500	07/01/2023	15,923,092
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
9,675,000	5.000	01/01/2046	10,966,091
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
4,170,000	5.000	01/01/2050	5,119,204
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,165,000	5.000	07/01/2033	1,368,752
960,000	5.000	07/01/2035	1,122,762
1,920,000	5.000	07/01/2036	2,241,453
1,365,000	5.000	07/01/2037	1,592,225
Port Authority of Guam RB Series 2018 A (A/Baa2)
2,500,000	5.000	07/01/2048	2,944,847
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (NR/Ba1)
1,350,000	5.000	11/01/2035	1,715,486
1,400,000	5.000	11/01/2040	1,751,945

			83,911,319

Hawaii – 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa1)
12,170,000	3.200	07/01/2039	13,256,163
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	794,764
2,750,000	5.000	05/15/2049	3,216,152

			17,267,079

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – 11.0%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB/Ba3)
$1,400,000	5.382%	12/01/2023	$ 1,511,432
5,440,000	5.482	12/01/2024	6,012,874
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A-/NR)
16,000,000	6.000	04/01/2046	19,888,536
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A-/NR)
1,700,000	5.000	04/01/2042	2,028,203
1,625,000	5.000	04/01/2046	1,929,012
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(e)
4,415,000	0.000	12/01/2027	4,018,115
685,000	0.000	12/01/2028	606,834
9,125,000	0.000	12/01/2029	7,845,849
6,905,000	0.000	12/01/2030	5,757,682
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(e)
125,000	0.000	12/01/2029	107,477
775,000	0.000	12/01/2030	646,228
Chicago Illinois Board of Education GO Bonds Series 2017 A (BB/NR)(a)
5,500,000	7.000	12/01/2046	7,306,390
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(e)
22,095,000	0.000	12/01/2031	17,888,291
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB/Baa2)
5,000,000	5.500	12/01/2026	5,844,274
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB/Ba3)
8,965,000	5.500	12/01/2029	11,679,806
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB/NR)
20,025,000	5.250	12/01/2035	22,652,997
10,410,000	5.250	12/01/2039	11,729,870
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (BB/Ba3)
525,000	5.500	12/01/2039	535,481
1,445,000	5.000	12/01/2041	1,470,564
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (BB/Ba3)
5,555,000	5.500	12/01/2030	7,372,935
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB/Ba3)
13,525,000	6.038	12/01/2029	15,891,933
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (BB/Ba3)
9,025,000	4.000	12/01/2035	9,360,033
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB/NR)
54,375,000	7.000	12/01/2044	67,076,554
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB/NR)
61,035,000	6.500	12/01/2046	76,583,270
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,897,925
1,250,000	5.000	12/01/2030	1,572,888
1,025,000	5.000	12/01/2031	1,285,751
1,000,000	5.000	12/01/2032	1,251,334
1,250,000	5.000	12/01/2034	1,557,249
1,000,000	5.000	12/01/2035	1,243,783

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
$6,535,000	5.000%	12/01/2029	$ 8,179,309
1,000,000	5.000	12/01/2030	1,243,145
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(e)
11,545,000	0.000	01/01/2032	8,550,065
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,800,000	5.500	01/01/2037	2,053,579
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	9,163,886
6,295,000	5.000	01/01/2034	6,846,998
10,500,000	5.000	01/01/2036	11,406,098
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,670,000	5.250	01/01/2035	6,687,865
3,025,000	5.000	01/01/2040	3,032,032
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	18,645,693
7,095,000	5.000	01/01/2034	7,217,249
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	4,515,636
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,759,017
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
14,603,000	7.375	01/01/2033	19,292,123
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
28,265,000	5.000	01/01/2044	34,614,885
20,105,000	5.500	01/01/2049	25,380,427
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	4,285,468
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,838,058
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
6,615,000	5.432	01/01/2042	7,912,167
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
7,230,000	5.000	01/01/2035	7,858,868
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
14,455,000	5.000	01/01/2038	16,583,568
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
2,660,000	6.000	01/01/2038	3,337,528
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
11,630,000	4.000	01/01/2044	13,410,865
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,712,562
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,383,385
5,460,000	4.000	01/01/2052	5,946,390
Chicago Park District GO Bonds Limited Tax Series 2018 A (AA-/NR)
2,585,000	4.000	01/01/2041	2,873,292
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
915,000	3.750	07/01/2041	937,948
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
2,685,000	5.500	01/01/2037	3,063,256
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
485,000	5.000	01/01/2031	622,627
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
735,000	5.432	01/01/2042	962,228

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
$7,350,000	6.314%	01/01/2044	$ 10,498,294
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,880,000	5.800	03/01/2037	1,880,532
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
2,500,000	4.000	11/15/2047	2,962,077
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,166,000	5.625	03/01/2036	1,169,260
Illinois Finance Authority RB for 2018 Blue Island LLC Series 2018 A-1 (NR/NR)*
1,400,000	5.000	12/01/2053	42,000
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
745,000	6.125	05/15/2027	747,601
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
715,000	5.000	12/01/2034	869,458
920,000	5.000	12/01/2039	1,109,221
1,175,000	5.000	12/01/2044	1,399,879
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(a)
12,425,000	6.125	04/01/2049	15,287,280
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
950,000	4.000	10/01/2040	1,102,772
950,000	4.000	10/01/2050	1,084,849
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,785,248
2,825,000	5.000	05/15/2037	3,243,150
1,055,000	5.000	05/15/2047	1,190,749
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,500,000	4.000	09/01/2035	1,738,369
1,725,000	5.000	09/01/2036	2,167,643
2,000,000	4.000	09/01/2037	2,304,749
1,620,000	5.000	09/01/2038	2,024,423
2,000,000	4.000	09/01/2039	2,291,758
1,500,000	5.000	09/01/2040	1,864,171
1,500,000	4.000	09/01/2041	1,709,139
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
500,000	5.000	09/01/2036	580,650
3,470,000	5.000	09/01/2046	4,000,714
Illinois Finance Authority RB Refunding for Navistar International Corp. Series 2020 (CCC/B3)(a)(c)(d)
4,740,000	4.750	08/01/2030	5,058,958
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (BB+/NR)
950,000	5.000	05/15/2051	1,115,764
765,000	5.000	05/15/2056	893,184
Illinois Finance Authority RB Series 2013 A (BBB-/NR)
3,935,000	5.250	05/15/2047	4,126,163
Illinois Finance Authority RB Series 2013 A (NR/NR)(h)
565,000	5.250	05/15/2023	616,762
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
1,560,000	4.000	01/01/2038	1,845,946
1,260,000	4.000	01/01/2039	1,487,577
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa2)
50,750,000	5.100	06/01/2033	59,674,002

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2012 (BBB-/Baa2)
$500,000	5.000%	03/01/2031	$ 515,636
750,000	5.000	03/01/2037	772,336
Illinois State GO Bonds Series 2013 (BBB-/Baa2)
5,050,000	5.500	07/01/2038	5,462,850
Illinois State GO Bonds Series 2014 (AGM-CR) (AA/A2)
20,000,000	5.000	02/01/2039	21,981,816
Illinois State GO Bonds Series 2014 (BBB-/Baa2)
2,525,000	5.000	05/01/2029	2,805,134
10,000,000	5.000	05/01/2030	11,083,618
5,000,000	5.000	05/01/2031	5,527,137
5,000,000	5.000	05/01/2039	5,467,219
Illinois State GO Bonds Series 2017 A (BBB-/Baa2)
9,500,000	5.000	12/01/2035	11,376,098
1,770,000	4.500	12/01/2041	2,046,295
4,730,000	5.000	12/01/2042	5,599,867
Illinois State GO Bonds Series 2017 C (BBB-/Baa2)
62,270,000	5.000	11/01/2029	75,994,090
Illinois State GO Bonds Series 2017 D (BBB-/Baa2)
5,845,000	5.000	11/01/2025	6,884,347
16,695,000	5.000	11/01/2026	20,152,888
57,825,000	5.000	11/01/2027	71,180,713
24,325,000	5.000	11/01/2028	29,793,326
Illinois State GO Bonds Series 2018 A (BBB-/Baa2)
350,000	5.000	05/01/2032	426,327
1,940,000	5.000	05/01/2033	2,361,621
5,280,000	5.000	05/01/2042	6,306,263
5,280,000	5.000	05/01/2043	6,297,179
Illinois State GO Bonds Series 2019 A (BBB-/Baa2)
2,000,000	5.000	11/01/2024	2,286,879
Illinois State GO Bonds Series 2019 B (BBB-/Baa2)
4,200,000	4.000	11/01/2038	4,856,174
Illinois State GO Bonds Series 2019 C (BBB-/Baa2)
10,825,000	4.000	11/01/2042	12,481,361
Illinois State GO Bonds Series 2020 (BBB-/Baa2)
1,575,000	5.500	05/01/2039	2,039,994
4,250,000	5.750	05/01/2045	5,515,207
Illinois State GO Bonds Series 2020 C (BBB-/Baa2)
11,965,000	4.250	10/01/2045	14,174,750
Illinois State GO Bonds Series 2021 A (BBB-/Baa2)
5,000,000	4.000	03/01/2041	5,858,896
8,000,000	5.000	03/01/2046	10,052,372
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	23,039,475
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,763,000	6.250	03/01/2034	1,764,619
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(e)
15,690,000	0.000	12/15/2032	12,214,583
2,800,000	0.000	12/15/2034	2,051,137
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(e)(h)
530,000	0.000	06/15/2030	469,436
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)(e)
9,370,000	0.000	06/15/2030	7,840,120
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(e)
6,455,000	0.000	06/15/2044	3,727,382
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BBB/NR)(e)
66,700,000	0.000	12/15/2056	24,395,492

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(e)
$18,400,000	0.000%	12/15/2056	$ 7,319,060
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(e)
70,000,000	0.000	12/15/2054	27,366,633
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
11,460,000	4.000	06/15/2050	13,186,151
1,340,000	5.000	06/15/2050	1,673,596
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)*
2,322,000	6.000	03/01/2036	1,892,430
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	870,031
1,010,000	4.750	10/01/2032	1,044,018
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	8,577,033
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(h)
5,000,000	7.625	11/01/2023	5,849,922
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa2)
630,000	6.630	02/01/2035	786,831
State of Illinois GO Bonds Series 2017 A (BBB-/Baa2)
9,500,000	4.250	12/01/2040	10,860,112
State of Illinois GO Bonds Series 2017 D (BBB-/Baa2)
4,910,000	3.250	11/01/2026	5,482,037
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa2)
3,000,000	5.000	10/01/2027	3,686,141
8,230,000	5.000	10/01/2028	10,322,332
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa2)
2,750,000	4.000	12/01/2033	3,115,296
7,950,000	4.250	12/01/2037	9,099,519
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(a)
380,000	5.000	01/01/2045	404,953
900,000	5.000	01/01/2055	952,211
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,900,000	5.000	01/01/2039	1,971,159
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB/NR)
540,000	4.125	10/01/2041	574,942
1,080,000	4.125	10/01/2046	1,144,443

			1,239,723,616

Indiana – 0.2%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,425,831
1,250,000	5.250	02/01/2034	1,363,790
1,500,000	5.000	02/01/2039	1,619,005
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
400,000	4.000	09/15/2049	444,727
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (NR/Ba1)
7,120,000	5.000	06/01/2039	7,311,213
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (NR/Ba1)
865,000	5.000	07/01/2055	979,292
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,777,081

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
$3,110,000	3.000%	11/01/2030	$ 3,347,428
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/Ba1)
2,250,000	3.000	11/01/2030	2,421,772
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/Ba1)
2,500,000	3.000	11/01/2030	2,690,858
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/WR)*
7,520,823	6.500	11/15/2031	150

			28,381,147

Iowa – 0.2%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
1,975,000	3.125	12/01/2022	2,015,528
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
2,050,000	4.000	05/15/2055	2,261,774
2,700,000	5.000	05/15/2055	3,151,345
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-2 (NR/NR)(e)
73,500,000	0.000	06/01/2065	13,538,737

			20,967,384

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,278,811
1,215,000	5.000	05/15/2029	1,340,573
2,850,000	5.000	05/15/2034	3,095,821
1,190,000	5.000	05/15/2050	1,264,651

			6,979,856

Kentucky – 0.3%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A/A1)
5,000,000	2.125	10/01/2034	5,086,195
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A/A1)
6,825,000	2.000	02/01/2032	6,933,156
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (A/A3)
700,000	4.000	06/01/2046	826,851
1,175,000	4.000	06/01/2051	1,381,065
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (A-/NR)
205,000	4.000	03/01/2046	231,578
130,000	4.000	03/01/2049	146,457
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	1,030,480
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,698,201
2,925,000	4.000	06/01/2045	3,255,517
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,120,667

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
$2,300,000	5.000%	08/01/2049	$ 2,828,937
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A1)(c)(d)
1,275,000	4.000	06/01/2025	1,435,687
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A/NR)
5,000,000	5.750	10/01/2042	5,536,586
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
6,000,000	3.000	10/01/2043	6,346,148

			39,857,525

Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
2,125,000	5.000	12/01/2034	2,359,417
2,375,000	5.000	12/01/2039	2,593,284
City of New Orleans Sewerage Service RB Series 2020 B (A/NR)
1,125,000	4.000	06/01/2050	1,295,177
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(a)
1,900,000	4.125	06/01/2039	2,070,717
2,300,000	4.375	06/01/2048	2,513,694
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200	06/01/2041	1,814,556
2,190,000	4.000	06/01/2051	2,305,409
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (BBB+/NR)(a)
8,790,000	5.000	04/01/2035	9,992,820
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	3,202,151
4,850,000	4.000	10/01/2041	5,501,772
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (A+/NR)
1,380,000	4.000	06/01/2050	1,598,461
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (AA/NR)
4,710,000	3.000	06/01/2050	5,033,992
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
9,770,000	5.000	07/01/2059	12,047,683
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A/A3)
12,725,000	4.000	05/15/2042	14,394,545
21,250,000	5.000	05/15/2046	25,429,442
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A2)
32,395,000	5.000	01/01/2045	36,817,491
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
4,850,000	5.000	01/01/2048	5,742,939
Parish of St. James RB for NuStar Logistics LP Series 2008 (BB-/Ba3)(a)(c)(d)
1,400,000	6.100	06/01/2030	1,849,042
Parish of St. James RB for NuStar Logistics LP Series 2010 (BB-/Ba3)(a)
2,375,000	6.350	07/01/2040	3,184,738
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(c)(d)
235,000	2.000	04/01/2023	240,378

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(c)(d)
$950,000	2.200%	07/01/2026	$ 993,118
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-2 (BBB-/Baa3)(c)(d)
13,250,000	2.375	07/01/2026	13,963,338
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,393,841

			157,338,005

Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (BBB+/Baa1)
1,000,000	4.000	01/01/2035	1,170,247
1,355,000	4.000	01/01/2036	1,580,593
850,000	4.000	01/01/2037	985,322
1,030,000	4.000	01/01/2038	1,191,417
800,000	4.000	01/01/2039	923,282
1,400,000	4.000	01/01/2040	1,613,182
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A+/A1)
4,000,000	5.000	07/01/2043	4,852,641
5,250,000	5.000	07/01/2048	6,335,134
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
2,080,000	4.000	07/01/2045	2,438,473
2,505,000	4.000	07/01/2050	2,922,883
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM) (AA/A1)
375,000	4.000	07/01/2037	454,482
325,000	4.000	07/01/2041	390,100
750,000	4.000	07/01/2046	890,696
700,000	4.000	07/01/2050	827,831

			26,576,283

Maryland – 0.6%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,211,346
1,500,000	5.000	09/01/2038	1,655,188
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (CCC/NR)
1,400,000	5.000	09/01/2028	1,465,453
860,000	5.000	09/01/2039	904,727
6,135,000	5.000	09/01/2046	6,464,186
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(a)
325,000	3.550	06/01/2034	329,384
200,000	3.700	06/01/2039	202,573
300,000	3.875	06/01/2046	304,170
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(a)
290,000	3.400	06/01/2034	303,951
310,000	3.450	06/01/2035	324,884
550,000	3.500	06/01/2039	576,572
1,650,000	3.625	06/01/2046	1,731,636
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,751,460
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
1,660,000	4.000	01/01/2045	1,863,032
2,370,000	4.000	01/01/2050	2,649,126

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
$4,980,000	4.000%	01/01/2045	$ 5,561,372
5,690,000	4.000	01/01/2050	6,328,609
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(a)
1,885,000	5.250	07/01/2048	2,115,873
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,765,000	4.000	07/01/2050	4,298,947
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (BB/NR)
2,375,000	5.000	06/01/2058	2,572,304
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (BBB-/NR)
925,000	4.000	07/01/2040	1,071,673
1,400,000	4.250	07/01/2050	1,625,635
1,175,000	5.000	07/01/2050	1,451,916
2,265,000	5.000	07/01/2056	2,785,458
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
3,050,000	5.000	06/01/2049	3,583,725
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (NR/NR)(a)
6,275,000	3.997	04/01/2034	6,790,656
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
1,000,000	4.000	07/01/2050	1,158,777
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
840,000	3.000	10/01/2034	886,342
500,000	4.000	10/01/2040	575,412
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (BBB-/NR)
650,000	4.000	06/01/2046	740,776
2,000,000	4.000	06/01/2051	2,271,872
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB+/Baa1)
2,100,000	5.000	07/01/2031	2,192,736

			69,749,771

Massachusetts – 0.5%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (AA/Aa1)
10,130,000	3.000	04/01/2044	10,694,106
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(a)
1,000,000	5.000	11/15/2033	1,129,311
900,000	5.000	11/15/2038	1,006,770
2,350,000	5.125	11/15/2046	2,617,987
Massachusetts Development Finance Agency RB for Merrimack College Series 2021 B (BBB-/NR)
1,660,000	4.000	07/01/2050	1,928,809
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,250,509
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
260,000	4.000	12/01/2042	285,434
280,000	5.000	12/01/2042	322,936
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(a)
1,000,000	5.000	07/15/2046	1,185,266

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Refunding for Southcoast Health System Obligated Group Series 2021 G (BBB+/Baa1)
$1,000,000	4.000%	07/01/2046	$ 1,181,613
1,900,000	5.000	07/01/2050	2,436,420
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
2,125,000	4.000	10/01/2045	2,498,520
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
2,125,000	5.000	07/01/2044	2,578,845
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(g)
(3 Mo. LIBOR + 0.57%),
5,390,000	0.688	05/01/2037	5,381,032
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(g)
(3 Mo. LIBOR + 0.57%),
1,040,000	0.688	05/01/2037	1,038,269
Massachusetts State GO Bonds Consolidated Loan Series 2020 E (AA/Aa1)
17,875,000	5.000	11/01/2050	23,037,250

			59,573,077

Michigan – 2.8%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(d)
53,570,536	4.000	04/01/2034	52,275,982
41,990,000	4.000	04/01/2034	40,975,295
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(d)
971,333	4.000	04/01/2034	948,447
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
465,000	5.500	04/01/2031	597,193
495,000	5.500	04/01/2032	633,815
370,000	5.500	04/01/2033	472,402
280,000	5.500	04/01/2034	356,500
300,000	5.500	04/01/2035	381,317
345,000	5.500	04/01/2036	437,278
365,000	5.500	04/01/2037	461,444
395,000	5.500	04/01/2038	498,316
555,000	5.500	04/01/2039	698,610
590,000	5.500	04/01/2040	741,508
1,360,000	5.500	04/01/2045	1,705,888
1,940,000	5.500	04/01/2050	2,424,427
City of Detroit GO Bonds Series 2021 A (BB-/Ba3)
1,925,000	4.000	04/01/2040	2,180,632
660,000	4.000	04/01/2042	743,597
6,550,000	5.000	04/01/2046	8,055,357
6,275,000	5.000	04/01/2050	7,686,554
City of Detroit GO Bonds Series 2021 B (BB-/Ba3)
1,145,000	2.960	04/01/2027	1,154,887
950,000	3.110	04/01/2028	955,598
450,000	3.244	04/01/2029	453,794
125,000	3.344	04/01/2030	126,214
475,000	3.644	04/01/2034	485,424
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
3,495,000	5.000	07/01/2037	3,920,264
15,335,000	5.000	07/01/2048	17,128,359
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A1)(g)
(3 Mo. LIBOR + 0.60%),
4,675,000	0.735	07/01/2032	4,674,513
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (AA-/A1)(h)
2,000,000	5.250	07/01/2022	2,101,809

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
	$3,200,000	5.000%	05/15/2037	$ 3,757,647
	1,400,000	5.000	05/15/2044	1,616,190
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
	1,425,000	5.000	11/01/2045	1,731,211
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (BBB-/NR)(f)
	475,000	4.000	11/15/2045	526,175
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (BBB-/NR)(f)
	1,725,000	4.000	11/15/2043	1,857,688
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
	2,800,000	5.000	11/15/2048	3,493,251
	20,975,000	4.000	11/15/2050	24,235,941
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
	10,275,000	4.000	02/15/2047	11,884,129
	24,000,000	4.000	02/15/2050	27,681,888
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
	2,175,000	5.000	07/01/2032	2,463,175
	1,750,000	5.000	07/01/2033	1,980,745
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
	355,000	5.000	07/01/2033	414,830
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
	2,600,000	5.000	07/01/2035	2,937,009
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (AA-/A1)
	1,250,000	5.000	07/01/2034	1,461,208
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A+/A2)
	2,100,000	5.000	07/01/2034	2,450,308
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
	750,000	5.000	07/01/2035	875,433
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (BB/NR)
	1,000,000	5.000	09/01/2040	1,147,993
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
	475,000	4.000	09/01/2045	542,646
	500,000	4.000	09/01/2050	568,609
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
	1,370,000	5.000	06/01/2049	1,672,392
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(e)
108,800,000		0.000	06/01/2065	14,602,004
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (BB+/NR)
	1,160,000	4.000	01/01/2031	1,324,799
	1,115,000	4.000	01/01/2041	1,251,605
	1,695,000	4.000	01/01/2051	1,874,019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
$22,545,000	4.125%	06/30/2035	$ 26,749,449
7,065,000	4.500	06/30/2048	8,365,437
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
1,875,000	5.000	05/15/2037	2,201,746
1,400,000	5.000	05/15/2044	1,616,191
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC-/NR)(e)
42,935,000	0.000	06/01/2052	4,751,303
Star International Academy RB Refunding Series 2020 (BBB/NR)
2,000,000	5.000	03/01/2030	2,271,092
3,480,000	5.000	03/01/2033	3,918,954
Tipton Academy Michigan Public School Academy RB Series 2021 (BB/NR)
5,155,000	4.000	06/01/2051	5,226,587

			320,727,078

Minnesota – 0.5%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
5,725,000	5.000	05/01/2048	7,086,334
2,300,000	4.000	05/01/2049	2,584,910
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (BBB-/NR)
365,000	4.000	12/01/2040	389,407
425,000	4.000	12/01/2050	449,972
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,581,557
3,750,000	6.000	06/15/2039	3,875,732
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
3,265,000	4.250	02/15/2048	3,731,679
23,575,000	5.250	02/15/2053	28,665,927
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
640,000	3.250	03/01/2025	668,809
660,000	4.000	03/01/2026	715,421
755,000	4.000	03/01/2029	819,014
1,260,000	4.000	03/01/2032	1,342,048
685,000	4.200	03/01/2034	732,661
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BB+/NR)
2,400,000	5.000	05/01/2047	2,601,636
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
425,000	4.000	12/01/2034	476,655
650,000	4.000	12/01/2040	720,999

			57,442,761

Mississippi – 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (A/Baa1)
6,400,000	2.375	06/01/2044	6,434,913

Missouri – 0.6%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(a)(d)
506,335	5.000	04/01/2023	81,165
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(a)(d)
2,556,427	5.000	04/01/2023	409,776

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (BBB-/Ba1)
$2,825,000	3.000%	03/01/2046	$ 2,941,127
950,000	4.000	03/01/2046	1,090,280
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Ba1)
1,925,000	5.000	03/01/2036	2,263,001
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(a)
4,750,000	5.250	12/01/2048	5,072,030
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
675,000	3.500	11/01/2040	684,145
1,150,000	4.250	11/01/2050	1,168,788
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 B (AMT) (AGM) (AA/A2)
13,905,000	5.000	03/01/2049	17,094,156
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2020 A (AMT) (AGM) (AA/A2)
4,730,000	5.000	03/01/2057	5,914,446
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(a)
1,000,000	5.000	04/01/2036	1,058,299
1,150,000	5.000	04/01/2046	1,204,774
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
2,430,000	5.000	09/01/2043	2,882,150
2,470,000	5.000	09/01/2048	2,913,719
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
1,495,000	5.000	09/01/2030	1,799,379
1,065,000	5.000	09/01/2031	1,277,064
1,330,000	5.000	09/01/2033	1,580,947
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
8,000,000	4.000	02/15/2054	9,157,506
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
400,000	3.000	10/01/2044	414,604
500,000	3.125	10/01/2049	519,949
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
650,000	3.000	05/01/2030	662,275
475,000	3.125	05/01/2035	479,269
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (A/NR)
1,195,000	5.000	04/01/2048	1,402,977
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,955,663
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
1,250,000	5.750	04/01/2027	325,000

			64,352,489

Nevada – 0.5%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
295,000	5.000	06/01/2022	305,403
255,000	5.000	06/01/2023	273,378
200,000	4.250	06/01/2024	216,303
130,000	5.000	06/01/2024	142,945

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
$295,000	4.250%	06/01/2037	$ 319,832
430,000	4.375	06/01/2042	464,232
495,000	4.500	06/01/2047	534,951
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
500,000	4.000	06/01/2039	549,847
1,400,000	4.000	06/01/2044	1,521,494
1,375,000	4.000	06/01/2049	1,486,702
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
950,000	5.000	12/01/2049	1,090,335
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
335,000	4.250	06/01/2034	376,373
455,000	4.500	06/01/2039	516,014
335,000	4.625	06/01/2043	378,270
585,000	4.625	06/01/2049	655,926
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(a)
550,000	2.500	06/15/2024	559,963
1,745,000	2.750	06/15/2028	1,817,453
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
815,000	5.100	03/01/2022	804,503
2,180,000	5.125	03/01/2025	2,036,830
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,337,751
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2030	844,679
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
635,000	5.000	07/01/2035	777,988
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,795,000	5.000	07/01/2043	3,401,053
26,275,000	4.000	07/01/2049	29,719,025
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,325,000	5.000	07/01/2029	1,680,283
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000	07/01/2045	3,057,680
2,825,000	5.000	07/01/2051	3,265,880

			59,135,093

New Hampshire – 1.1%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B/B2)(a)
1,800,000	2.950	04/01/2029	1,954,466
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B/B1)(a)(c)(d)
2,820,000	3.625	07/02/2040	3,010,883
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B/B1)(a)(c)(d)
4,890,000	3.750	07/02/2040	5,242,488
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (BBB+/NR)
8,950,000	4.000	01/01/2051	9,920,541
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (A/NR)
15,000,000	5.000	08/01/2059	24,190,152

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
$6,595,000	5.000%	08/01/2033	$ 8,312,289
6,930,000	5.000	08/01/2034	8,716,288
7,290,000	5.000	08/01/2035	9,153,125
7,660,000	5.000	08/01/2036	9,605,722
8,055,000	5.000	08/01/2037	10,080,331
8,470,000	5.000	08/01/2038	10,575,638
8,900,000	5.000	08/01/2039	11,086,346
9,360,000	5.000	08/01/2040	11,638,056

			123,486,325

New Jersey – 6.8%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
750,000	5.000	03/01/2032	902,973
1,010,000	5.000	03/01/2037	1,209,301
1,205,000	5.000	03/01/2042	1,432,047
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (AA/A2)
950,000	4.000	07/01/2053	1,122,593
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB/Baa2)
2,500,000	5.000	06/15/2026	2,585,240
1,000,000	5.000	06/15/2028	1,031,552
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa2)
1,000,000	4.750	06/15/2032	1,032,188
1,000,000	5.000	06/15/2037	1,033,200
1,000,000	5.125	06/15/2043	1,033,577
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BB+/Baa3)
3,500,000	4.000	07/01/2032	3,954,960
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB/NR)
1,000,000	5.375	01/01/2043	1,119,504
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2037	542,153
1,150,000	5.000	07/01/2047	1,231,759
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB/Baa1)
4,500,000	5.000	06/15/2041	5,376,186
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A+/A1)
4,725,000	3.000	08/01/2041	4,792,951
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
25,180,000	7.425	02/15/2029	32,654,489
New Jersey Economic Development Authority RB Series 2021 QQQ (BBB/Baa1)
1,400,000	4.000	06/15/2046	1,632,063
5,840,000	4.000	06/15/2050	6,780,532
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (B/Ba3)
7,500,000	5.500	04/01/2028	7,529,233
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (B+/Ba3)
8,500,000	5.250	09/15/2029	8,986,408
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (B+/Ba3)
5,000,000	5.625	11/15/2030	5,608,629
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (B+/Ba3)
5,000,000	5.625	11/15/2030	5,608,630

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (BBB/Baa1)
$2,470,000	5.000%	06/15/2047	$ 2,977,756
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB/Baa1)
5,000,000	5.000	06/15/2042	6,063,969
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BB+/Ba1)
3,450,000	4.000	07/01/2042	3,607,196
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (AA/A2)
1,110,000	3.250	07/01/2049	1,187,389
1,000,000	4.000	07/01/2050	1,148,154
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
3,350,000	3.000	07/01/2050	3,517,934
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2028	1,186,304
1,000,000	5.000	07/01/2029	1,180,661
900,000	5.000	07/01/2030	1,056,066
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,611,023
5,600,000	5.000	07/01/2046	6,475,628
New Jersey State Turnpike Authority RB Series 2021 A (A+/A2)
3,500,000	4.000	01/01/2042	4,204,772
4,750,000	4.000	01/01/2051	5,636,984
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(e)
134,205,000	0.000	12/15/2035	97,920,276
63,415,000	0.000	12/15/2036	44,936,002
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB/Baa1)(e)
41,545,000	0.000	12/15/2035	29,797,133
46,515,000	0.000	12/15/2038	30,323,738
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(e)
12,000,000	0.000	12/15/2026	11,125,694
9,240,000	0.000	12/15/2029	7,909,768
1,900,000	0.000	12/15/2034	1,404,862
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,938,882
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB/Baa1)
26,100,000	5.000	06/15/2038	29,194,163
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
2,525,000	5.250	06/15/2041	2,940,754
5,075,000	5.000	06/15/2045	5,837,040
1,750,000	5.000	06/15/2046	2,011,865
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(e)
11,150,000	0.000	12/15/2033	8,704,925
25,400,000	0.000	12/15/2034	19,287,414
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(e)
5,000,000	0.000	12/15/2027	4,555,292
24,445,000	0.000	12/15/2030	20,612,955
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB/Baa1)(e)
52,985,000	0.000	12/15/2036	36,863,259

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(e)
$2,625,000	0.000%	12/15/2033	$ 1,999,472
1,565,000	0.000	12/15/2036	1,088,818
36,240,000	0.000	12/15/2038	23,625,331
16,135,000	0.000	12/15/2039	10,169,105
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2010 A (BBB/Baa1)(e)
7,095,000	0.000	12/15/2040	4,326,358
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
1,610,000	4.000	12/15/2039	1,875,140
3,630,000	5.000	12/15/2039	4,547,519
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,765,000	5.000	06/15/2030	6,808,891
4,600,000	5.000	06/15/2031	5,418,418
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
6,120,000	4.000	12/15/2031	7,256,632
7,180,000	5.000	12/15/2033	9,001,948
6,070,000	5.000	12/15/2035	7,569,826
7,585,000	5.000	12/15/2036	9,434,556
5,275,000	4.250	12/15/2038	6,149,854
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (BBB/Baa1)
4,075,000	5.000	06/15/2038	5,215,649
4,975,000	3.000	06/15/2050	5,214,274
9,800,000	4.000	06/15/2050	11,378,291
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB/Baa1)
5,675,000	5.000	06/15/2034	7,106,114
20,000,000	5.250	06/15/2043	24,924,032
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB/Baa1)
8,010,000	4.000	06/15/2044	9,146,685
6,000,000	5.000	06/15/2044	7,358,280
3,075,000	3.500	06/15/2046	3,318,206
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
25,675,000	5.000	01/01/2048	30,192,578
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,650,000	5.000	06/01/2046	3,183,658
2,750,000	5.250	06/01/2046	3,368,149
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
33,620,000	5.000	06/01/2046	39,957,871
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(a)
10,055,000	6.750	12/01/2041	10,592,412

			763,646,093

New Mexico – 0.0%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (BB+/NR)
500,000	5.000	05/15/2044	562,832
1,000,000	5.000	05/15/2049	1,122,235
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
450,000	4.000	09/01/2033	519,431
375,000	4.000	09/01/2034	431,694
300,000	4.000	09/01/2035	344,778
1,125,000	4.000	09/01/2040	1,278,287

			4,259,257

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – 7.4%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
$1,240,000	3.000%	07/15/2043	$ 1,268,631
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (NR/Ba1)(e)
1,175,000	0.000	07/15/2046	591,553
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (NR/Ba1)
2,750,000	5.000	07/15/2025	3,229,377
2,575,000	5.000	07/15/2026	3,116,279
2,125,000	5.000	07/15/2028	2,584,219
3,105,000	5.000	07/15/2042	3,635,225
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (AA/NR)
2,820,000	4.000	04/01/2050	3,258,764
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (BBB-/NR)
375,000	4.000	06/15/2036	430,494
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(a)
3,875,000	5.000	12/01/2051	4,450,525
2,180,000	5.000	12/01/2055	2,486,372
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	06/15/2051	639,361
450,000	4.000	06/15/2056	485,651
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(a)
4,290,000	5.000	07/01/2045	5,297,200
5,175,000	5.000	07/01/2051	6,361,419
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(a)(e)
66,000,000	0.000	06/01/2060	3,507,042
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	775,021
865,000	5.000	07/01/2033	1,030,876
815,000	5.000	07/01/2035	969,411
640,000	5.000	07/01/2036	761,076
455,000	5.000	07/01/2038	538,940
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
2,100,000	5.250	07/01/2056	2,317,206
Metropolitan Transportation Authority RB 2013 B (BBB+/A3)
800,000	5.000	11/15/2038	856,133
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-2/MIG2)
4,750,000	5.000	02/01/2023	5,097,055
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
4,470,000	4.000	02/01/2022	4,566,519
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
645,000	5.000	11/15/2027	771,257
880,000	5.000	11/15/2028	1,047,812
Metropolitan Transportation Authority RB Green Bond Series 2019 B (BAM) (AA/A3)
5,840,000	5.000	11/15/2052	7,217,480
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (AA/A2)
16,500,000	4.000	11/15/2054	19,081,531
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (BBB+/A3)
7,095,000	5.000	11/15/2047	8,863,169

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
$36,010,000	4.750%	11/15/2045	$ 44,290,442
5,835,000	5.000	11/15/2050	7,272,560
24,755,000	5.250	11/15/2055	31,595,398
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (BBB+/A3)
26,150,000	5.000	11/15/2044	33,135,408
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (BBB+/A3)
1,700,000	4.000	11/15/2048	1,978,401
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
1,175,000	4.000	11/15/2049	1,364,549
46,815,000	4.000	11/15/2050	54,306,449
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
4,705,000	5.000	11/15/2033	6,134,525
9,415,000	4.000	11/15/2045	10,990,333
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 B (BBB+/A3)
1,655,000	5.000	11/15/2025	1,964,648
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (BBB+/A3)
2,555,000	4.000	11/15/2032	3,000,396
950,000	4.000	11/15/2035	1,107,836
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (BBB+/A3)(e)
650,000	0.000	11/15/2040	404,866
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
545,000	5.000	11/15/2027	662,380
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
740,000	5.000	11/15/2029	892,599
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
3,635,000	5.000	11/15/2029	4,251,175
1,850,000	5.250	11/15/2031	2,186,526
Metropolitan Transportation Authority RB Series 2013 A (BBB+/A3)
4,320,000	5.000	11/15/2043	4,611,161
Metropolitan Transportation Authority RB Series 2013 E (BBB+/A3)
2,120,000	5.000	11/15/2038	2,307,988
Metropolitan Transportation Authority RB Series 2014 A-1 (BBB+/A3)
505,000	5.250	11/15/2039	553,562
1,895,000	5.000	11/15/2044	2,054,554
Metropolitan Transportation Authority RB Series 2016 C-1 (BBB+/A3)
595,000	5.000	11/15/2028	719,812
7,120,000	5.000	11/15/2034	8,489,677
Metropolitan Transportation Authority RB Subseries 2014 D-1 (BBB+/A3)
2,115,000	5.000	11/15/2039	2,375,128
Metropolitan Transportation Authority RB Subseries 2015 A-1 (BBB+/A3)
490,000	5.000	11/15/2025	571,428
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (WD/NR)(e)
202,665,000	0.000	06/01/2060	15,796,176
New York City GO Bonds Series 2018 E-1 (AA/Aa2)
5,000,000	5.000	03/01/2044	6,113,956
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,075,411
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (AA/A2)
1,500,000	3.000	01/01/2046	1,615,286

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
$2,545,000	3.000%	03/01/2049	$ 2,707,778
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
1,975,000	3.000	03/01/2049	2,033,404
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (BBB/Baa2)
1,000,000	5.000	08/01/2040	1,137,634
New York City Transitional Finance Authority Future Tax Secured RB Subseries 2013 C-4 (AAA/Aa1)(c)(d)
25,660,000	0.030	07/01/2021	25,660,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(c)(d)
26,000,000	0.010	07/02/2021	26,000,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries B-1 (AAA/Aa1)
5,110,000	4.000	11/01/2045	6,038,197
New York City Water & Sewer System RB Series 2020 GG-1 (AA+/Aa1)
10,000,000	4.000	06/15/2050	11,768,288
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(e)
178,305,000	0.000	06/01/2060	11,324,596
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(a)
18,700,000	5.000	11/15/2044	20,705,691
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)
1,250,000	2.625	09/15/2069	1,291,815
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)
1,430,000	2.800	09/15/2069	1,467,254
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (BBB-/NR)
750,000	5.000	07/01/2051	899,082
New York State Dormitory Authority RB for NYU Langone Hospitals Obligated Group Series 2020 A (A/A3)
37,050,000	4.000	07/01/2050	43,397,236
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
150,000	3.560	07/01/2026	159,128
150,000	3.670	07/01/2027	159,869
60,000	3.760	07/01/2028	64,200
300,000	3.820	07/01/2029	318,607
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
615,000	4.000	07/01/2031	707,985
870,000	4.000	07/01/2032	997,994
925,000	4.000	07/01/2033	1,057,758
845,000	4.000	07/01/2035	962,094
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (AA/A2)
6,645,000	3.000	09/01/2050	6,993,507
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
6,485,000	4.000	09/01/2045	7,463,779
6,170,000	4.000	09/01/2050	7,079,425
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(a)(c)(d)
1,685,000	2.875	12/03/2029	1,824,541
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(c)(d)
2,905,000	2.750	09/02/2025	3,070,121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
$1,245,000	5.000%	01/01/2029	$ 1,543,435
7,050,000	5.000	01/01/2030	8,708,989
795,000	5.000	01/01/2031	978,741
5,250,000	5.000	01/01/2033	6,431,409
5,565,000	4.000	01/01/2036	6,386,073
10,000,000	5.000	01/01/2036	12,180,876
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
9,320,000	4.000	10/01/2030	11,262,090
9,625,000	5.000	10/01/2035	12,475,250
13,230,000	5.000	10/01/2040	16,872,988
20,005,000	4.375	10/01/2045	24,031,957
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (BBB-/NR)
2,850,000	4.000	10/31/2046	3,339,523
16,645,000	4.000	04/30/2053	19,404,340
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
1,080,000	5.000	12/01/2030	1,418,495
845,000	5.000	12/01/2033	1,096,313
750,000	5.000	12/01/2035	968,868
660,000	5.000	12/01/2037	848,908
660,000	4.000	12/01/2039	782,860
950,000	4.000	12/01/2042	1,118,928
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
1,600,000	4.000	12/01/2039	1,928,525
1,975,000	4.000	12/01/2040	2,374,472
1,740,000	4.000	12/01/2041	2,088,185
1,695,000	4.000	12/01/2042	2,023,767
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,010,000	4.000	07/01/2035	5,498,399
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
9,480,000	4.000	07/01/2033	10,294,069
5,025,000	5.000	07/01/2034	5,661,844
2,500,000	4.000	07/01/2041	2,702,280
4,540,000	5.000	07/01/2041	5,106,260
10,000,000	4.000	07/01/2046	10,794,881
21,200,000	5.250	01/01/2050	23,989,914
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
5,600,000	5.000	08/01/2026	5,620,257
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
8,150,000	5.250	08/01/2031	9,813,544
5,990,000	5.375	08/01/2036	7,678,174
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
12,250,000	5.000	07/01/2046	13,763,778
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,648,099

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
$490,000	4.000%	12/01/2032	$ 577,722
590,000	4.000	12/01/2033	693,620
490,000	4.000	12/01/2034	574,809
505,000	4.000	12/01/2035	591,312
610,000	4.000	12/01/2036	713,217
740,000	4.000	12/01/2037	862,980
490,000	4.000	12/01/2038	570,216
1,470,000	3.000	12/01/2039	1,569,492
980,000	3.000	12/01/2040	1,044,636
1,960,000	4.000	12/01/2049	2,232,128
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
405,000	4.000	07/01/2039	436,372
4,835,000	3.000	07/01/2044	4,589,851
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (A+/Aa3)
11,635,000	4.000	07/15/2046	13,848,679
6,000,000	4.000	07/15/2051	7,105,843
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (A+/Aa3)
4,735,000	4.000	07/15/2055	5,506,937
5,685,000	4.000	07/15/2060	6,581,298
Port Authority of New York & New Jersey RB Refunding Series 223rd (AMT) (A+/Aa3)
1,650,000	5.000	07/15/2056	2,093,390
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
700,000	5.000	09/01/2038	900,962
955,000	5.000	09/01/2039	1,226,272
945,000	4.000	09/01/2040	1,122,602
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
4,375,000	5.000	11/01/2046	5,076,886
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	562,970
610,000	5.000	10/15/2049	711,057
530,000	5.000	10/15/2054	615,673
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (BB/NR)
725,000	5.000	10/15/2040	873,013
1,325,000	5.000	10/15/2050	1,564,231

			836,430,870

North Carolina – 0.8%
City of Charlotte Airport Special Facilities RB Refunding Series 2021 A (AA-/Aa3)
15,000,000	3.000	07/01/2046	16,271,040
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,370,000	5.000	12/31/2037	1,526,630
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)(h)
3,800,000	4.750	03/01/2022	3,912,830
2,000,000	5.000	03/01/2022	2,062,698
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (BBB/NR)
365,000	4.000	09/01/2046	422,985
950,000	4.000	09/01/2051	1,095,370

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
$1,000,000	4.000%	03/01/2041	$ 1,105,161
4,000,000	4.000	03/01/2051	4,371,506
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
950,000	5.000	10/01/2045	1,074,691
1,310,000	5.000	10/01/2050	1,477,929
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
6,325,000	3.000	07/01/2045	6,681,791
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,597,161
1,650,000	5.000	07/01/2039	1,867,086
1,035,000	4.000	07/01/2044	1,092,267
1,160,000	5.000	07/01/2044	1,302,121
2,000,000	5.000	07/01/2049	2,238,044
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/2030	1,028,011
2,000,000	5.000	09/01/2037	2,164,448
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
10,350,000	5.000	01/01/2049	13,028,289
4,250,000	4.000	01/01/2055	4,930,189
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
16,000,000	5.000	01/01/2049	19,573,664
5,450,000	4.000	01/01/2055	6,180,650

			95,004,561

Ohio – 3.6%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
770,000	4.000	06/01/2037	928,759
1,025,000	4.000	06/01/2038	1,231,120
1,000,000	4.000	06/01/2039	1,196,279
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
12,530,000	3.000	06/01/2048	13,309,890
4,185,000	4.000	06/01/2048	4,891,182
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
101,450,000	5.000	06/01/2055	118,509,619
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(e)
121,740,000	0.000	06/01/2057	19,929,045
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,653,739
2,700,000	5.250	11/01/2047	2,938,898
2,320,000	5.250	11/01/2050	2,521,178
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (B/Ba3)
22,490,000	5.375	09/15/2027	22,575,754
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
550,000	4.000	09/01/2040	594,550
825,000	4.000	09/01/2045	882,689
1,075,000	5.000	09/01/2049	1,244,416
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
8,280,000	5.250	11/15/2055	9,264,174

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
$29,500,000	8.223%	02/15/2040	$ 39,897,608
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	7,333,529
7,500,000	5.000	02/15/2042	8,735,435
7,500,000	4.750	02/15/2047	8,342,554
1,500,000	5.000	02/15/2057	1,729,641
1,000,000	5.500	02/15/2057	1,185,293
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
9,400,000	5.000	12/01/2051	11,058,138
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,087,765
1,610,000	5.000	01/01/2046	1,677,250
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,293,475
Northeast Ohio Medical University RB Refunding Series 2021 A (NR/Baa2)
450,000	3.000	12/01/2040	471,883
200,000	4.000	12/01/2045	228,694
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(a)
2,075,000	3.750	01/15/2028	2,321,246
2,880,000	4.250	01/15/2038	3,334,402
18,110,000	4.500	01/15/2048	21,246,413
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (NR/Ba1)
4,140,000	3.250	09/01/2029	4,532,394
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
4,790,000	5.000	12/01/2050	5,603,197
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(a)
1,075,000	5.000	12/01/2033	1,171,675
2,085,000	5.000	12/01/2038	2,247,154
5,000,000	5.000	12/01/2048	5,318,389
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A/A2)
6,650,000	3.000	01/15/2045	7,058,518
31,660,000	4.000	01/15/2050	36,558,150
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(a)
2,095,000	4.250	12/01/2050	2,136,343
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(a)
4,725,000	6.500	12/01/2030	5,360,296
10,000,000	7.000	12/01/2042	11,297,977

			401,898,711

Oklahoma – 0.7%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
1,075,000	4.000	09/01/2045	1,225,193
6,000,000	5.000	09/01/2045	7,427,691
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
2,400,000	4.000	08/15/2052	2,666,938
2,500,000	4.125	08/15/2057	2,791,513
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
15,000,000	5.500	08/15/2052	18,537,685
9,500,000	5.500	08/15/2057	11,712,103

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
$2,680,000	5.500%	12/01/2035	$ 2,894,428
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	26,244,258
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(c)(d)
9,070,000	5.000	06/01/2025	10,247,324

			83,747,133

Oregon – 0.2%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	144,173
225,000	5.375	11/15/2055	250,183
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
1,875,000	5.000	08/15/2045	2,403,572
3,850,000	4.000	08/15/2050	4,496,659
2,850,000	5.000	08/15/2050	3,636,422
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (AA/NR)
5,000,000	4.000	08/15/2045	5,918,280
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
1,750,000	5.000	10/01/2040	2,194,675
Oregon State Facilities Authority RB Refunding for Willamette University Series 2021 A (BBB/Baa2)
4,700,000	4.000	10/01/2051	5,480,032
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(a)
860,000	5.000	11/01/2039	1,044,909
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
1,440,000	5.000	11/15/2046	1,686,897

			27,255,802

Pennsylvania – 3.1%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,552,194
1,000,000	5.000	09/01/2035	1,030,919
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
32,000,000	4.000	04/01/2044	36,351,254
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B-/B3)
3,900,000	4.875	11/01/2024	4,255,478
2,500,000	5.125	05/01/2030	3,019,226
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(a)
2,000,000	5.000	05/01/2027	2,396,778
1,400,000	5.000	05/01/2032	1,651,129
6,950,000	5.000	05/01/2042	8,079,431
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(a)
250,000	5.000	05/01/2028	304,534
1,000,000	5.000	05/01/2033	1,201,225
2,750,000	5.000	05/01/2042	3,280,014
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,532,040

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (BB-/WR)
$950,000	5.000%	11/01/2029	$ 1,055,056
1,745,000	5.000	11/01/2030	1,928,395
1,425,000	5.000	11/01/2034	1,561,075
7,850,000	4.000	11/01/2047	7,775,756
8,745,000	5.000	11/01/2047	9,407,270
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (BB+/NR)
4,150,000	4.000	07/01/2046	4,651,652
6,600,000	4.000	07/01/2051	7,355,163
4,005,000	5.000	07/01/2054	4,863,227
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
1,150,000	5.000	10/01/2037	1,302,418
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Ba2)
500,000	5.000	08/01/2035	527,996
1,000,000	5.000	08/01/2045	1,049,728
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,047,540
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
1,900,000	5.000	06/01/2034	2,335,836
1,900,000	5.000	06/01/2035	2,332,987
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,884,950
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(g)
	(3 Mo. LIBOR + 0.55%),
645,000	0.668	11/01/2026	647,392
Cumberland County Municipal Authority RB Refunding Series 2015 (BBB+/NR)
1,355,000	5.000	01/01/2038	1,505,222
Cumberland County Municipal Authority RB Refunding Series 2015 (NR/NR)(h)
145,000	5.000	01/01/2025	167,593
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(a)
5,100,000	5.875	10/15/2040	6,034,659
14,000,000	6.250	10/15/2053	16,624,611
Doylestown Hospital Authority RB Series 2019 A (BBB-/Ba1)
1,250,000	4.000	07/01/2045	1,377,864
2,375,000	5.000	07/01/2049	2,813,474
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,192,380
900,000	5.000	12/01/2048	970,182
1,750,000	5.000	12/01/2053	1,882,703
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(g)
	(3 Mo. LIBOR + 0.77%),
52,950,000	0.888	05/01/2037	51,656,193
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
1,300,000	4.000	06/01/2044	1,506,228
2,300,000	5.000	06/01/2044	2,864,211
5,700,000	4.000	06/01/2049	6,546,507
4,225,000	5.000	06/01/2049	5,237,573
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,429,478
1,500,000	5.000	04/01/2033	1,526,746

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
$750,000	5.000%	03/01/2045	$ 842,335
1,000,000	5.000	03/01/2050	1,120,321
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (BBB-/NR)
300,000	5.000	03/01/2033	366,420
315,000	5.000	03/01/2034	383,866
450,000	4.000	03/01/2035	501,447
465,000	4.000	03/01/2036	516,037
275,000	4.000	03/01/2037	304,552
335,000	4.000	03/01/2039	369,494
250,000	4.000	03/01/2040	275,481
250,000	4.000	03/01/2041	274,761
625,000	4.000	03/01/2046	683,781
675,000	4.000	03/01/2051	736,140
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (A-/NR)
2,365,000	5.000	11/15/2045	2,862,521
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,900,000	5.000	11/01/2044	2,142,545
2,100,000	5.000	11/01/2049	2,360,261
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
945,000	5.000	05/01/2044	1,127,088
1,245,000	5.000	05/01/2049	1,477,289
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)*(a)
78,146	5.750	06/01/2036	78,146
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (BBB+/NR)(f)
1,875,000	4.000	07/01/2046	2,086,168
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(g)
	(3 Mo. LIBOR + 0.60%),
9,705,000	0.735	07/01/2027	9,636,086
	(3 Mo. LIBOR + 0.65%),
10,850,000	0.785	07/01/2039	10,015,798
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BB/NR)
4,000,000	5.000	05/01/2042	4,124,609
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
4,380,000	5.000	05/01/2046	5,569,537
10,145,000	4.000	05/01/2050	11,880,186
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
365,000	5.000	07/01/2031	414,224
400,000	5.000	07/01/2035	450,508
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
3,875,000	5.250	06/01/2047	4,766,198
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	2,443,752
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (BBB-/NR)
310,000	5.000	08/01/2040	370,403
975,000	5.000	08/01/2050	1,145,249
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(a)
2,860,000	5.000	06/15/2050	3,337,858

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (BBB-/Ba1)
$2,000,000	5.625%	07/01/2042	$ 2,088,784
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	592,361
2,000,000	5.000	07/01/2029	2,359,980
3,000,000	5.000	07/01/2030	3,527,494
2,615,000	5.000	07/01/2031	3,057,360
1,000,000	5.000	07/01/2032	1,167,548
4,425,000	5.000	07/01/2033	5,155,259
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
530,000	5.000	11/15/2021	532,855
2,450,000	5.000	11/15/2028	2,521,040
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,295,893
2,325,000	5.000	01/01/2038	2,722,264
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
475,000	5.000	10/01/2039	543,185
1,125,000	5.000	10/01/2049	1,264,640
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB-/WR)
4,600,000	5.000	11/01/2044	4,661,188
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,092,371
1,000,000	5.000	07/01/2035	1,099,299
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
1,320,000	4.000	07/01/2037	1,571,562

			347,632,431

Puerto Rico – 7.5%
Commonwealth of Puerto Rico Public Improvement GO Unlimited Refunding Bonds Series 2011 E (NR/Ca)*
2,000,000	6.000	07/01/2029	1,825,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(a)
20,000,000	5.000	07/01/2035	24,473,160
20,750,000	5.000	07/01/2047	24,827,583
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
535,000	4.250	07/01/2025	558,530
115,000	4.500	07/01/2027	120,400
420,000	5.000	07/01/2030	442,215
1,150,000	5.000	07/01/2033	1,210,826
8,710,000	5.125	07/01/2037	9,183,626
24,605,000	5.250	07/01/2042	25,979,435
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (NR/Ca)*
115,000	5.250	07/01/2030	105,800
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)*
96,730,000	8.000	07/01/2035	80,044,075
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)*
5,185,000	5.500	07/01/2039	4,562,800
13,825,000	5.000	07/01/2041	11,595,719
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	389,729

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC ) (NR/C)
$28,730,000	5.250%	07/01/2038	$ 31,089,115
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
1,860,000	5.250	07/01/2033	2,094,119
680,000	5.250	07/01/2034	758,638
6,675,000	5.250	07/01/2036	7,260,909
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/C)*
215,000	5.000	07/01/2028	33,862
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,585,000	5.500	07/01/2023	1,666,615
2,050,000	5.500	07/01/2027	2,240,037
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)*
4,000,000	5.250	07/01/2032	3,680,000
4,035,000	5.250	07/01/2037	3,712,200
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (NR/Ca)*
155,000	6.000	07/01/2035	135,044
205,000	6.500	07/01/2040	183,218
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (D/NR)*
130,000	4.625	07/01/2030	125,612
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(g)
	(3 Mo. LIBOR + 0.52%),
52,372,000	0.655	07/01/2029	48,982,861
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
1,250,000	5.250	07/01/2032	1,346,077
435,000	5.250	07/01/2035	468,517
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (D/NR)*
155,000	3.625	07/01/2021	144,925
60,000	3.750	07/01/2022	55,575
390,000	3.875	07/01/2023	361,725
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (NR/NR)*
215,000	3.300	07/01/2019	198,606
80,000	3.500	07/01/2020	74,800
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/Ca)*
1,000	5.000	07/01/2024	929
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)*
80,000	4.375	07/01/2021	77,500
100,000	4.375	07/01/2022	96,625
65,000	5.000	07/01/2022	63,050
190,000	4.500	07/01/2023	183,587
125,000	5.000	07/01/2024	121,250
90,000	4.625	07/01/2025	86,963
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
65,000	3.700	07/01/2017	60,044
1,230,000	5.000	07/01/2017	1,180,800
145,000	4.250	07/01/2018	137,206
3,130,000	5.000	07/01/2019	3,012,625
260,000	4.250	07/01/2020	248,950
25,000	5.250	07/01/2020	24,281
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (D/NR)*
1,295,000	5.000	07/01/2032	1,256,150
1,385,000	5.000	07/01/2037	1,343,450

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (NR/NR)*
$300,000	4.200%	07/01/2019	$ 285,375
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (D/NR)*
3,765,000	5.250	07/01/2033	3,661,462
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (NR/NR)*
2,000,000	5.500	07/01/2020	1,947,500
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/Ca)*
4,000	5.250	07/01/2027	3,730
4,000	5.250	07/01/2028	3,730
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA-1 (D/NR)*
130,000	5.250	07/01/2023	126,425
1,485,000	5.250	07/01/2027	1,444,163
2,115,000	5.250	07/01/2028	2,056,837
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA-1 (D/NR)*
90,000	5.400	07/01/2028	85,162
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA-1 (D/NR)*
80,000	5.000	07/01/2022	77,600
90,000	4.250	07/01/2023	86,962
60,000	4.500	07/01/2023	57,975
50,000	4.600	07/01/2024	48,313
210,000	4.625	07/01/2025	202,913
900,000	5.000	07/01/2025	873,000
25,000	5.000	07/01/2026	24,250
40,000	4.800	07/01/2027	38,650
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (D/NR)*
1,175,000	5.950	07/01/2030	1,117,719
4,620,000	6.050	07/01/2032	4,394,775
115,000	6.250	07/01/2040	109,537
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)*
20,000	4.875	07/01/2027	19,325
7,590,000	5.250	07/01/2040	7,381,275
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (D/NR)*
2,130,000	6.125	07/01/2040	2,026,162
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (D/NR)*
1,905,000	4.800	07/01/2029	1,840,706
14,720,000	5.000	07/01/2042	14,278,400
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
715,000	7.250	07/01/2030	714,106
5,210,000	7.000	07/01/2033	5,190,462
6,190,000	7.000	07/01/2040	6,166,788
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)*
747,236	10.000	07/01/2019	767,785
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)*
747,235	10.000	07/01/2019	767,784
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
5,036,850	10.000	01/01/2021	5,162,771
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
5,036,850	10.000	07/01/2021	5,200,548
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
1,678,950	10.000	01/01/2022	1,729,319
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
1,678,950	10.000	07/01/2022	1,729,319
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
2,000,000	5.250	07/01/2041	2,165,158
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
2,395,000	5.250	07/01/2035	2,603,433

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
$470,000	5.250%	07/01/2032	$ 535,875
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
100,000	5.500	07/01/2029	117,883
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
185,000	5.500	07/01/2031	216,783
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,455,000	5.500	07/01/2029	2,894,038
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
330,000	5.500	07/01/2026	383,527
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
3,825,000	5.250	07/01/2031	4,133,979
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
320,000	5.250	07/01/2034	357,006
27,260,000	5.250	07/01/2036	29,648,301
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,570,000	5.250	07/01/2033	1,709,425
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NR/C)*
3,400,000	5.500	07/01/2024	1,802,000
5,565,000	5.500	07/01/2026	2,949,450
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
4,920,000	4.750	07/01/2038	5,004,109
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NR/C)*
420,000	5.000	07/01/2038	222,600
Puerto Rico Highway & Transportation Authority RB Series 2003 G (NR/C)*
885,000	5.000	07/01/2042	469,050
Puerto Rico Highway & Transportation Authority RB Series 2005 K (NR/C)*
1,900,000	5.000	07/01/2024	1,007,000
9,425,000	5.000	07/01/2030	4,995,250
Puerto Rico Highway & Transportation Authority RB Series 2007 M (NR/C)*
940,000	5.000	07/01/2025	498,200
945,000	5.000	07/01/2026	500,850
1,850,000	5.000	07/01/2027	980,500
2,825,000	5.000	07/01/2037	1,497,250
Puerto Rico Highway & Transportation Authority RB Series 2007 M (NR/WR)*
445,000	4.125	07/01/2019	235,850
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(e)
4,785,000	0.000	07/01/2034	2,719,114
3,850,000	0.000	07/01/2035	2,087,268
2,785,000	0.000	07/01/2037	1,366,011
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (NR/Ca)*
1,000,000	6.125	07/01/2023	1,032,500

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
$4,313,000	0.000%	07/01/2031	$ 3,476,991
10,295,000	0.000	07/01/2033	7,730,732
87,330,000	0.000	07/01/2046	28,719,396
133,120,000	0.000	07/01/2051	31,709,317
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
137,486,000	4.329	07/01/2040	154,095,629
562,000	4.536	07/01/2053	630,789
12,699,000	4.784	07/01/2058	14,462,568
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,363,001
3,447,000	4.550	07/01/2040	3,914,561
30,365,000	4.750	07/01/2053	34,495,809
104,634,000	5.000	07/01/2058	120,602,917

			843,779,711

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC-/NR)(e)
124,220,000	0.000	06/01/2052	19,243,442

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,963,000	6.875	11/01/2035	2,970,056
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
2,365,000	5.000	11/15/2047	2,737,375
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A/A2)
7,790,000	5.250	12/01/2055	9,191,130
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
2,250,000	4.000	04/15/2045	2,635,315
2,000,000	3.000	04/15/2049	2,105,150

			19,639,026

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (BBB-/NR)
1,050,000	4.000	08/01/2056	1,170,994
1,450,000	4.000	08/01/2061	1,603,588

			2,774,582

Tennessee – 0.3%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
2,200,000	4.000	08/01/2044	2,507,938
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-2 (BBB+/Baa1)
1,900,000	5.000	08/01/2049	2,336,948
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/A3)
5,230,000	4.000	07/01/2040	5,991,007
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/A3)
1,500,000	5.000	08/15/2042	1,562,415

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
$2,500,000	5.000%	07/01/2040	$ 2,993,120
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
315,000	5.000	10/01/2029	374,232
230,000	5.000	10/01/2034	276,726
375,000	5.000	10/01/2039	446,698
450,000	5.000	10/01/2048	528,647
Metropolitan Nashville Airport Authority (The) RB Series 2019 B (AMT) (A/A2)
7,450,000	5.000	07/01/2054	9,221,634
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(a)
850,000	5.125	06/01/2036	982,088
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)(h)
2,000,000	5.375	12/01/2022	2,144,869

			29,366,322

Texas – 4.8%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(a)
650,000	4.250	09/01/2023	669,881
500,000	4.625	09/01/2028	565,270
2,340,000	5.125	09/01/2038	2,710,875
2,580,000	5.250	09/01/2047	2,960,791
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (BB/NR)
305,000	4.000	08/15/2036	338,223
560,000	4.000	08/15/2041	616,541
810,000	4.000	08/15/2046	885,811
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (BB+/NR)
1,480,000	5.000	01/01/2029	1,699,196
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/2035	2,164,856
2,435,000	5.000	12/01/2040	2,638,104
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000	09/15/2051	10,151,584
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A-/Baa1)
3,900,000	5.000	01/01/2045	4,457,606
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
1,600,000	5.000	01/01/2040	1,852,543
2,465,000	5.000	01/01/2046	2,855,386
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A-/Baa1)
2,575,000	5.000	01/01/2045	3,224,692
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(a)
2,190,000	6.500	09/01/2048	2,583,027
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(a)
5,900,000	5.125	11/01/2033	6,521,385
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(a)
430,000	3.750	09/01/2040	451,434
1,490,000	4.000	09/01/2050	1,567,091

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(a)
$400,000	5.500%	09/01/2046	$ 468,798
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,329,154
1,700,000	5.750	09/01/2047	1,995,263
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(a)
2,380,000	4.250	09/01/2049	2,567,227
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(a)
1,800,000	4.125	09/01/2050	1,874,564
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,815,000	7.500	09/01/2045	4,105,557
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Area #1 Project Series 2015 (NR/NR)
1,710,000	6.250	09/01/2045	1,808,054
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(a)
215,000	4.750	09/01/2031	217,373
450,000	4.250	09/01/2041	457,417
370,000	5.250	09/01/2041	375,800
550,000	4.500	09/01/2050	558,951
500,000	5.500	09/01/2050	506,173
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
242,000	4.125	09/15/2026	242,174
261,000	4.750	09/15/2031	261,337
900,000	4.250	09/15/2041	895,119
500,000	5.000	09/15/2041	497,446
1,400,000	4.500	09/15/2051	1,402,189
650,000	5.250	09/15/2051	650,965
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(a)
692,000	3.875	08/15/2040	720,838
994,000	4.125	08/15/2050	1,034,409
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(a)
1,360,000	4.250	08/15/2049	1,471,752
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(a)
910,000	4.350	08/15/2039	934,228
1,920,000	4.500	08/15/2048	1,971,091
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
2,050,000	3.250	08/15/2043	2,151,529
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,875,061
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,541,594
2,435,000	5.000	09/01/2044	2,739,329
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
2,235,000	4.500	09/01/2032	2,574,763
4,715,000	4.500	09/01/2038	5,331,988

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(a)
$2,450,000	4.375%	09/01/2049	$ 2,693,044
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
1,000,000	4.000	09/01/2056	1,020,225
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
1,500,000	5.000	08/15/2043	1,786,120
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(a)
575,000	3.625	09/15/2041	582,829
445,000	4.000	09/15/2050	456,621
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(a)
1,405,000	4.625	09/01/2039	1,582,077
900,000	4.750	09/01/2044	1,005,172
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(a)
1,310,000	3.625	09/01/2040	1,334,343
400,000	4.000	09/01/2046	412,695
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(a)
1,225,000	4.875	09/01/2044	1,379,111
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	1,045,821
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(a)
580,000	4.250	09/15/2039	637,219
2,415,000	4.500	09/15/2049	2,647,076
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(a)
850,000	5.000	09/15/2049	949,178
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(a)
1,890,000	4.000	09/01/2054	1,996,888
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
700,000	3.500	09/15/2041	704,764
830,000	4.125	09/15/2041	835,464
900,000	4.000	09/15/2051	928,920
1,125,000	4.375	09/15/2051	1,132,309
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(a)
295,000	4.500	09/15/2040	329,588
525,000	4.625	09/15/2049	583,323
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(a)
780,000	4.250	09/15/2039	872,661
2,950,000	4.375	09/15/2049	3,272,264
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(a)
585,000	3.625	09/15/2041	589,954
820,000	4.000	09/15/2051	839,309
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(a)
1,155,000	5.750	09/15/2039	1,299,383
2,055,000	6.000	09/15/2049	2,306,257
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(a)
2,405,000	5.875	09/15/2039	2,704,580
5,200,000	5.125	09/15/2048	5,860,285
3,830,000	6.125	09/15/2048	4,302,476

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(a)
$130,000	4.125%	09/15/2031	$ 131,635
420,000	4.500	09/15/2041	427,898
1,540,000	4.125	09/15/2051	1,569,514
510,000	4.750	09/15/2051	520,307
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(a)
550,000	5.250	09/01/2040	605,415
355,000	5.625	09/01/2040	390,576
560,000	4.125	09/01/2049	619,831
1,510,000	5.375	09/01/2050	1,653,878
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(a)
1,175,000	3.750	09/01/2040	1,233,568
1,060,000	4.000	09/01/2050	1,111,382
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(a)
1,355,000	4.125	09/01/2048	1,435,460
1,465,000	4.500	09/01/2048	1,572,693
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(a)
2,465,000	4.875	09/01/2048	2,772,559
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(a)
1,035,000	4.375	09/01/2049	1,145,234
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(a)
126,000	3.875	09/01/2040	134,564
175,000	4.125	09/01/2050	187,188
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	457,673
835,000	5.000	09/01/2049	947,971
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(a)
401,000	4.000	09/01/2051	414,540
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(a)
2,205,000	4.500	09/01/2039	2,426,630
1,185,000	5.500	09/01/2039	1,352,879
1,490,000	4.750	09/01/2049	1,635,625
2,140,000	5.750	09/01/2049	2,438,482
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(a)
750,000	3.750	09/01/2040	807,971
1,250,000	4.000	09/01/2050	1,352,546
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(a)
809,000	3.375	09/15/2041	799,036
565,000	4.000	09/15/2051	580,315
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(a)
1,195,000	3.875	09/15/2040	1,256,382
1,780,000	4.125	09/15/2050	1,868,956
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(a)
110,000	4.375	09/15/2030	115,677
500,000	4.125	09/15/2040	535,633
1,520,000	4.375	09/15/2050	1,624,897
600,000	5.125	09/15/2050	641,832
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(a)
1,760,000	4.750	09/15/2049	1,939,353

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(a)
$1,070,000	3.750%	09/15/2040	$ 1,125,278
1,490,000	4.000	09/15/2050	1,564,891
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375	09/01/2040	726,162
1,500,000	5.625	09/01/2050	1,644,960
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
240,000	4.500	09/01/2023	247,108
780,000	5.000	09/01/2028	878,816
2,035,000	5.600	09/01/2038	2,369,435
2,470,000	5.700	09/01/2047	2,842,060
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(a)
800,000	3.750	09/15/2040	841,985
1,200,000	4.000	09/15/2050	1,261,286
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(a)
985,000	4.500	09/01/2041	1,001,877
765,000	4.750	09/01/2050	777,919
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(a)
3,250,000	5.000	04/01/2032	3,350,692
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(a)
195,000	3.750	08/15/2024	197,858
350,000	4.000	08/15/2029	362,275
1,150,000	4.500	08/15/2035	1,192,490
875,000	5.000	08/15/2044	914,911
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa2)
1,545,000	4.750	05/01/2038	1,617,652
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa2)
5,685,000	4.750	11/01/2042	5,954,731
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(a)
1,575,000	5.000	09/01/2027	1,711,863
895,000	5.000	09/01/2032	950,448
1,315,000	5.125	09/01/2037	1,380,820
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
15,140,000	0.000	10/01/2046	17,464,986
11,100,000	0.000	10/01/2047	12,821,046
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(g)
	(3 Mo. LIBOR + 0.67%),
23,855,000	0.774	08/15/2035	23,689,649
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL-RE) (BB/Baa2)(e)
5,525,000	0.000	11/15/2036	2,482,954
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(a)
1,340,000	4.500	09/01/2039	1,478,862
1,800,000	4.750	09/01/2049	1,981,735
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	657,402
510,000	3.875	09/01/2037	564,025
930,000	4.000	09/01/2047	1,021,558
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
15,835,000	5.000	07/15/2028	19,195,242

Principal Amount		Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (B-/NR)
	$875,000	5.000%	07/01/2027	$ 1,044,004
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (B-/NR)
	2,750,000	5.000	07/15/2027	3,283,522
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (B-/NR)
	2,780,000	5.000	07/15/2027	3,319,296
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/Ba3)
	10,000,000	6.625	07/15/2038	10,064,200
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (B/Ba3)
	9,250,000	5.000	07/01/2029	10,183,231
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (B/NR)
	10,500,000	5.000	07/15/2035	11,673,221
Houston Airport System Subordinate Lien RB Series 2020 A (AMT) (A/A1)
	4,225,000	4.000	07/01/2047	4,914,411
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (BBB-/NR)
	1,035,000	4.000	10/01/2051	1,150,797
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
	1,950,000	5.000	12/01/2045	2,100,322
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(a)
	390,000	4.500	09/01/2023	402,985
	785,000	5.000	09/01/2028	896,836
	1,170,000	5.375	09/01/2038	1,344,631
	1,930,000	5.125	09/01/2047	2,172,666
	1,500,000	5.500	09/01/2047	1,707,917
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (BBB-/NR)
	480,000	2.500	09/01/2041	472,383
	590,000	3.000	09/01/2044	614,333
	650,000	3.000	09/01/2047	673,754
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(a)
	19,675,000	4.625	10/01/2031	20,817,112
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
	705,000	5.500	02/15/2040	796,277
	1,325,000	5.250	02/15/2045	1,466,427
	780,000	4.000	02/15/2051	790,360
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
	1,850,000	5.000	09/15/2043	2,092,552
	2,800,000	5.000	09/15/2048	3,157,592
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (BBB/NR)(f)
1,400,000		4.000	11/01/2055	1,579,144
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(a)
	1,465,000	5.000	08/15/2051	1,671,588
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (NR/WR)(h)
	635,000	5.000	04/01/2026	762,926
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/WR)(h)
	1,000,000	5.000	04/01/2025	1,169,688

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/WR)(h)
$1,385,000	4.750%	04/01/2024	$ 1,543,377
North Texas Tollway Authority RB for Second Tier Series 2021 B (A/A2)
7,520,000	3.000	01/01/2046	8,087,969
11,280,000	3.000	01/01/2051	12,062,358
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
8,500,000	5.000	01/01/2048	10,174,076
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(a)
9,995,000	4.000	01/01/2050	10,372,427
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(a)
4,125,000	6.000	01/01/2025	4,267,357
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	183,461
460,000	6.000	09/15/2046	478,720
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(a)
825,000	4.125	09/15/2039	897,253
3,275,000	4.375	09/15/2049	3,559,926
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/2045	7,861,763
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(g)
	(3 Mo. LIBOR + 0.70%),
5,770,000	0.780	12/15/2026	5,809,965
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (BBB+/A3)
2,815,000	5.000	12/15/2031	3,752,065
2,575,000	5.000	12/15/2032	3,478,769
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
5,000,000	4.000	12/31/2037	5,872,954
3,750,000	4.000	12/31/2038	4,395,246
3,000,000	4.000	12/31/2039	3,508,239
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000	5.000	12/31/2050	4,395,834
3,900,000	5.000	12/31/2055	4,385,214
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (NR/Baa3)
5,000,000	6.750	06/30/2043	5,663,543
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
38,190,000	5.000	06/30/2058	47,042,725
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
2,850,000	5.000	08/15/2042	3,165,239
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(a)
1,500,000	4.000	09/01/2043	1,541,619
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(a)
1,353,000	5.875	09/01/2047	1,584,894
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(a)
1,400,000	5.000	09/01/2047	1,558,114

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
$390,000	3.125%	12/01/2035	$ 399,572
457,000	3.375	12/01/2040	468,213
786,000	3.500	12/01/2047	804,728
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
64,000	4.000	12/01/2021	64,698
500,000	4.000	12/01/2027	538,630
1,545,000	4.750	12/01/2035	1,673,643

			541,460,237

Utah – 0.4%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
8,150,000	7.100	08/15/2023	8,420,498
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(a)
10,250,000	5.500	02/01/2050	10,643,516
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(a)
1,954,000	7.875	08/15/2050	1,967,540
Mida Mountain Village Public Infrastructure District Special Assessment for Mountain Village Assessment Area No. 2 Series 2021 (NR/NR)(a)
10,175,000	4.000	08/01/2050	10,705,829
Salt Lake City RB for International Airport Series 2017 A (AMT) (A/A2)
6,000,000	5.000	07/01/2047	7,181,670
Salt Lake City RB for International Airport Series 2018 A (AMT) (A/A2)
4,640,000	5.000	07/01/2048	5,619,391

			44,538,444

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	1,105,086

Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
10,775,000	5.000	10/01/2025	10,801,882
7,910,000	5.000	10/01/2029	7,929,734
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	6,019,661
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (WD/NR)
9,850,000	5.000	10/01/2039	9,579,426
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (AA/A2)
3,515,000	5.000	10/01/2039	3,867,269
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
1,945,000	6.000	10/01/2039	1,949,736

			40,147,708

Virginia – 1.5%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB+/NR)
2,700,000	5.000	10/01/2045	3,058,786
County of Fairfax Sewer RB Series 2021 A (AAA/Aaa)
20,580,000	4.000	07/15/2051	24,957,245
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(a)(f)
5,075,000	3.750	03/01/2036	5,390,570

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
$5,000,000	5.000%	01/01/2050	$ 6,155,480
5,000,000	5.000	01/01/2059	6,114,289
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
710,000	4.000	04/01/2045	798,152
880,000	5.000	04/01/2049	1,067,694
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
11,280,000	6.706	06/01/2046	11,849,419
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
236,845,000	0.000	06/01/2047	55,626,127
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(e)
34,250,000	0.000	06/01/2047	7,843,777
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (BBB-/NR)
1,525,000	3.000	06/01/2041	1,605,073
1,050,000	4.000	06/01/2046	1,214,683
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
1,375,000	5.000	12/31/2047	1,658,469
520,000	5.000	12/31/2052	623,302
26,545,000	5.000	12/31/2056	31,797,271
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
4,250,000	5.000	01/01/2044	4,347,229
3,370,000	5.000	07/01/2049	3,446,583
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(a)(c)(d)
1,000,000	5.000	07/01/2038	1,063,718

			168,617,867

Washington – 1.2%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (BB/NR)
7,355,000	5.000	04/01/2030	7,855,113
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A+/A1)
7,000,000	5.000	08/01/2046	8,961,498
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,790,000	5.000	08/01/2049	4,661,596
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)
1,125,000	4.000	05/01/2050	1,286,902
Washington State Convention Center Public Facilities District RB Series 2018 (BBB-/Baa1)
16,450,000	5.000	07/01/2048	19,874,089
37,700,000	4.000	07/01/2058	42,319,758
35,975,000	5.000	07/01/2058	43,361,520
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(a)
1,350,000	5.000	01/01/2049	1,518,104
3,800,000	5.000	01/01/2055	4,250,390

			134,088,970

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – 0.4%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
$955,000	3.000%	03/01/2035	$ 956,266
2,685,000	3.000	03/01/2037	2,679,212
2,685,000	3.250	03/01/2041	2,693,083
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(a)
2,725,000	4.125	06/01/2043	3,070,806
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)(a)
1,650,000	4.875	06/01/2043	1,799,305
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B/B2)(c)(d)
3,250,000	5.000	07/01/2025	3,503,495
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B/B2)(c)(d)
4,850,000	4.125	07/01/2025	5,070,910
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
6,120,000	5.000	01/01/2043	7,430,341
13,000,000	4.125	01/01/2047	14,770,457
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
1,650,000	5.000	09/01/2038	2,020,187
1,525,000	5.000	09/01/2039	1,863,171

			45,857,233

Wisconsin – 1.2%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (AA/A2)
900,000	5.000	07/01/2044	1,092,051
2,350,000	4.125	07/01/2049	2,673,840
1,300,000	5.000	07/01/2054	1,565,029
1,600,000	5.000	07/01/2058	1,923,865
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(a)
280,000	4.000	06/15/2029	303,772
385,000	5.000	06/15/2039	424,474
495,000	5.000	06/15/2049	539,528
430,000	5.000	06/15/2054	467,649
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
5,900,000	4.300	11/01/2030	6,596,762
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
760,000	4.000	07/01/2045	861,104
950,000	4.000	07/01/2050	1,072,310
1,185,000	4.000	07/01/2055	1,333,494
1,520,000	4.000	07/01/2059	1,709,419
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(a)
5,650,000	5.000	12/01/2055	6,391,308
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(a)
1,300,000	5.000	06/15/2054	1,481,975
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (BB-/NR)(a)
520,000	4.000	07/01/2030	567,344
700,000	5.000	07/01/2040	792,490
1,875,000	5.000	07/01/2055	2,087,573
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(a)
300,000	5.000	06/01/2036	337,482
900,000	5.000	06/01/2051	988,673
1,075,000	5.000	06/01/2061	1,173,167

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(a)
$3,100,000	5.250%	03/01/2045	$ 3,590,114
7,110,000	5.250	03/01/2055	8,147,037
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(a)
41,995	5.500	12/01/2048	20,997
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(a)
85,207	7.250	12/01/2048	42,604
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (NR/Ba2)(a)
12,500,000	5.625	06/01/2050	12,379,092
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (NR/Ba2)(a)
13,090,000	6.500	06/01/2045	12,714,525
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
2,600,000	5.200	12/01/2037	3,130,179
1,525,000	5.350	12/01/2045	1,826,351
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp Series 2021 B (BB+/NR)(a)
4,470,000	6.000	07/01/2031	4,547,793
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(a)
565,000	5.000	04/01/2040	682,245
2,000,000	5.000	04/01/2050	2,380,201
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
1,425,000	4.000	01/01/2045	1,642,315
1,900,000	3.000	01/01/2050	2,006,968
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(a)
1,950,000	5.000	06/01/2050	2,127,822
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
12,080,000	4.000	01/01/2052	13,079,479
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(a)
1,450,000	5.000	09/01/2049	1,569,492
1,360,000	5.000	09/01/2054	1,468,723
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp Series 2021 A (BB+/NR)(a)
9,950,000	4.500	07/01/2048	11,105,768
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(a)
3,205,000	6.125	10/01/2049	3,555,358
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (BB/NR)(a)
1,020,000	5.000	10/01/2034	1,250,686
350,000	5.000	10/01/2039	425,006
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
575,000	5.000	11/15/2044	669,198
765,000	5.000	11/15/2049	885,235
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,603,651
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
385,000	4.000	03/15/2040	427,705
1,115,000	5.000	03/15/2050	1,335,830

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
$1,315,000	3.000%	02/01/2042	$ 1,357,711
435,000	4.000	02/01/2045	485,586

			130,840,980

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
32,340,000	3.625	07/15/2039	34,881,947

TOTAL MUNICIPAL BONDS (Cost $9,730,140,052)			$10,964,935,968

Corporate Bonds – 0.4%
Health Care Equipment & Services – 0.2%
CommonSpirit Health
$1,293,000	4.350%	11/01/2042	$ 1,513,983
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	19,778,408

			21,292,391

Real Estate(i) – 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
12,165,000	9.750	12/01/2039	12,323,145
Benloch Ranch Improvement Association No. 1 Series 2021(a)
7,500,000	9.750	12/01/2039	7,597,500

			19,920,645

TOTAL CORPORATE BONDS (Cost $37,126,396)			$ 41,213,036

TOTAL INVESTMENTS – 97.4% (Cost $9,767,266,448)			$11,006,149,004

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			293,444,229

NET ASSETS – 100.0%			$11,299,593,233

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Zero coupon bond until next reset date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2021.

(d)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(f)	When-issued security.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(h)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CA MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(3,069)	09/21/2021	$(451,334,813)	$ (5,783,191)
U.S. Treasury Ultra Bond	(1,173)	09/21/2021	(225,839,156)	(5,346,511)

Total Futures Contracts				$(11,129,702)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.177%	Bank of America NA	03/20/2023	USD 4,000	$58,186	$(34,096)	$92,282
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.177	JPMorgan Chase Bank NA	03/20/2023	9,000	130,918	(76,716)	207,634
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.190		09/20/2023	15,000	275,527	(155,144)	430,671
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.197	Morgan Stanley Co., Inc.	12/20/2023	10,000	201,943	(70,033)	271,976
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	1.562		12/20/2023	10,000	(128,423)	(189,557)	61,134

TOTAL						$538,151	$(525,546)	$1,063,697

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.3%
Alabama – 0.7%
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/B3)
$200,000	5.750%	10/01/2049	$ 241,208
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
125,000	5.000	10/01/2030	144,848
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
200,000	5.500	10/01/2053	225,316
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
30,000	6.500	10/01/2053	35,200
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(a)
125,000	0.000	10/01/2050	128,634
Southeast Energy Authority A Cooperative District RB for Project No. 2 Series 2021 B (NR/A1)(b)(c)
200,000	4.000	12/01/2031	246,771

			1,021,977

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
75,000	5.000	06/01/2046	75,110
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (BBB-/NR)(d)
100,000	4.000	06/01/2050	117,314
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (BBB+/NR)(d)
25,000	0.500	06/01/2031	25,048
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-2 (NR/NR)(d)(e)
375,000	0.000	06/01/2066	84,602

			302,074

American Samoa – 0.1%
American Samoa Economic Development Authority RB Refunding Series 2021 B (NR/Ba3)(f)
100,000	2.470	09/01/2024	99,931
American Samoa Economic Development Authority RB Refunding Series 2021 C (NR/Ba3)(f)
100,000	3.720	09/01/2027	99,859

			199,790

Arizona – 1.2%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(g)
	(3 Mo. LIBOR + 0.81%),
495,000	0.945	01/01/2037	494,623
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
25,000	3.375	07/01/2041	27,249
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (BB/NR)(f)
25,000	4.000	12/15/2051	27,224
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750	07/01/2043	104,482
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
100,000	5.000	05/15/2041	114,606
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
140,000	5.000	11/15/2042	163,645

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (BBB/NR)
$50,000	4.000%	02/15/2046	$ 55,977
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(f)
25,000	5.125	10/01/2030	28,076
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
425,000	5.000	12/01/2037	599,194

			1,615,076

Arkansas – 0.1%
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500	07/01/2038	101,280
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (BBB-/NR)
50,000	5.000	06/01/2027	59,044

			160,324

California – 9.1%
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(e)
200,000	0.000	08/01/2036	138,943
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(f)
150,000	4.000	02/01/2056	170,797
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (BBB-/NR)
50,000	4.000	06/01/2049	57,122
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (BBB+/NR)
50,000	4.000	06/01/2049	59,180
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
25,000	5.000	06/01/2049	31,250
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(e)
250,000	0.000	06/01/2055	62,957
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (WD/NR)(e)
400,000	0.000	06/01/2055	48,818
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (NR/Baa3)
50,000	5.000	08/01/2045	62,210
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (BBB-/NR)
100,000	4.000	07/01/2041	114,802
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
125,000	5.000	12/31/2034	154,342
125,000	5.000	12/31/2035	154,093
75,000	5.000	12/31/2037	92,160
200,000	5.000	12/31/2038	245,325
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(f)
55,000	5.000	06/15/2040	60,860
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (BBB-/NR)(f)
35,000	3.000	10/01/2031	37,820
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (BBB-/NR)(f)
25,000	2.250	10/01/2023	25,082

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (BB+/NR)(f)
$365,000	3.000%	07/01/2030	$ 386,517
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(d)(f)
260,000	4.000	06/01/2031	289,409
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
50,000	4.000	09/01/2051	56,659
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	60,459
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(f)
50,000	5.250	12/01/2043	59,307
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
200,000	4.000	09/01/2050	222,086
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(f)
50,000	4.000	09/01/2036	57,937
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
185,000	4.000	09/01/2033	212,118
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000	09/01/2046	278,985
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
25,000	4.000	09/01/2041	28,805
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000	09/01/2039	26,486
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
250,000	5.250	04/01/2049	284,458
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	113,651
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	282,404
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	28,020
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
25,000	4.000	09/01/2050	28,146
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
25,000	4.000	09/01/2041	28,678
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
100,000	4.000	09/01/2040	111,771
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(e)
300,000	0.000	06/01/2047	67,277
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
490,000	5.000	06/01/2047	506,549
125,000	5.250	06/01/2047	129,621

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
$205,000	5.000%	06/01/2047	$ 211,924
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(e)
250,000	0.000	06/01/2036	94,637
Los Angeles Community College District GO Refunding Bonds Series 2020 (AA+/Aaa)
1,000,000	2.106	08/01/2032	1,014,622
Los Angeles Department of Airports Subordinated RB Refunding Series 2015 C (A+/Aa3)
275,000	5.000	05/15/2028	322,125
Los Angeles Department of Airports Subordinated RB Refunding Series 2021 B (A+/Aa3)
225,000	5.000	05/15/2038	299,016
225,000	5.000	05/15/2039	298,263
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (A+/Aa3)
60,000	5.000	05/15/2030	75,059
Modesto Irrigation District Financing Authority RB for Domestic Water Project Series 2007 F (NATL-RE) (AA-/Baa2)(g)
	(3 Mo. LIBOR + 0.63%),
25,000	0.720	09/01/2037	25,019
Needles Unified School District GO Bonds 2011 B (AGM) (AA/A2)(a)
865,000	0.000	08/01/2041	867,097
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
500,000	5.000	11/01/2047	622,088
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(e)
800,000	0.000	08/01/2031	674,068
50,000	0.000	08/01/2033	40,250
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	130,967
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500	09/01/2037	24,877
25,000	4.000	09/01/2041	28,587
50,000	4.000	09/01/2050	56,757
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(g)
	(3 Mo. LIBOR + 0.55%),
100,000	0.640	06/01/2034	99,549
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(e)
300,000	0.000	07/01/2031	257,515
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A/A1)
400,000	5.000	05/01/2049	501,571
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A/A1)
500,000	4.000	05/01/2050	573,394
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2016 A (ETM) (A/A1)(h)
150,000	5.000	05/01/2022	156,100
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A/A1)
200,000	4.000	05/01/2040	236,503
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 B (A/A1)
225,000	4.000	05/01/2038	272,049

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
$100,000	4.000%	08/01/2032	$ 117,320
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (AA+/Aa1)(d)
100,000	4.000	08/01/2044	118,983
200,000	4.000	08/01/2050	235,785
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (AA+/Aa1)(d)
250,000	4.000	08/01/2050	294,731
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
100,000	4.000	09/01/2050	110,131
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(e)
300,000	0.000	06/01/2060	74,429
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
50,000	2.500	09/02/2046	50,053
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000	09/01/2047	28,440

			12,687,013

Colorado – 3.0%
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350	12/01/2050	136,371
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875	12/15/2050	103,787
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
200,000	4.000	09/01/2045	227,830
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
100,000	4.000	11/15/2043	118,213
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
400,000	4.000	08/01/2039	461,754
1,000,000	4.000	08/01/2044	1,139,972
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
250,000	5.000	12/01/2038	309,858
75,000	5.250	12/01/2048	92,891
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
100,000	5.000	10/01/2032	106,849
Denver Health & Hospital Authority RB Refunding Series 2019 A (BBB/NR)
500,000	5.000	12/01/2033	636,195
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(e)
20,000	0.000	09/01/2034	15,408
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(e)
110,000	0.000	09/01/2030	94,321
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
20,000	5.000	01/15/2027	24,272
15,000	5.000	07/15/2027	18,427
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
65,000	5.000	12/01/2026	77,692

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
$575,000	3.375%	12/01/2030	$ 634,514

			4,198,354

Connecticut – 0.0%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
25,000	5.500	08/01/2029	31,698

Delaware – 0.1%
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
100,000	4.000	07/01/2030	110,847

District of Columbia – 0.3%
District of Columbia RB Refunding for KIPP DC Obligated Group Series 2017 B (BBB+/NR)
125,000	5.000	07/01/2037	148,435
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
125,000	6.500	05/15/2033	139,289
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
125,000	3.000	10/01/2050	132,136

			419,860

Florida – 12.7%
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2031	105,609
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000	05/01/2051	528,731
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
55,000	3.750	05/01/2029	59,413
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
150,000	2.375	05/01/2026	150,872
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125	05/01/2041	24,981
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
60,000	3.625	06/01/2024	62,026
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
560,000	2.875	05/01/2031	561,761
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(f)
200,000	3.000	05/01/2031	204,233
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
45,000	6.000	11/01/2027	52,027
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	12/15/2040	104,942
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125	05/01/2031	513,028
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
95,000	5.875	07/01/2054	77,900

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
$625,000	5.250%	12/01/2058	$ 732,337
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (NR/Baa3)
200,000	4.000	08/01/2030	225,589
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
100,000	4.000	12/01/2028	111,492
100,000	5.250	12/01/2043	118,651
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
30,000	4.250	05/01/2037	32,937
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350	05/01/2041	101,338
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(f)
100,000	3.375	05/01/2041	101,084
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(f)
100,000	3.700	05/01/2040	105,424
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (A/NR)
145,000	4.000	11/01/2039	168,629
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (A-/NR)
125,000	3.250	09/01/2025	138,003
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)(d)
175,000	3.000	05/01/2031	179,584
175,000	3.000	05/01/2035	177,684
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
100,000	3.500	12/15/2029	106,988
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.125	05/01/2030	178,017
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
40,000	5.000	09/01/2035	51,239
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(f)
190,000	2.700	05/01/2025	193,624
310,000	3.125	05/01/2030	324,203
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(f)
100,000	2.625	05/01/2025	101,416
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
400,000	3.750	05/01/2040	413,678
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
50,000	3.375	05/01/2041	50,978
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	3.300	05/01/2041	50,502
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000	05/01/2040	106,915
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600	05/01/2041	135,242

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(f)
$135,000	4.000%	05/01/2040	$ 145,292
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
1,075,000	4.000	08/15/2045	1,247,530
100,000	4.000	08/15/2050	115,096
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
100,000	5.000	11/01/2039	113,057
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
200,000	5.000	05/01/2035	238,187
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(f)
100,000	4.000	06/01/2030	108,982
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(f)
100,000	5.125	06/01/2040	115,193
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
100,000	4.000	06/01/2030	107,363
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(f)
100,000	7.375	01/01/2049	109,955
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (NR/Ba2)(f)
100,000	4.000	06/30/2041	109,504
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
100,000	5.000	04/01/2028	124,606
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(b)(c)(f)
100,000	6.375	01/01/2026	103,037
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB/NR)
150,000	5.000	03/01/2047	172,691
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
110,000	3.700	11/01/2029	119,105
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000	05/01/2030	107,171
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
45,000	3.750	11/01/2024	46,348
50,000	4.750	11/01/2039	56,028
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750	05/01/2041	731,793
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
100,000	3.500	11/01/2030	106,657
50,000	4.375	11/01/2049	54,512
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
60,000	3.000	05/01/2036	65,231
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
80,000	2.875	05/01/2025	81,808
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
95,000	5.000	11/01/2048	108,274

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(f)
$25,000	3.500%	05/01/2031	$ 26,651
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)(d)(f)
125,000	3.000	05/01/2037	125,207
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125	05/01/2041	100,166
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	104,721
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600	06/15/2041	51,693
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	90,408
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	105,008
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(f)
200,000	2.500	05/01/2025	203,499
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	130,874
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
100,000	4.000	05/01/2049	106,025
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
60,000	2.000	05/01/2028	63,086
70,000	2.000	05/01/2029	73,002
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
100,000	4.750	11/01/2048	108,920
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	81,812
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
195,000	3.125	05/01/2025	200,089
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA-/Aa3)(f)
200,000	5.000	03/01/2030	215,221
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
100,000	4.000	10/01/2038	116,902
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	102,680
100,000	4.000	05/01/2051	104,634
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	100,822
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	05/01/2040	103,751
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
45,000	3.250	05/01/2024	46,286
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
100,000	4.000	05/01/2036	110,957

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
$155,000	3.750%	05/01/2040	$ 163,831
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
210,000	2.625	05/01/2034	216,577
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
100,000	2.750	05/01/2025	101,920
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	130,410
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	105,927
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	3.000	05/01/2031	255,647
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
100,000	2.625	05/01/2040	102,670
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(f)
75,000	2.625	05/01/2025	76,430
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750	05/01/2040	51,710
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500	05/01/2041	203,834
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250	06/15/2041	25,255
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
25,000	4.000	11/01/2031	28,005
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (BB+/NR)(d)
100,000	4.000	12/15/2036	112,599
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (A-/NR)
150,000	4.000	08/01/2055	164,426
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
50,000	3.500	06/15/2041	51,658
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	55,803
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(f)
25,000	2.875	06/15/2031	25,214
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(f)
60,000	3.750	06/15/2029	64,569
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	84,241
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
130,000	2.500	05/01/2025	132,327
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	52,994

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$50,000	3.375%	05/01/2041	$ 51,435
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
140,000	2.500	05/01/2026	141,431
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(f)
75,000	3.625	05/01/2040	78,285
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(f)
100,000	3.250	05/01/2030	104,268
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
50,000	2.500	11/01/2026	50,479
50,000	3.000	11/01/2031	51,119
40,000	3.500	11/01/2041	41,189
50,000	4.000	11/01/2050	52,706
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375	11/01/2030	105,902
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
85,000	3.375	05/01/2045	93,584
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625	05/01/2041	257,933
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(f)
25,000	3.600	05/01/2041	25,944
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	52,924
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	107,652
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
75,000	2.625	05/01/2024	76,991
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(f)
50,000	1.875	05/01/2025	51,028
50,000	2.625	05/01/2030	52,656
50,000	3.000	05/01/2035	52,686
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750	05/01/2040	105,459
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
125,000	4.000	05/01/2040	134,494
100,000	4.000	05/01/2051	106,022
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	2.400	05/01/2026	25,110
25,000	3.000	05/01/2031	25,228
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	56,015
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	05/01/2041	61,710
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500	05/01/2041	102,851

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
$150,000	4.250%	06/15/2039	$ 165,688
Willow Walk Community Development District Special Assessment Series 2017 (NR/NR)
50,000	3.500	05/01/2023	51,206
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700	05/01/2040	105,313
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375	05/01/2041	25,103

			17,729,369

Georgia – 0.3%
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (BBB-/NR)
35,000	2.375	01/01/2031	37,399
50,000	4.000	01/01/2036	59,652
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
75,000	5.000	05/15/2049	114,211
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (A-/NR)
150,000	4.000	06/01/2045	173,259

			384,521

Guam – 0.5%
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
25,000	3.625	02/01/2025	26,347
60,000	4.250	02/01/2030	67,270
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
70,000	5.000	11/15/2022	74,259
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
30,000	5.000	01/01/2029	30,698
Guam Government RB Refunding Series 2021 E (NR/Ba1)
175,000	3.250	11/15/2026	177,647
Guam Government RB Refunding Series 2021 F (NR/Ba1)(d)
100,000	5.000	01/01/2029	123,900
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
75,000	5.000	07/01/2037	87,485
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (NR/Ba1)
50,000	5.000	11/01/2035	63,536

			651,142

Hawaii – 0.9%
State of Hawaii Airports System RB Refunding Series 2018 D (A+/A1)
1,000,000	5.000	07/01/2034	1,314,368

Illinois – 17.6%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (AA/Ba2)(d)
25,000	4.000	10/01/2043	29,257
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(e)
175,000	0.000	12/01/2027	159,269
220,000	0.000	12/01/2030	183,445
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(e)
245,000	0.000	12/01/2029	210,656
215,000	0.000	12/01/2030	179,276

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Series 2021 A (BB/NR)
$450,000	5.000%	12/01/2039	$ 577,307
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(e)
100,000	0.000	12/01/2031	80,961
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC ) (BB/Ba3)
30,000	5.500	12/01/2026	36,676
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(e)
295,000	0.000	12/01/2025	280,527
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB/Ba3)
500,000	6.038	12/01/2029	587,502
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB/NR)
100,000	7.000	12/01/2044	123,359
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB/NR)
100,000	6.500	12/01/2046	125,474
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2025	591,538
455,000	5.000	12/01/2026	552,885
200,000	5.000	12/01/2028	254,553
100,000	5.000	12/01/2031	125,439
100,000	5.000	12/01/2032	125,133
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
200,000	5.000	12/01/2028	251,801
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds Series 2018 C (BB/NR)
375,000	5.000	12/01/2025	443,007
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
530,000	5.250	01/01/2035	531,420
60,000	5.000	01/01/2040	60,139
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
75,000	5.000	01/01/2033	76,313
100,000	5.000	01/01/2034	101,723
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
250,000	5.000	01/01/2044	306,164
750,000	5.500	01/01/2049	946,795
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
875,000	6.000	01/01/2038	1,097,871
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
55,000	5.000	01/01/2037	64,951
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
910,000	5.250	01/01/2035	1,123,074
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
570,000	5.000	01/01/2039	650,774
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
55,000	5.000	11/01/2042	58,016
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
35,000	3.750	07/01/2041	35,878
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
200,000	5.500	01/01/2037	228,175

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(f)
$100,000	6.125%	04/01/2049	$ 123,036
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
305,000	5.000	10/01/2033	389,582
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
200,000	5.000	09/01/2046	230,589
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (BB+/NR)
25,000	5.000	05/15/2041	29,871
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
100,000	4.000	01/01/2038	118,330
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa2)
155,000	5.100	06/01/2033	182,256
Illinois State GO Bonds Series 2016 (BAM) (AA/NR)
100,000	4.000	06/01/2041	113,219
Illinois State GO Bonds Series 2016 (BBB-/Baa2)
1,000,000	4.000	06/01/2033	1,109,044
Illinois State GO Bonds Series 2017 A (BBB-/Baa2)
35,000	4.500	12/01/2041	40,463
Illinois State GO Bonds Series 2017 C (BBB-/Baa2)
400,000	5.000	11/01/2029	488,159
Illinois State GO Bonds Series 2017 D (BBB-/Baa2)
100,000	5.000	11/01/2021	101,588
1,000,000	5.000	11/01/2027	1,230,968
600,000	5.000	11/01/2028	734,881
Illinois State GO Bonds Series 2018 A (BBB-/Baa2)
750,000	5.000	05/01/2032	913,558
500,000	5.000	05/01/2042	597,184
Illinois State GO Bonds Series 2019 B (BBB-/Baa2)
700,000	4.000	11/01/2038	809,362
Illinois State GO Bonds Series 2020 (BBB-/Baa2)
1,000,000	5.500	05/01/2030	1,330,934
50,000	5.500	05/01/2039	64,762
290,000	5.750	05/01/2045	376,332
Illinois State GO Bonds Series 2020 C (BBB-/Baa2)
1,000,000	4.000	10/01/2041	1,165,041
175,000	4.250	10/01/2045	207,320
Illinois State GO Refunding Bonds Series 2018 B (BBB-/Baa2)
375,000	5.000	10/01/2031	462,960
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
260,000	5.000	06/15/2022	270,813
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(e)
135,000	0.000	12/15/2032	105,097
200,000	0.000	12/15/2034	146,510
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
370,000	5.000	12/15/2028	386,350
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(e)
35,000	0.000	12/15/2054	13,683
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
65,000	4.000	06/15/2050	74,791
500,000	5.000	06/15/2050	624,476
Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
1,000,000	5.000	01/01/2043	1,237,716
State of Illinois GO Bonds Series 2017 A (BBB-/Baa2)
580,000	4.250	12/01/2040	663,038

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2017 D (BBB-/Baa2)
$30,000	3.250%	11/01/2026	$ 33,495

			24,574,766

Indiana – 0.2%
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(b)(c)
35,000	2.100	11/01/2026	36,827
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
100,000	3.000	11/01/2030	107,635
Indiana Municipal Power Agency RB Refunding Series 2016 A (A+/A1)
160,000	5.000	01/01/2042	192,458

			336,920

Iowa – 0.3%
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-2 (NR/NR)(e)
2,000,000	0.000	06/01/2065	368,401

Kentucky – 1.9%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A/A1)
150,000	2.125	10/01/2034	152,586
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A/A1)
150,000	2.000	02/01/2032	152,377
County of Trimble RB for Louisville Gas and Electric Co. Series 2016 A (AMT) (A/A1)(b)(c)
250,000	1.300	09/01/2027	252,122
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (A-/NR)
100,000	4.000	03/01/2046	112,965
90,000	4.000	03/01/2049	101,393
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
75,000	4.000	06/01/2045	83,475
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A1)(b)(c)
1,000,000	4.000	06/01/2025	1,126,029
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
100,000	4.000	10/01/2040	116,048
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A/A1)
500,000	2.000	10/01/2033	507,103

			2,604,098

Louisiana – 1.3%
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875	06/01/2031	696,473
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (BBB+/NR)(f)
250,000	5.000	04/01/2035	284,210
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa2)
125,000	3.500	11/01/2032	139,243

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (BBB/Baa1)(d)
$100,000	4.000%	10/01/2039	$ 120,295
100,000	4.000	10/01/2041	119,737
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
200,000	5.000	01/01/2048	236,822
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (BBB-/Baa3)(b)(c)
250,000	2.125	07/01/2024	258,885

			1,855,665

Maine – 0.6%
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
400,000	4.000	07/01/2045	468,937
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM) (AA/A1)
300,000	5.000	07/01/2034	401,145

			870,082

Maryland – 1.0%
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
100,000	4.000	07/01/2040	113,511
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (NR/NR)(f)
200,000	3.997	04/01/2034	216,435
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (NR/Baa3)
865,000	4.000	01/01/2038	968,920
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (BBB-/NR)
100,000	4.000	06/01/2046	113,966

			1,412,832

Massachusetts – 0.2%
Massachusetts Development Finance Agency RB for Merrimack College Series 2021 B (BBB-/NR)
55,000	4.000	07/01/2050	63,906
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(f)
120,000	5.000	07/15/2023	128,911
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(g)
	(3 Mo. LIBOR + 0.57%),
30,000	0.688	05/01/2037	29,950

			222,767

Michigan – 2.2%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(c)
255,000	4.000	04/01/2034	248,838
760,000	4.000	04/01/2034	741,634
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
205,000	5.500	04/01/2045	257,138
205,000	5.500	04/01/2050	256,189
City of Detroit GO Bonds Series 2021 A (BB-/Ba3)
20,000	5.000	04/01/2030	24,904
15,000	5.000	04/01/2032	18,845
20,000	5.000	04/01/2034	24,970
35,000	5.000	04/01/2036	43,479
25,000	5.000	04/01/2038	30,896

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2021 B (BB-/Ba3)
$50,000	1.817%	04/01/2022	$ 50,314
50,000	2.711	04/01/2026	50,840
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
250,000	5.000	07/01/2048	279,236
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
100,000	5.000	05/15/2037	117,427
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (BBB-/NR)(d)
25,000	4.000	11/15/2031	27,651
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
100,000	5.000	11/15/2048	124,759
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
220,000	4.000	02/15/2047	254,453
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
25,000	5.000	06/01/2049	30,518
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(e)
2,000,000	0.000	06/01/2065	268,419
Star International Academy RB Refunding Series 2020 (BBB/NR)
100,000	5.000	03/01/2030	113,554
100,000	5.000	03/01/2033	112,614

			3,076,678

Minnesota – 0.0%
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
25,000	4.000	03/01/2032	26,628

Mississippi – 0.2%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
20,000	2.500	04/01/2022	20,120
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (A/Baa1)
200,000	2.375	06/01/2044	201,091
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(b)(c)
75,000	1.600	06/16/2025	78,107

			299,318

Missouri – 0.2%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (BBB-/Ba1)
50,000	4.000	03/01/2041	57,977
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
25,000	3.500	11/01/2040	25,339
25,000	4.250	11/01/2050	25,408
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (BBB/NR)
25,000	4.000	08/01/2036	29,999
25,000	4.000	08/01/2041	29,394
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
25,000	3.000	05/01/2030	25,472

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (A/NR)
$100,000	5.000%	04/01/2048	$ 117,404

			310,993

Nebraska – 0.0%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(b)(c)
25,000	4.000	08/01/2025	28,321

Nevada – 0.6%
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A/A1)
150,000	5.000	07/01/2026	160,315
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
460,000	4.000	07/01/2049	520,295
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	117,398

			798,008

New Hampshire – 0.0%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(b)(c)
40,000	2.800	10/02/2023	41,762

New Jersey – 4.9%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
40,000	5.000	03/01/2032	48,159
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (AA/A2)
125,000	4.000	07/01/2047	148,567
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (AA/A1)
25,000	4.000	08/01/2046	29,877
50,000	4.000	08/01/2051	59,453
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BB+/Baa3)
100,000	4.000	07/01/2032	112,999
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
50,000	7.425	02/15/2029	64,842
New Jersey Economic Development Authority RB Series 2021 QQQ (BBB/Baa1)
100,000	4.000	06/15/2046	116,576
450,000	4.000	06/15/2050	522,472
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (B+/Ba3)
200,000	5.250	09/15/2029	211,445
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (B+/Ba3)
100,000	5.625	11/15/2030	112,173
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
25,000	5.000	07/01/2035	31,743
100,000	5.000	07/01/2045	124,345
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB/Baa1)(e)
1,000,000	0.000	12/15/2035	717,226
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(e)
200,000	0.000	12/15/2026	185,428
120,000	0.000	12/15/2032	94,163
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (BBB/Baa1)
125,000	4.000	06/15/2029	129,421

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
$20,000	5.000%	06/15/2046	$ 22,993
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(e)
1,000,000	0.000	12/15/2032	802,690
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(e)
190,000	0.000	12/15/2027	173,101
240,000	0.000	12/15/2030	202,377
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(e)
155,000	0.000	12/15/2033	118,064
235,000	0.000	12/15/2038	153,200
40,000	0.000	12/15/2039	25,210
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
90,000	4.000	12/15/2031	106,715
140,000	5.000	12/15/2032	175,785
215,000	5.000	12/15/2033	269,557
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (BBB/Baa1)
175,000	5.000	06/15/2038	223,985
275,000	3.000	06/15/2050	288,226
200,000	4.000	06/15/2050	232,210
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB/Baa1)
400,000	3.500	06/15/2046	431,637
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB/Baa1)(e)
110,000	0.000	12/15/2032	86,316
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
20,000	5.000	01/01/2037	23,901
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
225,000	4.000	06/01/2032	283,845
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
250,000	5.000	06/01/2046	297,129
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
200,000	6.750	12/01/2041	210,689

			6,836,519

New York – 12.3%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
125,000	1.625	11/01/2025	129,814
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (BBB-/NR)
110,000	4.000	06/15/2029	128,458
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(f)
100,000	5.000	12/01/2041	116,469
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	06/15/2041	110,177
City of Poughkeepsie GO Bonds Series 2021 (NR/NR)
25,000	2.500	04/29/2022	25,308
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(f)
100,000	5.000	07/01/2040	125,057
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(e)(f)
800,000	0.000	06/01/2060	42,510

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
$1,415,000	5.250%	11/15/2056	$ 1,664,620
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (BBB+/A3)
355,000	5.000	11/15/2047	443,471
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
375,000	4.750	11/15/2045	461,231
75,000	5.000	11/15/2050	93,477
225,000	5.250	11/15/2055	287,173
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (BBB+/A3)
100,000	5.000	11/15/2044	126,713
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (BBB+/A3)
275,000	4.000	11/15/2047	320,300
200,000	4.000	11/15/2048	232,753
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
200,000	4.000	11/15/2049	232,264
185,000	4.000	11/15/2050	214,604
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
100,000	5.000	11/15/2028	127,791
100,000	5.000	11/15/2029	130,664
100,000	5.000	11/15/2030	132,976
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
100,000	5.000	11/15/2021	101,722
Metropolitan Transportation Authority RB Refunding Series 2015 D-1 (BBB+/A3)
175,000	5.000	11/15/2033	203,147
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
175,000	5.250	11/15/2031	212,322
Metropolitan Transportation Authority RB Refunding Series 2017 D (BBB+/A3)
250,000	5.000	11/15/2032	310,572
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
200,000	5.250	11/15/2028	237,653
Metropolitan Transportation Authority RB Series 2012 B (BBB+/A3)
200,000	4.000	11/15/2029	208,959
Metropolitan Transportation Authority RB Series 2013 B (BBB+/A3)
100,000	5.000	11/15/2022	106,337
Metropolitan Transportation Authority RB Series 2019 D-1 (SP-2/MIG2)
500,000	5.000	09/01/2022	527,397
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (WD/NR)(e)
2,255,000	0.000	06/01/2060	175,760
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
75,000	3.000	03/01/2036	82,029
50,000	4.000	03/01/2045	58,533
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
50,000	4.000	03/01/2045	57,135
New York City Water & Sewer System RB for Second General Resolution Series 2018 BB (AA+/Aa1)
200,000	5.000	06/15/2046	243,435
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(e)
3,500,000	0.000	06/01/2060	222,294

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
$100,000	3.500%	02/15/2048	$ 101,317
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(f)
350,000	5.000	11/15/2044	387,540
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (BBB-/NR)
200,000	4.000	07/01/2035	227,715
225,000	4.000	07/01/2040	252,830
New York State Dormitory Authority RB for NYU Langone Hospitals Obligated Group Series 2020 A (A/A3)
650,000	4.000	07/01/2050	761,355
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
100,000	4.000	07/01/2031	115,119
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
200,000	5.000	07/01/2035	252,101
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
250,000	4.000	09/01/2037	292,684
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A-/A3)
200,000	4.000	07/01/2048	239,517
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (AA+/Aa2)
100,000	3.000	03/15/2038	109,631
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(b)(c)
250,000	2.750	09/02/2025	264,210
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
25,000	5.000	01/01/2023	26,697
150,000	5.000	01/01/2027	182,696
200,000	5.000	01/01/2028	249,616
45,000	5.000	01/01/2029	55,787
200,000	5.000	01/01/2030	247,064
25,000	5.000	01/01/2031	30,778
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
130,000	4.000	10/01/2030	157,089
70,000	5.000	10/01/2035	90,729
460,000	5.000	10/01/2040	586,665
65,000	4.375	10/01/2045	78,084
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (BBB-/NR)
25,000	2.500	10/31/2031	26,776
25,000	4.000	10/31/2034	30,099
135,000	4.000	10/31/2041	159,235
75,000	4.000	10/31/2046	87,882
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
490,000	5.000	12/01/2026	597,442
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
25,000	5.000	12/01/2034	32,845
25,000	5.000	12/01/2035	32,779
75,000	5.000	12/01/2036	98,183
50,000	5.000	12/01/2037	65,273
95,000	5.000	12/01/2038	123,735

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
$480,000	5.000%	07/01/2041	$ 539,869
600,000	5.250	01/01/2050	678,960
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
225,000	5.250	08/01/2031	270,926
15,000	5.375	08/01/2036	19,228
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
135,000	3.000	07/01/2044	128,155
Port Authority of New York & New Jersey Consolidated RB Refunding Series 197 (AMT) (A+/Aa3)
685,000	5.000	11/15/2041	814,354
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
130,000	5.000	09/01/2034	165,163
Port Authority of New York & New Jersey RB Refunding Series 205th (A+/Aa3)
175,000	5.250	05/15/2042	221,332
50,000	5.000	11/15/2042	62,222
State of New York GO Refunding Bonds Series 2021 B (AA+/Aa2)
450,000	1.250	03/15/2027	452,474
35,000	1.450	03/15/2028	35,209

			17,244,490

North Carolina – 0.6%
City of Charlotte Airport Special Facilities RB Refunding Series 2021 A (AA-/Aa3)
285,000	3.000	07/01/2046	309,150
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(b)(c)
75,000	1.375	06/16/2025	77,448
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (BBB/NR)
50,000	4.000	09/01/2041	58,495
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000	03/01/2036	83,870
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (AA/NR)
225,000	5.000	01/01/2035	283,778

			812,741

Ohio – 2.4%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
50,000	4.000	06/01/2039	59,814
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
1,155,000	5.000	06/01/2055	1,349,222
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(e)
1,800,000	0.000	06/01/2057	294,663
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
100,000	5.250	11/15/2040	114,175
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
375,000	5.000	08/01/2049	462,443

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
$20,000	5.000%	02/15/2042	$ 23,294
20,000	5.500	02/15/2057	23,706
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (A+/NR)
150,000	2.000	12/01/2031	151,985
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750	12/01/2038	178,181
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
175,000	5.000	12/01/2035	211,378
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
100,000	5.000	12/01/2042	117,939
100,000	5.000	12/01/2045	117,259
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(f)
100,000	4.250	12/01/2050	101,973
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(f)
100,000	6.500	12/01/2030	113,445

			3,319,477

Oklahoma – 0.1%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
35,000	5.000	08/15/2038	42,435
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(b)(c)
100,000	5.000	06/01/2025	112,980

			155,415

Oregon – 0.2%
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
175,000	4.000	08/15/2050	204,394
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
25,000	1.750	11/15/2026	25,032
25,000	5.000	11/15/2036	29,995

			259,421

Pennsylvania – 2.0%
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (BB-/WR)
100,000	4.000	11/01/2047	99,054
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (BB+/NR)
250,000	4.000	07/01/2046	280,220
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (BBB+/Baa2)
100,000	5.000	05/01/2047	123,349
Commonwealth of Pennsylvania GO Refunding Series 2021 (A+/Aa3)
750,000	1.625	08/01/2028	760,427
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(f)
100,000	5.875	10/15/2040	118,327
100,000	6.250	10/15/2053	118,747
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
100,000	5.000	03/01/2040	113,210

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (BBB-/NR)
$250,000	4.000%	03/01/2038	$ 276,432
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (BBB+/NR)(d)
50,000	4.000	07/01/2033	56,650
25,000	4.000	07/01/2041	28,006
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
80,000	5.250	12/01/2044	103,200
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(f)
140,000	5.000	06/15/2030	169,052
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
95,000	5.000	07/01/2033	110,678
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
100,000	5.000	10/01/2049	112,413
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB-/WR)
225,000	5.000	11/01/2040	228,211
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
50,000	5.000	07/01/2030	65,189

			2,763,165

Puerto Rico – 8.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(f)
500,000	5.000	07/01/2047	598,255
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
25,000	4.250	07/01/2025	26,100
130,000	5.125	07/01/2037	137,069
60,000	5.750	07/01/2037	63,708
85,000	5.250	07/01/2042	89,748
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 B (NR/Ca)*
50,000	5.000	07/01/2035	45,875
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)*
1,675,000	8.000	07/01/2035	1,386,062
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)*
1,070,000	5.000	07/01/2041	897,462
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
200,000	6.000	07/01/2027	207,045
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC ) (NR/C)
670,000	5.250	07/01/2038	725,016
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
275,000	5.250	07/01/2036	299,139
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC ) (NR/C)(e)
105,000	0.000	07/01/2028	79,587
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)*
30,000	5.250	07/01/2032	27,600
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
145,000	4.250	07/01/2020	138,838
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)*
200,000	5.250	07/01/2040	194,500

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
$150,000	7.000%	07/01/2040	$ 149,437
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
115,000	5.250	07/01/2032	131,118
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
250,000	5.500	07/01/2029	294,709
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
435,000	5.500	07/01/2026	505,559
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
200,000	5.250	07/01/2034	223,129
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NR/C)*
165,000	5.500	07/01/2026	87,450
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC ) (NR/C)(e)
125,000	0.000	07/01/2029	90,365
210,000	0.000	07/01/2037	103,002
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
18,000	0.000	07/01/2024	17,288
27,000	0.000	07/01/2027	24,718
91,000	0.000	07/01/2029	79,368
525,000	0.000	07/01/2033	394,233
182,000	0.000	07/01/2046	59,853
375,000	0.000	07/01/2051	89,325
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,620,000	4.329	07/01/2040	1,815,712
15,000	4.536	07/01/2053	16,836
1,025,000	4.784	07/01/2058	1,167,346
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
245,000	4.500	07/01/2034	271,372
37,000	4.550	07/01/2040	42,019
420,000	4.750	07/01/2053	477,136
1,292,000	5.000	07/01/2058	1,489,181

			12,445,160

South Carolina – 0.2%
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
75,000	5.000	04/15/2035	97,080
175,000	4.000	04/15/2036	209,111

			306,191

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (BBB-/NR)
50,000	4.000	08/01/2051	56,279

Tennessee – 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
100,000	5.000	07/01/2046	119,139
Tennergy Corporation Tenn Gas Supply RB Series 2021 A (NR/A1)(b)(c)
500,000	4.000	09/01/2028	599,884

			719,023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – 6.3%
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (BB/NR)
$25,000	5.000%	08/15/2025	$ 28,753
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 B (BB/NR)
25,000	2.950	08/15/2022	25,099
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (B/NR)
35,000	5.000	01/01/2023	36,399
Central Texas Regional Mobility Authority RB for Senior Lien Series 2020 E (A-/Baa1)
600,000	5.000	01/01/2031	785,108
700,000	5.000	01/01/2032	913,521
550,000	5.000	01/01/2035	707,711
Central Texas Regional Mobility Authority RB Series 2021 C (BBB+/Baa2)
360,000	5.000	01/01/2027	424,960
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(f)
50,000	4.250	09/01/2041	50,824
55,000	4.500	09/01/2050	55,895
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(f)
100,000	3.375	08/15/2030	104,245
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
519,000	3.625	09/01/2041	525,766
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (AA/NR)
50,000	2.500	09/15/2035	49,500
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(f)
100,000	3.875	09/15/2041	101,727
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
152,000	2.875	09/01/2025	155,490
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	114,418
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
25,000	3.375	09/01/2041	25,106
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
255,000	2.750	09/01/2025	261,676
100,000	3.750	09/01/2040	107,729
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(f)
100,000	2.625	09/15/2025	101,825
50,000	3.375	09/15/2030	52,129
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(f)
100,000	3.250	09/15/2030	104,083
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(f)
100,000	4.500	09/01/2041	101,713
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
100,000	5.000	08/15/2044	104,561
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
175,000	5.000	05/15/2030	222,054
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
200,000	5.000	07/15/2028	243,281

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (B-/NR)
$100,000	5.000%	07/15/2027	$ 119,401
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (B-/NR)
150,000	5.000	07/15/2027	179,099
Houston Airport System Subordinate Lien RB Series 2020 A (AMT) (A/A1)
250,000	4.000	07/01/2047	290,794
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
35,000	5.000	05/15/2030	45,013
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(f)
100,000	4.625	10/01/2031	105,805
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
100,000	5.250	02/15/2030	107,886
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (BBB/NR)(d)
100,000	4.000	11/01/2049	113,494
North Texas Tollway Authority RB for Second Tier Series 2021 B (A/A2)
50,000	4.000	01/01/2040	60,196
50,000	4.000	01/01/2041	59,991
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
345,000	5.000	01/01/2037	416,436
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
200,000	5.000	12/31/2055	224,883
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
600,000	5.000	06/30/2058	739,084
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(f)
920,000	2.625	09/01/2026	923,036
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	51,178

			8,839,869

Utah – 0.2%
Mida Mountain Village Public Infrastructure District Special Assessment for Mountain Village Assessment Area No. 2 Series 2021 (NR/NR)(f)
225,000	4.000	08/01/2050	236,738

Virginia – 0.6%
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(d)(f)
100,000	3.750	03/01/2036	106,218
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
300,000	0.000	06/01/2047	70,459
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (BBB-/NR)
25,000	4.000	06/01/2036	29,645
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
50,000	5.000	12/31/2049	60,207
200,000	5.000	12/31/2056	239,572
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
300,000	5.000	01/01/2040	306,924

			813,025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – 0.4%
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
$200,000	5.000%	04/01/2038	$ 247,116
Port of Seattle RB for Intermediate Lien Series 2018 A (AMT) (A+/A1)
220,000	5.000	05/01/2043	259,062

			506,178

West Virginia – 0.3%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(f)
100,000	4.125	06/01/2043	112,690
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B/B2)(b)(c)
100,000	4.125	07/01/2025	104,555
West Virginia GO Bonds Bid Group 2 Series 2019 A (AA-/Aa2)
100,000	5.000	12/01/2043	127,739

			344,984

Wisconsin – 0.9%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
190,000	4.300	11/01/2030	212,438
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (BBB/NR)
25,000	5.000	07/01/2038	31,989
25,000	5.000	07/01/2041	31,776
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(f)
50,000	5.000	12/01/2045	56,717
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(f)
100,000	5.000	06/01/2061	109,132
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(f)
100,000	4.000	03/01/2030	108,368
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (NR/Ba2)(f)
150,000	5.625	06/01/2050	148,549
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (NR/Ba2)(f)
190,000	6.500	06/01/2045	184,550
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp Series 2021 B (BB+/NR)(f)
100,000	6.000	07/01/2031	101,740
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(f)
100,000	5.000	04/01/2040	120,751
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp Series 2021 A (BB+/NR)(f)
150,000	4.500	07/01/2048	167,424
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(f)
25,000	6.125	10/01/2049	27,733

			1,301,167

TOTAL MUNICIPAL BONDS (Cost $128,656,492)			$134,613,494

Corporate Bonds(i) – 0.2%
Real Estate – 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
$100,000	9.750%	12/01/2039	$101,300

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds(i) – (continued)
Real Estate – (continued)
Benloch Ranch Improvement Association No. 1 Series 2021(f)
$100,000	9.750%	12/01/2039	$ 101,300

TOTAL CORPORATE BONDS (Cost $200,000)			$ 202,600

TOTAL INVESTMENTS – 96.5% (Cost $128,856,492)			$134,816,094

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			4,916,608

NET ASSETS – 100.0%			$139,732,702

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	When-issued security.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(h)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NR	— Not Rated
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding

ST APPROP	— State Appropriation
WR	— Withdrawn Rating

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(45)	09/21/2021	$(6,617,812)	$(67,327)
U.S. Treasury Ultra Bond	(17)	09/21/2021	(3,273,031)	(52,268)

Total Futures Contracts				$(119,595)

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 92.5%
Alabama – 0.7%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (AA/Aa1)
$3,385,000	5.000%	05/01/2023	$ 3,682,238
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A/A1)(a)(b)
20,065,000	4.000	12/01/2025	22,901,164
25,000	4.000	12/01/2025	28,534
Black Belt Energy Gas District RB Series 2017 A (NR/Aa2)(a)(b)
1,000,000	4.000	07/01/2022	1,032,752
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (AA/A2)
280,000	5.000	08/01/2021	280,999
190,000	5.000	08/01/2022	199,069
225,000	5.000	08/01/2023	246,091
485,000	5.000	08/01/2024	550,553
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
85,000	4.000	10/01/2021	85,740
85,000	4.000	10/01/2022	88,717
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A/A1)(a)(b)
3,335,000	1.000	06/26/2025	3,380,264
Jacksonville State University RB Refunding Series 2020 (A-/A2)
650,000	3.000	12/01/2021	656,956
475,000	3.000	12/01/2022	492,286
315,000	3.000	12/01/2023	331,766
275,000	4.000	12/01/2024	305,985
375,000	4.000	12/01/2025	427,412
550,000	4.000	12/01/2026	640,288
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
3,025,000	5.000	09/15/2021	3,054,421
1,225,000	5.000	09/15/2022	1,295,484
2,000,000	5.000	09/15/2023	2,207,173
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
1,195,000	5.500	10/01/2053	1,346,263
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,300,000	5.000	10/01/2021	1,315,679
1,745,000	5.000	10/01/2022	1,850,205
3,825,000	6.500	10/01/2053	4,488,084
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
225,000	2.000	10/01/2024	236,155
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(a)(b)
675,000	2.000	10/01/2024	708,464
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
1,875,000	2.000	10/01/2024	1,967,955
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2020 A (BBB/Baa2)(a)(b)
6,500,000	1.375	06/16/2025	6,712,123
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A1)(a)
	(1 Mo. LIBOR + 0.85%),
25,100,000	0.912	06/01/2024	25,335,764
Troy University RB Refunding Series 2019 A (BAM) (AA/A1)
400,000	4.000	11/01/2021	404,940
850,000	4.000	11/01/2022	892,167

			87,145,691

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alaska – 0.4%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)
$640,000	5.000%	12/01/2022	$ 683,296
1,240,000	5.000	12/01/2023	1,380,700
1,775,000	5.000	12/01/2024	2,049,810
1,500,000	5.000	12/01/2025	1,789,014
Borough of North Slope GO Bonds for General Purpose Series 2018 A (AA/Aa2)
1,110,000	5.000	06/30/2023	1,111,046
Borough of North Slope GO Bonds for General Purpose Series 2019 A (AA/Aa2)
6,775,000	5.000	06/30/2022	7,100,056
10,225,000	5.000	06/30/2023	11,199,571
Borough of North Slope GO Bonds for Schools Series 2019 B (AA/Aa2)
990,000	5.000	06/30/2023	1,084,359
Borough of North Slope GO Bonds Series 2020 A (AA/Aa2)
300,000	5.000	06/30/2022	314,393
1,750,000	5.000	06/30/2023	1,916,797
3,275,000	5.000	06/30/2024	3,730,618
Municipality of Anchorage GO Refunding Bonds Series 2018 D (AAA/NR)
5,025,000	4.000	09/01/2022	5,251,335
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/A1)
260,000	4.625	06/01/2023	260,355
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (A/NR)(c)
665,000	3.000	06/01/2022	682,240
520,000	4.000	06/01/2023	557,415
750,000	5.000	06/01/2024	851,250
1,000,000	5.000	06/01/2025	1,174,618
1,100,000	5.000	06/01/2026	1,331,632
State of Alaska International Airports System RB Refunding Series 2010 A (AMT) (A+/A1)
1,470,000	5.000	10/01/2023	1,473,683

			43,942,188

Arizona – 1.4%
Arizona Department of Transportation State Highway RB Series 2013 A (AA+/Aa2)
14,290,000	5.000	07/01/2023	14,967,256
Arizona Department of Transportation State Highway Taxable RB Refunding Series 2020 (AA+/Aa1)
9,000,000	1.958	07/01/2024	9,325,045
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
	(3 Mo. LIBOR + 0.81%),
63,510,000	0.945	01/01/2037	63,461,637
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
250,000	5.000	11/01/2021	253,702
250,000	5.000	11/01/2022	264,856
755,000	5.000	11/01/2023	832,469
1,055,000	5.000	11/01/2024	1,204,186
340,000	5.000	11/01/2025	400,126
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (B+/NR)
675,000	5.000	01/01/2022	681,579
600,000	5.000	01/01/2023	616,464
575,000	5.000	01/01/2024	599,510

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (B/NR)
$485,000	5.000%	01/01/2022	$ 488,650
505,000	5.000	01/01/2023	515,511
560,000	5.000	01/01/2024	577,753
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/WR)
5,820,000	5.000	07/01/2021	5,820,000
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(a)(b)
20,365,000	5.000	06/03/2024	22,979,393
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/A3)
3,150,000	2.163	07/01/2022	3,184,098
2,050,000	2.226	07/01/2023	2,086,684
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/WR)
3,000,000	2.107	07/01/2021	3,000,000
County of Pinal RB Refunding Series 2014 (AA-/NR)
2,465,000	5.000	08/01/2021	2,474,606
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
1,665,000	5.000	07/01/2022	1,745,621
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/WR)
3,400,000	4.000	07/01/2021	3,400,000
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
16,400,000	5.000	07/01/2023	17,930,627
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/WR)
9,505,000	5.000	07/01/2021	9,505,000
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
125,000	4.000	07/01/2023	133,609
135,000	4.000	07/01/2024	148,200
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2003 A (BBB/Baa2)(a)(b)
3,750,000	1.050	06/01/2022	3,775,078
Pinal County Industrial Development Authority RB Refunding for State of Arizona Department of Corrections Series 2020 A (BBB/NR)
3,900,000	2.000	10/01/2024	3,970,602
1,540,000	2.000	10/01/2025	1,563,656

			175,905,918

Arkansas – 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
250,000	5.000	08/01/2021	250,900
275,000	5.000	08/01/2022	288,249
235,000	5.000	08/01/2023	256,309
400,000	5.000	08/01/2024	452,226
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ST AID WITHHLDG) (NR/Aa2)
1,950,000	3.000	02/01/2022	1,982,134
1,510,000	3.000	02/01/2023	1,576,139

			4,805,957

California – 7.5%
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
335,000	5.000	05/01/2022	348,023
300,000	5.000	05/01/2023	324,727
265,000	5.000	05/01/2024	297,745

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.45%),
$7,000,000	0.480%	04/01/2026	$ 7,008,751
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.90%),
10,000,000	0.930	05/01/2023	10,074,130
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.90%),
7,000,000	0.930	05/01/2023	7,051,891
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
	(SIFMA Municipal Swap Index Yield + 1.25),
15,000,000	1.280	04/01/2027	15,565,197
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 C (AA/Aa3)(a)(b)
11,175,000	2.100	04/01/2022	11,228,030
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 F-1 (AA/Aa3)(e)
18,000,000	5.000	04/01/2027	22,455,925
Bay Area Toll Authority Toll Bridge Authority RB Refunding for San Francisco Bay Area Series 2017 B (AA/Aa3)(a)(b)
2,500,000	2.850	04/01/2025	2,698,479
Bay Area Toll Authority Toll Bridge Authority RB Refunding for San Francisco Bay Area Series 2018 A (AA/Aa3)(a)(b)
5,000,000	2.625	04/01/2026	5,416,491
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BB/NR)
1,000,000	5.000	05/01/2023	1,065,195
535,000	5.000	05/01/2024	586,692
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (BBB+/NR)
5,000	1.100	06/01/2030	5,026
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (A/NR)
425,000	5.000	06/01/2024	484,010
450,000	5.000	06/01/2026	549,297
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB+/NR)
50,000	1.375	06/01/2030	50,460
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (A/NR)
400,000	4.000	06/01/2022	414,359
400,000	4.000	06/01/2023	429,698
750,000	5.000	06/01/2024	854,141
700,000	5.000	06/01/2025	826,494
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (BBB+/NR)
150,000	1.750	06/01/2030	151,514
California Earthquake Authority Taxable RB Series 2020 B (A/NR)
3,475,000	1.227	07/01/2021	3,475,000
10,000,000	1.327	07/01/2022	10,099,298
7,500,000	1.477	07/01/2023	7,644,644

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB for Kaiser Foundation Hospitals Series 2017 (AA-/NR)(a)(b)
$7,695,000	5.000%	11/01/2022	$ 8,185,271
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital Series 2022 A (A+/A1)(c)
550,000	5.000	05/15/2023	573,937
1,200,000	5.000	05/15/2024	1,303,390
795,000	5.000	05/15/2026	921,417
285,000	5.000	05/15/2027	339,172
California Health Facilities Financing Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2009 D (AA-/Aa3)(a)(b)
2,820,000	1.700	10/18/2022	2,874,244
California Health Facilities Financing Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2019 C (AA-/Aa3)(a)(b)
32,470,000	5.000	10/01/2025	38,732,512
California Health Facilities Financing Authority RB Refunding for Sutter Health Obligated Group Series 2011 D (A/A1)(e)
1,810,000	5.250	08/15/2021	1,821,017
California Health Facilities Financing Authority RG Refunding for Cedars-Sinai Medical Center Obligated Group Series 2015 (AA-/Aa3)
2,590,000	5.000	11/15/2024	3,002,336
California Infrastructure & Economic Development Bank RB for DesertXpress Enterprises LLC Series 2020 A (AMT) (NR/Aaa)(a)(b)(f)
30,000,000	0.450	01/01/2050	30,000,000
California Infrastructure & Economic Development Bank RB Refunding for California Academy of Sciences Series 2018 B (NR/A2)(a)
	(SIFMA Municipal Swap Index Yield + 0.35%),
32,000,000	0.380	08/01/2024	32,000,304
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (NR/A3)(a)(b)
20,000,000	1.200	06/01/2028	20,153,960
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (NR/A3)(a)
	(SIFMA Municipal Swap Index Yield + 0.70%),
5,000,000	0.730	06/01/2026	5,067,108
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Project Series 2013 A-1 (AAA/Aaa)(a)
	(1 Mo. LIBOR + 0.33%),
20,000,000	0.394	04/01/2022	20,012,658
California Municipal Finance Authority RB for River Springs Charter School, Inc. Series 2021 A (NR/NR)(f)
1,825,000	1.150	12/15/2021	1,825,113
California Municipal Finance Authority RB for River Springs Charter School, Inc. Series 2021 B (NR/NR)(f)
1,925,000	2.450	12/15/2021	1,927,589
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (A-/NR)(a)(b)(f)
1,800,000	1.300	02/03/2025	1,851,114
California Municipal Finance Authority RB for Waste Management, Inc. Series 2017 A (AMT) (A-/NR)(a)(b)
17,860,000	0.700	12/01/2023	18,014,430

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
$250,000	5.000%	10/01/2021	$ 252,832
250,000	5.000	10/01/2022	264,230
225,000	5.000	10/01/2023	247,044
275,000	5.000	10/01/2024	312,352
275,000	5.000	10/01/2025	321,826
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
860,000	5.000	12/31/2023	956,416
685,000	5.000	06/30/2024	775,901
800,000	5.000	12/31/2024	922,040
1,000,000	5.000	06/30/2025	1,169,295
1,790,000	5.000	12/31/2025	2,125,587
1,385,000	5.000	06/30/2026	1,666,300
2,570,000	5.000	12/31/2026	3,134,349
2,005,000	5.000	06/30/2027	2,476,466
3,005,000	5.000	12/31/2027	3,756,346
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
100,000	4.000	06/01/2022	103,262
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (A/Baa1)(a)(b)
2,490,000	0.600	09/01/2023	2,489,175
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB/Baa3)(f)
3,500,000	5.000	11/21/2045	3,700,250
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (BBB-/NR)
210,000	4.000	10/15/2021	211,994
240,000	4.000	10/15/2022	250,150
290,000	4.000	10/15/2023	311,612
380,000	4.000	10/15/2024	418,940
390,000	4.000	10/15/2025	439,513
415,000	4.000	10/15/2026	476,567
California State University RB Taxable Bonds Series 2020 D (AA-/Aa2)
320,000	0.349	11/01/2022	320,264
3,455,000	0.475	11/01/2023	3,450,643
2,870,000	0.685	11/01/2024	2,860,011
8,555,000	0.885	11/01/2025	8,498,293
California State University RB Taxable Bonds Series 2020 E (AA-/Aa2)
800,000	0.475	11/01/2023	798,991
1,105,000	0.685	11/01/2024	1,101,154
1,360,000	0.885	11/01/2025	1,350,986
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa2)(a)
	(SIFMA Municipal Swap Index Yield + 0.38%),
15,000,000	0.410	12/01/2022	15,009,882
California State Various Purpose GO Bonds Series 2014 (AA-/Aa2)
6,850,000	5.000	05/01/2044	7,667,625
California State Various Purpose GO Bonds Series 2020 (AA-/Aa2)
5,000,000	5.000	11/01/2024	5,775,108
5,565,000	5.000	11/01/2025	6,654,041
8,500,000	5.000	11/01/2026	10,480,289

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California State Various Purpose GO Refunding Bonds Series 2020 (AA-/Aa2)
$11,655,000	4.000%	11/01/2024	$ 13,075,957
2,015,000	3.000	11/01/2025	2,236,621
7,025,000	5.000	11/01/2025	8,399,754
14,275,000	4.000	11/01/2026	16,852,037
2,755,000	5.000	11/01/2026	3,396,847
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (BBB+/NR)
500,000	5.000	01/01/2022	511,238
500,000	5.000	01/01/2023	533,450
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
195,000	3.000	09/01/2021	195,865
205,000	3.000	09/01/2022	210,998
210,000	3.000	09/01/2023	221,166
215,000	3.000	09/01/2024	230,604
225,000	4.000	09/01/2025	254,283
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (AA-/NR)(g)
2,515,000	0.000	08/01/2023	2,494,843
City of Montebello RB Series 2020 (AGM) (AA/NR)
1,000,000	2.403	06/01/2024	1,036,405
1,000,000	2.503	06/01/2025	1,039,728
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
170,000	4.000	09/01/2024	187,594
250,000	4.000	09/01/2026	288,079
City of San Francisco RB Refunding for Public Utilities Commission Water Series 2015 A (AA-/Aa2)
1,345,000	5.000	11/01/2025	1,580,178
City of Torrance Joint Powers Financing Authority RB Series 2020 (AA/NR)
405,000	1.239	10/01/2021	406,006
500,000	1.289	10/01/2022	506,182
750,000	1.427	10/01/2023	764,996
3,325,000	1.604	10/01/2024	3,412,387
5,000,000	1.804	10/01/2025	5,161,568
Foothill-De Anza Community College District GO Bonds Series 2000 A (NATL-RE) (AAA/Aaa)(g)
3,590,000	0.000	08/01/2023	3,568,631
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
6,025,000	5.000	06/01/2022	6,290,086
6,000,000	5.000	06/01/2023	6,544,016
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB/NR)
9,225,000	3.500	06/01/2036	9,394,295
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (AA/NR)(f)
450,000	4.000	06/01/2023	477,599
555,000	4.000	06/01/2027	639,847
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
3,260,000	3.678	06/01/2038	3,407,554
Irvine City Limited Obligation Improvement Bonds Reassessment District No. 15-2 Series 2015 (NR/NR)
775,000	5.000	09/02/2021	781,314
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,863,951
1,135,000	5.000	09/01/2023	1,252,432
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	646,011

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
$520,000	4.000%	09/01/2023	$ 559,876
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	262,370
415,000	4.000	09/01/2023	446,824
Kern Community College District Facilities Improvement District No. 1 GO Bonds Series 2020 (SP-1+/MIG1)(g)
5,190,000	0.000	08/01/2023	5,147,334
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
785,000	5.000	09/01/2021	790,855
Los Angeles Community College District GO Bonds Series 2013 F (AA+/Aaa)(e)
8,985,000	4.000	08/01/2023	9,703,311
Los Angeles Community College District GO Refunding Bonds Series 2015 A (AA+/Aaa)(e)
5,240,000	5.000	08/01/2024	6,005,063
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
27,900,000	5.720	05/01/2027	34,602,317
Los Angeles Unified School District GO Refunding Bonds 2014 C (A+/Aa3)
4,520,000	5.000	07/01/2027	5,142,078
Municipal Improvement Corp. of Los Angeles RB Refunding for City of Los Angeles Series 2020 C (AA-/NR)
1,670,000	0.890	11/01/2024	1,665,571
2,735,000	1.040	11/01/2025	2,717,509
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
650,000	4.000	09/01/2021	654,143
Newport Mesa Unified School District GO Bonds Series 2011 (AA+/Aaa)(e)(g)
11,625,000	0.000	08/01/2021	1,931,202
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A1)(d)
	(3 Mo. LIBOR + 0.72%),
9,945,000	0.855	07/01/2027	9,996,845
Pasadena Unified School District GO Bonds Series 2020 B (NR/Aa3)
3,770,000	1.000	08/01/2024	3,845,298
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
2,950,000	5.000	09/01/2025	3,477,025
Port of Los Angeles RB Refunding Series 2019 A (AMT) (AA/Aa2)
10,100,000	5.000	08/01/2024	11,451,844
Port of Oakland RB Refunding for California Intermediate Lien Series 2021 H (AMT) (A/A2)
3,000,000	5.000	05/01/2025	3,483,500
Port of Oakland RB Refunding Senior Lien Series 2020 (A+/A1)
2,225,000	0.821	05/01/2023	2,238,839
1,285,000	1.081	05/01/2024	1,297,232
905,000	1.181	05/01/2025	910,898
1,460,000	1.517	05/01/2026	1,476,009
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000	09/01/2022	395,160
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
180,000	4.000	09/01/2022	186,688
195,000	4.000	09/01/2024	213,253
205,000	4.000	09/01/2025	228,734
210,000	4.000	09/01/2026	238,692

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
$675,000	5.000%	09/01/2021	$ 680,159
800,000	5.000	09/01/2022	842,435
1,835,000	5.000	09/01/2023	2,013,516
Sacramento City Unified School District GO RB Refunding Series 2012 (BBB/A2)
26,940,000	4.000	07/01/2029	27,838,764
Sacramento City Unified School District GO RB Refunding Series 2014 (BBB/NR)
1,000,000	5.000	07/01/2021	1,000,000
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2020 B (AA/Aa2)
4,400,000	0.872	12/01/2024	4,396,038
4,900,000	1.042	12/01/2025	4,862,894
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(d)
	(3 Mo. LIBOR + 0.57%),
10,000,000	0.660	06/01/2039	9,792,982
Sacramento Municipal Utility District RB Series 2019 A (AA-/NR)(a)(b)
22,130,000	5.000	10/17/2023	23,974,279
San Diego Community College District GO Bonds for Election of 2006 Series 2013 (AAA/Aaa)(h)
42,620,000	0.000	08/01/2041	24,409,079
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A/A1)
6,900,000	5.000	05/01/2026	7,171,792
10,000,000	5.000	05/01/2027	10,393,044
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2019 H (AMT) (A/A1)
24,000,000	5.000	05/01/2025	28,036,651
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
350,000	4.000	08/01/2021	350,930
360,000	4.000	08/01/2022	372,794
385,000	4.000	08/01/2023	410,474
855,000	4.000	08/01/2024	935,685
930,000	4.000	08/01/2025	1,041,078
1,020,000	3.000	08/01/2026	1,114,495
San Jose City Financing Authority Taxable RB Refunding for Civic Center Refunding Project 2020 A (AA/Aa2)
970,000	0.541	06/01/2022	970,947
990,000	0.642	06/01/2023	990,085
725,000	0.844	06/01/2024	723,641
735,000	0.994	06/01/2025	730,765
San Mateo Foster City Public Financing Authority RB for City of San Mateo Series 2021 B (AA-/Aa2)(c)
21,200,000	5.000	08/01/2025	25,072,112
San Mateo Foster City Public Financing Authority RB for Estero Municipal Improvement District Series 2021 A (AA/Aa2)(c)
13,250,000	5.000	08/01/2025	15,675,973
Sequoia Union High School District GO Refunding Bonds Series 2020 (NR/Aa1)
160,000	1.600	07/01/2023	163,928
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (A/NR)
240,000	4.000	07/01/2021	240,000
230,000	4.000	07/01/2022	237,718
260,000	4.000	07/01/2023	277,637
240,000	4.000	07/01/2024	263,617
300,000	4.000	07/01/2025	337,748
320,000	4.000	07/01/2026	368,210

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
State of California Department of Water Resources RB Series 2014 (AAA/NR)(e)
$5,970,000	5.000%	12/01/2024	$ 6,935,578
State of California GO Bonds for General Obligation High Speed Train Series 2017 A (AA-/Aa2)
12,400,000	2.367	04/01/2022	12,604,428
State of California GO Unlimited Various Purpose Bonds Series 2019 A (AA-/Aa2)
29,705,000	2.350	04/01/2022	30,190,950
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (AA-/Aa2)
52,000,000	5.000	10/01/2022	55,155,334
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
8,950,000	1.400	06/01/2022	8,954,857
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (BBB+/NR)
150,000	0.450	06/01/2030	152,820
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
2,000,000	5.000	06/01/2022	2,089,277
1,750,000	5.000	06/01/2024	1,989,995
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
1,200,000	5.000	10/01/2026	1,462,036
University of California RB Series 2020 BF (AA/Aa2)
500,000	0.628	05/15/2023	502,045
785,000	0.833	05/15/2024	789,086
University of California RB Series 2020 BG (AA/Aa2)
7,065,000	1.316	05/15/2027	7,086,584
Washington Township Health Care District RB Refunding Series 2020 A (NR/Baa2)
200,000	5.000	07/01/2022	208,553
175,000	5.000	07/01/2023	189,647
200,000	5.000	07/01/2024	224,020
225,000	5.000	07/01/2025	259,075
250,000	5.000	07/01/2026	295,021
Washington Township Health Care District RB Refunding Series 2020 A (NR/WR)
325,000	5.000	07/01/2021	325,000

			920,495,291

Colorado – 2.5%
City of Aurora COPS Refunding Series 2019 (AA/Aa1)
450,000	5.000	12/01/2021	458,914
375,000	5.000	12/01/2022	400,314
285,000	5.000	12/01/2023	316,826
875,000	5.000	12/01/2024	1,009,502
City of Colorado Springs Utilities System RB Refunding Series 2018 A-1 (AA+/Aa2)
1,520,000	5.000	11/15/2024	1,758,653
1,000,000	5.000	11/15/2025	1,196,729
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2018 B (AA/Aa2)(a)(b)
2,270,000	5.000	11/20/2025	2,709,078
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2013 A (BBB+/Baa1)(e)
13,425,000	5.250	01/01/2023	14,425,400

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A-/A3)
$100,000	5.000%	10/01/2021	$ 101,158
450,000	5.000	10/01/2022	476,196
300,000	5.000	10/01/2024	341,683
475,000	5.000	10/01/2027	587,367
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
3,965,000	5.000	08/01/2025	4,661,042
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
4,335,000	5.000	08/01/2025	5,095,994
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
8,275,000	5.000	08/01/2025	9,612,594
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (ETM) (WD/NR)(e)
500,000	5.000	06/01/2022	521,760
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,245,000	5.000	11/01/2021	2,280,442
1,825,000	5.000	11/01/2022	1,940,516
1,730,000	5.000	11/01/2023	1,918,181
1,275,000	5.000	11/01/2024	1,465,772
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
965,000	5.000	01/01/2022	988,161
810,000	5.000	01/01/2023	868,235
1,500,000	5.000	01/01/2024	1,674,136
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
800,000	2.185	11/01/2021	805,251
1,275,000	2.237	11/01/2022	1,307,992
1,250,000	2.396	11/01/2023	1,303,966
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
17,500,000	5.000	12/31/2056	19,988,785
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(a)(b)
8,345,000	5.000	11/15/2022	8,880,095
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (AA+/Aa1)(e)
24,395,000	5.000	12/01/2022	26,069,029
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)(e)
4,060,000	5.000	12/01/2021	4,142,298
Denver Colorado City & County GO Refunding Bonds Series 2020 B (AAA/Aaa)
39,565,000	5.000	08/01/2026	48,487,687
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
4,110,000	5.000	12/01/2021	4,186,027
4,315,000	5.000	12/01/2022	4,585,317
4,530,000	5.000	12/01/2023	5,006,925
4,760,000	5.000	12/01/2024	5,448,061
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
2,970,000	5.000	12/01/2024	3,401,483
1,100,000	5.000	12/01/2025	1,299,807
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
220,000	5.000	12/01/2021	224,069
300,000	5.000	12/01/2022	318,794

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
$150,000	5.000%	09/01/2023	$ 164,935
450,000	5.000	09/01/2024	513,065
300,000	5.000	09/01/2025	353,596
2,800,000	5.000	09/01/2040	3,167,671
E-470 Public Highway Authority RB Refunding Series 2021 B (A/A2)(a)
	(SOFR + 0.35%),
7,250,000	0.384	09/01/2024	7,255,917
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(g)
20,115,000	0.000	09/01/2028	18,238,079
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa1)(e)
5,925,000	4.000	12/15/2022	6,256,800
12,040,000	5.000	12/15/2022	12,888,914
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
50,000	3.000	07/15/2023	52,537
385,000	5.000	01/15/2024	427,755
325,000	5.000	07/15/2024	367,617
325,000	5.000	01/15/2025	373,093
400,000	5.000	07/15/2025	466,415
350,000	3.000	01/15/2026	382,808
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
25,000	5.000	12/01/2021	25,456
50,000	5.000	12/01/2022	53,044
150,000	5.000	12/01/2024	170,375
State of Colorado COPS Series 2020 A (AA-/Aa2)
1,375,000	5.000	12/15/2023	1,536,259
1,440,000	5.000	12/15/2024	1,669,518
3,530,000	5.000	12/15/2025	4,227,331
University of Colorado Hospital Authority RB Refunding for University of Colorado Health Obligated Group Series 2019 C (AA/Aa3)(a)(b)
23,765,000	5.000	11/15/2024	26,847,710
University of Colorado Hospital Authority RB Series 2017 C-2 (AA/Aa3)(a)(b)
7,230,000	5.000	03/01/2022	7,286,592
10,000	5.000	03/01/2022	10,078
University of Colorado RB Green Bonds Series 2019 C (AA+/Aa1)(a)(b)
21,205,000	2.000	10/15/2024	22,253,146
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
150,000	5.000	12/01/2021	152,781
165,000	5.000	12/01/2022	175,409
195,000	5.000	12/01/2023	215,530
200,000	5.000	12/01/2024	228,910
180,000	5.000	12/01/2025	212,524

			306,238,104

Connecticut – 2.5%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
1,250,000	5.000	08/01/2021	1,254,242
1,000,000	5.000	08/01/2023	1,086,110
945,000	5.000	08/01/2024	1,061,908
600,000	5.000	08/01/2025	694,809
City of New Haven GO Bonds Series 2019 A (AGM) (AA/A2)
1,500,000	5.000	08/01/2023	1,643,897
City of New Haven GO Bonds Series 2019 A (BBB+/Baa1)
1,300,000	5.000	08/01/2021	1,304,412
City of Waterbury GO Refunding Bonds Series 2020 C (AA-/NR)
765,000	1.895	09/01/2024	795,150
Connecticut State GO Bonds Series 2013 A (A+/Aa3)
5,355,000	5.000	10/15/2023	5,936,074

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State GO Bonds Series 2013 E (A+/Aa3)
$10,000,000	5.000%	08/15/2031	$ 10,907,911
Connecticut State GO Bonds Series 2015 F (A+/Aa3)
6,640,000	5.000	11/15/2021	6,759,669
5,695,000	5.000	11/15/2022	6,074,006
4,545,000	5.000	11/15/2023	5,055,152
Connecticut State GO Bonds Series 2017 A (A+/Aa3)
1,705,000	5.000	04/15/2022	1,770,367
Connecticut State GO Bonds Series 2018 A (A+/Aa3)
5,000,000	5.000	04/15/2025	5,861,085
Connecticut State GO Refunding Bonds Series 2010 D (A+/Aa3)
7,500,000	5.000	10/01/2022	7,505,048
Connecticut State GO Refunding Bonds Series 2017 B (A+/Aa3)
18,110,000	3.000	04/15/2022	18,519,808
Connecticut State GO Refunding Bonds Series 2018 B (A+/Aa3)
8,500,000	5.000	04/15/2023	9,234,958
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(a)(b)
15,245,000	1.800	07/01/2024	15,794,783
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2019 U-1 (AAA/Aaa)(a)(b)
14,100,000	2.000	02/08/2022	14,254,753
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
100,000	5.000	07/01/2021	100,000
400,000	5.000	07/01/2022	416,984
415,000	5.000	07/01/2023	449,821
375,000	5.000	07/01/2024	420,392
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2015 A (AAA/Aaa)(a)(b)
42,475,000	0.375	07/12/2024	42,492,007
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-1 (AAA/Aaa)(a)(b)
23,840,000	5.000	02/01/2028	30,169,675
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(a)(b)
49,775,000	5.000	02/01/2023	53,574,420
New Haven GO Refunding Bonds Series 2015 B (ETM) (BAM) (AA/Baa1)(e)
6,265,000	5.000	08/15/2021	6,301,266
State of Connecticut GO Bonds Series 2020 A (A+/Aa3)
4,715,000	2.500	07/01/2022	4,821,607
3,490,000	2.000	07/01/2023	3,599,890
7,115,000	1.998	07/01/2024	7,401,938
4,000,000	2.098	07/01/2025	4,188,995
State of Connecticut GO Bonds Series 2020 A (A+/WR)
1,995,000	3.000	07/01/2021	1,995,000
State of Connecticut Special Tax Obligation Bonds Series 2020 A (AA-/NR)
400,000	5.000	05/01/2022	416,202
1,025,000	5.000	05/01/2024	1,160,951
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (AA-/Aa3)
3,780,000	4.576	11/01/2022	3,994,094
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2012 A (AA-/Aa3)
5,000,000	5.000	01/01/2026	5,351,652
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2016 A (AA-/Aa3)
4,225,000	5.000	09/01/2025	5,018,149
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2011 B (AA-/Aa3)
5,035,000	3.000	12/01/2022	5,093,925
Town of Rocky Hill GO Bonds Series 2020 (NR/NR)
9,450,000	1.500	07/28/2021	9,458,174

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Town of Stratford GO Refunding Bonds Series 2020 B (BAM) (AA/A2)
$585,000	0.572%	08/01/2023	$ 584,977
665,000	0.956	08/01/2024	668,229
1,800,000	1.086	08/01/2025	1,805,464
Town of Windham GO Bonds Series 2020 B (SP-1+/NR)
5,650,000	2.000	09/30/2021	5,674,986
West Haven GO Bonds Series 2017 A (BBB/Baa3)
400,000	4.000	11/01/2021	404,067
415,000	5.000	11/01/2022	437,378
400,000	5.000	11/01/2023	435,870
West Haven GO Bonds Series 2017 B (BBB/Baa3)
790,000	5.000	11/01/2022	832,599

			312,782,854

Delaware – 0.2%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A/A2)(a)(b)
5,425,000	1.050	07/01/2025	5,537,640
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
475,000	5.000	06/01/2023	511,533
305,000	5.000	06/01/2024	339,766
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (BBB-/NR)(a)(b)
14,650,000	1.250	10/01/2025	14,773,525
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,500,000	5.000	02/01/2022	3,599,531
1,750,000	5.000	02/01/2023	1,884,451
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (AA+/Aa2)
530,000	1.680	10/01/2021	531,050
560,000	1.730	10/01/2022	566,553
660,000	1.790	10/01/2023	669,330

			28,413,379

District of Columbia – 0.9%
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
230,000	4.000	07/01/2021	230,000
200,000	5.000	07/01/2023	216,573
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A+/A2)
350,000	1.438	04/01/2022	352,843
520,000	1.558	04/01/2023	529,630
560,000	1.667	04/01/2024	574,056
735,000	1.817	04/01/2025	756,488
800,000	2.136	04/01/2026	831,975
District of Columbia RB Refunding Series 2019 A (AAA/Aa1)
5,000,000	5.000	03/01/2024	5,625,201
District of Columbia RB Refunding Series 2019 C (AAA/Aa1)
10,000,000	5.000	10/01/2022	10,609,396
15,745,000	5.000	10/01/2023	17,433,532
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(a)(b)
165,000	1.750	10/01/2024	171,892
12,085,000	1.750	10/01/2024	12,589,833
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
4,100,000	5.000	10/01/2029	4,336,548
Metropolitan Washington Airports Authority RB Refunding Series 2014 A (AMT) (A+/Aa3)
3,890,000	5.000	10/01/2044	4,387,576

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (A+/Aa3)
$2,305,000	5.000%	10/01/2026	$ 2,805,674
Metropolitan Washington Airports Authority RB Refunding Series 2019 A (AMT) (A+/Aa3)
4,750,000	5.000	10/01/2025	5,628,628
Metropolitan Washington Airports Authority RB Refunding Series 2021 A (AMT) (A+/Aa3)(c)
1,485,000	5.000	10/01/2022	1,572,193
2,100,000	5.000	10/01/2023	2,321,552
3,275,000	5.000	10/01/2024	3,758,370
6,820,000	5.000	10/01/2025	8,076,636
12,505,000	5.000	10/01/2026	15,212,784
Metropolitan Washington Airports Authority RB Series 2011 C (A+/Aa3)
6,835,000	5.000	10/01/2027	6,915,161
2,000,000	5.000	10/01/2028	2,023,456

			106,959,997

Florida – 2.4%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
855,000	5.000	05/01/2022	886,048
900,000	5.000	05/01/2023	970,566
945,000	5.000	05/01/2024	1,056,665
995,000	5.000	05/01/2025	1,147,605
1,045,000	5.000	05/01/2026	1,237,805
1,100,000	5.000	05/01/2027	1,328,786
1,155,000	5.000	05/01/2028	1,421,292
1,200,000	2.375	05/01/2029	1,270,064
1,230,000	2.625	05/01/2030	1,320,012
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
340,000	2.250	05/01/2022	343,762
350,000	2.500	05/01/2023	359,676
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,125,000	2.250	05/01/2022	1,140,831
1,150,000	2.500	05/01/2023	1,189,454
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
455,000	3.125	05/01/2022	464,850
455,000	3.250	05/01/2023	476,898
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
125,000	2.250	05/01/2022	126,801
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
305,000	3.500	05/01/2022	312,807
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,724,977
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (A-/NR)
185,000	2.375	05/01/2022	187,857
190,000	2.500	05/01/2023	196,342
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,205,000	5.000	07/01/2023	2,411,724
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
1,115,000	2.125	09/01/2022	1,135,266
1,005,000	2.250	09/01/2023	1,048,228

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
$83,000	3.500%	05/01/2022	$ 84,949
87,000	3.500	05/01/2023	91,861
40,000	4.000	05/01/2024	43,786
Central Florida Expressway Authority RB Refunding Senior Lien Series 2021 (AGM) (AA/NR)
5,730,000	5.000	07/01/2026	6,966,413
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
430,000	5.000	07/01/2022	450,510
1,240,000	5.000	07/01/2023	1,357,037
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/WR)
625,000	5.000	07/01/2021	625,000
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
750,000	5.000	07/01/2022	785,774
2,265,000	5.000	07/01/2023	2,478,781
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/WR)
1,100,000	5.000	07/01/2021	1,100,000
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
95,000	3.000	11/01/2021	95,653
100,000	3.000	11/01/2022	102,445
105,000	3.000	11/01/2023	109,944
105,000	3.500	11/01/2024	113,372
City of Gainesville Taxable RB Series 2020 (AA-/Aa3)
360,000	0.541	10/01/2021	360,104
270,000	0.641	10/01/2022	270,557
185,000	0.817	10/01/2023	185,602
265,000	0.997	10/01/2024	265,798
500,000	1.117	10/01/2025	499,431
City of Jacksonville Taxable RB Refunding Series 2020 C (AA/NR)
705,000	0.393	10/01/2021	704,964
995,000	0.493	10/01/2022	995,593
330,000	0.594	10/01/2023	329,143
650,000	0.819	10/01/2024	646,195
690,000	0.939	10/01/2025	681,305
City of Lakeland RB Refunding for Lakeland Regional Health Systems Obligated Group Series 2016 (NR/A2)
4,130,000	5.000	11/15/2024	4,736,422
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (A-/NR)
670,000	3.250	09/01/2023	709,752
1,380,000	3.250	09/01/2024	1,494,888
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
860,000	2.125	05/01/2022	867,198
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)(c)
172,000	3.000	05/01/2023	177,841
100,000	3.000	05/01/2024	104,509
183,000	3.000	05/01/2025	192,341
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
200,000	3.000	05/01/2022	202,981
150,000	3.000	05/01/2023	154,624
325,000	3.000	05/01/2024	339,470
150,000	3.000	05/01/2025	156,405
315,000	3.000	05/01/2026	329,579

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
$126,000	2.750%	05/01/2022	$ 127,777
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (A-/NR)
160,000	3.000	05/01/2024	169,594
County of Broward RB for Airport System Series 2019 A (AMT) (A/A1)
1,110,000	5.000	10/01/2021	1,123,218
740,000	5.000	10/01/2022	784,326
625,000	5.000	10/01/2023	690,386
945,000	5.000	10/01/2024	1,083,208
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A/A1)
265,000	5.000	10/01/2021	268,156
285,000	5.000	10/01/2022	302,071
215,000	5.000	10/01/2023	237,493
355,000	5.000	10/01/2024	406,919
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	446,070
County of Hillsborough Utility RB Refunding Series 2019 (AA+/Aaa)
1,615,000	5.000	08/01/2022	1,700,393
3,750,000	5.000	08/01/2023	4,123,765
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A-/A2)(e)
16,545,000	5.000	10/01/2022	17,525,123
County of Miami-Dade Aviation RB Refunding Series 2014 A (AMT) (A-/A2)
20,000,000	5.000	10/01/2034	22,592,534
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
3,505,000	5.000	07/01/2024	3,967,149
County of Miami-Dade RB Refunding Series 2020 A (A-/NR)
2,500,000	5.000	10/01/2023	2,766,315
2,400,000	5.000	10/01/2024	2,756,881
1,350,000	5.000	10/01/2025	1,602,842
County of Miami-Dade RB Refunding Series 2020 B (A-/NR)
3,760,000	1.229	10/01/2025	3,771,573
County of Miami-Dade RB Refunding Subordinate Series 2021 B (A+/NR)
300,000	0.707	10/01/2023	300,979
450,000	1.004	10/01/2024	452,753
1,490,000	1.154	10/01/2025	1,494,904
County of Miami-Dade Transit System Taxable RB Refunding Series 2020 B (AA/NR)
5,065,000	0.550	07/01/2023	5,079,567
7,300,000	0.750	07/01/2024	7,324,358
5,045,000	0.900	07/01/2025	5,054,472
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
300,000	5.000	10/01/2021	302,830
250,000	5.000	10/01/2022	265,150
640,000	5.000	10/01/2023	709,215
780,000	5.000	10/01/2024	900,674
275,000	5.000	10/01/2025	329,739
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (BBB/NR)
125,000	3.000	05/01/2022	126,948
130,000	3.000	05/01/2023	135,423
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,685,000	4.250	05/01/2029	3,021,402

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
$255,000	2.000%	11/01/2021	$ 256,118
260,000	2.000	11/01/2022	264,216
265,000	2.000	11/01/2023	273,686
270,000	2.000	11/01/2024	281,288
275,000	2.000	11/01/2025	287,777
280,000	2.000	11/01/2026	293,338
290,000	2.000	11/01/2027	302,580
295,000	2.000	11/01/2028	305,173
300,000	2.000	11/01/2029	308,039
305,000	2.125	11/01/2030	313,880
Florida Department of Management Services COPS Refunding Series 2018 A (AA+/Aa1)
10,000,000	5.000	11/01/2022	10,609,425
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
300,000	2.625	12/15/2024	307,185
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
350,000	5.000	04/01/2022	362,109
350,000	5.000	04/01/2023	378,073
530,000	5.000	04/01/2024	592,160
200,000	5.000	04/01/2025	230,977
Florida State GO Refunding Bonds Series 2015 F (AAA/Aaa)
5,015,000	5.000	06/01/2028	5,902,304
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
235,000	2.500	05/01/2022	238,242
245,000	2.500	05/01/2023	253,405
245,000	2.500	05/01/2024	256,835
255,000	2.750	05/01/2025	272,265
260,000	3.000	05/01/2026	283,555
Fort Lauderdale RB Refunding Series 2020 (AAA/Aa2)
18,650,000	1.150	01/01/2026	18,677,759
Greater Orlando Aviation Authority RB Refunding Series 2012 A (A+/Aa3)
855,000	5.000	10/01/2021	865,160
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
245,000	3.500	05/01/2022	250,362
250,000	3.500	05/01/2023	263,685
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
200,000	4.000	05/01/2022	204,798
205,000	4.000	05/01/2023	216,310
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
225,000	2.500	05/01/2022	228,443
230,000	2.500	05/01/2023	237,038
200,000	2.500	05/01/2024	208,915
175,000	2.500	05/01/2025	184,191
200,000	2.500	05/01/2026	212,065
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
295,000	2.250	05/01/2022	297,846
305,000	2.500	05/01/2023	314,955
315,000	2.750	05/01/2024	331,690
320,000	3.000	05/01/2025	343,916
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2015 A (AMT) (A+/Aa3)
10,000,000	5.000	10/01/2040	11,296,267

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)(c)(f)
$70,000	3.000%	05/01/2022	$ 71,065
123,000	3.000	05/01/2023	126,774
130,000	3.000	05/01/2024	135,320
132,000	3.000	05/01/2025	138,072
139,000	3.000	05/01/2026	145,406
JEA Water & Sewer System RB Refunding Series 2020 A (AA+/Aa3)
910,000	5.000	10/01/2023	1,006,070
JEA Water & Sewer System RB Series 2006 B (NATL-RE) (AA+/Aa3)(d)
	(MUNI-CPI + 0.99%),
645,000	3.610	10/01/2021	648,180
	(MUNI-CPI + 1.00%),
670,000	3.620	10/01/2022	685,784
Lake Frances Community Development District Special Assessment Refunding Series 2018 (BBB-/NR)
79,000	3.000	05/01/2022	80,463
82,000	3.000	05/01/2023	85,650
81,000	3.000	05/01/2024	86,468
84,000	3.000	05/01/2025	91,070
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (BBB+/NR)
135,000	3.000	05/01/2022	136,934
270,000	3.000	05/01/2023	280,509
355,000	3.000	05/01/2024	374,853
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
435,000	5.000	05/01/2022	450,315
460,000	5.000	05/01/2023	497,562
485,000	5.000	05/01/2024	544,783
335,000	5.000	05/01/2025	388,853
355,000	4.500	05/01/2026	414,352
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
300,000	3.500	05/01/2022	306,540
305,000	3.500	05/01/2023	321,409
320,000	3.500	05/01/2024	346,652
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(f)
2,770,000	5.000	03/01/2022	2,852,514
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(a)
	(SIFMA Municipal Swap Index Yield + 0.38%),
15,065,000	0.405	07/01/2024	15,263,558
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(f)
110,000	3.500	05/01/2022	111,707
115,000	3.500	05/01/2023	119,833
120,000	3.500	05/01/2024	127,377
125,000	3.500	05/01/2025	134,970
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
1,000,000	5.000	01/01/2022	1,021,970
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
185,000	3.750	05/01/2024	199,101

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
$190,000	3.000%	11/01/2021	$ 191,497
195,000	3.000	11/01/2022	201,159
205,000	3.000	11/01/2023	216,115
210,000	3.000	11/01/2024	226,109
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
85,000	3.500	05/01/2022	86,369
90,000	3.500	05/01/2023	94,100
90,000	3.500	05/01/2024	96,078
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	244,484
245,000	3.500	05/01/2024	260,131
255,000	3.500	05/01/2025	274,842
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
410,000	4.000	05/01/2022	418,631
425,000	4.000	05/01/2023	448,128
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
500,000	3.000	05/01/2024	531,864
515,000	2.000	05/01/2025	535,965
520,000	2.000	05/01/2026	541,446
535,000	2.000	05/01/2027	554,868
Polk County School District COPS Refunding Series 2020 B (NR/Aa3)
1,695,000	5.000	01/01/2025	1,945,943
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
385,000	2.500	05/01/2022	390,730
395,000	2.500	05/01/2023	409,507
405,000	2.500	05/01/2024	425,730
415,000	2.750	05/01/2025	444,719
425,000	3.000	05/01/2026	465,607
River Glen Community Development District Special Assessment Refunding Bond for Assessment Area One Series 2021 (BBB+/NR)
80,000	2.500	05/01/2022	81,137
133,000	2.500	05/01/2023	136,530
137,000	2.500	05/01/2024	142,559
140,000	2.500	05/01/2025	146,922
143,000	2.500	05/01/2026	150,045
146,000	2.500	05/01/2027	152,574
148,000	2.500	05/01/2028	153,343
158,000	2.500	05/01/2030	161,684
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
760,000	3.000	05/01/2022	772,598
400,000	3.000	05/01/2023	412,699
380,000	3.000	05/01/2024	395,841
240,000	3.000	05/01/2025	251,156
School District of Broward County COPS Series 2012 A (NR/NR)(e)
7,310,000	5.000	07/01/2022	7,656,366
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
405,000	2.875	05/01/2022	410,218
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
330,000	2.250	11/01/2021	331,597
335,000	2.250	11/01/2022	340,240

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
$100,000	2.125%	05/01/2022	$ 100,787
100,000	2.375	05/01/2023	102,575
95,000	2.500	05/01/2024	98,855
100,000	2.750	05/01/2025	106,032
95,000	3.000	05/01/2026	102,489
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
390,000	4.500	05/01/2022	400,832
State Board of Administration Finance Corp. Taxable RB Series 2020 A (AA/Aa3)
8,200,000	1.258	07/01/2025	8,278,786
State of Florida GO Refunding Bonds Series 2021 A (AAA/Aaa)
8,070,000	5.000	06/01/2026	9,830,580
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
260,000	2.250	05/01/2022	263,072
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
109,000	3.000	05/01/2022	110,634
118,000	3.000	05/01/2024	122,286
121,000	3.000	05/01/2025	125,847
725,000	3.500	05/01/2031	779,777
787,000	4.000	05/01/2036	857,748
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
185,000	2.250	05/01/2022	187,109
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
195,000	5.000	08/01/2021	195,758
360,000	5.000	08/01/2022	378,712
640,000	5.000	08/01/2023	701,958
420,000	5.000	08/01/2024	478,430
520,000	5.000	08/01/2025	612,435
The Miami-Dade County School Board GO Bonds Series 2014 A (AA-/Aa3)
2,920,000	5.000	03/15/2029	3,274,920
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,015,000	2.250	05/01/2022	1,030,049
1,040,000	2.500	05/01/2023	1,074,715
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
125,000	3.875	05/01/2022	128,123
125,000	4.000	05/01/2023	128,534
135,000	4.125	05/01/2024	139,198
140,000	4.150	05/01/2025	144,234
145,000	4.250	05/01/2026	149,327
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
325,000	3.000	05/01/2022	330,254
335,000	3.100	05/01/2023	349,145
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
475,000	2.000	05/01/2023	483,660
490,000	2.000	05/01/2024	504,177
500,000	2.000	05/01/2025	516,337
795,000	2.000	05/01/2026	821,331

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
$158,000	3.000%	05/01/2022	$ 160,368
165,000	3.000	05/01/2023	169,662
171,000	3.000	05/01/2024	177,212
177,000	3.000	05/01/2025	184,091
973,000	3.500	05/01/2030	1,033,686
1,433,000	4.000	05/01/2036	1,561,821
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
255,000	4.500	05/01/2023	262,008
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
345,000	4.000	05/01/2022	353,887
360,000	4.000	05/01/2023	380,063
385,000	4.000	05/01/2024	416,800
305,000	4.000	05/01/2025	336,924
Village Community Development District No. 8 Special Assessment RB Phase II Series 2020 (AGM) (AA/NR)
640,000	5.000	05/01/2022	662,205
670,000	5.000	05/01/2023	720,872
705,000	5.000	05/01/2024	786,831
745,000	5.000	05/01/2025	856,528
780,000	5.000	05/01/2026	921,893
Village Community Development District No. 8 Special Assessment RB Phase III Series 2020 (AGM) (AA/NR)
580,000	5.000	05/01/2022	600,074
605,000	5.000	05/01/2023	651,282
640,000	5.000	05/01/2024	714,860
670,000	5.000	05/01/2025	770,846
705,000	5.000	05/01/2026	833,250
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
205,000	2.250	11/01/2021	205,904
210,000	2.250	11/01/2022	213,705
215,000	2.500	11/01/2023	222,501
Volusia County School Board COPS Series 2019 (NR/Aa3)
1,350,000	5.000	08/01/2021	1,355,250
1,255,000	5.000	08/01/2022	1,320,232
1,250,000	5.000	08/01/2023	1,372,386

			298,266,272

Georgia – 4.0%
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(a)(b)
6,360,000	1.550	08/19/2022	6,448,593
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (AA+/Aa2)
1,500,000	5.000	07/01/2022	1,572,632
1,585,000	5.000	07/01/2023	1,736,606
1,500,000	5.000	07/01/2024	1,710,308
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(a)(b)
4,055,000	2.150	06/13/2024	4,248,905
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(a)(b)
2,115,000	2.250	05/25/2023	2,187,046
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(a)(b)
4,000,000	2.925	03/12/2024	4,257,273
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (BBB+/Baa1)(a)(b)
2,000,000	1.500	02/03/2025	2,047,421

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(a)(b)
$29,150,000	3.000%	02/01/2023	$ 30,297,475
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(a)(b)
6,045,000	1.550	08/19/2022	6,129,205
23,865,000	1.700	08/22/2024	24,684,140
Carroll County School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/Aa1)
200,000	5.000	04/01/2024	225,798
220,000	5.000	04/01/2025	257,635
City of Atlanta Department of Aviation RB Refunding Series 2020 A (AA-/Aa3)
1,985,000	5.000	07/01/2024	2,262,027
4,900,000	5.000	07/01/2025	5,783,179
5,500,000	5.000	07/01/2026	6,701,938
City of Atlanta Department of Aviation RB Refunding Series 2020 B (AMT) (AA-/Aa3)
1,280,000	5.000	07/01/2024	1,454,106
2,000,000	5.000	07/01/2025	2,349,175
2,410,000	5.000	07/01/2026	2,916,800
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
575,000	5.000	12/01/2021	585,175
500,000	5.000	12/01/2022	530,078
500,000	5.000	12/01/2023	550,102
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2020 A (A/A2)
150,000	5.000	04/01/2023	162,279
200,000	5.000	04/01/2025	233,237
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2021 (A/A2)
700,000	5.000	04/01/2022	724,701
600,000	5.000	04/01/2023	649,116
650,000	5.000	04/01/2024	731,740
950,000	5.000	04/01/2025	1,107,877
County of DeKalb Water & Sewerage RB Series 2011 (A+/Aa3)
12,775,000	5.250	10/01/2041	12,932,106
County of Forsyth GO Sales Tax Bonds Series 2019 (AAA/Aaa)
8,025,000	5.000	09/01/2024	9,220,722
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
25,000,000	4.000	10/01/2021	25,238,480
18,845,000	4.000	10/01/2022	19,748,880
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (AA+/Aa2)
1,000,000	5.000	07/01/2023	1,095,650
Downtown Smyrna Development Authority RB for City of Smyrna Series 2021 (AAA/NR)
1,815,000	5.000	02/01/2025	2,112,463
2,690,000	5.000	02/01/2026	3,233,162
2,645,000	5.000	02/01/2027	3,275,088
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(a)(b)
1,100,000	5.000	07/01/2024	1,223,905
Georgia State GO Bonds Series 2020 A (AAA/Aaa)
37,585,000	5.000	08/01/2024	43,050,581
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000	09/01/2021	9,339,386
Georgia State Road & Tollway Authority RB Refunding Series 2011 B (AAA/Aaa)
5,445,000	5.000	10/01/2021	5,510,807

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (AA+/Aa1)
$3,250,000	5.000%	08/01/2021	$ 3,262,745
5,340,000	5.000	08/01/2022	5,620,557
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(a)(b)
56,500,000	4.000	09/01/2023	60,609,008
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
1,500,000	5.000	05/15/2023	1,628,854
1,500,000	5.000	05/15/2024	1,692,276
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/WR)
1,000,000	5.000	05/15/2022	1,040,515
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(a)(b)
60,465,000	4.000	12/02/2024	67,386,338
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (AA+/Aa2)
25,580,000	3.000	07/01/2022	26,314,174
Municipal Electric Authority of Georgia RB Refunding for Combined Cycle Project Series 2020 A (A-/A1)
1,300,000	3.000	11/01/2021	1,312,025
1,250,000	3.000	11/01/2022	1,296,270
2,650,000	4.000	11/01/2023	2,875,474
3,000,000	4.000	11/01/2024	3,346,680
800,000	4.000	11/01/2025	914,492
800,000	5.000	11/01/2026	976,960
Municipal Electric Authority of Georgia RB Refunding Series 2020 A (A-/A2)
2,875,000	5.000	01/01/2022	2,943,564
3,875,000	5.000	01/01/2023	4,151,773
2,250,000	5.000	01/01/2024	2,501,655
Municipal Electric Authority of Georgia RB Series 2007 A-2 (NATL-RE) (A-/A2)(d)
	(MUNI-CPI + 1.05%),
1,410,000	4.125	01/01/2022	1,422,948
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
1,090,000	5.000	01/01/2022	1,115,995
900,000	5.000	01/01/2023	964,283
Muscogee County School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/Aa1)(c)
10,770,000	5.000	10/01/2025	12,784,267
Private Colleges & Universities Authority RB Refunding for Emory University Series 2020 B (AA/Aa2)
12,250,000	5.000	09/01/2025	14,544,081
Private Colleges & Universities Authority RB Refunding for The Corp. of Mercer University Series 2021 (NR/Baa1)(c)
150,000	5.000	10/01/2022	158,809
150,000	5.000	10/01/2023	165,615
200,000	5.000	10/01/2024	229,430
210,000	5.000	10/01/2025	248,647
625,000	5.000	10/01/2026	759,759
535,000	5.000	10/01/2027	666,827
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(e)(g)
10,130,000	0.000	12/01/2021	10,123,715
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
6,090,000	1.900	08/01/2024	6,357,932
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	446,070

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
The Dalton City Board of Water Light & Sinking Fund Commissioners RB Series 2020 (A-/A2)
$325,000	5.000%	03/01/2022	$ 334,836
500,000	5.000	03/01/2023	537,966
350,000	5.000	03/01/2024	391,874
400,000	5.000	03/01/2025	463,899
Thomas County School District GO Bonds Series 2021 (AA+/NR)
260,000	4.000	03/01/2024	285,543
285,000	4.000	03/01/2025	321,986
900,000	5.000	03/01/2026	1,083,169
785,000	5.000	03/01/2027	971,308

			490,778,116

Guam – 0.2%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (BB+/Baa2)
1,000,000	5.000	10/01/2022	1,054,980
825,000	5.000	10/01/2023	901,549
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (BB+/Baa2)
3,350,000	3.133	10/01/2024	3,401,760
2,000,000	3.319	10/01/2025	2,030,444
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (ETM) (BB/NR)(e)
3,775,000	5.000	11/15/2021	3,840,449
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (ETM) (AGM-CR) (AA/A2)(e)
1,060,000	5.000	10/01/2021	1,072,297
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,535,000	5.000	10/01/2030	1,616,214
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
500,000	5.000	07/01/2022	522,152
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/WR)
310,000	5.000	07/01/2021	310,000
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
400,000	5.000	07/01/2022	417,722
500,000	5.000	07/01/2023	542,787
400,000	5.000	07/01/2024	448,671
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/WR)
400,000	5.000	07/01/2021	400,000
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
800,000	5.000	07/01/2022	831,353
500,000	5.000	07/01/2023	538,634

			17,929,012

Hawaii – 0.3%
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
500,000	5.000	07/01/2022	524,365
240,000	5.000	07/01/2023	263,058
City & County Honolulu RB for Wastewater System Series 2019 A (AA/WR)
500,000	5.000	07/01/2021	500,000
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/WR)
720,000	5.000	07/01/2021	720,000
Hawaii State GO Bonds Series 2011 DZ (NR/NR)(e)
3,185,000	5.000	12/01/2021	3,248,886

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
Hawaii State GO Bonds Series 2013 EH (NR/NR)(e)
$6,125,000	5.000%	08/01/2023	$ 6,729,700
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa2)
7,545,000	3.000	10/01/2021	7,599,279
Honolulu City & County GO Bonds Series 2012 A (NR/Aa1)(e)
3,620,000	5.000	11/01/2022	3,853,781
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
3,060,000	5.000	11/01/2022	3,258,786
Honolulu City & County GO Bonds Series 2017 A (AA+/Aa1)
4,370,000	5.000	09/01/2021	4,405,012
State of Hawaii Airports System RB Refunding Series 2020 E (A+/A1)
910,000	1.392	07/01/2025	916,013
1,350,000	1.706	07/01/2026	1,366,918
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A/A2)
3,065,000	5.000	08/01/2023	3,355,667

			36,741,465

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2015 D (AA-/Aa3)
1,170,000	5.500	12/01/2026	1,394,153

Illinois – 7.1%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (AA/Ba2)(c)
325,000	5.000	10/01/2025	381,494
250,000	5.000	10/01/2026	301,310
325,000	5.000	10/01/2027	399,955
325,000	5.000	10/01/2028	406,947
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(g)
100,000	0.000	01/01/2022	99,787
100,000	0.000	01/01/2023	99,183
385,000	0.000	01/01/2024	378,638
480,000	0.000	01/01/2025	466,350
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (AA/NR)
770,000	5.000	01/01/2022	788,285
550,000	5.000	01/01/2023	588,854
270,000	5.000	01/01/2024	300,556
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(g)
540,000	0.000	12/01/2026	503,212
450,000	0.000	12/01/2027	409,547
460,000	0.000	12/01/2029	395,517
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE) (BB/Baa2)(g)
9,285,000	0.000	12/01/2024	8,990,353
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(g)
4,300,000	0.000	12/01/2022	4,262,784
550,000	0.000	12/01/2025	523,016
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	532,131
5,000,000	5.000	12/01/2023	5,528,954
7,675,000	5.000	12/01/2024	8,790,029
3,000,000	5.000	12/01/2025	3,549,225
1,270,000	5.000	12/01/2026	1,543,218
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (BBB+/Ba1)(g)
4,645,000	0.000	01/01/2023	4,541,614

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
$6,935,000	5.500%	01/01/2023	$ 7,259,760
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,995,000	5.000	01/01/2023	5,321,811
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,125,000	5.000	01/01/2022	2,168,138
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
15,460,000	5.000	01/01/2040	15,495,937
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,775,000	5.000	01/01/2027	4,588,918
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,455,000	5.000	01/01/2022	14,802,589
Chicago Illinois Midway Airport RB Refunding for Second Lien Series 2016 A (AMT) (A-/NR)
3,240,000	5.000	01/01/2024	3,603,241
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 B (A-/A3)
2,055,000	5.000	01/01/2025	2,197,924
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 A (AMT) (A-/A3)
6,500,000	5.000	01/01/2025	7,211,545
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A-/A3)
5,055,000	5.000	01/01/2027	5,624,400
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2013 B (A/A2)
1,025,000	5.000	01/01/2023	1,097,409
1,625,000	5.000	01/01/2024	1,740,303
1,485,000	5.000	01/01/2026	1,589,905
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2020 D (A/NR)
1,750,000	0.959	01/01/2023	1,763,421
1,500,000	1.168	01/01/2024	1,516,727
7,800,000	1.368	01/01/2025	7,901,888
Chicago Illinois O’Hare International Airport RB Refunding Series 2015 A (AMT) (A/NR)
7,025,000	5.000	01/01/2034	7,997,036
Chicago Illinois Sales Tax RB Series 2011 A (WD/WR)(e)
5,000,000	5.250	01/01/2022	5,127,716
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,950,000	5.000	01/01/2034	2,237,236
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
1,450,000	5.000	01/01/2022	1,483,033
100,000	5.000	01/01/2023	106,815
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
1,660,000	5.000	01/01/2022	1,697,817
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
6,000,000	5.000	11/01/2021	6,090,868
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
1,000,000	5.000	11/01/2021	1,015,145
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (BBB/Baa1)
1,025,000	5.750	01/01/2038	1,102,137

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A/A2)
$1,195,000	5.000%	01/01/2026	$ 1,224,351
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A/A2)
5,000,000	5.000	01/01/2026	5,122,805
2,980,000	4.000	01/01/2027	3,038,379
5,790,000	5.000	01/01/2030	5,932,209
Chicago O’Hare International Airport RB for Senior Lien Series 2017 E (A/NR)
3,275,000	5.000	01/01/2025	3,791,886
Chicago O’Hare International Airport RB Refunding Series 2015 B (A/NR)
6,055,000	5.000	01/01/2025	7,010,648
Chicago Park District GO Refunding Bonds Series 2020 F-2 (AA-/NR)
350,000	5.000	01/01/2025	399,728
475,000	5.000	01/01/2026	557,608
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (A/NR)
1,300,000	5.000	06/01/2022	1,356,463
600,000	5.000	06/01/2023	653,709
600,000	5.000	06/01/2024	679,323
Chicago Transit Authority Sales Tax Receipts Fund RB Refunding Series 2020 B (AA/NR)
1,215,000	1.708	12/01/2022	1,232,889
1,405,000	1.838	12/01/2023	1,435,793
1,605,000	2.064	12/01/2024	1,653,486
1,660,000	2.214	12/01/2025	1,721,342
City of Chicago GO Refunding Bonds Series 2014 A (BBB+/Ba1)
500,000	5.000	01/01/2024	553,997
City of Chicago GO Refunding Bonds Series 2016 C (BBB+/NR)
5,450,000	5.000	01/01/2022	5,560,637
10,040,000	5.000	01/01/2023	10,696,894
City of Chicago GO Refunding Bonds Series 2016 C (ETM) (NR/NR)(e)
10,550,000	5.000	01/01/2022	10,801,005
5,020,000	5.000	01/01/2023	5,375,338
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
4,675,000	5.000	01/01/2026	5,528,514
Cook County Community Consolidated School District No. 59 Elk Grove GO Bonds Series 2020 (AAA/NR)
1,250,000	4.000	03/01/2023	1,329,173
1,600,000	4.000	03/01/2024	1,756,287
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
200,000	4.000	01/01/2022	203,756
590,000	4.000	01/01/2023	622,596
190,000	4.000	01/01/2024	206,888
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
710,000	4.000	12/01/2021	721,069
800,000	4.000	12/01/2022	842,481
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (NR/Aaa)
9,000,000	5.000	12/01/2022	9,620,824
County of Will Illinois GO Bonds Series 2016 (AA+/Aa1)(e)
12,000,000	5.000	11/15/2025	14,371,247
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	1.960	02/01/2024	512,253
Du Page Cook & Will Counties Community College District No. 502 GO Refunding Bonds Series 2021 (NR/Aaa)
6,355,000	5.000	06/01/2025	7,468,556

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Development Finance Authority RB for United Community & Housing Development Corp. Series 1991 A (ETM) (AA+/NR)(e)(g)
$19,705,000	0.000%	07/15/2023	$ 19,545,324
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
425,000	4.000	12/01/2021	428,197
300,000	5.000	12/01/2022	311,728
450,000	5.000	12/01/2023	487,307
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (A-/NR)(a)
	(SIFMA Municipal Swap Index Yield + 0.70%),
2,250,000	0.730	05/01/2026	2,250,003
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(e)
7,050,000	5.000	12/01/2021	7,192,906
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
250,000	5.000	10/01/2024	284,216
250,000	5.000	10/01/2025	293,254
500,000	5.000	10/01/2026	602,601
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (A/Baa1)(a)(b)
1,890,000	0.700	09/01/2023	1,891,806
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
565,000	3.250	05/15/2022	574,983
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,000,000	5.000	09/01/2021	1,007,743
1,000,000	5.000	09/01/2024	1,139,378
600,000	5.000	09/01/2025	707,043
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
500,000	4.000	09/01/2021	502,886
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(a)(b)
8,390,000	5.000	12/15/2022	8,970,431
Illinois Finance Authority RB Refunding for OSF Healthcare System Obligated Group Series 2020 B-1 (A/A3)(a)(b)
3,500,000	5.000	11/15/2024	3,948,645
Illinois Finance Authority RB Refunding for OSF Healthcare System Obligated Group Series 2020 B-2 (A/A3)(a)(b)
4,500,000	5.000	11/15/2026	5,397,249
Illinois Finance Authority RB Refunding for Swedish Covenant Health Obligated Group Series 2016 A (WD/NR)(e)
7,375,000	5.250	08/15/2026	9,080,411
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
2,240,000	5.000	01/01/2025	2,580,870
3,055,000	5.000	01/01/2026	3,630,729
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA-/NR)
1,000,000	5.000	01/01/2022	1,023,035
1,500,000	5.000	01/01/2023	1,598,250
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
4,180,000	5.000	01/01/2025	4,816,087

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (BB+/WR)(g)
$10,665,000	0.000%	06/15/2023	$ 10,423,332
3,235,000	0.000	06/15/2025	3,043,389
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
10,150,000	5.250	06/15/2032	11,244,150
Illinois State GO Bonds Series 2013 (BBB-/Baa2)
4,100,000	5.500	07/01/2024	4,519,435
2,200,000	5.500	07/01/2026	2,413,151
3,425,000	5.500	07/01/2027	3,749,750
Illinois State GO Bonds Series 2014 (BBB-/Baa2)
3,255,000	5.000	05/01/2024	3,659,431
Illinois State GO Bonds Series 2016 (BBB-/Baa2)
5,000,000	5.000	01/01/2024	5,553,855
Illinois State GO Bonds Series 2017 A (BBB-/Baa2)
1,615,000	5.000	12/01/2025	1,906,810
Illinois State GO Bonds Series 2017 B (BBB-/Baa2)
9,000,000	5.000	12/01/2021	9,178,735
Illinois State GO Bonds Series 2017 D (BBB-/Baa2)
33,615,000	5.000	11/01/2021	34,148,729
49,395,000	5.000	11/01/2022	52,473,262
82,025,000	5.000	11/01/2023	90,574,826
4,850,000	5.000	11/01/2025	5,712,418
43,035,000	5.000	11/01/2026	51,948,461
10,000,000	5.000	11/01/2027	12,309,678
Illinois State GO Bonds Series 2019 A (BBB-/Baa2)
4,000,000	5.000	11/01/2024	4,573,758
Illinois State GO Bonds Series 2020 (BBB-/Baa2)
2,000,000	5.125	05/01/2022	2,081,266
2,000,000	5.375	05/01/2023	2,181,807
2,100,000	5.500	05/01/2024	2,390,268
Illinois State GO Bonds Series 2020 D (BBB-/Baa2)
13,000,000	5.000	10/01/2024	14,823,037
Illinois State GO Bonds Series 2021 A (BBB-/Baa2)
2,550,000	5.000	03/01/2022	2,630,897
3,000,000	5.000	03/01/2023	3,230,733
2,500,000	5.000	03/01/2024	2,793,778
2,800,000	5.000	03/01/2025	3,235,011
2,750,000	5.000	03/01/2026	3,266,487
Illinois State GO Bonds Series 2021 B (BBB-/Baa2)
4,000,000	5.000	03/01/2022	4,126,897
3,500,000	5.000	03/01/2023	3,769,189
4,250,000	5.000	03/01/2024	4,749,422
4,500,000	5.000	03/01/2025	5,199,125
4,500,000	5.000	03/01/2026	5,345,161
Illinois State GO Bonds Series 2021 C (BBB-/Baa2)
8,500,000	4.000	03/01/2022	8,713,302
10,000,000	4.000	03/01/2023	10,603,376
6,550,000	4.000	03/01/2024	7,146,730
1,500,000	4.000	03/01/2025	1,678,876
Illinois State GO Refunding Bonds Series 2016 (BBB-/Baa2)
2,360,000	5.000	02/01/2023	2,532,998
10,000,000	5.000	02/01/2025	11,525,430
Illinois State GO Refunding Bonds Series 2018 A (BBB-/Baa2)
2,000,000	5.000	10/01/2024	2,280,467
Illinois State GO Refunding Bonds Series 2019 B (BBB-/Baa2)
7,095,000	5.000	09/01/2025	8,314,701
Illinois State RB Refunding Series 2016 C (BBB/NR)
460,000	4.000	06/15/2024	504,439

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (BBB/NR)
$310,000	5.000%	06/15/2022	$ 322,893
1,770,000	5.000	06/15/2023	1,919,657
115,000	5.000	06/15/2024	124,855
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
2,125,000	5.000	06/15/2022	2,213,379
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
3,225,000	5.000	06/15/2022	3,359,127
Illinois State Sales Tax RB Series 2013 (BBB/NR)
175,000	2.450	06/15/2022	177,506
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (AA-/A1)
2,250,000	5.000	01/01/2023	2,409,651
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
9,395,000	5.000	01/01/2025	10,863,598
Illinois State Toll Highway Authority RB Refunding Series 2014 D (AA-/A1)
18,390,000	5.000	01/01/2024	20,500,475
Kane County School District No. 129 West Aurora GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
425,000	5.000	02/01/2022	435,696
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
510,000	3.000	12/01/2021	515,244
440,000	4.000	12/01/2022	460,801
520,000	5.000	12/01/2023	573,424
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2013 (AA/NR)(e)
1,500,000	5.625	01/15/2022	1,544,324
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2020 (AA/NR)
400,000	1.045	02/15/2025	399,729
Metropolitan Pier & Exposition Authority RB Refunding for Capital Appreciation for McCormick Place Expansion Series 1996 A (NATL-RE) (NR/Baa2)(g)
13,455,000	0.000	06/15/2022	13,360,738
Metropolitan Water Reclamation District of Greater Chicago GO Capital Improvement Bonds Series 2011 B (AA/Aa2)
2,000,000	5.000	12/01/2023	2,040,381
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,015,000	5.000	06/01/2022	5,233,764
State of Illinois GO Bonds Series 2014 (BBB-/Baa2)
3,300,000	5.000	02/01/2023	3,541,905
State of Illinois GO Bonds Series 2016 (BBB-/Baa2)
15,000,000	5.000	06/01/2023	16,311,021
State of Illinois GO Bonds Series 2017 A (BBB-/Baa2)
10,490,000	5.000	12/01/2023	11,617,622
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa2)
2,000,000	5.000	10/01/2025	2,349,723
University of Illinois Board Trustees COPS RB Refunding Series 2016 A (A+/A1)
5,000,000	5.000	08/15/2021	5,028,829
Western Illinois University RB Refunding Series 2020 (BAM) (AA/NR)
1,000,000	4.000	04/01/2023	1,062,452
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa1)
950,000	4.000	01/01/2022	966,545

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Will County Community Unit School District No. 365 Valley View GO Bonds Series 2005 (ETM) (NATL-RE) (NR/Aa2)(e)(g)
$7,520,000	0.000%	11/01/2025	$ 7,333,737

			879,993,537

Indiana – 0.8%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2017 (AMT) (A-/A2)(a)(b)
1,250,000	5.000	11/01/2024	1,444,094
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A2)(a)(b)
11,990,000	5.000	06/05/2026	14,552,886
Indiana Finance Authority Educational Facilities RB for Indiana University Health, Inc. Obligated Group Series 2011 H (AA/WR)(a)(b)(e)
10,590,000	1.650	03/01/2027	10,667,864
Indiana Finance Authority Educational Facilities RB Refunding for Indiana University Health, Inc. Obligated Group Series 2015 B (AA/WR)(a)(b)(e)
8,065,000	1.650	12/01/2042	8,124,299
Indiana Finance Authority RB CWA Authority, Inc. Series 2015 A (AA/NR)
16,825,000	5.000	10/01/2045	19,075,904
Indiana Finance Authority RB Refunding for Indiana Department of Transportation Series 2016 C (AA+/Aa1)
7,890,000	5.000	12/01/2025	9,456,017
Indiana Finance Authority RB Refunding for Indiana University Health, Inc. Obligated Group Series 2016 A (AA/Aa2)
3,250,000	5.000	12/01/2025	3,882,475
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A-/A2)(a)(b)
3,000,000	0.750	04/01/2026	2,997,688
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A-/A2)(a)(b)
4,525,000	0.950	04/01/2026	4,532,009
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A-/A2)(c)
3,000,000	0.650	08/01/2025	2,999,404
Indiana Finance Authority RB Refunding for Parkview Health System Obligated Group Obligated Group Series 2017 A (AA-/Aa3)
1,635,000	5.000	11/01/2025	1,947,201
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.55%),
7,390,000	0.580	11/01/2023	7,418,511
Ivy Tech Community College of Indiana RB Refunding Series 2020 W (AA/NR)
435,000	5.000	07/01/2024	494,728
310,000	5.000	07/01/2025	365,065
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
340,000	5.000	07/15/2021	340,599
405,000	3.000	01/15/2022	411,274
290,000	5.000	07/15/2022	304,646
300,000	5.000	01/15/2023	322,265
375,000	3.000	07/15/2023	392,929
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
10,000,000	3.050	06/01/2025	10,964,327

			100,694,185

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – 0.1%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (AA-/A1)
$640,000	5.000%	02/15/2022	$ 659,052
630,000	5.000	02/15/2023	678,716
Iowa Finance Authority State Revolving RB Series 2011 (AAA/Aaa)(e)
5,000,000	5.000	08/01/2021	5,019,726

			6,357,494

Kansas – 0.7%
City of Olathe GO Bonds Series 2020 A (SP-1+/NR)
17,000,000	3.000	08/01/2021	17,040,786
Kansas City Wyandotte County Unified School District No. 500 GO Bonds Series 2016 A (AA-/Aa3)(e)
30,210,000	5.500	09/01/2026	37,551,402
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,105,000	4.000	10/01/2021	3,134,698
State of Kansas Department of Transportation RB Refunding Series 2015 A (AA/Aa2)
15,840,000	2.750	09/01/2023	16,649,825
State of Kansas Department of Transportation RB Series 2014 A (AA/Aa2)
3,630,000	5.000	09/01/2025	4,161,302
Wyandotte County-Kansas City Unified Government Utility System RB Refunding Series 2020 B (A/A2)
75,000	0.689	09/01/2021	75,058
130,000	0.789	09/01/2022	130,776
265,000	0.909	09/01/2023	267,430
775,000	1.129	09/01/2024	784,782
780,000	1.249	09/01/2025	789,258

			80,585,317

Kentucky – 1.5%
City of Owensboro Electric Light & Power System RB Refunding Series 2019 (A-/A3)
1,140,000	5.000	01/01/2022	1,166,550
800,000	4.000	01/01/2023	842,219
1,400,000	5.000	01/01/2024	1,555,105
2,700,000	4.000	01/01/2025	3,013,579
County of Owen RB Refunding for American Water/Kentucky-American Water Co. Obligated Group Project Series2020 (A/Baa1)(a)(b)
1,665,000	0.700	09/01/2023	1,666,815
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2020 A (AA/A2)
500,000	3.000	09/01/2022	515,934
4,000,000	5.000	09/01/2022	4,220,381
Kentucky Asset Liability Commission RB Refunding for 2014 Federal Highway Trust Fund Project Notes Series 2014 A (AA/A2)
4,830,000	5.000	09/01/2025	5,517,202
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BB+/Baa2)
2,470,000	5.000	06/01/2022	2,559,194
1,000,000	5.000	06/01/2023	1,074,533
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
685,000	5.000	08/01/2025	805,249
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A2)(a)(b)
13,540,000	4.000	04/01/2024	14,794,890
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A2)
1,210,000	4.000	04/01/2022	1,244,135
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A2)(a)(b)
7,255,000	4.000	01/01/2025	8,058,240

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A1)(a)(b)
$9,055,000	4.000%	06/01/2025	$ 10,187,335
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A1)
1,515,000	4.000	12/01/2021	1,538,556
1,765,000	4.000	06/01/2022	1,825,392
2,420,000	4.000	12/01/2022	2,547,442
3,765,000	4.000	06/01/2023	4,030,984
7,385,000	4.000	12/01/2023	8,034,199
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A1)(a)(b)
20,000,000	4.000	06/01/2025	22,520,586
Kentucky Public Energy Authority Gas Supply RB Series 2019 C (A/A1)(a)(b)
20,000,000	4.000	02/01/2028	23,830,864
Kentucky Public Energy Authority RB Series 2020 A (NR/A2)(a)(b)
10,470,000	4.000	06/01/2026	12,071,003
Kentucky State Property & Building Commission RB Refunding Project No. 100 Series 2011 A (A-/A1)
2,065,000	5.000	08/01/2021	2,073,047
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
5,110,000	5.000	11/01/2022	5,437,701
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)
2,000,000	5.000	07/01/2030	2,093,955
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)(e)
3,560,000	5.000	07/01/2022	3,732,354
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (A-/Aa3)
2,995,000	5.000	07/01/2023	3,269,486
Kentucky Turnpike Authority RB Refunding for Kentucky Transportation Cabinet Series 2016 A (A-/WR)
1,000,000	5.000	07/01/2021	1,000,000
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 B (A/NR)(a)(b)
19,530,000	5.000	10/01/2023	21,589,780
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A/A1)
3,800,000	0.900	09/01/2026	3,777,370
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
3,320,000	5.000	05/15/2030	3,378,705
Louisville Water Co. RB Refunding Series 2019 (AAA/Aaa)
9,390,000	5.000	11/15/2023	10,448,718

			190,421,503

Louisiana – 2.5%
Consolidated Government of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB Refunding Series 2020 (A+/A2)
1,500,000	5.000	08/01/2021	1,505,561
Consolidated Government of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB Refunding Series 2020 (AGM) (AA/A2)
425,000	5.000	08/01/2022	446,282
610,000	5.000	08/01/2023	667,715
1,000,000	5.000	08/01/2024	1,138,789
1,100,000	5.000	08/01/2025	1,299,932
East Baton Rouge Sewerage Commission RB Refunding Series 2019 A (AA-/NR)
215,000	5.000	02/01/2022	221,037
135,000	5.000	02/01/2023	145,126
465,000	5.000	02/01/2024	520,285

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
East Baton Rouge Sewerage Commission RB Refunding Series 2019 B (AA-/NR)
$1,395,000	5.000%	02/01/2022	$ 1,434,171
1,530,000	5.000	02/01/2023	1,644,760
1,570,000	5.000	02/01/2024	1,756,663
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for East Baton Rouge Sewerage Commission Series 2020 B (A+/NR)(a)(b)
35,000,000	0.875	02/01/2025	35,092,575
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
740,000	2.250	10/01/2021	743,453
850,000	5.000	10/01/2021	859,735
800,000	2.500	10/01/2022	821,190
950,000	5.000	10/01/2022	1,004,687
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (BBB/Baa1)(c)
435,000	5.000	10/01/2026	529,242
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2020 B (A/A3)(a)(b)
19,105,000	5.000	05/15/2025	22,351,587
Louisiana Stadium & Exposition District RB Series 2020 (BBB+/NR)
15,000,000	5.000	07/03/2023	16,007,999
Louisiana Stadium & Exposition District RB Series 2021 (BBB+/NR)
3,325,000	4.000	07/03/2023	3,520,592
Louisiana State GO Bonds Series 2012 A (AA-/Aa3)
5,040,000	5.000	08/01/2022	5,304,230
Louisiana State GO Refunding Bonds Series 2014 C (AA-/Aa3)
11,520,000	5.000	08/01/2025	13,146,490
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(a)(b)
12,160,000	2.000	04/01/2023	12,438,269
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(a)(b)
23,150,000	2.100	07/01/2024	23,955,736
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (BBB-/Baa3)(a)(b)
12,250,000	2.125	07/01/2024	12,685,394
State of Louisiana Gasoline & Fuels Tax RB Refunding First Lien Series 2015 A (AA-/Aa2)
120,000,000	4.000	05/01/2041	132,249,216
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 A (AA-/Aa3)(a)(b)
3,075,000	0.600	05/01/2023	3,078,330
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-1 (AA-/Aa3)(a)(b)
4,615,000	0.600	05/01/2023	4,619,998
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-2 (AA-/Aa3)(a)(b)
4,000,000	0.550	05/01/2022	4,000,701
State of Louisiana Gasoline & Fuels Tax RB Refunding Series 2020 A-2 (AA-/Aa2)
800,000	0.543	05/01/2022	802,073
450,000	0.614	05/01/2023	451,596
265,000	0.769	05/01/2024	265,582
425,000	0.869	05/01/2025	423,595

			305,132,591

Maine – 0.1%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
1,345,000	4.000	10/01/2021	1,357,763

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – (continued)
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM) (AA/A1)
$500,000	5.000%	07/01/2022	$ 524,417
550,000	5.000	07/01/2023	602,260
350,000	5.000	07/01/2024	398,508
250,000	5.000	07/01/2025	294,624
325,000	5.000	07/01/2027	405,314
State of Maine GO Bonds Series 2018 D (AA/Aa2)
8,000,000	5.000	06/01/2022	8,358,048
4,290,000	5.000	06/01/2023	4,688,749

			16,629,683

Maryland – 1.5%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (CCC/NR)
500,000	5.000	09/01/2021	500,993
500,000	5.000	09/01/2022	507,108
County of Anne Arundel GO Refunding Bonds Series 2021 (AAA/Aa1)
8,300,000	5.000	04/01/2026	10,058,286
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,025,000	5.000	08/01/2022	2,132,073
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,053,804
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
835,000	4.000	01/01/2022	849,373
815,000	4.000	01/01/2023	856,378
1,050,000	4.000	01/01/2024	1,135,402
2,805,000	4.000	01/01/2025	3,107,115
County of Montgomery COPS Public Facilities Project Series 2020 A (AA+/Aa1)
6,430,000	5.000	10/01/2024	7,404,189
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(e)
14,350,000	5.000	11/01/2023	15,954,277
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (AAA/Aaa)
8,275,000	3.000	11/01/2022	8,592,593
County of Prince George’s Public Improvement GO Bonds Series 2014 A (AAA/Aaa)
3,530,000	4.000	09/01/2032	3,901,298
1,360,000	4.000	09/01/2033	1,502,127
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
685,000	2.625	07/01/2024	701,680
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 A (A-/NR)
750,000	5.000	07/01/2021	750,000
750,000	5.000	07/01/2022	784,770
815,000	5.000	07/01/2023	889,351
1,000,000	5.000	07/01/2024	1,133,454
750,000	5.000	07/01/2025	877,696
1,250,000	5.000	07/01/2026	1,503,998
1,250,000	5.000	07/01/2027	1,544,037
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
8,315,000	1.700	09/01/2022	8,442,729
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (NR/Baa3)
815,000	4.000	01/01/2024	879,811

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
$100,000	4.000%	10/01/2021	$ 100,808
165,000	4.000	10/01/2022	171,687
340,000	4.000	10/01/2023	363,442
350,000	4.000	10/01/2024	383,141
390,000	4.000	10/01/2025	435,527
Maryland Health & Higher Educational Facilities Authority RB Refunding for University of Maryland Medical System Obligated Group Serie 2020 B-1 (A/A2)(a)(b)
4,325,000	5.000	07/01/2025	4,971,790
Maryland Health & Higher Educational Facilities Authority RB Refunding for University of Maryland Medical System Obligated Group Serie 2020 B-2 (A/A2)(a)(b)
7,000,000	5.000	07/01/2027	8,495,238
Maryland State GO Bonds for State & Local Facilities Loan Tax Exempt Second Series 2013 A (AAA/Aaa)(e)
15,820,000	5.000	08/01/2021	15,882,413
Maryland State Transportation Authority RB Series 2012 A (AMT) (A/A2)
1,345,000	5.000	06/01/2022	1,402,529
Maryland State Transportation Authority RB Series 2020 (AA-/Aa2)
900,000	5.000	07/01/2025	1,063,788
1,325,000	5.000	07/01/2026	1,615,289
State of Maryland Department of Transportation Second Issue RB Series 2013 (AAA/Aa1)
10,265,000	4.000	12/01/2026	10,424,660
State of Maryland Department of Transportation Second Issue RB Series 2018 (AAA/Aa1)
14,645,000	5.000	10/01/2025	17,469,591
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
9,855,000	4.000	12/15/2026	10,757,554
State of Maryland GO Refunding Series 2015 B (AAA/Aaa)
15,000,000	4.000	08/01/2024	16,721,334
State of Maryland GO State and Local Facilities Loan Second Series A Tax Exempt Bonds 2013 (AAA/Aaa)(e)
19,935,000	4.000	08/01/2021	19,997,598
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,595,000	5.000	04/01/2022	1,652,757
1,075,000	5.000	04/01/2023	1,165,369

			190,137,057

Massachusetts – 2.5%
City of Lawrence GO Bonds Series 2020 (ST AID WITHHLDG) (SP-1+/NR)
3,600,000	1.500	09/01/2021	3,607,374
City of Quincy GO Bonds Series 2020 (SP-1+/NR)
55,206,000	2.000	07/09/2021	55,229,722
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)(e)
9,315,000	5.000	12/01/2021	9,503,819
Massachusetts Bay Transportation Authority RB Refunding Series 2016 A (AAA/Aa1)
4,105,000	5.000	07/01/2025	4,859,234
Massachusetts Bay Transportation Authority RB Series 2005 A (AA/Aa2)
6,260,000	5.000	07/01/2025	7,393,769
Massachusetts Clean Water Trust RB Refunding Series 2006 (AAA/Aaa)(d)
	(MUNI-CPI + 0.99%),
2,050,000	2.165	08/01/2023	2,150,920
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (AAA/Aaa)
3,795,000	5.000	02/01/2023	4,085,309

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/A3)
$750,000	4.000%	07/01/2022	$ 778,077
750,000	5.000	07/01/2023	820,314
500,000	5.000	07/01/2024	568,653
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/WR)
730,000	4.000	07/01/2021	730,000
Massachusetts Development Finance Agency RB for President & Trustees of Williams College Series 2011 (AA+/Aa1)(a)(b)
3,500,000	0.450	07/01/2025	3,492,315
Massachusetts Development Finance Agency RB Refunding for Northeastern University Series 2020 A (NR/A1)
1,575,000	5.000	10/01/2024	1,812,517
920,000	5.000	10/01/2025	1,096,583
Massachusetts Development Finance Agency RB Refunding for Partners Healthcare System, Inc. Series 2017 S-4 (AA-/Aa3)(a)(b)
2,000,000	5.000	01/25/2024	2,240,174
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
200,000	5.000	10/01/2021	202,316
275,000	5.000	10/01/2022	291,008
300,000	5.000	10/01/2023	329,463
350,000	5.000	10/01/2024	398,024
300,000	5.000	10/01/2025	351,768
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
460,000	5.000	07/01/2021	460,000
875,000	5.000	07/01/2022	915,025
725,000	5.000	07/01/2023	789,315
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (FHLMC) (FNMA) (GNMA) (AA+/Aa1)(a)(b)
5,250,000	1.850	06/01/2025	5,425,237
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,305,000	2.078	10/15/2023	2,391,866
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
7,665,000	0.688	05/01/2037	7,652,246
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
11,560,000	0.688	05/01/2037	11,540,765
Massachusetts State GO Bonds Series 2014 F (AA/Aa1)
58,940,000	4.000	11/01/2031	61,691,791
Massachusetts State GO Bonds Series 2015 (AA/Aa1)
1,450,000	3.500	05/01/2036	1,519,322
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.55%),
38,250,000	0.668	11/01/2025	38,429,392
Massachusetts State GO Refunding Bonds Series 2020 A (AA/Aa1)(a)(b)
26,000,000	5.000	06/01/2023	28,390,367
Massachusetts State GO Refunding Bonds Series 2020 E (AA/Aa1)
2,650,000	0.695	11/01/2025	2,639,088
Massachusetts State Special Obligation RB Series 2005 A (AGM) (AA+/Aa1)(d)
	(MUNI-CPI + 1.77%),
705,000	5.990	06/01/2022	722,644
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
875,000	5.000	01/01/2022	896,045
1,300,000	5.000	01/01/2023	1,393,260

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (AA/Aa2)(a)(b)
$1,205,000	5.000%	01/01/2023	$ 1,290,879
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(a)(b)
40,050,000	5.000	01/01/2023	42,904,315
Massachusetts Water Resources Authority RB Refunding Series 2016 C (AA+/Aa1)
3,970,000	5.000	08/01/2025	4,702,186

			313,695,102

Michigan – 2.1%
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
1,385,000	5.000	11/01/2022	1,473,627
Chippewa Valley Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/Aa1)
255,000	0.478	05/01/2023	255,366
375,000	0.640	05/01/2024	374,995
1,520,000	0.790	05/01/2025	1,515,024
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
800,000	5.000	07/01/2022	837,747
900,000	5.000	07/01/2023	980,216
13,450,000	5.000	07/01/2048	15,022,917
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (AA/NR)
1,500,000	5.000	07/01/2021	1,500,000
1,500,000	5.000	07/01/2022	1,570,775
1,500,000	5.000	07/01/2023	1,633,694
500,000	5.000	07/01/2024	565,129
550,000	5.000	07/01/2025	621,115
Detroit Michigan School District GO Refunding Bonds for School Building and Site Improvement Series 2012 A (Q-SBLF) (AA/Aa1)
7,455,000	5.000	05/01/2023	7,750,372
1,095,000	5.000	05/01/2031	1,138,414
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A1)(d)
	(3 Mo. LIBOR + 0.60%),
28,240,000	0.735	07/01/2032	28,237,057
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2020 B (A+/A2)
260,000	1.492	07/01/2022	263,113
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2020 B (A+/WR)
375,000	1.442	07/01/2021	375,000
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (AA-/A1)
115,000	1.503	07/01/2023	117,486
370,000	1.604	07/01/2024	380,489
200,000	1.654	07/01/2025	206,050
Lansing Board of Water & Light RB Series 2021 B (AA-/Aa3)(a)(b)
11,135,000	2.000	07/01/2026	11,873,131
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A+/A1)
3,810,000	5.000	08/01/2021	3,824,658
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A2)
510,000	5.000	11/15/2021	518,979

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
$500,000	3.600%	10/01/2021	$ 501,574
500,000	3.800	10/01/2022	509,161
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/WR)
5,175,000	5.000	07/01/2021	5,175,000
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A1)
9,225,000	5.000	07/01/2022	9,665,973
5,000,000	5.000	07/01/2023	5,465,602
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/WR)
10,000,000	5.000	07/01/2021	10,000,000
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/WR)
750,000	5.000	07/01/2021	750,000
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)(e)
10,015,000	5.000	12/01/2021	10,218,008
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)(e)
9,840,000	5.000	06/01/2022	10,277,530
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)
2,650,000	5.000	12/01/2025	3,115,475
1,205,000	5.500	12/01/2027	1,432,247
Michigan Finance Authority RB Refunding for Great Lakes Water Authority Water Supply System Revenue Series 2014 D-2 (AGM) (AA/A1)
4,000,000	5.000	07/01/2024	4,538,946
Michigan Finance Authority RB Refunding for Trinity Health Corp Obligated Group Series 2017 A (AA-/Aa3)
1,950,000	5.000	12/01/2023	2,172,766
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (A/NR)
5,000,000	0.897	06/01/2022	5,006,046
5,000,000	1.086	06/01/2023	5,012,153
5,500,000	1.376	06/01/2024	5,523,011
10,000,000	1.476	06/01/2025	10,011,751
Michigan State Building Authority RB Refunding Series 2020 (AA-/Aa2)
1,110,000	0.461	10/15/2022	1,112,709
750,000	0.602	04/15/2023	752,951
920,000	0.652	10/15/2023	922,970
1,810,000	0.816	10/15/2024	1,813,190
2,880,000	0.916	10/15/2025	2,868,319
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(a)(b)
4,400,000	2.400	03/15/2023	4,561,612
Michigan State Hospital Finance Authority RB Refunding for Trinity Health Corp Obligated Group Series 2008 C (AA-/Aa3)
2,215,000	5.000	12/01/2025	2,652,488

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/Baa2)
$2,210,000	5.000%	12/31/2023	$ 2,453,092
2,685,000	5.000	06/30/2024	3,034,446
3,500,000	5.000	12/31/2024	4,023,414
Michigan Strategic Fund RB for Waste Management of Michigan, Inc. Series 2001 (A-/NR)(a)(b)
11,700,000	2.850	08/02/2021	11,725,824
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(a)(b)
2,000,000	1.450	09/01/2021	2,003,932
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(a)(b)
4,000,000	1.450	09/01/2021	4,007,864
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,380,000	5.000	05/01/2023	2,588,070
2,730,000	5.000	05/01/2024	3,087,123
Star International Academy RB Refunding Series 2020 (BBB/NR)
665,000	4.000	03/01/2023	687,912
690,000	4.000	03/01/2024	724,055
720,000	4.000	03/01/2025	764,416
745,000	4.000	03/01/2026	798,252
775,000	4.000	03/01/2027	836,596
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(a)
	(SIFMA Municipal Swap Index Yield + 0.27%),
3,430,000	0.300	04/01/2022	3,431,337
University of Michigan General RB RMKT 07/26/18 Series 2012 E (AAA/Aaa)(a)(b)
19,790,000	0.010	07/01/2021	19,790,000
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
500,000	1.810	05/01/2023	505,510
515,000	1.889	05/01/2024	521,237
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA/NR)
1,000,000	5.000	05/01/2022	1,039,647
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2018 C (A-/A1)
600,000	5.000	12/01/2021	611,886
500,000	5.000	12/01/2022	533,751
Wayne State University RB Series 2020 A (A+/Aa3)
500,000	0.897	11/15/2021	500,881
745,000	1.097	11/15/2022	750,516
500,000	1.219	11/15/2023	504,805
700,000	1.322	11/15/2024	707,449
Western Michigan University RB Refunding Series 2019 A (A/Aa3)
1,490,000	5.000	11/15/2022	1,588,095
160,000	5.000	11/15/2023	177,355

			252,492,301

Minnesota – 0.7%
City of Minneapolis GO Refunding Bonds Series 2020 (AAA/NR)
5,730,000	2.000	12/01/2029	6,014,057
City of Rochester RB for Mayo Clinic Series 2011 C (AA/Aa2)(a)(b)
10,795,000	4.500	11/15/2021	10,962,296
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (NR/Baa1)
500,000	4.000	05/01/2022	514,827
575,000	5.000	05/01/2023	622,614

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (A/NR)
$2,810,000	5.000%	01/01/2024	$ 3,125,033
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
75,000	3.000	12/01/2021	75,581
100,000	3.000	12/01/2022	102,607
100,000	3.000	12/01/2023	103,735
100,000	4.000	12/01/2024	107,987
180,000	4.000	12/01/2025	197,507
Minnesota State GO Bonds Series 2015 A (AAA/Aa1)
5,500,000	5.000	08/01/2035	6,502,109
Minnesota State Trunk Highway GO Bonds Series 2020 F (AAA/Aa1)
2,450,000	2.500	08/01/2026	2,682,711
Minnesota State Trunk Highway GO Refunding Bonds Series 2020 G (AAA/Aa1)
6,560,000	0.400	08/01/2022	6,577,993
5,275,000	0.400	08/01/2023	5,281,136
Minnesota State Various Purpose GO Refunding Bonds Series 2015 A (AAA/Aa1)
9,800,000	5.000	08/01/2021	9,838,917
Minnesota State Various Purpose GO Refunding Bonds Series 2016 D (AAA/Aa1)
6,305,000	5.000	08/01/2021	6,330,038
Minnesota State Various Purpose GO Refunding Bonds Series 2020 F (AAA/Aa1)
12,850,000	1.000	08/01/2022	12,968,459
13,730,000	1.000	08/01/2023	13,916,604
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (AAA/Aa1)
3,240,000	5.000	08/01/2022	3,410,589

			89,334,800

Mississippi – 0.8%
City of Jackson GO Refunding Bonds Series 2021 (A+/Baa3)
340,000	5.000	03/01/2022	350,406
325,000	5.000	03/01/2023	349,339
500,000	5.000	03/01/2024	561,239
1,000,000	5.000	03/01/2025	1,163,708
830,000	5.000	03/01/2026	997,649
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(a)(b)
7,725,000	2.750	12/09/2021	7,805,060
Mississippi Business Finance Corp. RB for Waste Management, Inc. Series 2002 (AMT) (A-/NR)(a)(b)
1,000,000	2.200	06/03/2024	1,052,490
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
3,425,000	2.500	04/01/2022	3,445,586
Mississippi Hospital Equipment & Facilities Authority RB Refunding for Baptist Memorial Health Care Obligated Group Series 2020 A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2025	8,884,467
Mississippi Hospital Equipment & Facilities Authority RB Refunding for Baptist Memorial Health Care Obligated Group Series 2020 A-2 (BBB+/NR)(a)(b)
10,500,000	0.650	09/01/2021	10,501,032
Mississippi State GO Bonds Series 2015 F (AA/Aa2)(e)
10,000,000	5.000	11/01/2025	11,958,606
State of Minnesota GO Bonds for Capital Improvement Series 2011 A (AA/Aa2)(e)
21,415,000	5.000	10/01/2021	21,674,289

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(a)(b)
$8,225,000	2.900%	09/01/2023	$ 8,665,733
Warren County RB Refunding for International Paper Company, Series 2020 A (BBB/Baa2)(a)(b)
9,085,000	1.375	06/16/2025	9,381,483
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(a)(b)
1,175,000	1.600	06/16/2025	1,223,678
Warren County RB Refunding for International Paper Company, Series 2020 C (BBB/Baa2)(a)(b)
9,300,000	1.375	06/16/2025	9,603,499

			97,618,264

Missouri – 0.4%
Kansas City Industrial Development Authority RB Refunding for Kansas City International Airport Project Series 2020 C (A-/A2)
5,000,000	0.889	03/01/2022	5,005,022
4,000,000	1.075	03/01/2023	4,013,179
3,000,000	1.302	03/01/2024	3,013,232
3,220,000	1.402	03/01/2025	3,222,318
Metropolitan St. Louis Sewer District RB Refunding Series 2015 B (AAA/Aa1)
8,770,000	5.000	05/01/2038	10,118,447
Metropolitan St. Louis Sewer District RB Refunding Series 2015 B (AAA/Aa1)(e)
4,665,000	5.000	05/01/2025	5,479,899
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
570,000	5.000	09/01/2023	614,143
600,000	5.000	09/01/2024	665,478
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
665,000	5.000	02/15/2022	684,669
575,000	5.000	02/15/2023	619,170
400,000	5.000	02/15/2024	448,670
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
105,000	5.000	10/01/2024	118,611
125,000	5.000	10/01/2025	145,433
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
5,300,000	1.600	12/01/2022	5,331,836
Southeast Missouri State University RB Refunding Series 2020 (A/NR)
585,000	5.000	04/01/2022	605,058
1,200,000	5.000	04/01/2023	1,294,934
1,405,000	5.000	04/01/2024	1,561,637
1,410,000	5.000	04/01/2025	1,617,121
2,795,000	5.000	04/01/2026	3,286,333

			47,845,190

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
310,000	5.000	07/01/2022	324,979
City of Billings RB for Sewer System Series 2017 (AA+/WR)
210,000	4.000	07/01/2021	210,000
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,790,000	2.000	08/01/2023	8,994,853
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
470,000	5.000	12/01/2022	502,073

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Montana – (continued)
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
$750,000	5.000%	01/01/2022	$ 768,001
500,000	5.000	01/01/2023	535,947

			11,335,853

Nebraska – 0.2%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(a)(b)
12,400,000	4.000	08/01/2025	14,047,046
City of Lincoln Electric System RB Refunding Series 2012 (AA/NR)
2,615,000	5.000	09/01/2021	2,635,732
County of Washington RB Refunding for Cargill, Inc. Series 2012 (AMT) (A/NR)(a)(b)
4,700,000	0.900	09/01/2025	4,758,843
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (AA-/A1)(a)(b)
2,100,000	5.000	11/15/2025	2,470,743
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (AA-/A1)
100,000	5.000	11/15/2021	101,764
110,000	5.000	11/15/2023	121,849
175,000	5.000	11/15/2025	207,340

			24,343,317

Nevada – 0.5%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (AA/A1)
1,970,000	5.000	06/01/2024	2,235,365
Clark County School District Building GO Bonds Series 2016 B (A+/A1)
1,190,000	5.000	06/15/2022	1,244,351
Clark County School District Building GO Bonds Series 2017 A (A+/A1)
3,675,000	5.000	06/15/2022	3,842,850
Clark County School District GO Bonds Series 2020 A (AGM) (A+/A1)
600,000	3.000	06/15/2022	615,987
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
250,000	3.000	06/15/2023	263,348
275,000	3.000	06/15/2024	296,611
325,000	3.000	06/15/2025	357,021
550,000	5.000	06/15/2026	666,581
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
3,640,000	5.000	07/01/2022	3,817,381
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A/A1)
500,000	5.000	07/01/2022	523,695
1,650,000	5.000	07/01/2025	1,764,241
2,100,000	5.000	07/01/2026	2,244,414
County of Clark GO Bonds Series 2013 (AA+/Aa1)(e)
19,840,000	5.000	11/01/2023	22,058,039
County of Clark Passenger Facility Charge RB Refunding Series 2017 B (AMT) (A/Aa3)
5,000,000	5.000	07/01/2023	5,471,923
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A-/A1)
12,000,000	1.450	12/01/2024	12,247,097
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2025	810,175
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
200,000	5.000	07/01/2024	224,462

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(a)(b)
$2,160,000	3.000%	06/01/2022	$ 2,213,199
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 C (AMT) (NR/A2)(a)(b)
2,000,000	0.625	04/15/2022	2,004,327

			62,901,067

New Hampshire – 0.4%
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (BBB+/NR)
220,000	4.000	01/01/2024	239,487
285,000	4.000	01/01/2025	319,750
265,000	4.000	01/01/2026	305,174
250,000	4.000	01/01/2027	293,361
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(a)
	(SIFMA Municipal Swap Index Yield + 0.38%),
31,000,000	0.405	07/01/2024	31,012,133
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-1 (AMT) (A-/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,310,115
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-2 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,240,461
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-3 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,240,461
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-4 (AMT) (A-/NR)(a)(b)
3,000,000	2.150	07/01/2024	3,144,276

			47,105,218

New Jersey – 5.0%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
500,000	5.000	03/01/2023	537,097
Borough of Fair Lawn GO Bonds Series 2020 (NR/MIG1)
5,000,000	1.500	09/10/2021	5,012,646
City of Newark GO Bonds Series 2020 (NR/NR)
3,500,000	3.500	07/27/2021	3,508,070
City of Newark GO Refunding Bonds Series 2020 A (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	10/01/2023	1,096,792
800,000	5.000	10/01/2024	908,385
650,000	5.000	10/01/2025	760,977
750,000	5.000	10/01/2026	902,622
City of Newark GO Refunding Bonds Series 2020 A (ST AID WITHHLDG) (NR/Baa1)
115,000	5.000	10/01/2021	116,195
750,000	5.000	10/01/2022	787,858
City of Newark GO Refunding Bonds Series 2020 B (AGM) (SCH BD RES FD) (AA/A2)
525,000	5.000	10/01/2023	575,816
650,000	5.000	10/01/2024	738,063
600,000	5.000	10/01/2025	702,440
City of Newark GO Refunding Bonds Series 2020 B (SCH BD RES FD) (NR/A3)
250,000	5.000	10/01/2021	252,648
580,000	5.000	10/01/2022	609,277

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
County of Cape May GO Bonds Series 2019 (NR/Aa1)
$830,000	4.000%	10/01/2021	$ 837,981
2,450,000	4.000	10/01/2022	2,568,143
2,655,000	4.000	10/01/2024	2,968,785
County of Mercer GO Bonds Series 2021 (AA+/NR)
1,985,000	2.000	02/15/2025	2,095,204
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(g)
5,750,000	0.000	11/01/2021	5,739,967
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
180,000	4.000	07/01/2021	180,000
220,000	4.000	01/01/2022	221,818
225,000	4.000	07/01/2022	228,683
270,000	4.000	01/01/2023	276,356
275,000	4.000	07/01/2023	283,530
320,000	4.000	01/01/2024	331,865
325,000	4.000	07/01/2024	338,993
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (BBB/Baa1)
10,070,000	5.000	06/15/2040	11,246,687
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A+/A1)
1,375,000	1.000	06/01/2023	1,391,624
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A+/A1)(a)(b)
8,645,000	1.200	06/01/2023	8,744,297
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A+/A1)
2,550,000	1.150	06/01/2023	2,583,219
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A+/A1)
3,100,000	0.850	12/01/2025	3,078,240
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,000,000	4.000	06/01/2022	1,026,391
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB/Baa1)
12,350,000	5.500	09/01/2024	14,334,725
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB/Baa1)(d)
	(SIFMA Municipal Swap Index Yield + 1.25%),
13,315,000	1.280	09/01/2025	13,516,649
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (BBB/Baa1)
6,900,000	5.000	06/15/2025	8,078,930
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB/Baa1)
2,345,000	5.000	06/15/2023	2,561,499
6,500,000	5.000	06/15/2024	7,368,956
New Jersey Economic Development Authority RB Series 2021 QQQ (BBB/Baa1)
260,000	5.000	06/15/2022	271,696
250,000	5.000	06/15/2023	273,081
300,000	5.000	06/15/2024	340,105
385,000	5.000	06/15/2025	450,781
555,000	5.000	06/15/2026	668,404
445,000	5.000	06/15/2027	548,887

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (BBB+/NR)
$485,000	5.000%	07/01/2021	$ 485,000
440,000	5.000	07/01/2022	459,584
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (AA/WR)
750,000	5.000	07/01/2021	750,000
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(a)(b)
13,480,000	5.000	07/01/2024	15,311,007
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-2 (AA-/A1)(a)(b)
6,825,000	5.000	07/01/2025	8,010,477
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,240,000	5.000	07/01/2022	1,295,191
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/WR)
1,000,000	5.000	07/01/2021	1,000,000
New Jersey State Turnpike Authority RB Refunding Series 2005 A (AGM) (AA/A2)
1,615,000	5.250	01/01/2026	1,957,129
New Jersey State Turnpike Authority RB Refunding Series 2014 C (ETM) (A+/A2)(e)
3,560,000	5.000	01/01/2022	3,646,511
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(d)
	(1 Mo. LIBOR + 0.48%),
5,000,000	0.544	01/01/2022	5,005,881
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(d)
	(1 Mo. LIBOR + 0.60%),
15,565,000	0.664	01/01/2023	15,632,119
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A+/A2)(d)
	(1 Mo. LIBOR + 0.70%),
5,000,000	0.765	01/01/2024	5,049,487
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,650,000	5.000	01/01/2027	9,832,136
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(g)
28,575,000	0.000	12/15/2028	25,177,561
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB/Baa1)
15,550,000	5.500	12/15/2021	15,917,812
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
25,080,000	5.250	12/15/2022	26,913,584
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(g)
25,055,000	0.000	12/15/2025	23,842,015
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BHAC-CR) (AA+/Aa1)(g)
1,130,000	0.000	12/15/2026	1,072,377
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(g)
34,235,000	0.000	12/15/2027	31,190,081
320,000	0.000	12/15/2031	262,337

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB/Baa1)
$3,435,000	5.000%	12/15/2023	$ 3,826,725
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
8,105,000	5.000	12/15/2024	9,359,111
12,905,000	5.000	12/15/2025	15,363,201
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (BBB/Baa1)
2,000,000	5.000	12/15/2023	2,228,095
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,000,000	5.000	06/15/2022	5,225,905
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB/Baa1)
27,745,000	5.250	12/15/2023	31,078,556
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL-RE) (BBB/Baa1)
4,920,000	5.750	06/15/2023	5,452,201
New Jersey Transportation Trust Fund Authority RB Series 2006 C (AMBAC) (BBB/Baa1)(g)
3,500,000	0.000	12/15/2026	3,264,386
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,263,181
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
30,330,000	5.500	12/15/2022	32,657,339
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,050,000	2.000	08/01/2022	1,071,049
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
22,450,000	4.000	06/01/2023	24,044,963
50,135,000	5.000	06/01/2024	56,841,333
44,005,000	5.000	06/01/2025	51,640,884
20,000,000	5.000	06/01/2026	24,190,048
19,885,000	5.000	06/01/2027	24,692,660
State of New Jersey GO Bonds Series 2021 (BBB+/A3)
10,000,000	2.000	06/01/2026	10,572,165
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
2,035,000	3.200	06/01/2027	2,086,766
Toms River Board of Education GO Bonds Series 2019 (SCH BD RES FD) (AA-/NR)
2,695,000	2.000	07/15/2022	2,743,463

			620,476,702

New Mexico – 0.6%
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/WR)
6,480,000	5.000	07/01/2021	6,480,000
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(a)(b)
6,645,000	1.875	10/01/2021	6,668,866
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (BBB/Baa2)(a)(b)
10,000,000	1.150	06/01/2024	10,173,446
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 D (BBB/Baa2)(a)(b)
14,760,000	1.100	06/01/2023	14,957,027
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (BBB/Baa2)(a)(b)
11,500,000	1.150	06/01/2024	11,699,463

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(a)(b)
$15,425,000	1.875%	10/01/2021	$ 15,480,401
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB/Baa2)(a)(b)
3,800,000	2.125	06/01/2022	3,860,111
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AA+/Aa1)
4,075,000	5.000	06/15/2022	4,264,332
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
100,000	4.000	09/01/2023	106,016
100,000	4.000	09/01/2024	108,415
175,000	4.000	09/01/2025	193,380
150,000	5.000	09/01/2026	175,920

			74,167,377

New York – 14.6%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
5,400,000	1.625	11/01/2025	5,607,983
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (NR/Ba1)
1,250,000	5.000	07/15/2021	1,252,018
500,000	5.000	07/15/2022	523,650
500,000	5.000	07/15/2023	545,843
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (AA/NR)
500,000	5.000	04/01/2024	562,290
520,000	5.000	04/01/2025	605,363
500,000	5.000	04/01/2026	600,446
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (BBB-/NR)
120,000	4.000	06/15/2023	127,891
120,000	4.000	06/15/2024	131,465
110,000	4.000	06/15/2025	123,392
City of Middletown GO Bonds Series 2020 (NR/MIG1)
6,925,000	1.500	08/26/2021	6,938,640
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (AA/Aa2)(a)(b)
42,105,000	5.000	02/01/2024	46,006,386
City of New York GO Bonds Series 2012 B (AA/Aa2)
6,675,000	5.000	08/01/2023	7,026,445
City of Rochester GO Bonds Series 2020 (NR/NR)
55,895,000	2.000	08/04/2021	55,985,617
City of Syracuse GO Bonds Series 2020 (NR/NR)
50,000,000	2.000	07/30/2021	50,068,860
County of Monroe GO Bonds Series 2021 (AA-/NR)
2,890,000	5.000	06/01/2024	3,280,196
5,160,000	5.000	06/01/2025	6,064,162
5,465,000	5.000	06/01/2026	6,621,727
5,085,000	5.000	06/01/2027	6,334,381
County of Nassau GO Bonds for General Improvement Series 2017 B (A+/A2)
2,345,000	5.000	04/01/2022	2,430,458
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/A2)
1,000,000	5.000	07/01/2022	1,048,628
County of Nassau GO Bonds Series 2014 A (A+/A2)(e)
12,040,000	5.000	04/01/2024	13,590,543
County of Suffolk GO Bonds Anticipation Notes Series 2020 I (SP-2/NR)
14,485,000	2.000	07/22/2021	14,499,988

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
County of Suffolk GO Bonds Anticipation Notes Series 2020 II (SP-2/NR)
$2,500,000	2.000%	08/19/2021	$ 2,505,727
County of Suffolk GO Refunding Bonds Series 2020 B (AGM) (AA/NR)
3,430,000	5.000	05/15/2022	3,566,202
3,115,000	5.000	05/15/2023	3,383,198
County of Suffolk GO Refunding Bonds Series 2020 C (AGM) (AA/NR)
1,275,000	0.899	06/15/2022	1,279,510
1,060,000	1.046	06/15/2023	1,066,969
2,690,000	1.407	06/15/2024	2,725,884
Hermon-DeKalb Central School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/MIG1)
5,100,000	1.500	08/20/2021	5,108,670
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
34,000,000	0.814	10/01/2023	34,112,734
Long Island Power Authority RB Refunding Series 2015 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
28,500,000	0.814	10/01/2023	28,594,497
Long Island Power Authority RB Refunding Series 2020 B (A/A2)(a)(b)
8,000,000	0.850	09/01/2025	8,009,697
Long Island Power Authority RB Series 2012 B (A/A2)
10,000,000	5.000	09/01/2027	10,555,789
Long Island Power Authority RB Series 2019 B (A/A2)(a)(b)
13,675,000	1.650	09/01/2024	14,110,944
Metropolitan Transportation Authority Dedicated Tax Fund Bonds Anticipation Notes Series 2019 A (SP-1+/NR)
32,650,000	5.000	03/01/2022	33,680,228
Metropolitan Transportation Authority Dedicated Tax RB Refunding RMKT 08/13/13 Series 2008 B-4 (AA/NR)
14,265,000	5.000	11/15/2023	15,854,339
Metropolitan Transportation Authority Dedicated Tax RB Refunding Series 2012 (AA/NR)
6,975,000	5.000	11/15/2029	7,423,652
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-2/MIG2)
41,265,000	5.000	02/01/2023	44,279,994
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
30,390,000	4.000	02/01/2022	31,046,196
Metropolitan Transportation Authority RB Green Bond Subseries 2019 A-1 (BBB+/A3)(a)(b)
56,070,000	5.000	11/15/2024	64,104,573
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
4,250,000	4.000	11/15/2026	4,969,990
3,750,000	5.000	11/15/2027	4,689,032
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
4,750,000	5.000	11/15/2030	5,033,175
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (BBB+/A3)(a)
	(1 Mo. LIBOR + 0.55%),
26,620,000	0.612	11/01/2022	26,745,085
Metropolitan Transportation Authority RB RMKT 03/18/21 Series 2002 B-1 (AA/NR)
7,000,000	3.000	11/01/2022	7,258,392
Metropolitan Transportation Authority RB RMKT 11/15/13 Subseries 2008 B-3 (BBB+/A3)
1,280,000	5.000	11/15/2023	1,417,775

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Series 2011 B (BBB+/A3)(a)
	(1 Mo. LIBOR + 0.55%),
$26,625,000	0.612%	11/01/2022	$ 26,750,108
Metropolitan Transportation Authority RB Series 2019 D-1 (SP-2/MIG2)
9,000,000	5.000	09/01/2022	9,493,149
Metropolitan Transportation Authority RB Subseries 2014 D-2 (BBB+/A3)(a)
	(SIFMA Municipal Swap Index Yield + 0.45%),
15,000,000	0.480	11/15/2022	14,928,768
Monroe County Industrial Development Corp. RB Refunding for Rochester Regional Health Obligated Group Series 2020 A (BBB+/NR)
260,000	5.000	12/01/2021	264,897
300,000	5.000	12/01/2022	319,058
250,000	5.000	12/01/2023	276,575
600,000	5.000	12/01/2024	687,169
750,000	5.000	12/01/2025	885,517
New York City GO Bonds Fiscal 2008 Series J Subseries J-3 (AA/Aa2)
19,400,000	5.000	08/01/2022	20,419,251
New York City GO Bonds Fiscal 2019 Series A (AA/Aa2)
10,000,000	5.000	08/01/2022	10,525,387
New York City GO Bonds Series 2010 F-1 (AA/Aa2)
2,160,000	5.887	12/01/2024	2,524,606
New York City GO Bonds Series 2015 F-1 (AA/Aa2)
5,395,000	5.000	06/01/2025	6,347,237
New York City GO Bonds Subseries 2006 C-4 (AGM) (AA/Aa2)(b)
300,000	0.200	07/02/2021	300,000
New York City GO Bonds Subseries 2012 A-1 (AA/Aa2)(e)
10,210,000	5.000	10/01/2022	10,829,429
New York City GO Refunding Bonds Fiscal 2018 Series A (AA/Aa2)
4,175,000	5.000	08/01/2026	5,090,735
New York City GO Refunding Bonds Fiscal 2019 Series A (AA/Aa2)
4,395,000	5.000	08/01/2024	5,023,894
4,670,000	5.000	08/01/2025	5,525,041
New York City GO Refunding Bonds Series 2015 A (AA/Aa2)
8,670,000	5.000	08/01/2021	8,704,072
New York City GO Refunding Bonds Subseries 2020 C-1 (AA/Aa2)
1,160,000	5.000	08/01/2024	1,325,988
New York City GO Refunding Bonds Subseries 2021 A-1 (AA/Aa2)
11,845,000	5.000	08/01/2024	13,539,938
6,265,000	5.000	08/01/2025	7,412,073
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(a)(b)
7,010,000	2.750	12/29/2023	7,246,279
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (AA+/Aa2)(a)(b)
10,500,000	1.125	11/01/2024	10,558,934
New York City Housing Development Corp. RB Series 2020 D-2 (AA+/Aa2)(a)(b)
2,000,000	0.700	11/01/2024	2,006,702
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (NR/Baa1)(d)
	(MUNI-CPI + 0.87%),
2,505,000	5.030	03/01/2025	2,620,239
	(MUNI-CPI + 0.88%),
2,610,000	5.040	03/01/2026	2,743,066
	(MUNI-CPI + 0.89%),
2,725,000	5.050	03/01/2027	2,868,905

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (NATL-RE) (NR/Baa1)(d)
	(MUNI-CPI + 0.86%),
$2,405,000	5.020%	03/01/2024	$ 2,497,600
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (AA/A2)
1,000,000	5.000	01/01/2024	1,116,356
1,000,000	5.000	01/01/2025	1,158,206
1,000,000	5.000	01/01/2026	1,193,841
New York City Transitional Finance Authority Building Aid RB Series 2015 S-1 (ST AID WITHHLDG) (AA/Aa3)
10,000,000	5.000	07/15/2033	11,578,571
New York City Transitional Finance Authority Future Tax Secured RB Refunding Series 2015 C (AAA/Aa1)
2,325,000	5.000	11/01/2024	2,684,586
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (AAA/Aa1)(a)(b)
200,000	0.250	07/11/2021	200,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2013 Subseries A-6 (AAA/Aa1)
15,750,000	5.000	08/01/2027	19,758,928
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2014 D-1 (AAA/Aa1)
4,600,000	5.000	02/01/2028	5,150,706
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
3,825,000	5.000	08/01/2030	4,362,190
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
23,565,000	2.570	11/01/2023	24,716,511
25,580,000	2.640	11/01/2024	27,105,435
17,885,000	2.740	11/01/2025	19,159,734
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(a)(b)
26,000,000	0.010	07/02/2021	26,000,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-4 (AAA/Aa1)
7,800,000	1.940	05/01/2024	8,068,249
33,155,000	2.010	05/01/2025	34,477,540
New York City Water & Sewer System RB Series 2013 DD (AA+/Aa1)
10,000,000	5.000	06/15/2035	10,908,828
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(a)(b)
4,380,000	2.000	12/31/2021	4,402,310
New York State Dormitory Authority RB for New York State University Series 2013 A (A+/Aa3)
2,450,000	5.000	07/01/2025	2,675,226
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(a)(b)
10,380,000	5.000	05/01/2022	10,540,710
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(a)(b)
10,230,000	5.000	05/01/2024	11,327,587
New York State Dormitory Authority RB for State of New York Personal Income Tax Revenue Series 2010 D (AA+/Aa2)
7,770,000	5.000	03/15/2024	8,662,366
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa2)
62,425,000	5.000	03/15/2023	67,574,838

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
$925,000	5.000%	07/01/2024	$ 1,029,979
970,000	5.000	07/01/2025	1,109,944
1,025,000	5.000	07/01/2026	1,201,989
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,170,000	5.000	05/01/2022	1,215,886
1,215,000	5.000	05/01/2023	1,319,113
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 E (AA+/Aa2)
32,965,000	3.250	03/15/2035	34,590,250
New York State Dormitory Authority Sales Tax RB Refunding Series 2014 A (AA+/Aa2)
5,580,000	5.000	03/15/2029	6,275,933
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 B (AA+/Aa2)
8,225,000	5.000	03/15/2032	9,743,773
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (AA+/Aa2)
31,875,000	5.000	03/15/2023	34,504,573
New York State Dormitory Authority School District Financing RB Series 2020 A (AGM) (AA/A1)
550,000	5.000	10/01/2022	583,016
675,000	5.000	10/01/2023	747,711
815,000	5.000	10/01/2024	937,906
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa2)
730,000	4.900	03/15/2023	785,514
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (AA+/Aa2)
34,055,000	5.000	03/15/2025	39,811,930
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2012 A (AA+/Aa2)
5,125,000	5.000	12/15/2029	5,484,223
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2017 A (AA+/Aa2)
2,150,000	5.000	02/15/2026	2,589,947
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(b)
27,750,000	0.082	07/09/2021	27,750,000
New York State Energy Research & Development Authority RB Refunding for New York State Electric & Gas Corp. Projects Series 2004 C (A-/A3)(a)(b)
17,000,000	2.625	07/03/2023	17,792,508
New York State Housing Finance Agency RB Series 2021 D-2 (NR/Aa2)(a)(b)
8,500,000	0.650	11/01/2025	8,498,726
New York State Housing Finance Agency RB Series 2021 E-2 (NR/Aa2)(a)(b)
5,000,000	0.650	11/01/2025	4,999,251
New York State Thruway Authority RB Series 2014 J (A/A1)
4,040,000	5.000	01/01/2041	4,488,655
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AA+/Aa2)
1,120,000	5.000	03/15/2027	1,257,101
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (AA+/Aa2)
945,000	5.000	03/15/2022	977,391
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2010 C (AA+/Aa2)
4,435,000	5.360	03/15/2024	4,979,381

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2013 C (AA+/Aa2)
$10,000,000	5.000%	03/15/2029	$ 10,790,981
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa2)
10,175,000	2.670	03/15/2023	10,564,192
28,250,000	2.860	03/15/2024	29,925,745
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa2)
20,015,000	2.980	03/15/2025	21,534,921
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
5,000,000	5.000	01/01/2022	5,114,387
5,300,000	5.000	01/01/2023	5,659,855
13,975,000	5.000	01/01/2024	15,515,270
8,000,000	5.000	01/01/2025	9,189,684
3,425,000	5.000	01/01/2026	4,057,297
3,000,000	5.000	01/01/2028	3,744,247
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM) (AA/A2)
1,000,000	4.000	07/01/2037	1,095,608
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
915,000	4.000	07/01/2032	1,007,860
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
250,000	5.000	12/01/2022	266,212
1,500,000	5.000	12/01/2023	1,663,664
1,850,000	5.000	12/01/2024	2,130,291
1,115,000	5.000	12/01/2025	1,323,934
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 B (BBB/Baa1)
1,500,000	1.360	12/01/2021	1,505,507
1,200,000	1.610	12/01/2022	1,216,356
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
1,100,000	5.000	12/01/2021	1,121,604
850,000	5.000	12/01/2022	907,001
2,080,000	5.000	12/01/2023	2,312,275
1,000,000	5.000	12/01/2024	1,153,348
830,000	5.000	12/01/2025	989,521
1,000,000	5.000	12/01/2026	1,228,192
Niagara Falls Bridge Commission RB Series 1992 (NATL-RE) (A+/Baa2)
7,230,000	6.250	10/01/2021	7,337,132
Oyster Bay GO Refunding Bonds Series 2020 (BAM) (AA/Baa1)
500,000	4.000	11/01/2023	542,542
475,000	4.000	11/01/2024	530,393
750,000	4.000	11/01/2025	859,413
800,000	4.000	11/01/2026	937,987
675,000	4.000	11/01/2027	807,877
Oyster Bay GO Refunding Bonds Series 2020 (BBB+/Baa1)
840,000	2.000	11/01/2021	844,492
820,000	4.000	11/01/2022	857,420
Oyster Bay GO Refunding Bonds Series 2021 (AGM) (AA/Baa1)
575,000	4.000	03/01/2025	647,830
925,000	4.000	03/01/2026	1,068,437
825,000	4.000	03/01/2027	974,589
850,000	4.000	03/01/2028	1,022,279
Oyster Bay GO Refunding Bonds Series 2021 (BBB+/Baa1)
475,000	2.000	03/01/2022	479,719
440,000	4.000	03/01/2023	465,063
425,000	4.000	03/01/2024	465,204

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (A+/Aa3)
$200,000	5.000%	07/15/2021	$200,345
1,125,000	5.000	07/15/2022	1,180,611
1,500,000	5.000	07/15/2023	1,642,584
2,355,000	5.000	07/15/2024	2,676,790
1,400,000	5.000	07/15/2025	1,643,426
2,250,000	5.000	07/15/2026	2,718,746
1,625,000	5.000	07/15/2027	2,014,522
Port Authority of New York & New Jersey Consolidated RB Series 158 (A+/Aa3)
6,315,000	5.859	12/01/2024	7,349,493
Port Authority of New York & New Jersey Consolidated RB Series 169 (A+/Aa3)
1,250,000	5.000	10/15/2024	1,266,966
Port Authority of New York & New Jersey Consolidated RB Series 177 (A+/Aa3)
2,715,000	4.000	07/15/2031	2,857,871
Port Authority of New York & New Jersey Consolidated RB Series 186 (AMT) (A+/Aa3)
5,295,000	5.000	10/15/2021	5,367,353
8,345,000	5.000	10/15/2033	9,449,728
Port Authority of New York & New Jersey Consolidated RB Series 193 (AMT) (A+/Aa3)
2,280,000	5.000	10/15/2021	2,311,155
Port Authority of New York & New Jersey Consolidated RB Series 2018 (AMT) (A+/Aa3)
2,505,000	5.000	09/15/2025	2,956,104
Port Authority of New York & New Jersey Consolidated RB Series 202 (AMT) (A+/Aa3)
2,000,000	5.000	10/15/2021	2,027,329
Port Authority of New York & New Jersey Consolidated RB Series AAA (A+/Aa3)
156,640,000	1.086	07/01/2023	158,633,416
Port Authority of New York & New Jersey RB Refunding Series 194th (A+/Aa3)
1,025,000	5.000	10/15/2034	1,215,137
Sales Tax Asset Receivable Corp. RB Refunding for Fiscal 2015 Series A (AA+/WR)(e)
2,500,000	4.000	10/15/2024	2,803,986
1,365,000	5.000	10/15/2024	1,575,594
State of New York GO Refunding Bonds Series 2021 B (AA+/Aa2)
20,850,000	1.250	03/15/2027	20,964,641
1,675,000	1.450	03/15/2028	1,684,998
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,200,000	2.000	10/15/2021	5,224,221
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
5,005,000	5.000	06/01/2022	5,213,891
Suffolk County New York GO Bonds Series 2019 A (BAM) (AA/NR)
3,160,000	5.000	04/01/2023	3,415,777
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000	02/01/2023	7,431,048
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/2023	6,886,937
Triborough Bridge & Tunnel Authority RB Refunding Series 2012 B (AA-/Aa3)
7,125,000	5.000	11/15/2028	7,584,917

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority RB Refunding Series 2018 B (AA-/Aa3)
$7,610,000	5.000%	11/15/2025	$9,096,153
Triborough Bridge & Tunnel Authority RB Refunding Subseries 2005 B-4 (AA-/Aa3)(a)
6,500,000	(SOFR + 0.38%), 0.414	02/01/2024	6,496,893
Triborough Bridge & Tunnel Authority RB Series 2012 A (AA-/Aa3)
5,000,000	4.000	11/15/2036	5,226,448
Triborough Bridge & Tunnel Authority RB Series 2014 A (AA-/Aa3)
20,135,000	5.000	11/15/2039	22,507,545
Triborough Bridge & Tunnel Authority RB Series 2021 A (A+/A1)
27,000,000	5.000	11/01/2025	32,193,987
Utility Debt Securitization Authority Restructuring RB Series 2013 (AAA/Aaa)
9,740,000	5.000	12/15/2030	10,867,006
2,500,000	5.000	12/15/2041	2,772,992
Utility Debt Securitization Authority Restructuring RB Series 2016 B (AAA/WR)
1,025,000	5.000	12/15/2023	1,047,592

			1,799,075,190

North Carolina – 2.2%
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 B (AA-/Aa3)(a)(b)
18,000,000	5.000	12/02/2024	20,841,871
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	446,070
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
450,000	2.000	10/01/2024	472,309
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (BBB/Baa2)(a)(b)
2,150,000	2.100	10/01/2024	2,263,510
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(a)(b)
4,550,000	1.375	06/16/2025	4,698,486
County of Wake GO Refunding Bonds Series 2021 (AAA/Aaa)
7,845,000	5.000	04/01/2026	9,515,127
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(e)
71,475,000	5.000	04/01/2022	74,079,213
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)(e)
35,000,000	5.000	04/01/2022	36,275,235
North Carolina Capital Facilities Finance Agency RB Refunding for High Point University Series 2021 (A-/NR)
220,000	3.000	05/01/2022	224,906
250,000	4.000	05/01/2023	266,672
190,000	4.000	05/01/2024	208,377
240,000	5.000	05/01/2025	278,878
275,000	5.000	05/01/2026	329,180
North Carolina Medical Care Commission RB for Caromont Health Obligated Group Series 2021 B (AA-/NR)(a)(b)
3,470,000	5.000	02/01/2026	4,165,427
North Carolina Municipal Power Agency No. 1 RB Refunding Series 2015 A (A/NR)
6,170,000	5.000	01/01/2025	7,129,820

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Turnpike Authority RB Series 2020 (BBB/NR)
$98,060,000	5.000%	02/01/2024	$ 109,691,740

			270,886,821

North Dakota – 0.2%
Cass County Joint Water Resource District GO Bonds Series 2021 A (NR/Aa3)
8,895,000	0.480	05/01/2024	8,877,217
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
805,000	5.000	11/01/2021	817,572
1,815,000	5.000	11/01/2022	1,926,866
1,655,000	5.000	11/01/2023	1,829,707
2,000,000	4.000	11/01/2024	2,159,696
4,155,000	4.500	11/01/2026	4,511,455

			20,122,513

Ohio – 1.6%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (BBB+/Baa2)
125,000	5.000	11/15/2025	147,037
175,000	5.000	11/15/2026	211,375
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A1)
2,720,000	6.973	02/15/2024	3,144,745
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A1)
925,000	5.000	02/15/2025	1,074,776
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
3,180,000	5.000	02/15/2023	3,424,281
1,435,000	5.000	02/15/2024	1,610,004
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (A/NR)
6,000,000	1.630	06/01/2022	6,072,004
6,345,000	1.650	06/01/2023	6,487,792
5,935,000	1.709	06/01/2024	6,093,654
7,500,000	1.809	06/01/2025	7,710,436
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (AAA/Aaa)
5,000,000	5.000	04/01/2023	5,424,919
City of Columbus Various Purpose Unlimited Tax Bonds Series 2021 A (AAA/Aaa)
5,000,000	5.000	04/01/2025	5,855,347
Cleveland GO Bonds Series 2020 A (AA+/A1)
125,000	2.000	12/01/2022	128,147
260,000	3.000	12/01/2023	276,871
200,000	3.000	12/01/2024	217,209
380,000	3.000	12/01/2025	419,264
600,000	3.000	12/01/2026	671,913
County of Allen Hospital Facilities Revenue RB for Bon Secours Mercy Health, Inc. Series 2017 B (A+/A1)(a)(b)
5,000,000	5.000	05/05/2022	5,194,377
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (A/Baa1)
1,950,000	5.000	11/15/2024	2,225,782
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,869,654
3,000,000	5.000	02/15/2024	3,325,050
1,500,000	5.000	02/15/2025	1,717,255
Hamilton County Sewer System RB Refunding Series 2019 A (AA+/Aa2)
3,000,000	4.000	12/01/2021	3,047,404
6,450,000	5.000	12/01/2024	7,465,279

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Hillsdale Local School District COPS Series 2020 (BAM) (AA/A2)
$675,000	4.000%	12/01/2023	$ 733,314
1,245,000	4.000	12/01/2024	1,389,757
1,120,000	4.000	12/01/2025	1,276,536
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
875,000	1.875	05/01/2023	897,229
875,000	1.960	05/01/2024	904,832
1,325,000	2.060	05/01/2025	1,377,797
Miami Oxford University RB Refunding Series 2020 A (AA/Aa3)
300,000	5.000	09/01/2021	302,404
340,000	5.000	09/01/2022	359,308
575,000	5.000	09/01/2023	634,888
395,000	5.000	09/01/2024	453,450
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (NR/Ba1)
1,075,000	2.875	02/01/2026	1,137,645
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,695,000	2.875	02/01/2026	2,852,049
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (BBB+/NR)(a)(b)
3,750,000	2.100	10/01/2024	3,916,937
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 D (BBB+/NR)(a)(b)
5,000,000	1.900	10/01/2024	5,200,418
Ohio Higher Educational Facility Commission RB for University of Dayton RMKT 08/04/06 Series 2003 B (FGIC) (A+/A2)(d)
	(MUNI-CPI + 1.08%),
155,000	2.451	12/01/2021	156,241
	(MUNI-CPI + 1.10%),
155,000	2.471	12/01/2022	159,008
	(MUNI-CPI + 1.12%),
165,000	2.491	12/01/2023	171,670
Ohio Higher Educational Facility Commission RB for University of Dayton Series 2006 A (AMBAC) (A+/A2)(d)
	(MUNI-CPI + 1.08%),
680,000	2.451	12/01/2021	685,442
	(MUNI-CPI + 1.10%),
710,000	2.471	12/01/2022	728,360
	(MUNI-CPI + 1.12%),
480,000	2.491	12/01/2023	499,405
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A/A3)
425,000	5.000	05/01/2023	459,948
985,000	5.000	05/01/2024	1,107,304
650,000	5.000	05/01/2026	779,085
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (AA+/Aa1)
7,485,000	5.000	08/01/2023	8,235,987
Ohio State Higher Education GO Bonds Series 2019 A (AA+/Aa1)
7,505,000	5.000	05/01/2027	9,367,065
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(e)
1,685,000	5.000	05/01/2022	1,753,238
Ohio State Infrastructure Improvement GO Bonds Series 2013 A (AA+/Aa1)
6,505,000	4.000	02/01/2030	6,757,159

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State RB for Department of Transportation Series 2019-1 (AA/Aa2)
$1,000,000	5.000%	12/15/2022	$ 1,070,244
1,295,000	5.000	12/15/2023	1,445,859
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 C (A/A2)(a)(b)
15,120,000	5.000	09/15/2021	15,258,898
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 D (A/A2)(a)(b)
11,775,000	5.000	09/15/2023	12,967,262
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2020 B (A/A2)(a)(b)
5,335,000	5.000	01/15/2025	6,154,806
Ohio State RB Refunding for Administrative Building Fund Series 2020 A (AA/Aa2)
6,000,000	1.562	10/01/2021	6,020,281
1,125,000	1.678	10/01/2024	1,159,796
Ohio State RB Refunding for Adult Correctional Building Funds Series 2020 A (AA/Aa2)
5,220,000	1.562	10/01/2021	5,237,644
4,000,000	1.592	10/01/2022	4,065,543
4,535,000	1.610	10/01/2023	4,650,355
3,625,000	1.678	10/01/2024	3,737,122
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (A/Baa1)
140,000	5.000	11/15/2024	160,001
280,000	5.000	11/15/2025	329,495
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
8,250,000	3.250	11/01/2022	8,580,794
Revere Local School District School Facilities Improvement GO Unlimited Bonds Series 2017 A (NR/Aa1)(e)
1,240,000	5.000	06/01/2022	1,295,136
Winton Woods City School District Class Room Facilities GO Unlimited Bonds Series 2017 A (SD CRED PROG) (AA/Aa2)(e)
2,805,000	5.000	05/01/2022	2,918,594

			201,162,881

Oklahoma – 0.6%
City of Tulsa GO Bonds Series 2020 (AA/Aa1)
5,300,000	5.000	03/01/2023	5,723,697
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
2,005,000	5.000	06/01/2022	2,089,248
Oklahoma Capitol Improvement Authority RB Series 2017 B (AA-/NR)
6,155,000	5.000	01/01/2025	7,128,758
Oklahoma County Independent School District No. 12 Edmond GO Bonds Series 2020 (AA+/NR)
7,700,000	2.000	03/01/2023	7,929,377
Oklahoma County Independent School District No. 12 Edmond GO Bonds Series 2021 (AA+/NR)
8,840,000	1.250	06/01/2026	9,078,814
Oklahoma County Independent School District No. 89 Oklahoma City GO Bonds Series 2020 A (AA/NR)
16,520,000	1.250	07/01/2024	16,974,027
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
525,000	5.000	08/15/2022	549,676
500,000	5.000	08/15/2023	543,807
500,000	5.000	08/15/2024	562,547
Oklahoma Development Finance Authority RB for Gilcrease Developers LLC Series 2020 A (AMT) (NR/Baa2)
17,390,000	1.625	07/06/2023	17,526,543

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
$2,840,000	4.000%	01/01/2023	$ 3,003,504
Tulsa County Independent School District No. 1 GO Bonds Series 2020 B (AA/NR)
7,300,000	2.000	08/01/2024	7,666,985

			78,776,983

Oregon – 0.4%
City of Portland Sewer System RB for Second Lien Series 2020 A (AA/Aa2)
6,370,000	5.000	03/01/2024	7,168,323
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
385,000	5.000	03/01/2023	405,878
200,000	5.000	03/01/2024	216,351
200,000	5.000	03/01/2025	221,016
Oregon Health & Science University RB Refunding for Oregon Health & Science University Obligated Group Series 2019 A (AA-/Aa3)
850,000	5.000	07/01/2022	890,544
950,000	5.000	07/01/2023	1,038,465
Oregon Health & Science University RB Refunding for Oregon Health & Science University Obligated Group Series 2019 A (AA-/WR)
600,000	5.000	07/01/2021	600,000
Oregon State Business Development Commission RB for Intel Corp. Project Series 2010 232 (A+/A1)(a)(b)
13,050,000	2.400	08/14/2023	13,590,840
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
400,000	5.000	10/01/2024	454,607
125,000	5.000	10/01/2026	150,579
Port of Portland Airport Taxable RB Series 27 B (A+/NR)
875,000	0.800	07/01/2022	876,139
1,100,000	1.000	07/01/2023	1,099,886
1,155,000	1.200	07/01/2024	1,150,352
1,000,000	1.300	07/01/2025	989,497
Portland Community College District GO Unlimited Bonds Series 2013 (AA+/Aa1)(e)
6,930,000	5.000	06/15/2023	7,579,404
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aa1)
2,130,000	5.000	04/01/2022	2,207,787
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa2)
2,135,000	5.000	05/01/2024	2,418,177
State of Oregon Department of Transportation RB Senior Lien Series 2020 B (AAA/Aa1)
1,125,000	0.414	11/15/2023	1,125,407
1,520,000	0.566	11/15/2024	1,517,270
4,145,000	0.686	11/15/2025	4,119,383
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (AA+/Aa1)
1,330,000	1.000	08/01/2026	1,353,292
Tualatin Hills Park & Recreation District GO Refunding Green Bonds Series 2021 (NR/Aa1)
2,280,000	5.000	06/01/2024	2,594,264
2,450,000	5.000	06/01/2025	2,890,806

			54,658,267

Pennsylvania – 4.5%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,391,548
1,950,000	5.000	10/01/2022	2,067,311

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
$3,170,000	5.000%	04/01/2022	$ 3,281,861
2,250,000	5.000	04/01/2023	2,434,183
4,000,000	5.000	04/01/2024	4,504,191
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
1,845,000	5.000	07/15/2021	1,848,245
1,935,000	5.000	07/15/2022	2,032,520
1,510,000	5.000	07/15/2023	1,655,807
5,900,000	5.000	07/15/2025	6,949,122
Allentown City School GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)(c)
2,500,000	1.000	03/31/2022	2,500,007
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(a)
	(1 Mo. LIBOR + 0.48%),
5,985,000	0.544	11/01/2021	5,984,757
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
545,000	5.000	10/01/2022	574,747
760,000	5.000	10/01/2023	833,268
Butler County Hospital Authority RB for Health System Project Series 2015 A (A/WR)
1,000,000	4.000	07/01/2021	1,000,000
City of Philadelphia Airport RB Refunding Series 2011 A (AMT) (A-/A2)
3,600,000	5.000	06/15/2023	3,631,410
2,610,000	5.000	06/15/2027	2,632,921
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
4,000,000	5.000	09/01/2021	4,031,040
City of Philadelphia GO Bonds Series 2019 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	09/01/2022	680,458
845,000	5.000	09/01/2023	928,942
City of Philadelphia GO Bonds Series 2020 (ST AID WITHHLDG) (A+/A2)
8,880,000	5.000	09/01/2021	8,948,910
5,000,000	5.000	09/01/2022	5,274,872
8,000,000	5.000	09/01/2023	8,794,714
City of Philadelphia Water & Wastewater RB Series 2020 A (A+/A1)
600,000	5.000	11/01/2025	716,561
605,000	5.000	11/01/2026	745,234
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,025,000	5.000	08/01/2022	1,073,925
Coatesville School District GO Refunding Bonds Series 2017 (ETM) (AGM) (ST AID WITHHLDG) (AA/A2)(e)
1,270,000	5.000	08/01/2021	1,274,958
100,000	5.000	08/01/2022	105,189
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
2,270,000	5.000	06/01/2023	2,471,370
1,720,000	5.000	06/01/2024	1,945,785
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
7,975,000	5.000	08/15/2025	9,443,698
County of Beaver GO Refunding Bonds Series 2017 (BAM) (AA/NR)
1,000,000	5.000	04/15/2025	1,147,791

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A+/A2)
$800,000	5.000%	07/01/2022	$ 838,489
925,000	5.000	07/01/2023	1,013,477
1,735,000	5.000	07/01/2024	1,977,696
County of Westmoreland GO Bonds Series 2013 A (NR/A2)
945,000	5.000	12/01/2023	1,028,260
55,000	5.000	12/01/2024	59,945
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (A-/NR)
2,150,000	2.074	11/01/2025	2,197,729
2,195,000	2.345	11/01/2026	2,257,700
Delaware County Authority RB Refunding for Neumann University Series 2020 (BBB/NR)
180,000	4.000	10/01/2021	181,454
195,000	4.000	10/01/2022	202,903
235,000	5.000	10/01/2023	256,033
Delaware River Port Authority RB Refunding Series 2018 B (A+/A1)
5,000,000	5.000	01/01/2022	5,119,751
Delaware Valley Regional Finance Authority RB Refunding Series 2020 B (A+/A1)
35,250,000	5.000	11/01/2024	40,360,277
Geisinger Authority Health System RB Refunding for Geisinger Health System Series 2020 B (AA-/A1)(a)(b)
17,900,000	5.000	02/15/2027	21,730,045
General Authority of Southcentral Pennsylvania WellSpan Health Obligation Group RB Refunding Series 2019 B (AA-/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.60%),
15,000,000	0.630	06/01/2024	15,102,457
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
540,000	4.000	06/01/2022	558,123
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(a)(b)
9,000,000	1.800	08/15/2022	9,145,235
Lower Merion School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/Aaa)
5,980,000	5.000	11/15/2026	7,392,205
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
600,000	5.000	09/01/2022	632,260
550,000	5.000	09/01/2023	603,005
650,000	5.000	09/01/2024	739,113
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(a)(b)
12,265,000	2.800	12/01/2021	12,398,968
Pennsylvania Economic Development Financing Authority RB for UPMC Obligated Group Series 2013 A (A/A2)
2,040,000	5.000	07/01/2038	2,215,850
Pennsylvania Economic Development Financing Authority RB for Waste Management, Inc. Series 2017 A (AMT) (A-/NR)(a)(b)
7,500,000	0.700	08/02/2021	7,503,130
Pennsylvania Economic Development Financing Authority RB Refunding City of Philadelphia Water & Wastewater Series 2020 (BBB+/Baa2)
365,000	3.000	01/01/2022	368,522
370,000	3.000	01/01/2023	381,479
430,000	3.000	01/01/2024	453,581
505,000	3.000	01/01/2025	540,407
615,000	4.000	01/01/2026	694,131

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB Refunding for PPL Electric Utilities Corp. Series 2008 (A/A1)
$25,180,000	0.400%	10/01/2023	$ 25,183,578
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (BBB+/NR)(c)
1,600,000	4.000	07/01/2030	1,825,219
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
400,000	5.000	05/01/2022	415,722
500,000	5.000	05/01/2023	542,749
300,000	5.000	05/01/2024	338,790
350,000	5.000	05/01/2025	409,158
Pennsylvania Higher Educational Facilities Authority RB Refunding for University of Pennsylvania Health System Obligated Group (The) Series 2015 (AA/Aa3)
2,570,000	5.000	08/15/2025	3,049,085
Pennsylvania Higher Educational Facilities Authority RB Refunding for University of Pennsylvania Health System Obligated Group (The) Series 2016 C (AA/Aa3)
3,595,000	5.000	08/15/2025	4,265,160
Pennsylvania State Commonwealth GO Bonds First Series 2011 (A+/Aa3)(e)
28,895,000	4.000	11/15/2021	29,311,120
Pennsylvania State Commonwealth GO Bonds First Series 2013 (A+/Aa3)
23,100,000	4.000	04/01/2032	24,562,897
5,195,000	4.000	04/01/2033	5,521,188
Pennsylvania State Commonwealth GO Bonds First Series 2020 (A+/Aa3)
12,655,000	5.000	05/01/2026	15,322,034
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
6,635,000	5.000	09/15/2024	7,611,624
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
6,185,000	5.000	09/15/2025	7,366,884
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,465,000	5.000	01/01/2023	35,876,207
55,075,000	5.000	01/01/2025	63,871,573
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,620,000	5.000	01/15/2022	4,739,804
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM-CR) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,270,302
Pennsylvania Turnpike Commission RB Refunding Series 2016 (A-/A3)
3,375,000	5.000	06/01/2029	3,995,149
Pennsylvania Turnpike Commission RB Refunding Series 2017 A-2 (A+/A1)
1,835,000	5.000	12/01/2024	2,125,201
3,040,000	5.000	12/01/2025	3,641,908
3,865,000	5.000	12/01/2026	4,763,154
5,240,000	5.000	12/01/2027	6,619,235
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
895,000	2.013	12/01/2024	930,907
Pennsylvania Turnpike Commission RB Refunding Series 2021 B (A+/A1)(c)
1,900,000	5.000	12/01/2025	2,271,470
1,350,000	5.000	12/01/2026	1,668,997
1,800,000	5.000	12/01/2027	2,272,542
Pennsylvania Turnpike Commission RB Refunding Subordinate Series 2016 A (AA/Aa3)
1,000,000	5.000	12/01/2022	1,068,685

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2018 B (A+/A1)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%),
$11,750,000	0.730%	12/01/2023	$ 11,816,932
Pennsylvania Turnpike Commission RB Series 2020 B (A+/A1)
475,000	5.000	12/01/2023	529,508
450,000	5.000	12/01/2024	521,166
350,000	5.000	12/01/2025	419,299
350,000	5.000	12/01/2026	431,333
Philadelphia Authority for Industrial Development RB Refunding for St. Joseph’s University Series 2020 (A-/NR)
250,000	4.000	11/01/2021	252,878
250,000	4.000	11/01/2022	261,545
535,000	4.000	11/01/2024	594,007
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,000,000	5.000	07/01/2022	4,151,473
1,750,000	5.000	07/01/2023	1,879,806
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A/NR)
640,000	4.000	12/15/2021	650,326
280,000	5.000	12/15/2022	298,269
Pittsburgh & Allegheny County Sports & Exhibition Authority RB Refunding for Allegheny Regional Asset District Series 2020 (AGM) (AA/A1)
1,785,000	4.000	02/01/2023	1,888,115
1,300,000	4.000	02/01/2025	1,462,423
1,930,000	5.000	02/01/2026	2,313,888
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(a)
	(SIFMA Municipal Swap Index Yield + 0.65%),
11,605,000	0.680	12/01/2023	11,711,019
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (A/A3)
500,000	5.000	09/01/2021	503,830
250,000	5.000	09/01/2022	263,562
270,000	5.000	09/01/2023	297,007
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
275,000	5.000	09/01/2024	314,006
Southeastern Pennsylvania Transportation Authority RB Series 2020 (AA-/A3)
700,000	5.000	06/01/2022	731,197
1,000,000	5.000	06/01/2023	1,091,129
1,100,000	5.000	06/01/2024	1,246,455
1,310,000	5.000	06/01/2025	1,537,315
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (BB-/NR)
545,000	5.000	02/01/2022	553,589
1,400,000	5.000	02/01/2023	1,453,388
450,000	5.000	02/01/2024	478,325
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
300,000	4.000	07/01/2022	310,709
350,000	4.000	07/01/2023	374,612
450,000	4.000	07/01/2024	495,695
575,000	4.000	07/01/2025	649,289
625,000	4.000	07/01/2026	721,144

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/WR)
$235,000	4.000%	07/01/2021	$ 235,000
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(e)
1,990,000	5.000	08/15/2023	2,190,127
York Suburban School District GO Refunding Bonds Series 2019 A (BAM) (ST AID WITHHLDG) (AA/NR)
1,075,000	4.000	02/15/2022	1,100,213
2,745,000	4.000	02/15/2023	2,901,403
2,070,000	4.000	02/15/2024	2,253,719

			550,581,613

Puerto Rico – 1.2%
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (NR/WR)*
571,650	5.500	07/01/2017	556,644
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
	(3 Mo. LIBOR + 0.52%),
54,710,000	0.655	07/01/2029	51,169,563
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
25,000	5.250	07/01/2032	28,504
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)*
654,385	5.500	07/01/2016	647,024
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(b)
1,000,000	10.000	07/01/2035	1,057,015
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/Ca)*(a)
10,835,000	10.000	07/01/2034	11,877,869
Puerto Rico Public Buildings Authority RB Refunding Series 1993 L (AGM-CR) (AA/WR)
270,000	5.500	07/01/2021	270,000
Puerto Rico Public Finance Corp. RB Series 2001 E (ETM) (AGC-ICC) (AGM-CR) (AA/A2)(e)
4,010,000	6.000	08/01/2026	5,059,792
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(g)
24,085,000	0.000	07/01/2024	23,132,932
30,874,000	0.000	07/01/2027	28,264,221
15,126,000	0.000	07/01/2029	13,192,456
484,000	0.000	07/01/2031	390,184
732,000	0.000	07/01/2033	549,674
4,705,000	0.000	07/01/2046	1,547,289
3,833,000	0.000	07/01/2051	913,024
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	2,086,948
56,000	4.536	07/01/2053	62,854
747,000	4.784	07/01/2058	850,739
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	400,966
183,000	4.550	07/01/2040	207,823
1,345,000	4.750	07/01/2053	1,527,972
3,400,000	5.000	07/01/2058	3,918,897

			147,712,390

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – 0.2%
City of Providence GO Refunding Bonds Series 2021 A (BBB+/NR)
$320,000	5.000%	01/15/2022	$ 327,579
425,000	5.000	01/15/2023	453,003
400,000	5.000	01/15/2024	442,388
440,000	5.000	01/15/2025	502,293
450,000	5.000	01/15/2026	527,292
Narragansett Bay Commission Wastewater System RB Refunding Series 2020 A (AA-/NR)
790,000	1.440	09/01/2023	804,201
800,000	1.497	09/01/2024	816,760
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB/Baa2)
1,210,000	5.000	09/15/2021	1,220,613
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,820,000	5.000	09/01/2021	4,858,536
4,970,000	5.000	09/01/2022	5,251,641
Rhode Island Health and Educational Building Corp. RB for City of Providence Series 2021 D (BAM) (ST AID WITHHLDG) (AA/Aa3)
1,500,000	5.000	05/15/2024	1,702,880
1,500,000	5.000	05/15/2025	1,765,256
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
1,415,000	5.000	05/15/2022	1,474,488
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (WD/NR)
1,070,000	2.250	06/01/2041	1,139,067

			21,285,997

South Carolina – 0.8%
Berkeley County School District GO Unlimited Bonds Series 2014 A (SCSDE) (AA/Aa1)
4,950,000	3.000	03/01/2026	5,263,270
Charleston County School District GO Bonds Series 2018 (SCSDE) (NR/Aa1)
5,575,000	5.000	03/01/2022	5,756,283
4,015,000	5.000	03/01/2023	4,338,780
County of Charleston GO Bonds for Transportation Sales Tax Series 2011 (ST AID WITHHLDG) (AAA/Aaa)(e)
4,925,000	4.000	11/01/2021	4,988,460
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000	11/01/2021	10,166,675
Laurens County Water & Sewer Commission RB Series 2020 (NR/WR)(e)
3,035,000	1.375	07/01/2021	3,035,000
South Carolina Public Service Authority RB Series 2016 D (A/A2)
6,756,000	2.388	12/01/2023	7,000,797
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
1,050,000	3.056	12/01/2023	1,104,764
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(a)
	(1 Mo. LIBOR + 0.45%),
55,885,000	0.512	10/01/2031	55,907,734

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
$730,000	5.000%	04/15/2023	$ 790,377
835,000	5.000	04/15/2024	940,387
925,000	5.000	04/15/2025	1,078,220
1,010,000	5.000	04/15/2026	1,213,757
700,000	5.000	04/15/2027	864,079

			102,448,583

South Dakota – 0.0%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
570,000	5.000	01/01/2022	583,681
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(a)(b)
3,700,000	5.000	07/01/2024	4,115,703

			4,699,384

Tennessee – 1.1%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2025	1,175,547
City of Memphis GO Bonds Series 2018 (AA/Aa2)
5,905,000	5.000	06/01/2028	7,128,432
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
2,400,000	5.000	06/01/2022	2,507,414
City of Murfreesboro GO Bonds Series 2021 (AA/Aa1)
4,440,000	5.000	06/01/2026	5,401,411
County of Rutherford GO Bonds for School Series 2017 (AA+/Aa1)
3,070,000	5.000	04/01/2022	3,182,352
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/WR)
3,500,000	5.000	07/01/2021	3,500,000
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
7,860,000	5.000	04/01/2022	8,147,651
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
1,420,000	5.000	04/01/2022	1,467,925
Metropolitan Government Nashville & Davidson County Sports Authority RB for MLS Project Series 2020 (AA/Aa3)
500,000	1.030	08/01/2024	503,094
740,000	1.230	08/01/2025	745,310
Metropolitan Government of Nashville & Davidson County GO Bonds Series 2021 C (AA/Aa2)
22,380,000	5.000	01/01/2026	26,872,474
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (AA/Aa2)
9,625,000	5.000	01/01/2023	10,323,021
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (AA/Aa2)
5,500,000	5.000	07/01/2023	6,028,401
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (AA/Aa2)
22,625,000	5.000	07/01/2022	23,727,539
17,965,000	5.000	07/01/2023	19,690,950
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA/Aa2)(a)(b)
7,500,000	5.000	10/01/2024	8,541,107
Tennessee State School Bond Authority RB Series 2015 B (AA+/Aa1)(e)
5,470,000	5.000	11/01/2025	6,528,359

			135,470,987

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – 7.9%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
$6,475,000	3.000%	08/15/2022	$ 6,684,718
Alvin Independent School District GO Bonds RMKT 08/17/20 Series 2014 B (PSF-GTD) (AAA/Aaa)(a)(b)
4,250,000	0.450	08/15/2023	4,246,316
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (AAA/NR)
375,000	5.000	08/15/2021	377,149
350,000	5.000	08/15/2022	368,758
325,000	5.000	08/15/2023	356,656
325,000	5.000	08/15/2024	370,293
475,000	5.000	08/15/2025	558,223
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (B/NR)
465,000	5.000	01/01/2022	471,336
750,000	5.000	01/01/2023	779,984
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (NR/Aa1)
195,000	3.750	02/01/2035	201,033
Board of Regents of the University of Texas System RB Refunding Series 2017 C (AAA/Aaa)
10,620,000	5.000	08/15/2023	11,697,289
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A-/Baa1)
75,000	5.000	01/01/2022	76,762
100,000	5.000	01/01/2023	107,033
120,000	5.000	01/01/2024	133,612
250,000	5.000	01/01/2025	288,514
240,000	5.000	01/01/2026	286,051
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 C (A-/Baa1)
600,000	1.345	01/01/2024	604,253
600,000	1.445	01/01/2025	603,025
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 D (BBB+/Baa2)
200,000	1.307	01/01/2022	200,449
170,000	1.486	01/01/2023	171,036
1,000,000	1.645	01/01/2024	1,004,848
1,000,000	1.795	01/01/2025	1,002,295
Central Texas Regional Mobility Authority Senior Lien RB Series 2020 F (BBB+/Baa2)
7,250,000	5.000	01/01/2025	8,203,882
Central Texas Regional Mobility Authority Subordinate Lien RB Series 2018 (BBB+/Baa2)
3,500,000	4.000	01/01/2022	3,510,217
Central Texas Turnpike System RB Refunding Series 2015 C (A-/Baa1)
1,525,000	5.000	08/15/2028	1,725,611
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,000,000	5.000	11/15/2023	1,109,977
City of Austin TX Water & Wastewater System RB Refunding Series 2011 (AA/Aa2)
20,000,000	5.000	11/15/2041	20,344,572
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (AA/NR)
280,000	4.000	09/01/2023	297,900
305,000	4.000	09/01/2025	336,513
320,000	4.000	09/01/2026	357,937
335,000	4.000	09/01/2027	377,090
350,000	4.000	09/01/2028	395,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Corpus Christi GO Refunding Bonds for Forward Delivery Series 2020 B (AA/Aa2)
$1,325,000	5.000%	03/01/2024	$ 1,491,434
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
135,000	4.000	08/15/2023	143,380
140,000	4.000	08/15/2024	152,000
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(g)
70,000	0.000	09/01/2021	69,788
70,000	0.000	09/01/2022	68,421
70,000	0.000	09/01/2023	66,935
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
405,000	4.000	09/01/2023	433,510
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)(g)
685,000	0.000	09/01/2021	683,881
685,000	0.000	09/01/2022	675,002
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A/NR)(e)
2,700,000	5.000	07/01/2022	2,826,542
City of Houston RB Refunding for Combined Utility System Series 2018 C (AA/Aa2)(a)
	(1 Mo. LIBOR + 0.36%),
12,500,000	0.424	08/01/2021	12,502,369
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
50,000	5.000	08/15/2021	50,238
65,000	5.000	08/15/2022	67,891
75,000	5.000	08/15/2023	81,174
City of Lubbock GO Bonds Series 2013 (AA+/Aa2)(e)
7,360,000	4.000	02/15/2023	7,816,908
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (AA/NR)
285,000	4.000	09/15/2025	314,777
295,000	4.000	09/15/2026	329,368
305,000	4.000	09/15/2027	344,409
320,000	4.000	09/15/2028	364,410
340,000	4.000	09/15/2030	381,093
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
110,000	2.500	09/01/2026	110,208
City of San Antonio GO Refunding Bonds Series 2013 (AAA/Aaa)(e)
3,175,000	5.000	02/01/2022	3,265,079
City of San Antonio RB for Electric & Gas Systems Junior Lien Series 2013 (A+/Aa2)(e)
5,420,000	5.000	02/01/2023	5,829,436
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (A+/Aa2)(a)(b)
36,630,000	1.750	12/01/2024	38,105,852
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (A+/Aa2)(a)(b)
5,200,000	2.750	12/01/2022	5,376,924
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (A+/Aa2)(a)(b)
27,875,000	1.750	12/01/2024	29,249,823
City of San Antonio RB Refunding for Electric & Gas Systems Series 2020 (A+/Aa2)(a)(b)
10,750,000	1.750	12/01/2025	11,252,671

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(a)(b)
$5,750,000	2.000%	11/01/2022	$ 5,877,180
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (AAA/NR)(a)(b)
15,000,000	0.500	08/15/2023	14,993,318
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (NR/Aaa)
310,000	5.000	04/01/2023	335,092
400,000	5.000	04/01/2024	450,419
Corsicana Independent School District GO Bonds Series 2015 (PSF-GTD) (NR/Aaa)(e)
9,910,000	5.000	02/15/2025	11,542,511
County of Bexar GO Bonds Series 2014 (AAA/Aaa)(e)
15,000,000	5.000	06/15/2024	17,085,243
County of Collin GO Refunding Bonds Series 2020 (AAA/Aaa)
560,000	0.867	02/15/2024	562,354
750,000	0.967	02/15/2025	752,477
County of Fort Bend GO Refunding Bonds Series 2015 B (AA+/Aa1)
3,740,000	5.000	03/01/2023	4,041,603
County of Maverick GO Refunding Bonds Series 2016 (NR/NR)(e)(f)
14,885,000	7.000	03/01/2023	16,533,631
Dallas Area Rapid Transit RB Refunding Series 2020 B (AA+/Aa2)
1,175,000	5.000	12/01/2021	1,198,525
1,200,000	5.000	12/01/2022	1,281,889
4,000,000	5.000	12/01/2023	4,459,014
Dallas Independent School District GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)
11,365,000	5.000	02/15/2024	12,779,661
Dallas-Fort Worth International Airport Joint RB Refunding Series 2013 D (A/A1)
3,385,000	5.250	11/01/2025	3,441,119
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 D (AMT) (A/NR)
3,660,000	5.000	11/01/2023	4,044,555
Dallas-Fort Worth International Airport RB Refunding Series 2020 A (A/A1)
1,500,000	5.000	11/01/2023	1,665,392
2,135,000	5.000	11/01/2024	2,462,892
1,000,000	5.000	11/01/2025	1,193,319
2,555,000	5.000	11/01/2026	3,139,683
Dallas-Fort Worth International Airport RB Refunding Series 2020 B (A/A1)
3,625,000	5.000	11/01/2021	3,682,596
3,000,000	5.000	11/01/2022	3,191,139
1,600,000	5.000	11/01/2023	1,776,418
2,000,000	5.000	11/01/2024	2,307,159
2,500,000	5.000	11/01/2025	2,983,297
Dallas-Fort Worth International Airport RB Refunding Series 2020 C (A/A1)
5,625,000	1.329	11/01/2025	5,686,019
Deer Park Independent School District GO Bonds RMKT 10/01/20 Series 2018 (PSF-GTD) (AAA/Aaa)(a)(b)
7,000,000	0.280	10/01/2021	7,001,231
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(a)(b)
5,000,000	2.000	08/01/2024	5,246,636
Dickinson Independent School District GO Refunding Bonds Series 2013 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	1.350	08/02/2021	5,005,086

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Ector County Hospital District GO Refunding Bonds Series 2020 (BBB-/Baa2)
$300,000	5.000%	09/15/2021	$ 302,414
400,000	5.000	09/15/2022	418,792
425,000	5.000	09/15/2023	460,293
450,000	5.000	09/15/2024	502,022
450,000	5.000	09/15/2025	515,307
620,000	5.000	09/15/2026	725,039
El Paso Independent School District GO Bonds Series 2020 (NR/Aa2)(a)(b)
7,000,000	2.500	08/01/2021	7,013,363
Fort Bend Independent School District GO Bonds Series 2019 A (PSF-GTD) (AAA/NR)(a)(b)
4,225,000	1.950	08/01/2022	4,300,487
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (AAA/NR)(a)(b)
7,800,000	0.875	08/01/2025	7,872,116
Georgetown Independent School District GO Bonds RMKT 08/01/20 Series 2016 B (PSF-GTD) (AAA/Aaa)(a)(b)
5,500,000	2.000	08/01/2023	5,690,614
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/14/20 Series 2014 B (PSF-GTD) (AAA/NR)(a)(b)
7,500,000	0.450	08/15/2022	7,525,644
Grand Parkway Transportation Corp. RB Series 2013 (BBB/NR)
7,110,000	5.000	02/01/2023	7,626,843
Gulf Coast Industrial Development Authority RB for Exxon Mobil Corp. Series 2012 (AA-/Aa2)(a)(b)
21,900,000	0.030	07/01/2021	21,900,000
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR)
270,000	4.000	09/01/2022	281,223
300,000	4.000	09/01/2024	327,393
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-1 (A+/A1)(a)(b)
7,500,000	5.000	12/01/2022	7,982,975
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(a)(b)
7,750,000	5.000	12/01/2024	8,921,425
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2020 (A/NR)
700,000	1.447	11/15/2022	707,079
1,000,000	1.593	11/15/2023	1,015,767
500,000	1.841	11/15/2024	511,219
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
1,800,000	5.000	12/01/2021	1,836,190
2,000,000	5.000	12/01/2022	2,136,778
2,500,000	5.000	12/01/2023	2,779,817
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-1 (A+/A1)(a)(b)
3,500,000	5.000	12/01/2022	3,735,024
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-2 (A+/A1)(a)(b)
3,000,000	5.000	12/01/2024	3,461,145
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A+/A1)(a)(b)
2,200,000	5.000	12/01/2026	2,694,506

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
	(SIFMA Municipal Swap Index Yield + 1.05%),
$5,685,000	1.080%	06/01/2024	$ 5,742,984
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (AA/Aa2)(a)(b)
5,015,000	5.000	10/01/2024	5,757,221
55,000	5.000	10/01/2024	63,140
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (AA-/A1)(a)(b)
8,940,000	0.900	05/15/2025	8,943,454
Harris County Flood Control District GO Bonds Series 2020 A (AAA/Aaa)
1,500,000	4.000	10/01/2024	1,678,833
1,505,000	5.000	10/01/2025	1,793,867
Harris County GO Refunding Bonds Series 2014 A (AAA/Aaa)
4,230,000	5.000	10/01/2025	4,872,361
Harris County GO Refunding Bonds Series 2015 A (AAA/Aaa)
2,160,000	5.000	10/01/2025	2,573,581
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(d)
	(3 Mo. LIBOR + 0.67%),
35,255,000	0.774	08/15/2035	35,010,630
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
90,000	3.000	09/01/2021	90,354
90,000	3.000	09/01/2022	92,187
95,000	3.000	09/01/2023	99,589
Houston Airport System RB Refunding Series 2020 C (A/A1)
825,000	0.883	07/01/2022	829,384
4,580,000	1.054	07/01/2023	4,628,049
13,060,000	1.272	07/01/2024	13,258,781
Houston Airport System Subordinate Lien RB Refunding Series 2020 C (A/A1)
9,570,000	1.716	07/01/2026	9,782,977
Houston Independent School District GO Bonds RMKT 06/01/20 Series 2014 A (PSF-GTD) (AAA/Aaa)(a)(b)
10,000,000	4.000	06/01/2023	10,704,471
Houston Independent School District GO Bonds RMKT 06/01/21 Series 2013 B (PSF-GTD) (AAA/Aaa)(a)(b)
8,500,000	3.000	06/01/2024	9,152,567
Houston Independent School District GO Refunding Bonds RMKT 06/01/20 Series 2012 (PSF-GTD) (AAA/Aaa)(a)(b)
6,000,000	4.000	06/01/2023	6,422,683
Hunt Memorial Hospital District Charitable Health GO Refunding Bonds Series 2020 (BBB+/A2)
250,000	5.000	02/15/2022	256,475
325,000	5.000	02/15/2023	346,567
275,000	5.000	02/15/2024	303,210
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
310,000	3.000	09/01/2021	311,288
330,000	3.000	09/01/2022	339,694
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(e)(g)
30,635,000	0.000	08/15/2024	10,539,952
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(g)
5,000,000	0.000	08/16/2021	4,998,908
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (NR/Aaa)(a)(b)
8,250,000	2.500	08/01/2021	8,264,673

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (A-/Baa2)(a)(b)
$3,375,000	0.900%	09/01/2023	$ 3,392,534
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (AAA/Aa2)
3,020,000	5.000	11/01/2022	3,211,994
1,110,000	5.000	11/01/2023	1,233,216
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (NR/WR)(e)
855,000	4.000	04/01/2022	879,114
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	2.375	08/01/2022	5,120,473
North Texas Tollway Authority RB for Second Tier Series 2021 B (A/A2)
3,500,000	5.000	01/01/2025	4,056,369
2,000,000	5.000	01/01/2026	2,396,536
North Texas Tollway Authority RB Refunding First Tier Series 2012 B (A+/A1)(e)
7,845,000	5.000	01/01/2022	8,033,643
North Texas Tollway Authority RB Refunding for Second Tier Series 2015 A (A/A2)
1,315,000	5.000	01/01/2034	1,504,283
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
1,215,000	5.000	01/01/2024	1,301,021
North Texas Tollway Authority RB Refunding Series 2016 A (A+/A1)
15,760,000	5.000	01/01/2026	17,593,774
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A+/A1)
12,430,000	5.000	01/01/2025	13,892,848
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
1,630,000	5.000	01/01/2022	1,669,039
14,225,000	5.000	01/01/2025	15,899,096
Northside Independent School District GO Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(a)(b)
32,150,000	0.700	06/01/2025	32,267,004
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(a)(b)
3,845,000	1.500	08/15/2024	3,965,997
Pflugerville Independent School District Unlimited Tax School Building GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)(a)(b)
7,500,000	2.500	08/15/2023	7,838,373
Round Rock Independent School District GO Refunding Bonds Series 2019 B (AAA/Aaa)
2,485,000	4.000	08/01/2023	2,681,112
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(a)(b)
16,495,000	1.500	08/01/2021	16,512,790
San Antonio Water System Junior Lien RB Series 2019 A (AA/Aa2)(a)(b)
15,000,000	2.625	05/01/2024	15,981,662
San Antonio Water System RB Refunding Series 2015 B (AA/Aa2)
8,855,000	5.000	05/15/2039	10,254,234
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)
300,000	5.000	09/01/2025	347,958
State of Texas GO Bonds Series 2014 (AAA/Aaa)(e)
9,870,000	5.000	04/01/2024	11,152,716
State of Texas GO Bonds Series 2016 (AAA/Aaa)
10,500,000	5.000	04/01/2031	12,603,920
State of Texas GO Refunding Bonds Series 2014 (AAA/Aaa)(e)
16,635,000	5.000	04/01/2024	18,796,903

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
State of Texas GO Refunding Bonds Series 2015 B (AAA/Aaa)
$25,000,000	5.000%	10/01/2036	$ 29,462,945
State of Texas RB Anticipation Notes Series 2020 (SP-1+/MIG1)
82,500,000	4.000	08/26/2021	82,995,338
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/A1)
1,795,000	5.000	07/01/2022	1,880,434
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/WR)
2,200,000	5.000	07/01/2021	2,200,000
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Hendrick Medical Center Obligated Group Series 2021 (AGM) (AA/A2)
700,000	0.863	09/01/2021	700,434
450,000	0.923	09/01/2022	451,919
500,000	1.071	09/01/2023	503,195
700,000	1.356	09/01/2024	707,199
600,000	1.386	09/01/2025	602,630
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(d)
	(3 Mo. LIBOR + 0.70%),
9,740,000	0.780	12/15/2026	9,807,462
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%),
9,560,000	0.580	09/15/2027	9,624,035
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (BBB+/A3)
1,000,000	5.000	12/15/2021	1,021,161
780,000	5.000	12/15/2022	832,425
670,000	5.000	12/15/2023	744,380
735,000	5.000	12/15/2024	845,577
1,000,000	5.000	12/15/2025	1,187,823
1,250,000	5.000	12/15/2026	1,526,413
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (BBB/NR)
300,000	5.000	05/01/2022	311,483
270,000	5.000	05/01/2023	292,358
350,000	5.000	05/01/2024	392,511
490,000	5.000	05/01/2025	566,556
520,000	5.000	05/01/2026	618,643
640,000	5.000	05/01/2027	780,349
Texas Transportation Commission Central Turnpike System RB First Tier Series 2002 A (AMBAC) (A/A3)(g)
6,950,000	0.000	08/15/2023	6,879,572
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000	04/01/2022	7,176,832
Tomball Independent School District GO Bonds Series 2014 B-1 (PSF-GTD) (AAA/Aaa)(a)(b)
2,675,000	0.450	08/15/2023	2,675,498
Tomball Independent School District GO Bonds Series 2014 B-3 (PSF-GTD) (AAA/Aaa)(a)(b)
11,650,000	1.350	08/15/2022	11,807,066
Travis County Water Control & Improvement District No. 17 GO Refunding Bonds Series 2020 (BAM) (AA/NR)
300,000	3.000	05/01/2022	306,817
325,000	3.000	05/01/2023	341,054
405,000	3.000	05/01/2024	434,235
305,000	4.000	05/01/2025	344,880
285,000	4.000	05/01/2026	328,707

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
$6,355,000	5.000%	02/15/2022	$ 6,547,818
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
19,000	4.000	12/01/2021	19,207

			979,626,433

Utah – 0.4%
County of Utah RB for IHC Health Services, Inc. Obligated Group Series 2020 B (AA+/Aa1)(a)(b)
5,715,000	5.000	08/01/2024	6,520,833
6,000,000	5.000	08/01/2026	7,287,232
Granite School District Board of Education GO Bonds Series 2020 (SCH BD GTY) (AAA/Aaa)
4,660,000	5.000	06/01/2022	4,868,122
4,890,000	5.000	06/01/2023	5,342,540
5,135,000	5.000	06/01/2024	5,842,783
1,895,000	5.000	06/01/2025	2,233,519
University of Utah RB General Series 2015 B (AA+/Aa1)
5,370,000	5.000	08/01/2023	5,904,048
University of Utah RB General Series 2016 B-1 (AA+/Aa1)
2,415,000	5.000	08/01/2023	2,655,172
Washington County School District Board of Education GO Refunding Bonds Series 2019 (SCH BD GTY) (AAA/Aaa)
2,510,000	5.000	03/01/2022	2,591,446

			43,245,695

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A3)
365,000	5.000	12/01/2021	372,169

Virgin Islands – 0.0%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(f)
2,015,000	5.000	09/01/2021	2,028,677
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan NT RB Series 2012 A (AGM-CR) (AA/A2)
155,000	4.000	10/01/2022	158,569
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (WD/NR)
280,000	4.000	10/01/2022	279,334

			2,466,580

Virginia – 2.6%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
22,680,000	5.000	11/01/2023	25,090,954
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
2,250,000	1.900	06/01/2023	2,303,166
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	372,263
Commonwealth of Virginia GO Bonds Series 2020 A (AAA/Aaa)
4,515,000	4.000	06/01/2024	4,999,359
4,560,000	4.000	06/01/2025	5,193,850
4,360,000	4.000	06/01/2026	5,092,888
County of Arlington GO Bonds for Public Improvement Series 2013 A (AAA/Aaa)(e)
2,930,000	4.000	08/01/2021	2,939,201

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
County of Arlington GO Refunding Bonds 2020 B (ST AID WITHHLDG) (AAA/Aaa)
$2,870,000	0.640%	08/01/2024	$ 2,876,466
County of Fairfax RB for Sewer Series 2012 (AAA/Aaa)(e)
9,235,000	4.500	07/15/2021	9,249,666
Fairfax County GO Bonds for Virginia Public Improvement Series 2015 A (ST AID WITHHLDG) (AAA/Aaa)(e)
6,475,000	4.000	10/01/2024	7,250,811
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/Aaa)
10,285,000	4.000	10/01/2021	10,384,147
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (NR/Aaa)(e)
8,450,000	5.000	10/01/2021	8,552,311
Fairfax County GO Taxable Refunding Bonds Series 2020 B (ST AID WITHHLDG) (AAA/Aaa)
1,095,000	0.545	10/01/2024	1,093,325
2,830,000	0.645	10/01/2025	2,810,019
Halifax County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
2,250,000	0.450	04/01/2022	2,252,028
Hampton Roads Transportation Accountability Commission RB Series 2019 A (A+/Aa3)
34,395,000	5.000	07/01/2022	36,049,799
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A+/A1)
8,365,000	2.000	11/01/2023	8,409,652
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
1,325,000	1.900	06/01/2023	1,362,713
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(a)(b)
2,550,000	1.800	04/01/2022	2,577,966
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (BBB+/A2)(a)(b)
2,500,000	0.750	09/02/2025	2,508,338
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(a)(b)
2,400,000	1.700	10/01/2022	2,441,793
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
215,000	5.000	04/01/2022	222,009
250,000	5.000	04/01/2023	268,865
270,000	5.000	04/01/2024	299,478
270,000	5.000	04/01/2025	308,589
University of Virginia RB Green Bonds Series 2015 A-2 (AAA/Aaa)
20,705,000	5.000	04/01/2045	23,803,963
Virginia College Building Authority Education Facilities RB Series 2014 A (AA+/Aa1)(e)
7,880,000	4.000	02/01/2024	8,639,613
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (BBB-/NR)
175,000	5.000	06/01/2022	182,304
175,000	5.000	06/01/2023	190,137
250,000	5.000	06/01/2024	281,885
270,000	5.000	06/01/2025	314,224
340,000	5.000	06/01/2026	406,498
300,000	5.000	06/01/2027	367,092
Virginia Commonwealth Transportation Board Federal Transportation Grant Anticipation RB Series 2013 A (AA+/Aa1)(e)
5,225,000	5.000	03/15/2023	5,654,845

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
$810,000	4.000%	05/15/2037	$ 836,311
Virginia Commonwealth Transportation Board RB For Transportation Capital Project Series 2012 (AA+/Aa1)(e)
9,365,000	5.000	05/15/2022	9,762,007
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (AA+/Aa1)
1,230,000	5.000	05/15/2022	1,282,263
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,345,000	5.000	05/15/2023	2,557,523
Virginia Housing Development Authority RB for Rental Housing Series 2018 E (AA+/Aa1)
5,660,000	2.500	12/01/2022	5,666,483
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,500,000	1.400	12/01/2023	4,502,106
Virginia Housing Development Authority RB Series 2021 B (AA+/Aa1)
11,625,000	0.670	03/01/2025	11,633,735
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AMT) (AAA/NR)
3,375,000	5.000	11/01/2021	3,429,652
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AMT) (ETM) (NR/NR)(e)
385,000	5.000	11/01/2021	391,233
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (A/NR)
500,000	5.000	01/01/2022	511,492
500,000	5.000	01/01/2023	533,605
550,000	5.000	01/01/2024	609,483
700,000	5.000	01/01/2025	802,064
750,000	5.000	01/01/2026	883,690
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2012 (BBB-/NR)
1,525,000	5.000	07/01/2034	1,560,443
4,500,000	5.000	01/01/2040	4,603,862
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
15,000,000	5.000	07/01/2034	15,348,645
24,700,000	5.000	01/01/2040	25,270,086
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
14,290,000	5.000	07/01/2049	14,614,740
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(e)
5,375,000	5.000	08/01/2021	5,396,206
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2009 A (BBB+/A2)(a)(b)
12,500,000	0.750	09/02/2025	12,613,614
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
6,805,000	1.200	05/31/2024	6,962,722
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(a)(b)
4,250,000	1.900	06/01/2023	4,353,704

			318,875,886

Washington – 1.1%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2021 A (AAA/Aaa)
2,495,000	5.000	12/01/2026	3,082,284

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
King County Housing Authority RB Refunding Series 2020 (AA/NR)
$250,000	3.000%	06/01/2022	$ 256,111
200,000	3.000	06/01/2023	209,686
225,000	3.000	06/01/2024	240,578
280,000	3.000	06/01/2025	304,075
King County Junior Lien Sewer RB Refunding Series 2020 A (AA/Aa2)(a)(b)
15,845,000	0.625	01/01/2024	15,868,912
King County Sewer RB Series 2014 A (AGM) (AA+/Aa1)
29,000,000	5.000	01/01/2047	32,446,229
Port of Seattle GO Refunding Bonds Series 2015 (AA-/Aaa)
5,000,000	5.000	06/01/2027	5,676,643
Port of Seattle RB for Intermediate Lien Series 2021 C (A+/A1)
1,975,000	5.000	04/01/2040	2,241,212
State of Washington GO Bonds Series 2021 E (AA+/Aaa)
5,360,000	5.000	06/01/2024	6,098,796
University of Washington RB Series 2019 A (AA+/Aaa)(a)(b)
15,000,000	5.000	05/01/2022	15,238,329
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,300,000	5.000	08/01/2025	1,528,210
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,260,000	5.000	08/01/2025	3,832,281
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
12,295,000	5.000	08/01/2024	13,781,210
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(a)(b)
9,165,000	5.000	08/01/2025	10,646,456
Washington Health Care Facilities Authority RB Refunding for Multicare Health System Obligated Group Series 2017 B (AA-/Aa3)
1,315,000	5.000	08/15/2025	1,557,766
Washington State GO Refunding Bonds Series R-2015E (AA+/Aaa)
8,000,000	5.000	07/01/2030	9,226,418
Washington State Local Agency Real and Personal Property COPS Series 2019 D (NR/Aa1)
3,935,000	5.000	07/01/2024	4,486,707
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013 B (AA+/Aaa)
5,000,000	5.000	07/01/2024	5,240,558
Washington State Various Purpose GO Refunding Bonds Series R-2013C (AA+/Aaa)
6,500,000	5.000	07/01/2025	7,113,499

			139,075,960

West Virginia – 0.7%
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
7,830,000	5.000	06/01/2023	8,554,619
8,640,000	5.000	06/01/2025	10,172,363
8,860,000	5.000	12/01/2025	10,605,658
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/Baa1)(a)(b)
2,900,000	2.625	06/01/2022	2,959,455
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2011 A (AMT) (A-/Baa1)(a)(b)
5,650,000	1.000	09/01/2025	5,681,920
West Virginia Economic Development Authority RB Refunding for Appalachian Power Co. Series 2010 A (A-/Baa1)(a)(b)
4,645,000	0.625	12/15/2025	4,616,274
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
540,000	5.000	01/01/2022	552,000
550,000	5.000	01/01/2023	586,367

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
$8,895,000	1.365%	10/01/2022	$ 8,998,888
10,495,000	1.391	10/01/2023	10,675,115
19,755,000	1.449	10/01/2024	20,137,850

			83,540,509

Wisconsin – 1.8%
City of Milwaukee GO Refunding Bonds Series 2017 (A/NR)
6,045,000	5.000	04/01/2023	6,547,607
City of Milwaukee GO Refunding Bonds Series 2018 (A/NR)
12,770,000	5.000	02/01/2023	13,732,061
County of Dane GO Bonds Series 2019 A (AAA/NR)
2,165,000	2.000	06/01/2022	2,202,583
County of Dane GO Bonds Series 2020 A (AAA/NR)
5,935,000	0.050	04/01/2022	5,932,826
5,935,000	0.050	04/01/2023	5,918,561
4,950,000	2.000	04/01/2024	5,179,628
3,290,000	2.000	04/01/2026	3,508,286
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
160,000	4.000	07/01/2024	176,146
265,000	4.000	07/01/2025	299,238
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
200,000	5.000	01/01/2022	204,648
300,000	5.000	01/01/2023	320,865
300,000	5.000	01/01/2024	333,633
300,000	5.000	01/01/2025	345,539
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,925,000	4.000	01/01/2026	2,159,391
2,000,000	4.000	01/01/2027	2,275,345
1,720,000	4.000	01/01/2028	1,977,208
1,790,000	4.000	01/01/2029	2,059,258
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 A (A+/NR)
300,000	5.000	06/01/2022	313,087
325,000	5.000	06/01/2023	353,896
350,000	5.000	06/01/2024	396,490
375,000	5.000	06/01/2025	439,752
300,000	5.000	06/01/2026	362,689
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(g)
10,252,000	0.000	12/15/2027	7,972,149
State of Wisconsin Environmental Improvement Fund RB Series 2018 A (AAA/NR)
7,905,000	5.000	06/01/2022	8,258,796
State of Wisconsin GO Unlimited Bonds Series 2014 A (AA/Aa1)(e)
11,145,000	5.000	05/01/2022	11,596,340
State of Wisconsin GO Unlimited Refunding Bonds Series 2017 (AA/Aa1)
5,420,000	5.000	11/01/2021	5,507,584
Western Technical College District GO Refunding Bonds Series 2017 G (AA+/NR)
1,685,000	5.000	04/01/2023	1,824,479
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
115,000	4.000	03/15/2022	117,410
115,000	4.000	03/15/2023	120,017
120,000	4.000	03/15/2024	127,886
125,000	4.000	03/15/2025	135,737
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-1 (AA/Aa3)(a)(b)
4,250,000	5.000	07/29/2026	5,178,952

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-4 (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.65%),
$4,000,000	0.680%	07/31/2024	$ 4,034,443
Wisconsin Health & Educational Facilities Authority RB Refunding for Ascension Health Credit Group Series 2019 A (AA+/Aa2)
1,875,000	5.000	11/15/2021	1,908,721
930,000	5.000	11/15/2022	991,759
4,455,000	5.000	11/15/2023	4,959,549
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
285,000	4.000	02/01/2022	289,736
290,000	4.000	02/01/2023	302,942
Wisconsin Health & Educational Facilities Authority RB Refunding for Marshfield Clinic Health System Obligated Group Series 2020 B-1 (A-/NR)(a)(b)
8,500,000	5.000	02/15/2025	9,633,593
Wisconsin State GO Bonds Series 2015 A (AA/Aa1)(e)
40,860,000	5.000	05/01/2023	44,457,539
Wisconsin State GO Bonds Series 2015 C (AA/Aa1)
5,000,000	5.000	05/01/2031	5,661,659
Wisconsin State GO Bonds Series 2016 A (AA/Aa1)
5,000,000	5.000	05/01/2033	5,830,609
5,000,000	5.000	05/01/2034	5,824,404
Wisconsin State GO Bonds Series 2018 A (AA/Aa1)
9,495,000	5.000	05/01/2023	10,337,927
Wisconsin State GO Bonds Series 2020 B (AA/Aa1)
9,815,000	5.000	05/01/2024	11,122,785
Wisconsin State GO Refunding Bonds Series 2016 2 (AA/Aa1)
4,210,000	5.000	11/01/2024	4,861,123
Wisconsin State GO Refunding Bonds Series 2017 2 (AA/Aa1)
4,405,000	5.000	11/01/2024	5,086,281
Wisconsin State GO Refunding Bonds Series 2021 1 (AA/Aa1)
5,000,000	5.000	05/01/2026	6,072,391
Wisconsin State RB Refunding Series 2020 A (AA/Aa2)
775,000	1.720	05/01/2022	784,897
820,000	1.749	05/01/2023	841,228

			218,879,673

TOTAL MUNICIPAL BONDS (Cost $11,209,968,745)			$11,416,029,469

Corporate Bonds – 0.1%
Consumer Services – 0.1%
Emory University Series 2020
$9,000,000	1.566%	09/01/2025	$ 9,205,561
Howard University Series 2020
1,000,000	2.638	10/01/2021	1,005,300
1,500,000	2.738	10/01/2022	1,535,996
1,500,000	2.801	10/01/2023	1,534,592
2,030,000	2.416	10/01/2024	2,083,729

			15,365,178

Media & Entertainment – 0.0%
Smithsonian Institution
740,000	0.845	09/01/2021	740,236
825,000	0.895	09/01/2022	826,597
800,000	0.974	09/01/2023	803,662
1,000,000	1.118	09/01/2024	1,006,222

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Media & Entertainment – (continued)
Smithsonian Institution
$1,000,000	1.218%	09/01/2025	$ 1,000,250

			4,376,967

TOTAL CORPORATE BONDS (Cost $19,625,087)			$ 19,742,145

U.S. Treasury Obligations – 3.4%
U.S. Treasury Notes
$100,000,000	0.375%	11/30/2025	$ 98,203,125
75,000,000	0.375	12/31/2025	73,570,312
50,000,000	0.375	01/31/2026	49,003,907
25,000,000	0.750	03/31/2026	24,890,625
50,000,000	0.625	11/30/2027	48,402,344
75,000,000	0.625	12/31/2027	72,503,906
50,000,000	0.750	01/31/2028	48,679,688

TOTAL U.S. TREASURY OBLIGATIONS (Cost $423,675,040)			$ 415,253,907

TOTAL INVESTMENTS – 96.0% (Cost $11,653,268,872)			$11,851,025,521

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%			491,135,816

NET ASSETS – 100.0%			$12,342,161,337

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2021.

(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	When-issued security.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Zero coupon bond until next reset date.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.177%	Bank of America NA	03/20/2023	USD 5,000	$72,732	$(42,620)	$115,352
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.177	JPMorgan Chase Bank NA	03/20/2023	10,000	145,465	(85,240)	230,705

TOTAL						$218,197	$(127,860)	$346,057

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$9,870,336,565	$—
Corporate Bonds	—	12,860,378	9,324,665
U.S. Treasury Obligation	49,046,875	—	—

Total	$49,046,875	$9,883,196,943	$9,324,665

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$46,141	$—

Liabilities(a)
Futures Contracts	$(10,001,421)	$—	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$10,964,935,968	$—
Corporate Bonds	—	21,292,391	19,920,645

Total	$—	$10,986,228,359	$19,920,645

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$1,063,697	$—

Liabilities(a)
Futures Contracts	$(11,129,702)	$—	$—

MUNICIPAL INCOME COMPLETION

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$134,613,494	$—
Corporate Bond	—	—	202,600

Total	$—	$134,613,494	$202,600

Derivative Type

Liabilities(a)
Futures Contracts	$(119,595)	$—	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$11,416,029,469	$—
Corporate Bonds	—	19,742,145	—
U.S. Treasury Obligations	415,253,907	—	—

Total	$415,253,907	$11,435,771,614	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$346,057	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk— Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.